UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4008

Fidelity Investment Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Diversified International K6 Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	16.5%
United Kingdom	13.0%
United States of America*	10.3%
Germany	9.1%
France	6.5%
Netherlands	5.8%
Switzerland	5.8%
India	4.9%
Canada	3.1%
Other	25.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	96.2
Short-Term Investments and Net Other Assets (Liabilities)	3.8

Top Ten Stocks as of April 30, 2019

% of fund's net assets
SAP SE (Germany, Software)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	1.8
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.6
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	1.5
Keyence Corp. (Japan, Electronic Equipment & Components)	1.5
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
Prudential PLC (United Kingdom, Insurance)	1.3
HDFC Bank Ltd. (India, Banks)	1.3
15.9

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	22.9
Information Technology	15.2
Industrials	14.7
Health Care	13.9
Consumer Staples	8.3
Consumer Discretionary	7.4
Materials	5.5
Energy	4.0
Communication Services	3.1
Real Estate	0.6

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 1.1%
CSL Ltd.	116,275	$16,276,398
Magellan Financial Group Ltd.	441,106	13,871,822

TOTAL AUSTRALIA		30,148,220

Bailiwick of Jersey - 1.0%
Experian PLC	496,867	14,463,258
Ferguson PLC	179,896	12,761,390

TOTAL BAILIWICK OF JERSEY		27,224,648

Belgium - 1.2%
KBC Groep NV	373,075	27,625,470
Umicore SA	132,506	5,127,346

TOTAL BELGIUM		32,752,816

Bermuda - 1.7%
Credicorp Ltd. (United States)	54,478	12,905,838
Hiscox Ltd.	515,023	11,242,416
IHS Markit Ltd. (a)	208,677	11,948,845
Marvell Technology Group Ltd.	399,277	9,989,911

TOTAL BERMUDA		46,087,010

Brazil - 0.3%
BM&F BOVESPA SA	480,043	4,217,562
Notre Dame Intermedica Participacoes SA	437,741	3,920,702

TOTAL BRAZIL		8,138,264

Canada - 3.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	551,509	32,517,501
Cenovus Energy, Inc. (Canada)	781,046	7,742,249
Constellation Software, Inc.	12,619	11,134,240
Fairfax India Holdings Corp. (a)(b)	656,692	8,799,673
Suncor Energy, Inc.	701,264	23,125,956
Waste Connection, Inc. (Canada)	29,434	2,731,823

TOTAL CANADA		86,051,442

Cayman Islands - 1.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	97,912	18,169,530
ENN Energy Holdings Ltd.	402,223	3,799,297
Momo, Inc. ADR	68,828	2,413,798
Sea Ltd. ADR (a)	120,100	2,989,289
Tencent Holdings Ltd.	315,575	15,553,954
Zai Lab Ltd. ADR (a)	89,428	2,383,256

TOTAL CAYMAN ISLANDS		45,309,124

China - 1.5%
Kweichow Moutai Co. Ltd. (A Shares)	103,077	14,906,977
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	994,428	12,037,218
Shanghai International Airport Co. Ltd. (A Shares)	749,724	7,862,478
Wuliangye Yibin Co. Ltd. (A Shares)	448,510	6,816,654

TOTAL CHINA		41,623,327

Denmark - 1.3%
DONG Energy A/S (b)	184,135	14,097,201
DSV de Sammensluttede Vognmaend A/S	88,767	8,201,509
Netcompany Group A/S (b)	98,100	3,498,782
Novozymes A/S Series B	197,010	9,181,152

TOTAL DENMARK		34,978,644

France - 6.5%
Amundi SA (b)	256,163	18,402,361
Capgemini SA	186,965	22,668,564
Danone SA	71,724	5,800,859
Elis SA	94,586	1,686,794
Ipsen SA	25,935	3,028,133
Kering SA	15,618	9,231,537
Legrand SA	114,547	8,417,742
LVMH Moet Hennessy - Louis Vuitton SA	84,071	33,007,725
Pernod Ricard SA	15,199	2,648,282
Sanofi SA	351,273	30,648,324
SR Teleperformance SA	108,363	20,819,792
VINCI SA (c)	249,486	25,197,150

TOTAL FRANCE		181,557,263

Germany - 9.1%
adidas AG	84,726	21,771,071
Allianz SE	103,626	25,047,872
Bayer AG	245,306	16,326,523
Continental AG	42,160	6,968,162
Deutsche Borse AG	157,352	21,025,745
Deutsche Post AG	441,797	15,357,054
Fresenius SE & Co. KGaA	96,495	5,474,212
Hannover Reuck SE	103,259	15,565,576
Linde PLC	165,361	29,749,211
Morphosys AG (a)	21,700	2,151,543
Morphosys AG sponsored ADR	149,200	3,679,272
SAP SE	457,332	58,953,865
Symrise AG	165,346	15,893,243
Vonovia SE	284,350	14,182,682

TOTAL GERMANY		252,146,031

Hong Kong - 2.6%
AIA Group Ltd.	4,887,279	50,042,979
BOC Hong Kong (Holdings) Ltd.	2,351,430	10,521,007
Techtronic Industries Co. Ltd.	1,628,221	11,768,322

TOTAL HONG KONG		72,332,308

India - 4.9%
Axis Bank Ltd. (a)	1,283,223	14,128,958
Godrej Consumer Products Ltd.	241,398	2,259,153
HDFC Bank Ltd.	1,077,574	35,749,255
Housing Development Finance Corp. Ltd.	1,104,241	31,631,169
Infosys Ltd. sponsored ADR	478,627	5,150,027
Kotak Mahindra Bank Ltd.	492,339	9,801,609
LIC Housing Finance Ltd.	882,266	6,292,671
Reliance Industries Ltd.	1,606,297	32,122,711

TOTAL INDIA		137,135,553

Indonesia - 1.1%
PT Bank Central Asia Tbk	7,255,162	14,637,608
PT Bank Rakyat Indonesia Tbk	50,491,963	15,484,202

TOTAL INDONESIA		30,121,810

Ireland - 2.6%
Allergan PLC	37,202	5,468,694
CRH PLC	368,841	12,382,246
DCC PLC (United Kingdom)	46,026	4,110,026
Kerry Group PLC Class A	161,082	18,030,823
Kingspan Group PLC (Ireland)	347,015	18,246,260
Ryanair Holdings PLC sponsored ADR (a)	177,279	13,763,942

TOTAL IRELAND		72,001,991

Israel - 0.5%
Check Point Software Technologies Ltd. (a)	111,077	13,413,659
Italy - 0.9%
FinecoBank SpA	225,845	2,972,566
Intesa Sanpaolo SpA	3,916,182	10,260,461
Moncler SpA	98,485	4,039,551
Recordati SpA	178,916	7,222,192

TOTAL ITALY		24,494,770

Japan - 16.5%
Bandai Namco Holdings, Inc.	129,126	6,143,613
Daikin Industries Ltd.	150,430	19,152,669
Hoya Corp.	575,846	40,398,909
Iriso Electronics Co. Ltd.	40,426	2,090,343
Itochu Corp.	572,595	10,280,443
Kao Corp.	244,885	18,811,266
Keyence Corp. (d)	65,324	40,533,192
KH Neochem Co. Ltd.	135,796	3,931,434
Minebea Mitsumi, Inc.	1,596,329	28,230,784
Misumi Group, Inc.	334,634	8,645,600
Mitsubishi UFJ Financial Group, Inc.	2,646,100	13,128,694
Morinaga & Co. Ltd.	8,397	348,634
Nabtesco Corp.	123,155	3,747,883
Nidec Corp.	30,705	4,350,989
Nissan Chemical Corp. (d)	60,794	2,690,555
Nitori Holdings Co. Ltd.	139,426	16,584,178
ORIX Corp. (d)	2,172,429	30,647,445
PALTAC Corp.	75,676	4,150,818
Persol Holdings Co., Ltd.	211,099	3,949,282
Recruit Holdings Co. Ltd.	918,444	27,447,373
Renesas Electronics Corp. (a)	1,786,607	9,510,821
Shimadzu Corp.	159,684	4,263,209
Shin-Etsu Chemical Co. Ltd.	195,696	18,537,212
Shiseido Co. Ltd.	199,792	15,636,130
SMC Corp.	49,515	20,473,638
SoftBank Corp.	219,556	23,279,827
Sony Corp.	191,829	9,662,064
Suzuki Motor Corp.	338,256	15,380,104
Takeda Pharmaceutical Co. Ltd. (d)	441,804	16,303,330
Tokyo Electron Ltd. (e)	61,003	9,662,893
Tsubaki Nakashima Co. Ltd.	107,610	1,990,005
Tsuruha Holdings, Inc.	187,188	15,913,375
Welcia Holdings Co. Ltd.	244,186	9,590,320
Yahoo! Japan Corp. (e)	1,909,961	5,075,169

TOTAL JAPAN		460,542,201

Korea (South) - 0.6%
LG Chemical Ltd.	21,228	6,583,541
SK Hynix, Inc.	153,919	10,446,303

TOTAL KOREA (SOUTH)		17,029,844

Luxembourg - 0.7%
B&M European Value Retail SA	3,279,324	16,869,761
Samsonite International SA (b)	1,390,347	3,987,713

TOTAL LUXEMBOURG		20,857,474

Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	637,089	4,026,974
Netherlands - 5.8%
Adyen BV (b)	4,948	4,026,846
ASML Holding NV	205,643	42,942,371
Heineken NV (Bearer)	101,888	10,998,074
Koninklijke Philips Electronics NV	394,776	16,953,154
NXP Semiconductors NV	183,896	19,423,096
Unilever NV (Certificaten Van Aandelen) (Bearer)	722,558	43,718,071
Wolters Kluwer NV	342,287	23,871,468

TOTAL NETHERLANDS		161,933,080

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	1,121,963	9,104,713
Norway - 1.4%
Adevinta ASA:
Class A (a)	547,587	5,523,187
Class B	271,000	2,666,197
Equinor ASA	844,463	18,837,189
Schibsted ASA (A Shares)	436,124	11,444,688

TOTAL NORWAY		38,471,261

South Africa - 0.3%
Capitec Bank Holdings Ltd.	77,233	7,216,818
Spain - 1.3%
Amadeus IT Holding SA Class A	156,868	12,477,888
CaixaBank SA	4,784,768	15,251,423
Masmovil Ibercom SA (a)	62,321	1,365,831
Prosegur Cash SA (b)	3,277,355	7,028,285

TOTAL SPAIN		36,123,427

Sweden - 1.9%
ASSA ABLOY AB (B Shares)	869,600	18,589,933
Coor Service Management Holding AB (b)	386,247	3,338,948
Indutrade AB	187,274	5,725,851
Svenska Handelsbanken AB (A Shares)	488,962	5,340,980
Swedbank AB (A Shares)	333,380	5,447,170
Telefonaktiebolaget LM Ericsson (B Shares)	1,557,621	15,408,263

TOTAL SWEDEN		53,851,145

Switzerland - 5.8%
Alcon, Inc. (a)	341,848	19,686,580
Julius Baer Group Ltd.	255,239	12,329,296
Lonza Group AG	40,167	12,404,747
Medacta Group SA (b)	28,700	2,629,319
Roche Holding AG (participation certificate)	206,257	54,423,666
Sig Combibloc Group AG	76,293	742,751
Sika AG	195,010	29,855,793
Sonova Holding AG Class B	44,091	8,892,193
Swiss Re Ltd.	143,434	13,803,561
UBS Group AG	523,716	7,023,484

TOTAL SWITZERLAND		161,791,390

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	659,171	28,884,873
United Kingdom - 13.0%
Admiral Group PLC	131,218	3,771,226
Aon PLC	64,235	11,571,293
Ascential PLC	1,571,376	7,306,999
AstraZeneca PLC (United Kingdom)	502,412	37,429,597
Beazley PLC	841,288	6,318,948
Big Yellow Group PLC	278,287	3,777,646
BP PLC sponsored ADR	649,890	28,419,690
Bunzl PLC	647,971	19,509,992
Coca-Cola European Partners PLC	202,391	10,846,134
Compass Group PLC	820,472	18,668,905
Halma PLC	120,128	2,818,861
Hastings Group Holdings PLC (b)	933,880	2,317,434
InterContinental Hotel Group PLC	168,108	10,890,493
Lloyds Banking Group PLC	26,534,666	21,700,990
London Stock Exchange Group PLC	313,610	20,561,308
Micro Focus International PLC	178,954	4,521,973
Network International Holdings PLC (b)	661,500	4,494,125
Ocado Group PLC (a)	147,176	2,614,876
Prudential PLC	1,577,196	35,836,072
RELX PLC (Euronext N.V.)	1,090,921	25,034,385
Rentokil Initial PLC	1,157,586	5,887,019
Rio Tinto PLC	283,491	16,538,601
Smith & Nephew PLC	766,261	14,813,731
Spectris PLC	203,838	7,304,315
St. James's Place Capital PLC	566,109	8,278,982
Standard Chartered PLC (United Kingdom)	668,308	6,100,315
Tesco PLC	3,645,993	11,895,561
The Weir Group PLC	535,795	11,594,539

TOTAL UNITED KINGDOM		360,824,010

United States of America - 6.5%
Alphabet, Inc. Class C (a)	14,759	17,540,776
Amgen, Inc.	70,762	12,689,042
Becton, Dickinson & Co.	46,934	11,298,891
Boston Scientific Corp. (a)	342,328	12,707,215
Citigroup, Inc.	163,049	11,527,564
Coty, Inc. Class A (c)	756,076	8,180,742
IQVIA Holdings, Inc. (a)	96,661	13,426,213
Marsh & McLennan Companies, Inc.	85,252	8,038,411
MasterCard, Inc. Class A	121,602	30,916,092
Microsoft Corp.	136,306	17,801,564
QIAGEN NV (a)	162,399	6,327,065
Visa, Inc. Class A	187,464	30,824,706

TOTAL UNITED STATES OF AMERICA		181,278,281

TOTAL COMMON STOCKS
(Cost $2,505,903,496)		2,677,452,371

Nonconvertible Preferred Stocks - 0.0%
Germany - 0.0%
Sartorius AG (non-vtg.)
(Cost $769,613)	7,649	1,400,112

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 2.49% (f)	90,260,619	90,278,671
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	28,342,956	28,345,790
TOTAL MONEY MARKET FUNDS
(Cost $118,623,839)		118,624,461
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,625,296,948)		2,797,476,944
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(13,218,627)
NET ASSETS - 100%		$2,784,258,317

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,620,687 or 2.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,522,976
Fidelity Securities Lending Cash Central Fund	75,881
Total	$1,598,857

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$83,981,042	$45,147,261	$38,833,781	$--
Consumer Discretionary	212,897,712	151,559,018	61,338,694	--
Consumer Staples	228,918,556	167,504,065	61,414,491	--
Energy	110,247,795	110,247,795	--	--
Financials	634,024,836	350,265,373	283,759,463	--
Health Care	387,467,726	204,491,177	182,976,549	--
Industrials	407,388,864	305,564,001	101,824,863	--
Information Technology	426,856,041	352,493,913	74,362,128	--
Materials	151,213,085	103,755,026	47,458,059	--
Real Estate	17,960,328	17,960,328	--	--
Utilities	17,896,498	17,896,498	--	--
Money Market Funds	118,624,461	118,624,461	--	--
Total Investments in Securities:	$2,797,476,944	$1,945,508,916	$851,968,028	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,319,025) — See accompanying schedule: Unaffiliated issuers (cost $2,506,673,109)	$2,678,852,483
Fidelity Central Funds (cost $118,623,839)	118,624,461
Total Investment in Securities (cost $2,625,296,948)		$2,797,476,944
Foreign currency held at value (cost $372,451)		372,452
Receivable for investments sold
Regular delivery		4,885,396
Delayed delivery		10,327,079
Receivable for fund shares sold		1,544,380
Dividends receivable		10,613,438
Distributions receivable from Fidelity Central Funds		278,900
Other receivables		104,731
Total assets		2,825,603,320
Liabilities
Payable for investments purchased
Regular delivery	$4,298,479
Delayed delivery	3,219,136
Payable for fund shares redeemed	2,403,326
Accrued management fee	1,371,044
Other payables and accrued expenses	1,707,228
Collateral on securities loaned	28,345,790
Total liabilities		41,345,003
Net Assets		$2,784,258,317
Net Assets consist of:
Paid in capital		$2,816,093,234
Total distributable earnings (loss)		(31,834,917)
Net Assets, for 266,082,779 shares outstanding		$2,784,258,317
Net Asset Value, offering price and redemption price per share ($2,784,258,317 ÷ 266,082,779 shares)		$10.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$23,986,985
Non-Cash dividends		4,466,669
Income from Fidelity Central Funds		1,598,857
Total income		30,052,511
Expenses
Management fee	$7,318,056
Independent trustees' fees and expenses	6,497
Commitment fees	3,383
Total expenses before reductions	7,327,936
Expense reductions	(122,647)
Total expenses after reductions		7,205,289
Net investment income (loss)		22,847,222
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(146,112,877)
Fidelity Central Funds	(708)
Foreign currency transactions	(35,244)
Total net realized gain (loss)		(146,148,829)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,707,074)	360,249,465
Fidelity Central Funds	622
Assets and liabilities in foreign currencies	(1,201)
Total change in net unrealized appreciation (depreciation)		360,248,886
Net gain (loss)		214,100,057
Net increase (decrease) in net assets resulting from operations		$236,947,279

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,847,222	$29,005,340
Net realized gain (loss)	(146,148,829)	(76,202,056)
Change in net unrealized appreciation (depreciation)	360,248,886	(195,652,805)
Net increase (decrease) in net assets resulting from operations	236,947,279	(242,849,521)
Distributions to shareholders	(29,912,287)	(1,421,142)
Share transactions
Proceeds from sales of shares	688,197,005	2,562,853,883
Reinvestment of distributions	29,912,287	1,421,142
Cost of shares redeemed	(348,240,738)	(408,795,237)
Net increase (decrease) in net assets resulting from share transactions	369,868,554	2,155,479,788
Total increase (decrease) in net assets	576,903,546	1,911,209,125
Net Assets
Beginning of period	2,207,354,771	296,145,646
End of period	$2,784,258,317	$2,207,354,771
Other Information
Shares
Sold	71,381,832	238,286,615
Issued in reinvestment of distributions	3,226,784	133,315
Redeemed	(36,380,915)	(38,373,698)
Net increase (decrease)	38,227,701	200,046,232

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Diversified International K6 Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.69	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.18	.03C
Net realized and unrealized gain (loss)	.81	(1.12)	.62
Total from investment operations	.90	(.94)	.65
Distributions from net investment income	(.13)	(.02)	–
Distributions from net realized gain	–	(.01)	–
Total distributions	(.13)	(.02)D	–
Net asset value, end of period	$10.46	$9.69	$10.65
Total ReturnE,F	9.40%	(8.83)%	6.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.60%	.60%I
Expenses net of fee waivers, if any	.60%I	.60%	.60%I
Expenses net of all reductions	.59%I	.58%	.60%I
Net investment income (loss)	1.87%I	1.67%	.64%C,I
Supplemental Data
Net assets, end of period (000 omitted)	$2,784,258	$2,207,355	$296,146
Portfolio turnover rateJ	57%I,K	48%K	27%K,L

 A For the period May 25, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .58%.

 D Total distributions of $.02 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Diversified International K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$272,545,222
Gross unrealized depreciation	(105,454,439)
Net unrealized appreciation (depreciation)	$167,090,783
Tax Cost	$2,630,386,161

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(73,286,177)
Long-term	(498,463)
Total capital loss carryforward	$(73,784,640)

Due to large subscriptions in a prior period, $154,447 of the Fund's capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $41,863 of those $154,447 of capital losses per year to offset capital gains. The remainder of the Fund's capital losses are not subject to this limitation.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $772,143,193 and $651,817,927, respectively.

Unaffiliated Exchanges In-Kind. During the period, 32,329,680 shares of the Fund were redeemed in-kind for investments and cash with a value of $307,954,122. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $1,914,771,242 in exchange for 177,875,328 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,598 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,383 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $75,881. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $122,440 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $207.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	.60%	$1,000.00	$1,094.00	$3.12
Hypothetical-C		$1,000.00	$1,021.82	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Diversified International K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Diversified International K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Diversified International K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

DIFK6-SANN-0619
1.9883986.101

Fidelity® Emerging Markets Discovery Fund Fidelity® Total Emerging Markets Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Emerging Markets Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Total Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Emerging Markets Discovery Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2019

% of fund's net assets
Fourlis Holdings SA (Greece, Specialty Retail)	1.5
Shangri-La Asia Ltd. (Bermuda, Hotels, Restaurants & Leisure)	1.3
Kingsoft Corp. Ltd. (Cayman Islands, Software)	1.3
Qingdao Haier Co. Ltd. (A Shares) (China, Household Durables)	1.3
Impala Platinum Holdings Ltd. (South Africa, Metals & Mining)	1.2
6.6

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	14.9
Consumer Discretionary	14.4
Financials	12.3
Information Technology	10.8
Materials	10.5

Top Five Countries as of April 30, 2019

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	12.6
India	9.4
Korea (South)	9.0
Brazil	8.8
China	8.6

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Stocks and Equity Futures	95.8%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

Fidelity® Emerging Markets Discovery Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
Argentina - 0.5%
BBVA Banco Frances SA sponsored ADR	52,700	$422,654
Central Puerto SA sponsored ADR (a)	47,400	382,992
Inversiones y Representaciones SA ADR (b)	45,007	422,616
YPF SA Class D sponsored ADR	19,200	259,776

TOTAL ARGENTINA		1,488,038

Bangladesh - 0.2%
BRAC Bank Ltd. (b)	1,125,390	822,416
Bermuda - 3.1%
AGTech Holdings Ltd. (b)	13,368,000	800,908
Alibaba Pictures Group Ltd. (a)(b)	3,380,000	758,311
Cosan Ltd. Class A	93,600	1,143,792
Joy City Property Ltd.	5,573,000	795,656
Kunlun Energy Co. Ltd.	841,400	888,078
Pacific Basin Shipping Ltd.	6,742,000	1,383,671
Shangri-La Asia Ltd.	3,086,000	4,374,403

TOTAL BERMUDA		10,144,819

Brazil - 7.1%
Atacadao Distribuicao Comercio e Industria Ltda	249,900	1,351,121
Azul SA sponsored ADR (b)	89,100	2,313,036
BR Malls Participacoes SA	353,800	1,109,826
BTG Pactual Participations Ltd. unit	137,500	1,451,060
Companhia de Saneamento de Minas Gerais	88,520	1,557,696
Construtora Tenda SA	133,000	609,525
Direcional Engenharia SA	332,500	698,733
Equatorial Energia SA	19,060	399,078
Localiza Rent A Car SA	369,685	3,412,970
LPS Brasil Consultoria de Imoveis SA (b)	306,500	365,821
Natura Cosmeticos SA	269,600	3,591,825
Notre Dame Intermedica Participacoes SA	300,517	2,691,632
QGEP Participacoes SA	528,000	1,804,392
Tegma Gestao Logistica SA	332,400	2,076,917

TOTAL BRAZIL		23,433,632

British Virgin Islands - 0.4%
Dolphin Capital Investors Ltd. (b)	8,361,857	553,371
Mail.Ru Group Ltd. GDR (Reg. S) (b)	31,600	729,960

TOTAL BRITISH VIRGIN ISLANDS		1,283,331

Canada - 0.4%
Pan American Silver Corp.	101,500	1,290,065
Cayman Islands - 12.6%
58.com, Inc. ADR (b)	3,802	272,946
Airtac International Group	178,000	2,373,180
ASM Pacific Technology Ltd.	63,700	737,705
China Biologic Products Holdings, Inc. (a)(b)	14,622	1,466,002
China State Construction International Holdings Ltd.	2,200,000	2,279,982
China ZhengTong Auto Services Holdings Ltd.	2,700,500	1,494,005
CStone Pharmaceuticals Co. Ltd. (b)(c)	837,698	1,467,210
ENN Energy Holdings Ltd.	63,700	601,694
Fu Shou Yuan International Group Ltd.	3,352,000	2,871,385
GDS Holdings Ltd. ADR (a)(b)	23,000	899,990
Haitian International Holdings Ltd.	1,111,000	2,781,465
HUYA, Inc. ADR	16,110	384,868
Kingdee International Software Group Co. Ltd.	1,217,000	1,489,292
Kingsoft Corp. Ltd.	1,665,760	4,257,405
Koolearn Technology Holding Ltd. (b)(c)	312,500	438,985
LexinFintech Holdings Ltd. ADR (b)	27,700	357,330
Longfor Properties Co. Ltd.	342,000	1,259,917
Maoyan Entertainment (b)(c)	1,067,650	2,191,154
Momo, Inc. ADR	14,812	519,457
NetEase, Inc. ADR	3,000	853,590
Parade Technologies Ltd.	64,000	1,083,166
PPDAI Group, Inc. ADR	168,980	882,076
Qutoutiao, Inc. ADR (a)	32,300	213,826
Sea Ltd. ADR (b)	22,100	550,069
Shimao Property Holdings Ltd.	275,500	839,339
Silergy Corp.	59,000	966,086
Sunny Optical Technology Group Co. Ltd.	70,300	857,153
TAL Education Group ADR (b)	13,770	529,732
Uni-President China Holdings Ltd.	2,518,000	2,304,615
Wise Talent Information Technology Co. Ltd. (b)	112,705	295,239
Yirendai Ltd. sponsored ADR (a)	34,700	549,648
Yuzhou Properties Co.	2,456,600	1,296,441
YY, Inc. ADR (b)	12,300	1,040,703
Zai Lab Ltd. ADR (a)(b)	45,700	1,217,905

TOTAL CAYMAN ISLANDS		41,623,560

Chile - 0.9%
Compania Cervecerias Unidas SA sponsored ADR	25,600	705,024
Empresas CMPC SA	641,927	2,160,734

TOTAL CHILE		2,865,758

China - 8.6%
BBMG Corp. (H Shares)	1,944,000	683,949
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,566,200	1,078,100
China Machinery Engineering Co. (H Shares)	3,429,000	1,660,998
China Oilfield Services Ltd. (H Shares)	1,930,000	2,066,592
China Suntien Green Energy Corp. Ltd. (H Shares)	2,566,000	739,236
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	261,500	1,268,886
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	272,343	2,685,055
Hualan Biological Engineer, Inc. (A Shares)	217,064	1,374,920
Lens Technology Co. Ltd. (A Shares)	488,629	602,905
Qingdao Haier Co. Ltd. (A Shares)	1,651,596	4,213,042
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,467,886	1,440,792
Shanghai International Airport Co. Ltd. (A Shares)	313,941	3,292,351
Shanghai Junshi Biosciences Co. Ltd. (H Shares) (c)	384,072	1,566,682
Sinopec Engineering Group Co. Ltd. (H Shares)	2,724,000	2,632,052
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	578,108	1,356,235
Tsingtao Brewery Co. Ltd. (H Shares)	262,000	1,669,896

TOTAL CHINA		28,331,691

Colombia - 0.2%
Bancolombia SA sponsored ADR	10,300	522,416
Curacao - 0.4%
Emirates NBD (Merrill Lynch International & Co. Bank Warrant Program) warrants 1/3/22 (b)(c)	422,400	1,374,210
Cyprus - 1.3%
Etalon Group PLC GDR (Reg. S)	463,200	856,920
Globaltrans Investment PLC GDR (Reg. S)	252,700	2,443,609
TCS Group Holding PLC unit	52,200	1,038,780

TOTAL CYPRUS		4,339,309

Egypt - 1.1%
Credit Agricole Egypt	329,474	809,773
Egyptian Kuwaiti Holding	1,021,100	1,484,679
Six of October Development & Investment Co.	1,254,300	1,252,839

TOTAL EGYPT		3,547,291

Greece - 2.9%
Alpha Bank AE (b)	683,200	1,058,995
Fourlis Holdings SA	807,000	4,887,707
Mytilineos Holdings SA	45,200	489,980
Titan Cement Co. SA (Reg.)	148,900	3,233,241

TOTAL GREECE		9,669,923

Hong Kong - 1.5%
China Everbright International Ltd.	813,000	795,921
China Resources Beer Holdings Co. Ltd.	588,000	2,687,105
Far East Horizon Ltd.	891,584	989,916
Sun Art Retail Group Ltd.	457,500	399,484

TOTAL HONG KONG		4,872,426

India - 9.4%
Adani Ports & Special Economic Zone Ltd. (b)	510,992	2,881,928
Bharat Petroleum Corp. Ltd.	96,000	523,577
CESC Ltd. GDR	74,146	746,549
Deccan Cements Ltd. (b)	236,946	1,364,752
Federal Bank Ltd.	1,237,181	1,647,573
Info Edge India Ltd.	23,200	643,982
JK Cement Ltd. (b)	126,071	1,635,192
JM Financial Ltd.	614,700	781,095
LIC Housing Finance Ltd.	405,164	2,889,790
Manappuram General Finance & Leasing Ltd.	1,173,188	1,986,841
Natco Pharma Ltd.	139,550	1,092,604
NTPC Ltd.	219,400	422,281
Oberoi Realty Ltd.	332,938	2,425,079
Phoenix Mills Ltd.	64,806	558,482
Piramal Enterprises Ltd.	60,288	2,044,600
Power Grid Corp. of India Ltd.	383,468	1,026,296
Shriram Transport Finance Co. Ltd.	88,100	1,405,297
Solar Industries India Ltd.	103,245	1,594,029
The Ramco Cements Ltd. (b)	248,911	2,767,624
Torrent Pharmaceuticals Ltd.	73,211	1,883,596
Zee Entertainment Enterprises Ltd.	112,400	698,153

TOTAL INDIA		31,019,320

Indonesia - 1.6%
PT ACE Hardware Indonesia Tbk	20,857,100	2,415,033
PT Bank Negara Indonesia (Persero) Tbk	961,000	647,411
PT Ciputra Development Tbk	12,252,600	971,610
PT Media Nusantara Citra Tbk	2,684,180	177,062
PT Pakuwon Jati Tbk	18,237,500	915,075

TOTAL INDONESIA		5,126,191

Japan - 0.3%
Iriso Electronics Co. Ltd.	21,030	1,087,417
Kenya - 0.2%
Equity Group Holdings Ltd.	1,414,900	572,115
Korea (South) - 8.2%
AfreecaTV Co. Ltd.	6,400	351,337
AMOREPACIFIC Group, Inc.	31,524	2,036,585
Cafe24 Corp. (b)	5,090	419,790
Daou Technology, Inc.	43,199	822,036
Hanon Systems	352,000	3,795,156
HDC Hyundai Development Co.	10,726	429,405
HUGEL, Inc. (b)	3,826	1,362,097
Hyundai Fire & Marine Insurance Co. Ltd.	33,002	1,084,464
Hyundai Wia Corp.	37,718	1,616,935
Iljin Materials Co. Ltd.	32,215	1,032,310
Kakao Corp.	15,790	1,627,821
KB Financial Group, Inc.	15,620	618,955
Korean Reinsurance Co.	84,986	665,864
LG Corp.	28,720	1,801,153
LG Innotek Co. Ltd.	11,551	1,215,623
Meerecompany, Inc.	6,265	329,394
NCSOFT Corp.	1,757	793,964
Netmarble Corp. (c)	1,860	203,735
Pearl Abyss Corp. (b)	3,100	464,197
Samsung Electro-Mechanics Co. Ltd.	7,395	689,305
Samsung SDI Co. Ltd.	9,355	1,900,720
ViroMed Co. Ltd. (b)	9,395	2,100,943
Yuhan Corp.	7,675	1,618,725

TOTAL KOREA (SOUTH)		26,980,514

Kuwait - 0.2%
National Bank of Kuwait	228,060	696,652
Luxembourg - 1.2%
Adecoagro SA (b)	60,300	410,040
Samsonite International SA (c)	1,249,500	3,583,743

TOTAL LUXEMBOURG		3,993,783

Malaysia - 0.8%
British American Tobacco (Malaysia) Bhd	245,100	2,066,558
Matrix Concepts Holdings Bhd	1,284,600	596,549

TOTAL MALAYSIA		2,663,107

Mexico - 1.8%
Credito Real S.A.B. de CV	520,000	593,298
Fibra Uno Administracion SA de CV	1,148,860	1,712,586
Gruma S.A.B. de CV Series B	150,800	1,507,304
Grupo Comercial Chedraui S.A.B. de CV	714,200	1,411,240
Macquarie Mexican (REIT) (c)	718,600	854,386

TOTAL MEXICO		6,078,814

Netherlands - 0.3%
VEON Ltd. sponsored ADR (a)	218,400	511,056
Yandex NV Series A (b)	11,000	411,730

TOTAL NETHERLANDS		922,786

Panama - 0.6%
Copa Holdings SA Class A	25,600	2,131,456
Peru - 1.1%
Compania de Minas Buenaventura SA sponsored ADR	233,100	3,778,551
Philippines - 1.1%
Metropolitan Bank & Trust Co.	457,828	656,757
Philippine Seven Corp.	667,100	1,482,158
Robinsons Land Corp.	2,915,108	1,379,833

TOTAL PHILIPPINES		3,518,748

Poland - 1.2%
CD Projekt RED SA	21,000	1,180,939
Dino Polska SA (b)(c)	79,900	2,655,353

TOTAL POLAND		3,836,292

Russia - 1.3%
Bank St. Petersburg PJSC (b)	1,478,500	1,329,035
LSR Group OJSC	64,564	665,050
Moscow Exchange MICEX-RTS OAO	922,800	1,299,502
RusHydro PJSC	30,588,000	255,467
Unipro PJSC	22,104,000	891,938

TOTAL RUSSIA		4,440,992

Saudi Arabia - 0.3%
Samba Financial Group	107,900	1,090,422
Singapore - 0.9%
First Resources Ltd.	1,721,600	2,316,394
Yoma Strategic Holdings Ltd.	2,180,400	521,013

TOTAL SINGAPORE		2,837,407

South Africa - 7.4%
AngloGold Ashanti Ltd.	143,600	1,708,533
Barclays Africa Group Ltd.	123,256	1,415,311
Bidvest Group Ltd.	191,400	2,904,784
Cashbuild Ltd.	86,900	1,601,135
Impala Platinum Holdings Ltd. (b)	987,200	3,951,560
Imperial Holdings Ltd.	201,700	879,838
Mondi Ltd.	53,600	1,181,373
Motus Holdings Ltd.	531,400	3,296,872
Mr Price Group Ltd.	135,400	2,050,451
Nampak Ltd. (b)	1,442,438	1,058,763
Pick 'n Pay Stores Ltd.	523,800	2,540,091
Reunert Ltd.	338,500	1,834,123

TOTAL SOUTH AFRICA		24,422,834

Sri Lanka - 0.1%
Hatton National Bank PLC	516,651	498,486
Taiwan - 6.3%
Advantech Co. Ltd.	82,693	668,994
Chipbond Technology Corp.	441,000	998,964
Chroma ATE, Inc.	184,350	879,931
Cleanaway Co. Ltd.	336,000	1,853,861
CTCI Corp.	1,432,000	2,219,688
Delta Electronics, Inc.	161,000	846,628
E Ink Holdings, Inc.	662,000	791,564
Inventec Corp.	1,887,000	1,514,387
LandMark Optoelectronics Corp.	100,000	893,146
Largan Precision Co. Ltd.	4,020	604,912
Micro-Star International Co. Ltd.	209,210	579,522
Nanya Technology Corp.	690,920	1,462,241
PChome Online, Inc. (b)	29,000	123,406
Sino-American Silicon Products, Inc.	371,000	801,980
Taiwan Fertilizer Co. Ltd.	1,675,000	2,436,452
Unimicron Technology Corp.	1,013,450	1,129,809
Vanguard International Semiconductor Corp.	510,000	1,130,509
Win Semiconductors Corp.	208,000	1,393,308
Wiwynn Corp.	37,127	386,264

TOTAL TAIWAN		20,715,566

Thailand - 2.7%
Bangkok Bank PCL (For. Reg.)	71,200	466,227
PTT Global Chemical PCL (For. Reg.)	410,600	884,429
Siam Cement PCL (For. Reg.)	227,800	3,297,364
Siam Global House PCL	5,724,355	3,102,729
Star Petroleum Refining PCL	3,822,200	1,269,376

TOTAL THAILAND		9,020,125

Turkey - 2.1%
Aksa Akrilik Kimya Sanayii	811,600	1,107,179
Aselsan A/S	509,300	1,744,640
Celebi Hava Servisi A/S	37,000	462,585
Mavi Jeans Class B (c)	315,200	2,013,679
Tupras Turkiye Petrol Rafinerileri A/S	73,528	1,519,382

TOTAL TURKEY		6,847,465

United Arab Emirates - 1.2%
Aldar Properties PJSC	2,100,010	1,017,660
DP World Ltd.	107,800	2,156,000
Emaar Properties PJSC	477,967	624,598

TOTAL UNITED ARAB EMIRATES		3,798,258

United Kingdom - 0.9%
Bank of Georgia Group PLC	27,240	610,605
Contemporary Amperex Technology Co. Ltd. ELS (UBS Bank Warrant Program) Class A warrants 6/24/19 (b)	32,600	386,075
Georgia Capital PLC (b)	52,700	695,454
TBC Bank Group PLC	24,453	519,116
Tonghua Dongbao Pharmaceutical Co. Ltd. (UBS AG London Bank Warrant Program) A warrants 4/8/20 (b)	285,190	669,053

TOTAL UNITED KINGDOM		2,880,303

Vietnam - 0.1%
FTP Corp.	177,196	377,029
TOTAL COMMON STOCKS
(Cost $292,090,401)		304,943,518

Nonconvertible Preferred Stocks - 2.9%
Brazil - 1.7%
Banco ABC Brasil SA	367,320	1,822,033
Banco do Estado Rio Grande do Sul SA	103,700	645,827
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (a)	151,760	1,581,339
Metalurgica Gerdau SA (PN)	779,700	1,352,161

TOTAL BRAZIL		5,401,360

Korea (South) - 0.8%
Hyundai Motor Co. Series 2	30,166	2,267,614
Samsung Fire & Marine Insurance Co. Ltd.	2,758	467,956

TOTAL KOREA (SOUTH)		2,735,570

Russia - 0.4%
Sberbank of Russia	469,900	1,441,832
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,676,428)		9,578,762
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 2.36% to 2.41% 5/2/19 to 6/6/19(d)
(Cost $1,347,160)	$1,350,000	1,347,167
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.49% (e)	12,610,000	12,612,522
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	5,134,136	5,134,650
TOTAL MONEY MARKET FUNDS
(Cost $17,746,525)		17,747,172
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $319,860,514)		333,616,619
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(3,822,140)
NET ASSETS - 100%		$329,794,479

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	27	June 2019	$1,458,270	$49,661	$49,661

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,349,137 or 5.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $107,742.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,839
Fidelity Securities Lending Cash Central Fund	8,029
Total	$132,868

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$12,762,165	$12,762,165	$--	$--
Consumer Discretionary	47,666,730	47,666,730	--	--
Consumer Staples	29,134,793	29,134,793	--	--
Energy	10,214,201	10,214,201	--	--
Financials	40,539,377	37,491,084	3,048,293	--
Health Care	25,368,998	25,368,998	--	--
Industrials	49,235,593	49,235,593	--	--
Information Technology	35,283,554	35,283,554	--	--
Materials	34,378,772	32,670,239	1,708,533	--
Real Estate	20,994,667	20,994,667	--	--
Utilities	8,943,430	8,943,430	--	--
Government Obligations	1,347,167	--	1,347,167	--
Money Market Funds	17,747,172	17,747,172	--	--
Total Investments in Securities:	$333,616,619	$327,512,626	$6,103,993	$--
Derivative Instruments:
Assets
Futures Contracts	$49,661	$49,661	$--	$--
Total Assets	$49,661	$49,661	$--	$--
Total Derivative Instruments:	$49,661	$49,661	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$49,661	$0
Total Equity Risk	49,661	0
Total Value of Derivatives	$49,661	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,963,794) — See accompanying schedule: Unaffiliated issuers (cost $302,113,989)	$315,869,447
Fidelity Central Funds (cost $17,746,525)	17,747,172
Total Investment in Securities (cost $319,860,514)		$333,616,619
Cash		113,195
Foreign currency held at value (cost $12,122)		12,120
Receivable for investments sold		1,548,847
Receivable for fund shares sold		113,206
Dividends receivable		682,106
Distributions receivable from Fidelity Central Funds		24,194
Prepaid expenses		210
Other receivables		164,882
Total assets		336,275,379
Liabilities
Payable for investments purchased	$193,246
Payable for fund shares redeemed	689,870
Accrued management fee	232,410
Distribution and service plan fees payable	14,055
Payable for daily variation margin on futures contracts	3,639
Other affiliated payables	67,462
Other payables and accrued expenses	145,668
Collateral on securities loaned	5,134,550
Total liabilities		6,480,900
Net Assets		$329,794,479
Net Assets consist of:
Paid in capital		$330,075,951
Total distributable earnings (loss)		(281,472)
Net Assets		$329,794,479
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($16,171,585 ÷ 1,193,001 shares)		$13.56
Maximum offering price per share (100/94.25 of $13.56)		$14.39
Class M:
Net Asset Value and redemption price per share ($5,993,724 ÷ 442,740 shares)		$13.54
Maximum offering price per share (100/96.50 of $13.54)		$14.03
Class C:
Net Asset Value and offering price per share ($9,491,342 ÷ 716,861 shares)(a)		$13.24
Emerging Markets Discovery:
Net Asset Value, offering price and redemption price per share ($236,183,558 ÷ 17,334,548 shares)		$13.63
Class I:
Net Asset Value, offering price and redemption price per share ($55,176,291 ÷ 4,038,770 shares)		$13.66
Class Z:
Net Asset Value, offering price and redemption price per share ($6,777,979 ÷ 497,136 shares)		$13.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$3,437,583
Interest		6,245
Income from Fidelity Central Funds		132,868
Income before foreign taxes withheld		3,576,696
Less foreign taxes withheld		(293,803)
Total income		3,282,893
Expenses
Management fee	$1,245,035
Transfer agent fees	299,807
Distribution and service plan fees	87,034
Accounting and security lending fees	77,143
Custodian fees and expenses	164,181
Independent trustees' fees and expenses	820
Registration fees	57,581
Audit	68,977
Legal	434
Miscellaneous	1,135
Total expenses before reductions	2,002,147
Expense reductions	(35,368)
Total expenses after reductions		1,966,779
Net investment income (loss)		1,316,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,650,937)
Fidelity Central Funds	(535)
Foreign currency transactions	14,347
Futures contracts	1,030,219
Total net realized gain (loss)		(7,606,906)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,398)	45,774,132
Fidelity Central Funds	487
Assets and liabilities in foreign currencies	13,117
Futures contracts	66,568
Total change in net unrealized appreciation (depreciation)		45,854,304
Net gain (loss)		38,247,398
Net increase (decrease) in net assets resulting from operations		$39,563,512

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,316,114	$6,119,071
Net realized gain (loss)	(7,606,906)	(3,781,351)
Change in net unrealized appreciation (depreciation)	45,854,304	(74,753,811)
Net increase (decrease) in net assets resulting from operations	39,563,512	(72,416,091)
Distributions to shareholders	(4,896,604)	(9,625,215)
Share transactions - net increase (decrease)	16,395,919	(24,209,703)
Redemption fees	–	66,641
Total increase (decrease) in net assets	51,062,828	(106,184,369)
Net Assets
Beginning of period	278,731,651	384,916,020
End of period	$329,794,479	$278,731,651

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$15.03	$12.27	$10.92	$12.17	$12.49
Income from Investment Operations
Net investment income (loss)A	.04	.18	.14	.09	.09B	.04
Net realized and unrealized gain (loss)	1.70	(2.89)	2.74	1.30	(1.34)	(.01)
Total from investment operations	1.74	(2.71)	2.88	1.39	(1.25)	.03
Distributions from net investment income	(.18)	(.08)	(.07)	(.05)	–	(.06)
Distributions from net realized gain	(.01)	(.23)	(.06)	–	–	(.30)
Total distributions	(.19)	(.31)	(.13)	(.05)	–	(.36)
Redemption fees added to paid in capitalA	–	–C	.01	.01	–C	.01
Net asset value, end of period	$13.56	$12.01	$15.03	$12.27	$10.92	$12.17
Total ReturnD,E,F	14.65%	(18.39)%	23.89%	12.93%	(10.27)%	.31%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.57%I	1.52%	1.63%	1.89%	1.88%	1.82%
Expenses net of fee waivers, if any	1.56%I	1.52%	1.63%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.55%I	1.48%	1.62%	1.70%	1.69%	1.70%
Net investment income (loss)	.66%I	1.22%	1.03%	.85%	.76%B	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$16,172	$14,472	$16,062	$5,252	$4,660	$4,362
Portfolio turnover rateJ	74%I	98%	58%	60%	103%	148%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.94	$14.94	$12.20	$10.86	$12.13	$12.44
Income from Investment Operations
Net investment income (loss)A	.02	.14	.10	.07	.06B	–C
Net realized and unrealized gain (loss)	1.69	(2.87)	2.74	1.28	(1.33)	–C
Total from investment operations	1.71	(2.73)	2.84	1.35	(1.27)	–C
Distributions from net investment income	(.10)	(.04)	(.04)	(.02)	–	(.02)
Distributions from net realized gain	(.01)	(.23)	(.06)	–	–	(.30)
Total distributions	(.11)	(.27)	(.11)D	(.02)	–	(.32)
Redemption fees added to paid in capitalA	–	–C	.01	.01	–C	.01
Net asset value, end of period	$13.54	$11.94	$14.94	$12.20	$10.86	$12.13
Total ReturnE,F,G	14.39%	(18.58)%	23.63%	12.58%	(10.47)%	.05%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.89%J	1.79%	1.92%	2.17%	2.16%	2.10%
Expenses net of fee waivers, if any	1.88%J	1.79%	1.92%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.87%J	1.75%	1.90%	1.94%	1.94%	1.95%
Net investment income (loss)	.34%J	.94%	.74%	.60%	.51%B	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$5,994	$5,374	$9,393	$2,868	$2,015	$2,031
Portfolio turnover rateK	74%J	98%	58%	60%	103%	148%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.03) %.

 C Amount represents less than $.005 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$14.64	$11.97	$10.69	$12.00	$12.35
Income from Investment Operations
Net investment income (loss)A	(.01)	.06	.04	.01	–B,C	(.06)
Net realized and unrealized gain (loss)	1.65	(2.79)	2.69	1.26	(1.31)	–C
Total from investment operations	1.64	(2.73)	2.73	1.27	(1.31)	(.06)
Distributions from net investment income	(.05)	(.02)	(.01)	–	–	–
Distributions from net realized gain	(.01)	(.23)	(.06)	–	–	(.30)
Total distributions	(.06)	(.25)	(.07)	–	–	(.30)
Redemption fees added to paid in capitalA	–	–C	.01	.01	–C	.01
Net asset value, end of period	$13.24	$11.66	$14.64	$11.97	$10.69	$12.00
Total ReturnD,E,F	14.11%	(18.97)%	23.02%	11.97%	(10.92)%	(.42)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.39%I	2.28%	2.38%	2.63%	2.64%	2.58%
Expenses net of fee waivers, if any	2.38%I	2.28%	2.38%	2.45%	2.45%	2.45%
Expenses net of all reductions	2.36%I	2.24%	2.37%	2.44%	2.44%	2.45%
Net investment income (loss)	(.15)%I	.45%	.28%	.10%	.01%B	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,491	$11,278	$14,168	$2,203	$1,675	$1,750
Portfolio turnover rateJ	74%I	98%	58%	60%	103%	148%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.52) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.10	$15.12	$12.33	$10.98	$12.21	$12.52
Income from Investment Operations
Net investment income (loss)A	.06	.23	.18	.12	.12B	.07
Net realized and unrealized gain (loss)	1.70	(2.91)	2.76	1.31	(1.35)	–C
Total from investment operations	1.76	(2.68)	2.94	1.43	(1.23)	.07
Distributions from net investment income	(.22)	(.11)	(.09)	(.09)	–	(.09)
Distributions from net realized gain	(.01)	(.23)	(.06)	–	–	(.30)
Total distributions	(.23)	(.34)	(.16)D	(.09)	–	(.39)
Redemption fees added to paid in capitalA	–	–C	.01	.01	–C	.01
Net asset value, end of period	$13.63	$12.10	$15.12	$12.33	$10.98	$12.21
Total ReturnE,F	14.77%	(18.11)%	24.30%	13.19%	(10.07)%	.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.29%I	1.22%	1.35%	1.55%	1.56%	1.48%
Expenses net of fee waivers, if any	1.27%I	1.22%	1.35%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.26%I	1.18%	1.34%	1.44%	1.44%	1.45%
Net investment income (loss)	.95%I	1.51%	1.31%	1.10%	1.01%B	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$236,184	$188,690	$248,124	$67,178	$61,601	$78,377
Portfolio turnover rateJ	74%I	98%	58%	60%	103%	148%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.091 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.13	$15.15	$12.37	$11.02	$12.25	$12.53
Income from Investment Operations
Net investment income (loss)A	.06	.23	.19	.13	.12B	.07
Net realized and unrealized gain (loss)	1.70	(2.90)	2.75	1.30	(1.35)	–C
Total from investment operations	1.76	(2.67)	2.94	1.43	(1.23)	.07
Distributions from net investment income	(.22)	(.12)	(.10)	(.09)	–	(.06)
Distributions from net realized gain	(.01)	(.23)	(.06)	–	–	(.30)
Total distributions	(.23)	(.35)	(.17)D	(.09)	–	(.36)
Redemption fees added to paid in capitalA	–	–C	.01	.01	–C	.01
Net asset value, end of period	$13.66	$12.13	$15.15	$12.37	$11.02	$12.25
Total ReturnE,F	14.69%	(18.06)%	24.25%	13.16%	(10.04)%	.61%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.27%I	1.22%	1.32%	1.59%	1.54%	1.56%
Expenses net of fee waivers, if any	1.26%I	1.22%	1.32%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.25%I	1.18%	1.30%	1.44%	1.43%	1.45%
Net investment income (loss)	.96%I	1.51%	1.34%	1.10%	1.01%B	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$55,176	$57,506	$97,170	$8,337	$1,410	$481
Portfolio turnover rateJ	74%I	98%	58%	60%	103%	148%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .48%.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.13	$13.19
Income from Investment Operations
Net investment income (loss)B	.07	–C
Net realized and unrealized gain (loss)	1.69	(1.06)
Total from investment operations	1.76	(1.06)
Distributions from net investment income	(.26)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.26)D	–
Net asset value, end of period	$13.63	$12.13
Total ReturnE,F	14.79%	(8.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.13%I	1.17%I
Expenses net of fee waivers, if any	1.12%I	1.02%I
Expenses net of all reductions	1.11%I	.98%I
Net investment income (loss)	1.10%I	(.12)%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,778	$1,412
Portfolio turnover rateJ	74%I	98%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.008 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M Class C, Emerging Markets Discovery, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$36,263,807
Gross unrealized depreciation	(25,112,798)
Net unrealized appreciation (depreciation)	$11,151,009
Tax cost	$322,515,271

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,929,791)
Total no expiration	(3,929,791)
Total capital loss carryforward	$(3,929,791)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. Government securties, aggregated $124,142,101 and $105,416,892, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .84% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$19,337	$735
Class M	.25%	.25%	14,470	148
Class C	.75%	.25%	53,227	10,235
			$87,034	$11,118

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,245
Class M	497
Class C(a)	784
$2,526

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$18,345.24
Class M	8,794.30
Class C	15,946.30
Emerging Markets Discovery	204,573.20
Class I	51,122.18
Class Z	1,027.05
	$299,807

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $499 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $416 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $8,029. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,269 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,100 and a portion of class-level operating expenses as follows:

Amount
Class A	$849
Class M	319
Class C	573
Emerging Markets Discovery	11,030
Class I	2,952
Class Z	276
$15,999

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$223,445	$352,909
Class M	47,798	173,255
Class C	53,825	250,963
Emerging Markets Discovery	3,515,165	6,626,159
Class I	985,108	2,221,929
Class Z	71,263	–
Total	$4,896,604	$9,625,215

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	121,247	777,539	$1,554,617	$11,772,607
Reinvestment of distributions	18,309	23,808	222,825	349,501
Shares redeemed	(151,024)	(665,814)	(1,937,267)	(9,435,862)
Net increase (decrease)	(11,468)	135,533	$(159,825)	$2,686,246
Class M
Shares sold	38,820	210,943	$498,350	$3,284,695
Reinvestment of distributions	3,931	11,842	47,798	173,256
Shares redeemed	(50,162)	(401,523)	(650,350)	(5,504,533)
Net increase (decrease)	(7,411)	(178,738)	$(104,202)	$(2,046,582)
Class C
Shares sold	59,968	347,529	$744,893	$5,193,330
Reinvestment of distributions	4,495	17,450	53,580	250,411
Shares redeemed	(314,712)	(365,570)	(3,963,792)	(5,076,684)
Net increase (decrease)	(250,249)	(591)	$(3,165,319)	$367,057
Emerging Markets Discovery
Shares sold	5,183,272	10,973,034	$67,549,629	$167,396,079
Reinvestment of distributions	267,714	427,369	3,268,785	6,303,689
Shares redeemed	(3,711,337)	(12,217,890)	(47,050,078)	(179,945,966)
Net increase (decrease)	1,739,649	(817,487)	$23,768,336	$(6,246,198)
Class I
Shares sold	851,079	3,126,297	$11,121,508	$46,808,802
Reinvestment of distributions	79,303	148,725	971,460	2,198,156
Shares redeemed	(1,633,720)	(4,945,734)	(20,958,600)	(69,393,677)
Net increase (decrease)	(703,338)	(1,670,712)	$(8,865,632)	$(20,386,719)
Class Z
Shares sold	420,246	117,308	$5,432,086	$1,426,892
Reinvestment of distributions	5,593	–	68,346	–
Shares redeemed	(45,136)	(875)	(577,871)	(10,399)
Net increase (decrease)	380,703	116,433	$4,922,561	$1,416,493

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Total Emerging Markets Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	4.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.9
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	2.2
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.9
14.0

Top Five Market Sectors as of April 30, 2019

% of fund's net assets
Financials	18.0
Consumer Discretionary	12.6
Information Technology	8.6
Energy	8.5
Communication Services	7.2

Top Five Countries as of April 30, 2019

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	15.2
China	8.7
Korea (South)	8.5
India	7.2
Brazil	5.6

Asset Allocation (% of fund's net assets)

As of April 30, 2019
Stocks and Equity Futures	71.8%
Bonds	24.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.3%

Fidelity® Total Emerging Markets Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.6%
		Shares	Value
Argentina - 0.2%
Central Puerto SA sponsored ADR		42,660	$344,693
Grupo Financiero Galicia SA sponsored ADR		21,840	475,675
Inversiones y Representaciones SA ADR (a)		22,980	215,782
YPF SA Class D sponsored ADR		16,320	220,810

TOTAL ARGENTINA			1,256,960

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)		454,743	185,931
Bermuda - 0.9%
AGTech Holdings Ltd. (a)		1,752,000	104,966
Cosan Ltd. Class A		43,600	532,792
Credicorp Ltd. (United States)		7,616	1,804,230
GP Investments Ltd. Class A (depositary receipt) (a)		22,922	22,799
Kunlun Energy Co. Ltd.		504,440	532,424
Marvell Technology Group Ltd.		21,100	527,922
Pacific Basin Shipping Ltd.		2,927,000	600,713
Shangri-La Asia Ltd.		1,708,000	2,421,089

TOTAL BERMUDA			6,546,935

Brazil - 3.0%
Azul SA sponsored ADR (a)		45,400	1,178,584
Banco do Brasil SA		385,584	4,885,316
BR Malls Participacoes SA		210,200	659,371
BTG Pactual Participations Ltd. unit		170,300	1,797,203
Companhia de Saneamento de Minas Gerais		96,136	1,691,715
Direcional Engenharia SA		336,700	707,559
Localiza Rent A Car SA		155,885	1,439,146
Natura Cosmeticos SA		291,000	3,876,932
Notre Dame Intermedica Participacoes SA		127,196	1,139,253
Petrobras Distribuidora SA		188,400	1,138,731
Vale SA sponsored ADR		249,068	3,183,089

TOTAL BRAZIL			21,696,899

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)		47,800	1,104,180
Canada - 0.1%
Pan American Silver Corp.		75,400	958,334
Cayman Islands - 15.2%
58.com, Inc. ADR (a)		8,698	624,429
Airtac International Group		95,000	1,266,585
Alibaba Group Holding Ltd. sponsored ADR (a)		124,600	23,122,022
Ant International Co. Ltd. Class C (b)(c)		288,435	1,773,875
China Biologic Products Holdings, Inc. (a)		7,233	725,181
China Resources Land Ltd.		476,890	2,075,999
China State Construction International Holdings Ltd.		1,172,000	1,214,608
CStone Pharmaceuticals Co. Ltd. (a)(d)		437,343	765,997
ENN Energy Holdings Ltd.		123,394	1,165,549
Haitian International Holdings Ltd.		499,000	1,249,281
HUYA, Inc. ADR		73,210	1,748,987
JD.com, Inc. sponsored ADR (a)		205,200	6,211,404
Kingdee International Software Group Co. Ltd.		633,000	774,628
Kingsoft Corp. Ltd.		2,367,000	6,049,657
Koolearn Technology Holding Ltd. (a)(d)		485,000	681,305
LexinFintech Holdings Ltd. ADR (a)		29,000	374,100
Meituan Dianping Class B		1,446,000	10,506,578
Momo, Inc. ADR		88,720	3,111,410
NetEase, Inc. ADR		16,900	4,808,557
PPDAI Group, Inc. ADR		48,500	253,170
Qutoutiao, Inc. ADR		43,300	286,646
Sea Ltd. ADR (a)		48,197	1,199,623
Shenzhou International Group Holdings Ltd.		385,400	5,173,187
Shimao Property Holdings Ltd.		132,360	403,249
Sunny Optical Technology Group Co. Ltd.		123,000	1,499,713
Tencent Holdings Ltd.		612,650	30,196,081
Uni-President China Holdings Ltd.		2,021,600	1,850,281
Weidai Ltd. ADR		13,400	134,000
Wise Talent Information Technology Co. Ltd. (a)		217,268	569,149
YY, Inc. ADR (a)		4,700	397,667
Zai Lab Ltd. ADR (a)		22,400	596,960

TOTAL CAYMAN ISLANDS			110,809,878

Chile - 0.3%
Compania Cervecerias Unidas SA sponsored ADR		28,000	771,120
Vina Concha y Toro SA		567,835	1,195,530

TOTAL CHILE			1,966,650

China - 8.7%
BBMG Corp. (H Shares)		3,325,000	1,169,820
Beijing Sinnet Technology Co. Ltd. (A Shares)		134,514	346,526
China Communications Construction Co. Ltd. (H Shares)		609,000	586,114
China Life Insurance Co. Ltd. (H Shares)		2,759,834	7,842,372
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,662,460	1,144,361
China Oilfield Services Ltd. (H Shares)		1,444,000	1,546,196
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,012,906	4,151,148
China Petroleum & Chemical Corp. (H Shares)		4,036,000	3,102,512
China Tower Corp. Ltd. (H Shares) (d)		2,672,000	722,089
Glodon Co. Ltd. (A Shares)		91,497	380,394
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		84,265	408,882
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		139,287	1,373,243
Industrial & Commercial Bank of China Ltd. (H Shares)		21,906,160	16,447,492
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		134,217	1,310,304
Kweichow Moutai Co. Ltd. (A Shares)		13,398	1,937,616
PICC Property & Casualty Co. Ltd. (H Shares)		697,870	783,734
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		531,440	6,432,903
Qingdao Haier Co. Ltd. (A Shares)		2,195,511	5,600,511
Shanghai International Airport Co. Ltd. (A Shares)		180,737	1,895,419
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares) (a)		75,250	1,573,625
Shenzhen Sunway Communication Co. Ltd. (A Shares)		76,635	304,838
Sinopec Engineering Group Co. Ltd. (H Shares)		838,500	810,197
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		366,705	860,286
Tsingtao Brewery Co. Ltd. (H Shares)		328,000	2,090,557
WuXi AppTec Co. Ltd. (H Shares) (d)		41,000	504,347

TOTAL CHINA			63,325,486

Egypt - 0.0%
Six of October Development & Investment Co.		171,679	171,479
Greece - 0.3%
Titan Cement Co. SA (Reg.)		103,102	2,238,775
Hong Kong - 2.2%
AIA Group Ltd.		79,600	815,059
China Everbright International Ltd.		996,000	975,076
China Overseas Land and Investment Ltd.		1,050,240	3,929,296
China Resources Beer Holdings Co. Ltd.		634,666	2,900,364
China Resources Power Holdings Co. Ltd.		288,429	403,701
China Unicom Ltd.		820,300	974,003
China Unicom Ltd. sponsored ADR (e)		42,820	508,273
CNOOC Ltd.		2,609,000	4,738,816
Far East Horizon Ltd.		841,780	934,620

TOTAL HONG KONG			16,179,208

India - 7.2%
Adani Ports & Special Economic Zone Ltd. (a)		322,203	1,817,183
Axis Bank Ltd. (a)		367,979	4,051,642
Bharat Petroleum Corp. Ltd.		1,700	9,272
Bharti Infratel Ltd.		77,190	290,985
Embassy Office Parks (REIT) (a)		32,400	149,060
Federal Bank Ltd.		1,153,806	1,536,542
ICICI Bank Ltd.		258,692	1,505,779
ICICI Bank Ltd. sponsored ADR		663,440	7,596,388
IndoStar Capital Finance Ltd. (d)		77,613	444,135
Indraprastha Gas Ltd. (a)		331,593	1,489,257
ITC Ltd.		916,713	3,966,452
JK Cement Ltd. (a)		92,574	1,200,723
JM Financial Ltd.		26,200	33,292
Larsen & Toubro Ltd.		108,069	2,092,501
LIC Housing Finance Ltd.		521,990	3,723,040
Manappuram General Finance & Leasing Ltd.		984,440	1,667,189
NTPC Ltd.		279,364	537,694
Oberoi Realty Ltd.		180,003	1,311,119
Petronet LNG Ltd.		288,506	998,941
Phoenix Mills Ltd.		117,492	1,012,516
Power Grid Corp. of India Ltd.		469,242	1,255,858
Reliance Industries Ltd.		389,713	7,793,477
Shree Cement Ltd.		6,500	1,846,910
Shriram Transport Finance Co. Ltd.		80,600	1,285,663
SREI Infrastructure Finance Ltd.		116,223	43,304
State Bank of India (a)		894,075	3,978,901
Torrent Pharmaceuticals Ltd.		49,142	1,264,341

TOTAL INDIA			52,902,164

Indonesia - 0.9%
PT Bank Mandiri (Persero) Tbk		3,373,800	1,838,060
PT Bank Rakyat Indonesia Tbk		14,969,500	4,590,647
PT Media Nusantara Citra Tbk		8,083,800	533,247

TOTAL INDONESIA			6,961,954

Japan - 0.7%
Keyence Corp.		1,300	806,643
LINE Corp. (a)(f)		16,900	566,225
Nintendo Co. Ltd.		3,400	1,171,014
Renesas Electronics Corp. (a)(f)		106,100	564,813
SNK Corp. unit (a)(c)(f)		2,400	83,298
SoftBank Corp. (f)		9,742	1,032,958
Square Enix Holdings Co. Ltd. (f)		12,400	426,339
Zozo, Inc. (f)		21,700	382,786

TOTAL JAPAN			5,034,076

Korea (South) - 7.5%
AMOREPACIFIC Group, Inc.		31,949	2,064,041
BS Financial Group, Inc.		189,958	1,143,981
Cafe24 Corp. (a)		2,300	189,689
Daou Technology, Inc.		69,122	1,315,326
Hanon Systems		6,181	66,642
Hyundai Fire & Marine Insurance Co. Ltd.		34,455	1,132,210
Hyundai Mobis		38,665	7,722,968
Iljin Materials Co. Ltd.		15,581	499,284
Kakao Corp.		5,000	515,459
KB Financial Group, Inc.		93,688	3,712,463
Korea Electric Power Corp.		27,732	673,739
Korea Electric Power Corp. sponsored ADR		9,920	120,726
LG Chemical Ltd.		4,683	1,452,361
LG Corp.		29,212	1,832,008
LG Innotek Co. Ltd.		5,690	598,814
NAVER Corp.		6,347	651,598
NCSOFT Corp.		3,550	1,604,196
Netmarble Corp. (d)		4,250	465,524
POSCO		15,862	3,484,281
S-Oil Corp.		13,480	1,067,737
Samsung Biologics Co. Ltd. (a)(d)		3,745	1,093,891
Samsung Electronics Co. Ltd.		259,338	10,215,245
Samsung Life Insurance Co. Ltd.		15,795	1,152,048
Samsung SDI Co. Ltd.		12,687	2,577,706
Shinhan Financial Group Co. Ltd.		69,843	2,649,097
SK Hynix, Inc.		85,652	5,813,101
ViroMed Co. Ltd. (a)		3,186	712,465

TOTAL KOREA (SOUTH)			54,526,600

Luxembourg - 0.4%
Samsonite International SA (d)		1,032,900	2,962,504
Malaysia - 0.3%
British American Tobacco (Malaysia) Bhd		121,400	1,023,583
IHH Healthcare Bhd		740,000	995,138

TOTAL MALAYSIA			2,018,721

Mexico - 1.6%
America Movil S.A.B. de CV Series L sponsored ADR		86,200	1,273,174
Fibra Uno Administracion SA de CV		904,000	1,347,578
Gruma S.A.B. de CV Series B		166,600	1,665,231
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		122,600	1,246,581
Grupo Financiero Banorte S.A.B. de CV Series O		278,429	1,759,921
Macquarie Mexican (REIT) (d)		1,249,370	1,485,451
Wal-Mart de Mexico SA de CV Series V		913,700	2,685,035

TOTAL MEXICO			11,462,971

Netherlands - 0.2%
NXP Semiconductors NV		7,600	802,712
Yandex NV Series A (a)		19,339	723,859

TOTAL NETHERLANDS			1,526,571

Nigeria - 0.3%
Guaranty Trust Bank PLC		4,339,783	396,986
Guaranty Trust Bank PLC GDR (Reg. S)		105,540	466,487
Transnational Corp. of Nigeria PLC		22,547,439	69,377
Zenith Bank PLC		19,380,836	1,144,315

TOTAL NIGERIA			2,077,165

Pakistan - 0.1%
Habib Bank Ltd.		537,900	484,681
Panama - 0.2%
Copa Holdings SA Class A		14,849	1,236,328
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR		240,200	3,893,642
Philippines - 0.4%
Metropolitan Bank & Trust Co.		1,335,522	1,915,814
Robinsons Land Corp.		2,459,860	1,164,346

TOTAL PHILIPPINES			3,080,160

Poland - 0.1%
Dino Polska SA (a)(d)		25,700	854,100
Russia - 3.9%
Lukoil PJSC sponsored ADR		69,100	5,858,298
MMC Norilsk Nickel PJSC sponsored ADR		185,400	4,115,880
NOVATEK OAO GDR (Reg. S)		17,500	3,372,250
RusHydro PJSC		20	0
Sberbank of Russia		1,528,300	5,354,177
Sberbank of Russia sponsored ADR		503,784	7,201,592
Tatneft PAO		132,900	1,557,030
Unipro PJSC		28,040,700	1,131,494

TOTAL RUSSIA			28,590,721

Singapore - 0.2%
First Resources Ltd.		990,000	1,332,034
South Africa - 4.4%
AngloGold Ashanti Ltd.		141,600	1,684,738
Barclays Africa Group Ltd.		401,650	4,612,026
Bidvest Group Ltd.		96,556	1,465,383
FirstRand Ltd.		179,900	854,038
Impala Platinum Holdings Ltd. (a)		675,000	2,701,887
Imperial Holdings Ltd.		105,500	460,203
Mondi Ltd.		98,500	2,170,994
Motus Holdings Ltd.		105,500	654,535
Mr Price Group Ltd.		124,700	1,888,414
Naspers Ltd. Class N (g)		53,000	13,634,278
Pick 'n Pay Stores Ltd.		283,800	1,376,246
Sasol Ltd.		26,800	889,129

TOTAL SOUTH AFRICA			32,391,871

Taiwan - 3.9%
Chroma ATE, Inc.		55,000	262,523
Delta Electronics, Inc.		156,000	820,335
King's Town Bank		521,600	557,856
Largan Precision Co. Ltd.		10,403	1,565,399
Nanya Technology Corp.		699,000	1,479,341
PChome Online, Inc. (a)		36,000	153,194
Taiwan Semiconductor Manufacturing Co. Ltd.		2,271,000	19,066,772
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		52,342	2,293,626
Unified-President Enterprises Corp.		995,000	2,363,375

TOTAL TAIWAN			28,562,421

Thailand - 0.8%
PTT Global Chemical PCL (For. Reg.)		1,047,800	2,256,952
Siam Cement PCL (For. Reg.)		242,600	3,511,591

TOTAL THAILAND			5,768,543

Turkey - 0.5%
Aselsan A/S		306,100	1,048,565
Enerjisa Enerji A/S (d)		127,500	114,959
Tupras Turkiye Petrol Rafinerileri A/S		88,000	1,818,432
Turkiye Garanti Bankasi A/S		306,200	419,255

TOTAL TURKEY			3,401,211

United Arab Emirates - 0.6%
DP World Ltd.		69,359	1,387,180
Emaar Properties PJSC		1,508,564	1,971,362
National Bank of Abu Dhabi PJSC (a)		168,380	733,452

TOTAL UNITED ARAB EMIRATES			4,091,994

United Kingdom - 0.1%
Tonghua Dongbao Pharmaceutical Co. Ltd. (UBS AG London Bank Warrant Program) A warrants 4/8/20 (a)		173,511	407,055
United States of America - 0.7%
Activision Blizzard, Inc.		24,500	1,181,145
MercadoLibre, Inc. (a)		7,300	3,534,222
NVIDIA Corp.		4,000	724,000

TOTAL UNITED STATES OF AMERICA			5,439,367

Vietnam - 0.1%
Vietnam Technological & Commercial Joint Stock Bank (a)		500,000	518,519
TOTAL COMMON STOCKS
(Cost $419,038,183)			485,966,088

Nonconvertible Preferred Stocks - 3.6%
Brazil - 2.6%
Ambev SA sponsored ADR		442,700	2,085,117
Banco do Estado Rio Grande do Sul SA		123,420	768,641
Companhia Paranaense de Energia-Copel:
(PN-B)		3,315	34,832
(PN-B) sponsored ADR		171,052	1,782,362
Itau Unibanco Holding SA sponsored ADR		781,486	6,759,854
Metalurgica Gerdau SA (PN)		898,970	1,559,000
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)		356,806	4,923,923
Telefonica Brasil SA		70,163	833,310

TOTAL BRAZIL			18,747,039

Korea (South) - 1.0%
Hyundai Motor Co. Series 2		60,917	4,579,203
Samsung Electronics Co. Ltd.		74,628	2,384,998
Samsung Fire & Marine Insurance Co. Ltd.		3,128	530,734

TOTAL KOREA (SOUTH)			7,494,935

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,644,186)			26,241,974
		Principal Amount(h)	Value

Nonconvertible Bonds - 5.7%
Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,430,000	1,615,900
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		2,625,000	2,988,825

TOTAL AZERBAIJAN			4,604,725

Bahrain - 0.3%
The Oil and Gas Holding Co. 7.5% 10/25/27 (d)		1,905,000	2,024,063
Georgia - 0.9%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		3,125,000	3,210,938
JSC Georgian Railway 7.75% 7/11/22 (d)		3,150,000	3,378,375

TOTAL GEORGIA			6,589,313

Mexico - 1.1%
Pemex Project Funding Master Trust 6.625% 6/15/35		3,975,000	3,833,888
Petroleos Mexicanos 6.5% 6/2/41		4,100,000	3,778,191

TOTAL MEXICO			7,612,079

Netherlands - 0.1%
Petrobras Global Finance BV 6.9% 3/19/49		1,000,000	999,700
Oman - 0.2%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (d)		1,500,000	1,428,750
Saudi Arabia - 0.3%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (d)		700,000	688,093
4.25% 4/16/39 (d)		1,155,000	1,127,170
4.375% 4/16/49(d)		700,000	683,284

TOTAL SAUDI ARABIA			2,498,547

South Africa - 0.8%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		1,350,000	1,338,188
6.75% 8/6/23 (d)		3,325,000	3,341,625
8.45% 8/10/28 (d)		850,000	918,412

TOTAL SOUTH AFRICA			5,598,225

Tunisia - 0.2%
Banque Centrale de Tunisie:
5.75% 1/30/25 (d)		600,000	547,500
6.75% 10/31/23 (Reg. S)	EUR	1,025,000	1,152,514

TOTAL TUNISIA			1,700,014

Turkey - 0.2%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		545,000	521,838
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (d)		955,000	872,918

TOTAL TURKEY			1,394,756

United Kingdom - 0.6%
Biz Finance PLC 9.625% 4/27/22 (d)		4,350,000	4,355,438
Venezuela - 0.4%
Petroleos de Venezuela SA:
6% 5/16/24 (d)(i)		5,700,000	1,197,000
6% 11/15/26 (Reg. S) (i)		6,800,000	1,428,000

TOTAL VENEZUELA			2,625,000

TOTAL NONCONVERTIBLE BONDS
(Cost $42,310,454)			41,430,610

Government Obligations - 19.4%
Angola - 0.4%
Angola Republic 9.375% 5/8/48 (d)		2,575,000	2,763,451
Argentina - 2.6%
Argentine Republic:
5.875% 1/11/28		5,230,000	3,624,102
6.875% 4/22/21		4,575,000	3,836,138
6.875% 1/26/27		2,200,000	1,580,700
7.125% 7/6/36		2,550,000	1,753,125
7.5% 4/22/26		10,510,000	7,886,231
7.82% 12/31/33	EUR	688,052	577,859

TOTAL ARGENTINA			19,258,155

Benin - 0.2%
Republic of Benin 5.75% 3/26/26 (d)	EUR	1,000,000	1,107,580
Cameroon - 0.5%
Cameroon Republic 9.5% 11/19/25 (d)		3,750,000	4,011,956
Costa Rica - 0.1%
Costa Rican Republic 9.2% 2/21/24 (d)		665,000	690,612
Ecuador - 0.4%
Ecuador Republic:
7.875% 1/23/28 (d)		750,000	722,929
7.95% 6/20/24 (d)		570,000	578,735
8.75% 6/2/23 (d)		375,000	397,125
8.875% 10/23/27 (d)		710,000	721,413
9.625% 6/2/27 (d)		200,000	211,900
9.65% 12/13/26 (d)		450,000	479,144

TOTAL ECUADOR			3,111,246

Egypt - 1.8%
Arab Republic of Egypt:
, yield at date of purchase 17.0012% to 17.3799% 8/6/19 to 9/17/19	EGP	26,000,000	1,414,163
5.625% 4/16/30(Reg. S)	EUR	550,000	582,181
6.375% 4/11/31 (d)	EUR	500,000	550,638
7.5% 1/31/27 (d)		3,550,000	3,643,188
7.6003% 3/1/29 (d)		220,000	221,100
7.903% 2/21/48 (d)		2,325,000	2,240,719
8.5% 1/31/47 (d)		4,375,000	4,429,688
8.7002% 3/1/49 (d)		295,000	302,744

TOTAL EGYPT			13,384,421

El Salvador - 1.5%
El Salvador Republic:
6.375% 1/18/27 (d)		1,550,000	1,518,225
7.375% 12/1/19		1,375,000	1,388,771
7.625% 2/1/41 (d)		1,850,000	1,893,938
7.65% 6/15/35 (Reg. S)		2,400,000	2,485,200
8.625% 2/28/29 (d)		3,510,000	3,899,610

TOTAL EL SALVADOR			11,185,744

Gabon - 0.4%
Gabonese Republic 6.375% 12/12/24 (d)		2,800,000	2,698,500
Ghana - 0.5%
Ghana Republic:
7.875% 3/26/27 (d)		225,000	227,813
8.125% 1/18/26 (d)		1,725,000	1,785,375
8.95% 3/26/51 (d)		985,000	974,712
10.75% 10/14/30 (d)		625,000	771,875

TOTAL GHANA			3,759,775

Iraq - 0.8%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		5,400,000	5,224,500
6.752% 3/9/23 (d)		500,000	507,500

TOTAL IRAQ			5,732,000

Ivory Coast - 0.4%
Ivory Coast:
5.125% 6/15/25(Reg. S)	EUR	750,000	859,896
5.75% 12/31/32		2,488,750	2,339,425

TOTAL IVORY COAST			3,199,321

Jordan - 0.5%
Jordanian Kingdom 7.375% 10/10/47 (d)		4,010,000	3,899,725
Lebanon - 3.1%
Lebanese Republic:
5.45% 11/28/19		7,050,000	6,917,918
6.1% 10/4/22		4,535,000	3,988,147
6.375% 3/9/20		9,725,000	9,507,014
8.25% 4/12/21 (Reg.S)		1,945,000	1,876,925

TOTAL LEBANON			22,290,004

Nigeria - 0.9%
Republic of Nigeria:
, yield at date of purchase 13.7104% to 16.1171% 11/28/19 to 2/20/20	NGN	1,074,000,000	2,680,283
7.625% 11/21/25 (d)		600,000	640,500
9.248% 1/21/49 (d)		3,060,000	3,331,575

TOTAL NIGERIA			6,652,358

Oman - 0.8%
Sultanate of Oman:
6.5% 3/8/47 (d)		1,455,000	1,296,769
6.75% 1/17/48 (d)		5,250,000	4,757,813

TOTAL OMAN			6,054,582

Qatar - 0.3%
State of Qatar 9.75% 6/15/30 (Reg. S)		1,530,000	2,379,150
Rwanda - 0.4%
Rwanda Republic 6.625% 5/2/23 (d)		2,875,000	2,975,625
Suriname - 0.2%
Republic of Suriname 9.25% 10/26/26 (d)		1,515,000	1,479,269
TAJIKISTAN - 0.2%
Tajikistan Republic 7.125% 9/14/27 (d)		1,425,000	1,318,125
Turkey - 1.5%
Turkish Republic:
5.75% 5/11/47		2,325,000	1,822,626
6.875% 3/17/36		1,375,000	1,230,866
7.375% 2/5/25		825,000	815,162
8% 2/14/34		705,000	705,229
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (d)		6,275,000	6,007,622

TOTAL TURKEY			10,581,505

Ukraine - 1.3%
Ukraine Government:
7.375% 9/25/32 (d)		3,900,000	3,441,750
7.75% 9/1/20 (d)		1,375,000	1,371,184
7.75% 9/1/21 (d)		2,280,000	2,261,760
7.75% 9/1/24 (d)		2,250,000	2,151,000

TOTAL UKRAINE			9,225,694

United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.38% to 2.39% 5/9/19 to 7/25/19 (j)		1,590,000	1,585,913
Venezuela - 0.3%
Venezuelan Republic 9.25% 9/15/27 (i)		6,200,000	1,875,500
Zambia - 0.1%
Republic of Zambia 8.97% 7/30/27 (d)		650,000	450,125
TOTAL GOVERNMENT OBLIGATIONS
(Cost $145,997,616)			141,670,336
		Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 2.49% (k)		32,223,063	32,229,508
Fidelity Securities Lending Cash Central Fund 2.49% (k)(l)		316,018	316,050
TOTAL MONEY MARKET FUNDS
(Cost $32,544,917)			32,545,558
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $662,535,356)			727,854,566
NET OTHER ASSETS (LIABILITIES) - 0.2%			1,244,672
NET ASSETS - 100%			$729,099,238

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	212	June 2019	$11,450,120	$208,383	$208,383

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

NGN – Nigerian naira

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,773,875 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,738,918 or 14.9% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Amount is stated in United States dollars unless otherwise noted.

 (i) Non-income producing - Security is in default.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $258,888.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,618,120

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$453,797
Fidelity Securities Lending Cash Central Fund	19,722
Total	$473,519

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$52,528,109	$18,587,828	$33,940,281	$--
Consumer Discretionary	92,567,470	78,933,192	13,634,278	--
Consumer Staples	34,037,614	34,037,614	--	--
Energy	38,072,910	30,231,582	7,841,328	--
Financials	125,438,931	94,881,966	30,556,965	--
Health Care	12,915,031	12,915,031	--	--
Industrials	23,801,655	23,801,655	--	--
Information Technology	64,897,436	45,747,366	19,066,772	83,298
Materials	38,318,106	32,259,958	6,058,148	--
Real Estate	17,670,483	15,896,608	--	1,773,875
Utilities	11,960,317	11,286,578	673,739	--
Corporate Bonds	41,430,610	--	41,430,610	--
Government Obligations	141,670,336	--	141,670,336	--
Money Market Funds	32,545,558	32,545,558	--	--
Total Investments in Securities:	$727,854,566	$431,124,936	$294,872,457	$1,857,173
Derivative Instruments:
Assets
Futures Contracts	$208,383	$208,383	$--	$--
Total Assets	$208,383	$208,383	$--	$--
Total Derivative Instruments:	$208,383	$208,383	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$208,383	$0
Total Equity Risk	208,383	0
Total Value of Derivatives	$208,383	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	0.6%
BBB	1.1%
BB	2.6%
B	15.3%
CCC,CC,C	1.8%
D	0.4%
Not Rated	3.1%
Equities	70.2%
Short-Term Investments and Net Other Assets	4.9%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $306,246) — See accompanying schedule: Unaffiliated issuers (cost $629,990,439)	$695,309,008
Fidelity Central Funds (cost $32,544,917)	32,545,558
Total Investment in Securities (cost $662,535,356)		$727,854,566
Cash		481,732
Foreign currency held at value (cost $3,125,186)		3,124,545
Receivable for investments sold
Regular delivery		2,434,065
Delayed delivery		132,321
Receivable for fund shares sold		1,332,312
Dividends receivable		716,846
Interest receivable		3,020,802
Distributions receivable from Fidelity Central Funds		90,489
Receivable for daily variation margin on futures contracts		5,665
Prepaid expenses		396
Other receivables		152,401
Total assets		739,346,140
Liabilities
Payable for investments purchased
Regular delivery	$7,171,577
Delayed delivery	257,223
Payable for fund shares redeemed	1,713,800
Accrued management fee	473,679
Distribution and service plan fees payable	44,830
Other affiliated payables	135,236
Other payables and accrued expenses	134,507
Collateral on securities loaned	316,050
Total liabilities		10,246,902
Net Assets		$729,099,238
Net Assets consist of:
Paid in capital		$701,320,610
Total distributable earnings (loss)		27,778,628
Net Assets		$729,099,238
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,136,515 ÷ 3,149,452 shares)		$12.74
Maximum offering price per share (100/94.25 of $12.74)		$13.52
Class M:
Net Asset Value and redemption price per share ($8,881,192 ÷ 697,199 shares)		$12.74
Maximum offering price per share (100/96.50 of $12.74)		$13.20
Class C:
Net Asset Value and offering price per share ($39,184,714 ÷ 3,096,776 shares)(a)		$12.65
Total Emerging Markets:
Net Asset Value, offering price and redemption price per share ($212,557,115 ÷ 16,655,940 shares)		$12.76
Class I:
Net Asset Value, offering price and redemption price per share ($392,046,301 ÷ 30,766,955 shares)		$12.74
Class Z:
Net Asset Value, offering price and redemption price per share ($36,293,401 ÷ 2,854,468 shares)		$12.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$4,086,727
Interest		7,232,971
Income from Fidelity Central Funds		473,519
Income before foreign taxes withheld		11,793,217
Less foreign taxes withheld		(442,228)
Total income		11,350,989
Expenses
Management fee	$2,584,366
Transfer agent fees	604,119
Distribution and service plan fees	258,553
Accounting and security lending fees	161,648
Custodian fees and expenses	191,620
Independent trustees' fees and expenses	1,806
Registration fees	77,105
Audit	79,135
Legal	2,201
Miscellaneous	2,277
Total expenses before reductions	3,962,830
Expense reductions	(35,563)
Total expenses after reductions		3,927,267
Net investment income (loss)		7,423,722
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,334,986)
Fidelity Central Funds	(426)
Foreign currency transactions	(70,889)
Futures contracts	2,743,829
Total net realized gain (loss)		(10,662,472)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	81,719,867
Fidelity Central Funds	426
Assets and liabilities in foreign currencies	6,806
Futures contracts	208,383
Total change in net unrealized appreciation (depreciation)		81,935,482
Net gain (loss)		71,273,010
Net increase (decrease) in net assets resulting from operations		$78,696,732

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,423,722	$17,099,153
Net realized gain (loss)	(10,662,472)	(28,676,433)
Change in net unrealized appreciation (depreciation)	81,935,482	(97,197,474)
Net increase (decrease) in net assets resulting from operations	78,696,732	(108,774,754)
Distributions to shareholders	(14,178,054)	(20,273,542)
Share transactions - net increase (decrease)	50,905,348	13,246,904
Redemption fees	–	23,374
Total increase (decrease) in net assets	115,424,026	(115,778,018)
Net Assets
Beginning of period	613,675,212	729,453,230
End of period	$729,099,238	$613,675,212

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.53	$13.56	$11.33	$10.35	$11.56	$11.37
Income from Investment Operations
Net investment income (loss)A	.13	.25	.24	.26	.28	.18
Net realized and unrealized gain (loss)	1.32	(1.94)	2.11	.96	(1.30)	.19
Total from investment operations	1.45	(1.69)	2.35	1.22	(1.02)	.37
Distributions from net investment income	(.24)	(.16)	(.12)	(.24)	(.17)	(.18)
Distributions from net realized gain	–	(.19)	(.01)	–	(.02)	–
Total distributions	(.24)	(.34)B	(.13)	(.24)	(.19)	(.18)
Redemption fees added to paid in capitalA	–	–C	.01	–C	–C	–C
Net asset value, end of period	$12.74	$11.53	$13.56	$11.33	$10.35	$11.56
Total ReturnD,E,F	12.85%	(12.77)%	21.13%	12.13%	(8.92)%	3.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.41%I	1.40%	1.47%	1.87%	1.93%	1.98%
Expenses net of fee waivers, if any	1.40%I	1.40%	1.47%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.40%I	1.37%	1.46%	1.64%	1.64%	1.65%
Net investment income (loss)	2.07%I	1.92%	1.97%	2.47%	2.58%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$40,137	$34,617	$42,213	$15,206	$10,164	$13,627
Portfolio turnover rateJ	88%I	94%	59%	57%	80%	102%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.34 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.185 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.51	$13.55	$11.33	$10.33	$11.54	$11.34
Income from Investment Operations
Net investment income (loss)A	.10	.21	.20	.23	.25	.15
Net realized and unrealized gain (loss)	1.34	(1.93)	2.11	.97	(1.30)	.19
Total from investment operations	1.44	(1.72)	2.31	1.20	(1.05)	.34
Distributions from net investment income	(.21)	(.13)	(.09)	(.20)	(.14)	(.14)
Distributions from net realized gain	–	(.19)	(.01)	–	(.02)	–
Total distributions	(.21)	(.32)	(.10)	(.20)	(.16)	(.14)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	–B
Net asset value, end of period	$12.74	$11.51	$13.55	$11.33	$10.33	$11.54
Total ReturnC,D,E	12.70%	(13.03)%	20.66%	11.92%	(9.18)%	3.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.74%	1.82%	2.22%	2.27%	2.32%
Expenses net of fee waivers, if any	1.73%H	1.74%	1.82%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.72%H	1.71%	1.81%	1.90%	1.89%	1.90%
Net investment income (loss)	1.74%H	1.58%	1.62%	2.22%	2.33%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$8,881	$8,519	$8,751	$3,019	$3,331	$5,277
Portfolio turnover rateI	88%H	94%	59%	57%	80%	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$13.45	$11.25	$10.25	$11.47	$11.29
Income from Investment Operations
Net investment income (loss)A	.08	.15	.15	.18	.20	.10
Net realized and unrealized gain (loss)	1.32	(1.92)	2.11	.97	(1.30)	.19
Total from investment operations	1.40	(1.77)	2.26	1.15	(1.10)	.29
Distributions from net investment income	(.15)	(.09)	(.06)	(.15)	(.10)	(.11)
Distributions from net realized gain	–	(.19)	(.01)	–	(.02)	–
Total distributions	(.15)	(.28)	(.07)	(.15)	(.12)	(.11)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	–B
Net asset value, end of period	$12.65	$11.40	$13.45	$11.25	$10.25	$11.47
Total ReturnC,D,E	12.45%	(13.45)%	20.29%	11.36%	(9.68)%	2.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.15%H	2.14%	2.21%	2.62%	2.68%	2.72%
Expenses net of fee waivers, if any	2.15%H	2.14%	2.21%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.14%H	2.12%	2.20%	2.39%	2.39%	2.40%
Net investment income (loss)	1.32%H	1.18%	1.23%	1.72%	1.83%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$39,185	$37,191	$34,869	$10,710	$7,736	$10,104
Portfolio turnover rateI	88%H	94%	59%	57%	80%	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$13.58	$11.34	$10.38	$11.60	$11.40
Income from Investment Operations
Net investment income (loss)A	.14	.29	.27	.28	.31	.21
Net realized and unrealized gain (loss)	1.34	(1.95)	2.10	.97	(1.31)	.19
Total from investment operations	1.48	(1.66)	2.37	1.25	(1.00)	.40
Distributions from net investment income	(.28)	(.17)	(.14)	(.29)	(.20)	(.20)
Distributions from net realized gain	–	(.19)	(.01)	–	(.02)	–
Total distributions	(.28)	(.36)	(.14)B	(.29)	(.22)	(.20)
Redemption fees added to paid in capitalA	–	–C	.01	–C	–C	–C
Net asset value, end of period	$12.76	$11.56	$13.58	$11.34	$10.38	$11.60
Total ReturnD,E	13.09%	(12.56)%	21.37%	12.44%	(8.74)%	3.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.14%H	1.13%	1.26%	1.62%	1.72%	1.73%
Expenses net of fee waivers, if any	1.14%H	1.13%	1.26%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.13%H	1.11%	1.24%	1.39%	1.39%	1.40%
Net investment income (loss)	2.33%H	2.19%	2.18%	2.72%	2.83%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$212,557	$190,025	$272,002	$104,332	$37,918	$45,763
Portfolio turnover rateI	88%H	94%	59%	57%	80%	102%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.009 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.55	$13.58	$11.33	$10.37	$11.59	$11.40
Income from Investment Operations
Net investment income (loss)A	.14	.29	.28	.29	.31	.21
Net realized and unrealized gain (loss)	1.33	(1.95)	2.11	.96	(1.31)	.18
Total from investment operations	1.47	(1.66)	2.39	1.25	(1.00)	.39
Distributions from net investment income	(.28)	(.19)	(.14)	(.29)	(.20)	(.20)
Distributions from net realized gain	–	(.19)	(.01)	–	(.02)	–
Total distributions	(.28)	(.37)B	(.15)	(.29)	(.22)	(.20)
Redemption fees added to paid in capitalA	–	–C	.01	–C	–C	–C
Net asset value, end of period	$12.74	$11.55	$13.58	$11.33	$10.37	$11.59
Total ReturnD,E	13.06%	(12.56)%	21.51%	12.48%	(8.74)%	3.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.12%	1.19%	1.54%	1.58%	1.71%
Expenses net of fee waivers, if any	1.11%H	1.12%	1.19%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.11%H	1.10%	1.17%	1.39%	1.39%	1.40%
Net investment income (loss)	2.35%H	2.20%	2.25%	2.72%	2.83%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$392,046	$341,720	$371,617	$21,099	$6,343	$4,773
Portfolio turnover rateI	88%H	94%	59%	57%	80%	102%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.185 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.55	$12.17
Income from Investment Operations
Net investment income (loss)B	.15	.01
Net realized and unrealized gain (loss)	1.32	(.63)
Total from investment operations	1.47	(.62)
Distributions from net investment income	(.31)	–
Distributions from net realized gain	–	–
Total distributions	(.31)	–
Net asset value, end of period	$12.71	$11.55
Total ReturnC,D	13.05%	(5.09)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	1.07%G
Expenses net of fee waivers, if any	.98%G	1.04%G
Expenses net of all reductions	.98%G	1.02%G
Net investment income (loss)	2.49%G	1.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$36,293	$1,603
Portfolio turnover rateH	88%G	94%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Emerging Markets, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, certain foreign taxes, market discount, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$88,374,978
Gross unrealized depreciation	(29,274,160)
Net unrealized appreciation (depreciation)	$59,100,818
Tax cost	$668,962,131

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(25,726,179)
Total no expiration	(25,726,179)
Total capital loss carryforward	$(25,726,179)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $301,656,545 and $250,399,534, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$45,622	$2,234
Class M	.25%	.25%	21,564	260
Class C	.75%	.25%	191,367	42,987
			$258,553	$45,481

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,598
Class M	1,015
Class C(a)	2,614
$12,227

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$38,513.21
Class M	12,517.29
Class C	39,809.21
Total Emerging Markets	197,556.20
Class I	311,888.17
Class Z	3,836.05
	$604,119

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,296 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $923 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,722. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,146 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,417 and a portion of class-level operating expenses as follows:

Amount
Class A	$870
Class M	203
Class C	919
Total Emerging Markets	4,770
Class I	8,600
Class Z	638
$16,000

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$714,243	$1,173,252
Class M	223,588	134,477
Class C	488,821	782,198
Total Emerging Markets	4,522,488	7,266,702
Class I	8,130,208	10,916,913
Class Z	98,706	–
Total	$14,178,054	$20,273,542

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	555,807	1,859,563	$6,748,425	$25,085,167
Reinvestment of distributions	62,554	88,408	711,236	1,166,980
Shares redeemed	(471,860)	(2,058,546)	(5,620,592)	(26,793,915)
Net increase (decrease)	146,501	(110,575)	$1,839,069	$(541,768)
Class M
Shares sold	57,572	275,701	$697,967	$3,701,993
Reinvestment of distributions	13,182	15,634	150,011	206,523
Shares redeemed	(113,929)	(196,678)	(1,356,440)	(2,571,520)
Net increase (decrease)	(43,175)	94,657	$(508,462)	$1,336,996
Class C
Shares sold	323,314	1,470,832	$3,900,839	$19,647,127
Reinvestment of distributions	43,111	59,490	488,019	781,699
Shares redeemed	(532,057)	(861,075)	(6,376,912)	(10,881,951)
Net increase (decrease)	(165,632)	669,247	$(1,988,054)	$9,546,875
Total Emerging Markets
Shares sold	3,176,715	8,907,832	$38,590,315	$120,823,803
Reinvestment of distributions	380,480	522,036	4,329,863	6,896,099
Shares redeemed	(3,332,724)	(13,024,202)	(39,960,701)	(167,212,962)
Net increase (decrease)	224,471	(3,594,334)	$2,959,477	$(39,493,060)
Class I
Shares sold	9,132,409	17,527,189	$110,155,497	$232,099,188
Reinvestment of distributions	691,717	792,863	7,857,900	10,457,863
Shares redeemed	(8,645,707)	(16,103,644)	(102,330,485)	(201,759,709)
Net increase (decrease)	1,178,419	2,216,408	$15,682,912	$40,797,342
Class Z
Shares sold	2,837,081	139,605	$34,403,643	$1,609,269
Reinvestment of distributions	7,811	–	88,498	–
Shares redeemed	(129,271)	(758)	(1,571,735)	(8,750)
Net increase (decrease)	2,715,621	138,847	$32,920,406	$1,600,519

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity Emerging Markets Discovery Fund
Class A	1.56%
Actual		$1,000.00	$1,146.50	$8.30
Hypothetical-C		$1,000.00	$1,017.06	$7.80
Class M	1.88%
Actual		$1,000.00	$1,143.90	$9.99
Hypothetical-C		$1,000.00	$1,015.47	$9.39
Class C	2.38%
Actual		$1,000.00	$1,141.10	$12.63
Hypothetical-C		$1,000.00	$1,012.99	$11.88
Emerging Markets Discovery	1.27%
Actual		$1,000.00	$1,147.70	$6.76
Hypothetical-C		$1,000.00	$1,018.50	$6.36
Class I	1.26%
Actual		$1,000.00	$1,146.90	$6.71
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class Z	1.12%
Actual		$1,000.00	$1,147.90	$5.96
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Fidelity Total Emerging Markets Fund
Class A	1.40%
Actual		$1,000.00	$1,128.50	$7.39
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class M	1.73%
Actual		$1,000.00	$1,127.00	$9.12
Hypothetical-C		$1,000.00	$1,016.22	$8.65
Class C	2.15%
Actual		$1,000.00	$1,124.50	$11.33
Hypothetical-C		$1,000.00	$1,014.13	$10.74
Total Emerging Markets	1.14%
Actual		$1,000.00	$1,130.90	$6.02
Hypothetical-C		$1,000.00	$1,019.14	$5.71
Class I	1.11%
Actual		$1,000.00	$1,130.60	$5.86
Hypothetical-C		$1,000.00	$1,019.29	$5.56
Class Z	.98%
Actual		$1,000.00	$1,130.50	$5.18
Hypothetical-C		$1,000.00	$1,019.93	$4.91

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Discovery Fund
Fidelity Total Emerging Markets Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for Fidelity Total Emerging Markets Fund in October 2015, January 2017, and June 2018. The Board noted that there were portfolio management changes for Fidelity Emerging Markets Discovery Fund in May 2018 and June 2018. The Board will continue to monitor closely the funds' performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index and, in the case of Fidelity Emerging Markets Discovery Fund, peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. For Fidelity Total Emerging Markets Fund, a peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Emerging Markets Discovery Fund

2018 Total Return % vs. Morningstar Diversified Emerging Mkts and MSCI Emg Mkts SMID Net MA:

75% beaten
25% beaten
Benchmark
Class I
Class C
10.00
8.00
6.00
4.00
2.00
9.35
6.44
6.18
5.07
2.94
25.0
20.0
15.0
10.0
5.0
23.6
21.6
19.8
9.8
10.2
35.0
30.0
25.0
20.0
15.0
31.8
31.9
25.3
21.8
16.3
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	47%	84%	78%
Class A	43%	80%	74%
Class C	36%	72%	55%
Class M	42%	76%	69%
Class I	47%	85%	79%

Fidelity Total Emerging Markets Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Emerging Markets Discovery Fund

Fidelity Total Emerging Markets Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each of Class A and the retail class of Fidelity Emerging Markets Discovery Fund ranked below the competitive median for the 12-month period ended June 30, 2018, and each of Class M, Class C, and Class I of Fidelity Emerging Markets Discovery Fund ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class of Fidelity Total Emerging Markets Fund ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of Fidelity Emerging Markets Discovery Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.70%, 1.95%, 2.45%, 1.45%, and 1.45% through February 29, 2020.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, and the retail class of Fidelity Total Emerging Markets Fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.65%, 1.90%, 2.40%, 1.40%, and 1.40% through February 29, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

EMD-TEK-SANN-0619
1.931240.107

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
South Africa	40.7%
Russia	30.6%
United Arab Emirates	5.8%
Saudi Arabia	4.2%
Hungary	2.0%
Qatar	1.9%
Greece	1.9%
Nigeria	1.9%
Romania	1.8%
Other*	9.2%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.2

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	8.0
Sberbank of Russia (Russia, Banks)	6.0
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	5.3
Lukoil PJSC sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	4.5
NOVATEK OAO (Russia, Oil, Gas & Consumable Fuels)	4.3
Standard Bank Group Ltd. (South Africa, Banks)	3.9
FirstRand Ltd. (South Africa, Diversified Financial Services)	3.2
Sasol Ltd. (South Africa, Chemicals)	2.9
MMC Norilsk Nickel PJSC (Russia, Metals & Mining)	2.8
PSG Group Ltd. (South Africa, Diversified Financial Services)	2.4
43.3

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	33.1
Energy	22.8
Consumer Discretionary	15.0
Materials	12.7
Consumer Staples	7.4
Industrials	3.2
Communication Services	2.2
Real Estate	1.4
Health Care	1.0

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2019, the Fund did not have more than 25% of its total assets invested in any one industry.

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Bermuda - 1.2%
Central European Media Enterprises Ltd. Class A (a)	342,600	$1,356,696
Cyprus - 0.5%
Globaltrans Investment PLC GDR (Reg. S)	60,000	580,200
Egypt - 0.4%
EFG-Hermes Holding SAE (a)	480,000	444,496
Greece - 1.9%
EFG Eurobank Ergasias SA (a)	810,000	676,830
Fourlis Holdings SA	96,700	585,677
Jumbo SA	26,536	482,157
Sarantis SA	55,600	460,848

TOTAL GREECE		2,205,512

Hungary - 2.0%
OTP Bank PLC	53,400	2,366,635
Kenya - 0.7%
Safaricom Ltd.	3,056,844	850,718
Kuwait - 0.7%
National Bank of Kuwait	283,500	866,004
Morocco - 0.3%
Attijariwafa Bank	6,725	311,855
Netherlands - 1.0%
X5 Retail Group NV GDR (Reg. S)	39,300	1,192,755
Nigeria - 1.9%
Dangote Cement PLC	1,107,463	552,580
Guaranty Trust Bank PLC	5,263,598	481,493
Nigerian Breweries PLC	3,170,122	571,193
Zenith Bank PLC	9,851,272	581,655

TOTAL NIGERIA		2,186,921

Poland - 1.5%
Globe Trade Centre SA	283,900	654,505
LPP SA	491	1,100,476

TOTAL POLAND		1,754,981

Qatar - 1.9%
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	40,000	235,336
Qatar Islamic Bank (a)	44,300	2,028,376

TOTAL QATAR		2,263,712

Romania - 1.8%
Banca Transilvania SA	956,231	497,004
BRD-Groupe Societe Generale	483,935	1,555,929

TOTAL ROMANIA		2,052,933

Russia - 28.5%
Alrosa Co. Ltd.	803,100	1,170,438
Gazprom OAO	2,422,013	6,154,889
Lukoil PJSC	30,700	2,619,862
Lukoil PJSC sponsored ADR	61,795	5,238,980
MMC Norilsk Nickel PJSC	14,900	3,305,107
NOVATEK OAO	269,700	5,027,239
Sberbank of Russia	1,995,450	6,990,770
Tatneft PAO	228,700	2,679,405

TOTAL RUSSIA		33,186,690

Saudi Arabia - 4.2%
Abdullah Al Othaim Markets Co.	27,800	585,606
Al Rajhi Bank	36,230	724,542
Aldrees Petroleum and Transport Services Co.	79,750	730,452
Bupa Arabia for Cooperative Insurance Co.	25,000	619,950
Mouwasat Medical Services Co.	24,700	559,822
SABIC	14,700	486,825
Saudi Co. for Hardware CJSC	24,950	520,249
United International Transportation Co.	75,484	671,251

TOTAL SAUDI ARABIA		4,898,697

South Africa - 40.7%
African Rainbow Minerals Ltd.	89,800	1,067,556
Anglo American Platinum Ltd.	18,200	918,550
AVI Ltd.	133,000	854,807
Barloworld Ltd.	79,000	702,744
Cashbuild Ltd.	50,000	921,251
City Lodge Hotels Ltd.	85,000	712,681
Clicks Group Ltd.	120,583	1,649,302
DRDGOLD Ltd. (a)	3,724,814	731,714
FirstRand Ltd.	794,000	3,769,349
Harmony Gold Mining Co. Ltd. (a)	653,800	1,120,153
Imperial Holdings Ltd.	191,100	833,599
KAP Industrial Holdings Ltd.	1,875,500	963,644
Kumba Iron Ore Ltd.	23,600	707,175
Motus Holdings Ltd.	128,100	794,748
Mr Price Group Ltd.	122,500	1,855,098
MTN Group Ltd.	46,950	339,267
MultiChoice Group Ltd. (a)	25,300	227,178
Nampak Ltd. (a)	1,172,200	860,405
Naspers Ltd. Class N	36,303	9,338,969
Pretoria Portland Cement Co. Ltd. (a)	1,192,249	415,891
PSG Group Ltd.	149,300	2,766,616
RMB Holdings Ltd.	272,900	1,592,568
Sanlam Ltd.	441,000	2,358,371
Sasol Ltd.	102,200	3,390,632
Shoprite Holdings Ltd.	168,100	2,025,191
Spar Group Ltd.	105,000	1,423,978
Standard Bank Group Ltd.	329,486	4,583,552
Steinhoff Africa Retail Ltd. (b)	390,000	542,538

TOTAL SOUTH AFRICA		47,467,527

United Arab Emirates - 5.8%
Abu Dhabi Commercial Bank PJSC	595,200	1,600,963
Abu Dhabi National Oil Co. for Distribution PJSC (a)	1,137,731	805,331
Aldar Properties PJSC	2,011,768	974,898
Dubai Financial Market PJSC	2,241,002	470,390
Dubai Parks and Resorts PJSC (a)	4,523,254	288,156
National Bank of Abu Dhabi PJSC (a)	589,340	2,567,126

TOTAL UNITED ARAB EMIRATES		6,706,864

United Kingdom - 1.7%
ASA International (b)	55,100	290,994
Georgia Capital PLC (a)	40,000	527,859
NMC Health PLC	17,349	638,424
Tullow Oil PLC	184,500	542,045

TOTAL UNITED KINGDOM		1,999,322

TOTAL COMMON STOCKS
(Cost $86,326,389)		112,692,518

Nonconvertible Preferred Stocks - 2.1%
Russia - 2.1%
Tatneft PAO
(Cost $857,120)	251,000	2,463,561

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 2.49% (c)
(Cost $569,354)	569,241	569,354
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $87,752,863)		115,725,433
NET OTHER ASSETS (LIABILITIES) - 0.7%		807,129
NET ASSETS - 100%		$116,532,562

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $833,532 or 0.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,472
Total	$14,472

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,546,681	$2,546,681	$--	$--
Consumer Discretionary	17,369,178	8,030,209	9,338,969	--
Consumer Staples	8,763,680	8,763,680	--	--
Energy	26,497,100	17,722,349	8,774,751	--
Financials	38,673,327	31,682,557	6,990,770	--
Health Care	1,198,246	1,198,246	--	--
Industrials	3,751,438	3,751,438	--	--
Materials	14,727,026	9,484,527	5,242,499	--
Real Estate	1,629,403	1,629,403	--	--
Money Market Funds	569,354	569,354	--	--
Total Investments in Securities:	$115,725,433	$85,378,444	$30,346,989	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $87,183,509)	$115,156,079
Fidelity Central Funds (cost $569,354)	569,354
Total Investment in Securities (cost $87,752,863)		$115,725,433
Cash		5,815
Foreign currency held at value (cost $280,231)		280,095
Receivable for investments sold		1,095,671
Receivable for fund shares sold		40,712
Dividends receivable		235,640
Distributions receivable from Fidelity Central Funds		531
Prepaid expenses		48
Receivable from investment adviser for expense reductions		3,736
Other receivables		16,216
Total assets		117,403,897
Liabilities
Payable for fund shares redeemed	$687,854
Accrued management fee	76,967
Distribution and service plan fees payable	4,274
Other affiliated payables	29,664
Other payables and accrued expenses	72,576
Total liabilities		871,335
Net Assets		$116,532,562
Net Assets consist of:
Paid in capital		$103,583,004
Total distributable earnings (loss)		12,949,558
Net Assets		$116,532,562
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($5,537,193 ÷ 560,022 shares)		$9.89
Maximum offering price per share (100/94.25 of $9.89)		$10.49
Class M:
Net Asset Value and redemption price per share ($2,272,478 ÷ 230,713 shares)		$9.85
Maximum offering price per share (100/96.50 of $9.85)		$10.21
Class C:
Net Asset Value and offering price per share ($2,618,798 ÷ 265,253 shares)(a)		$9.87
Emerging Europe, Middle East, Africa (EMEA):
Net Asset Value, offering price and redemption price per share ($95,488,731 ÷ 9,657,933 shares)		$9.89
Class I:
Net Asset Value, offering price and redemption price per share ($10,615,362 ÷ 1,075,451 shares)		$9.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$1,644,128
Income from Fidelity Central Funds		14,472
Income before foreign taxes withheld		1,658,600
Less foreign taxes withheld		(158,455)
Total income		1,500,145
Expenses
Management fee	$429,240
Transfer agent fees	144,513
Distribution and service plan fees	25,997
Accounting fees and expenses	28,169
Custodian fees and expenses	55,746
Independent trustees' fees and expenses	292
Registration fees	73,362
Audit	33,682
Legal	153
Miscellaneous	318
Total expenses before reductions	791,472
Expense reductions	(31,231)
Total expenses after reductions		760,241
Net investment income (loss)		739,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	379,292
Foreign currency transactions	1,396
Total net realized gain (loss)		380,688
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,973,194
Assets and liabilities in foreign currencies	2,012
Total change in net unrealized appreciation (depreciation)		12,975,206
Net gain (loss)		13,355,894
Net increase (decrease) in net assets resulting from operations		$14,095,798

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$739,904	$2,935,717
Net realized gain (loss)	380,688	2,339,332
Change in net unrealized appreciation (depreciation)	12,975,206	(10,853,464)
Net increase (decrease) in net assets resulting from operations	14,095,798	(5,578,415)
Distributions to shareholders	(2,353,924)	(1,645,681)
Share transactions - net increase (decrease)	7,290,734	5,076,428
Redemption fees	–	823
Total increase (decrease) in net assets	19,032,608	(2,146,845)
Net Assets
Beginning of period	97,499,954	99,646,799
End of period	$116,532,562	$97,499,954

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.87	$9.39	$8.13	$7.49	$9.04	$9.49
Income from Investment Operations
Net investment income (loss)A	.05	.25	.12	.14	.12	.13
Net realized and unrealized gain (loss)	1.16	(.63)	1.22	.61	(1.50)	(.46)
Total from investment operations	1.21	(.38)	1.34	.75	(1.38)	(.33)
Distributions from net investment income	(.18)	(.13)	(.09)	(.11)	(.14)	(.12)
Distributions from net realized gain	–B	(.01)	–	–	(.04)	–
Total distributions	(.19)C	(.14)	(.09)	(.11)	(.17)D	(.12)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	–B
Net asset value, end of period	$9.89	$8.87	$9.39	$8.13	$7.49	$9.04
Total ReturnE,F,G	13.83%	(4.17)%	16.69%	10.22%	(15.42)%	(3.48)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.65%J	1.59%	1.63%	1.69%	1.61%	1.60%
Expenses net of fee waivers, if any	1.65%J	1.59%	1.62%	1.65%	1.61%	1.60%
Expenses net of all reductions	1.60%J	1.57%	1.61%	1.64%	1.60%	1.60%
Net investment income (loss)	1.16%J	2.49%	1.41%	1.90%	1.51%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$5,537	$5,034	$5,538	$7,867	$5,788	$7,889
Portfolio turnover rateK	30%J	39%	47%	54%	50%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.19 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.003 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.039 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.82	$9.35	$8.10	$7.44	$9.01	$9.46
Income from Investment Operations
Net investment income (loss)A	.04	.22	.10	.12	.10	.11
Net realized and unrealized gain (loss)	1.15	(.63)	1.21	.61	(1.51)	(.46)
Total from investment operations	1.19	(.41)	1.31	.73	(1.41)	(.35)
Distributions from net investment income	(.16)	(.11)	(.07)	(.07)	(.13)	(.10)
Distributions from net realized gain	–B	(.01)	–	–	(.04)	–
Total distributions	(.16)	(.12)	(.07)	(.07)	(.16)C	(.10)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	–B
Net asset value, end of period	$9.85	$8.82	$9.35	$8.10	$7.44	$9.01
Total ReturnD,E,F	13.73%	(4.51)%	16.40%	9.98%	(15.80)%	(3.67)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.96%I	1.92%	1.95%	2.00%	1.92%	1.92%
Expenses net of fee waivers, if any	1.90%I	1.90%	1.90%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.85%I	1.88%	1.88%	1.89%	1.89%	1.90%
Net investment income (loss)	.91%I	2.18%	1.14%	1.65%	1.22%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$2,272	$2,153	$2,490	$2,580	$2,003	$2,465
Portfolio turnover rateJ	30%I	39%	47%	54%	50%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.039 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.80	$9.30	$8.06	$7.39	$8.93	$9.39
Income from Investment Operations
Net investment income (loss)A	.02	.17	.06	.09	.06	.06
Net realized and unrealized gain (loss)	1.14	(.62)	1.20	.60	(1.48)	(.46)
Total from investment operations	1.16	(.45)	1.26	.69	(1.42)	(.40)
Distributions from net investment income	(.09)	(.04)	(.03)	(.02)	(.08)	(.06)
Distributions from net realized gain	–B	(.01)	–	–	(.04)	–
Total distributions	(.09)	(.05)	(.03)	(.02)	(.12)	(.06)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	–B
Net asset value, end of period	$9.87	$8.80	$9.30	$8.06	$7.39	$8.93
Total ReturnC,D,E	13.34%	(4.92)%	15.85%	9.33%	(16.08)%	(4.24)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.44%H	2.38%	2.42%	2.47%	2.41%	2.40%
Expenses net of fee waivers, if any	2.40%H	2.38%	2.39%	2.40%	2.40%	2.40%
Expenses net of all reductions	2.35%H	2.37%	2.37%	2.39%	2.39%	2.40%
Net investment income (loss)	.41%H	1.69%	.65%	1.15%	.72%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$2,619	$2,845	$4,336	$6,269	$4,104	$6,662
Portfolio turnover rateI	30%H	39%	47%	54%	50%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.88	$9.41	$8.14	$7.50	$9.08	$9.52
Income from Investment Operations
Net investment income (loss)A	.07	.27	.15	.16	.14	.16
Net realized and unrealized gain (loss)	1.16	(.63)	1.21	.61	(1.51)	(.47)
Total from investment operations	1.23	(.36)	1.36	.77	(1.37)	(.31)
Distributions from net investment income	(.21)	(.16)	(.10)	(.13)	(.17)	(.13)
Distributions from net realized gain	–B	(.01)	–	–	(.04)	–
Total distributions	(.22)C	(.17)	(.10)	(.13)	(.21)	(.13)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	–B
Net asset value, end of period	$9.89	$8.88	$9.41	$8.14	$7.50	$9.08
Total ReturnD,E	14.06%	(4.00)%	17.04%	10.54%	(15.33)%	(3.21)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.40%H	1.34%	1.38%	1.46%	1.39%	1.37%
Expenses net of fee waivers, if any	1.40%H	1.34%	1.38%	1.40%	1.38%	1.37%
Expenses net of all reductions	1.35%H	1.32%	1.37%	1.39%	1.38%	1.37%
Net investment income (loss)	1.41%H	2.74%	1.66%	2.15%	1.74%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$95,489	$82,387	$80,392	$76,193	$67,521	$96,784
Portfolio turnover rateI	30%H	39%	47%	54%	50%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.22 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.003 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.88	$9.40	$8.14	$7.50	$9.08	$9.52
Income from Investment Operations
Net investment income (loss)A	.07	.28	.16	.17	.15	.16
Net realized and unrealized gain (loss)	1.15	(.62)	1.20	.61	(1.51)	(.46)
Total from investment operations	1.22	(.34)	1.36	.78	(1.36)	(.30)
Distributions from net investment income	(.22)	(.17)	(.11)	(.14)	(.18)	(.14)
Distributions from net realized gain	–B	(.01)	–	–	(.04)	–
Total distributions	(.23)C	(.18)	(.11)	(.14)	(.22)	(.14)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	–B
Net asset value, end of period	$9.87	$8.88	$9.40	$8.14	$7.50	$9.08
Total ReturnD,E	13.95%	(3.80)%	17.01%	10.69%	(15.23)%	(3.09)%
Ratios to Average Net AssetsC,F
Expenses before reductions	1.45%G	1.24%	1.27%	1.31%	1.25%	1.26%
Expenses net of fee waivers, if any	1.40%G	1.24%	1.27%	1.31%	1.25%	1.26%
Expenses net of all reductions	1.35%G	1.23%	1.26%	1.30%	1.24%	1.26%
Net investment income (loss)	1.41%G	2.83%	1.77%	2.24%	1.88%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$10,615	$5,080	$6,891	$5,807	$3,478	$5,596
Portfolio turnover rateH	30%G	39%	47%	54%	50%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.23 per share is comprised of distributions from net investment income of $.222 and distributions from net realized gain of $.003 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Europe, Middle East, Africa (EMEA), and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plans incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$34,598,324
Gross unrealized depreciation	(6,747,175)
Net unrealized appreciation (depreciation)	$27,851,149
Tax cost	$87,874,284

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(3,664,835)
Long-term	(12,096,582)
Total capital loss carryforward	$(15,761,417)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,516,957 and $15,864,622, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .79% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,416	$121
Class M	.25%	.25%	5,588	168
Class C	.75%	.25%	13,993	1,252
			$25,997	$1,541

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$959
Class M	230
Class C(a)	2
$1,191

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,623.26
Class M	3,567.32
Class C	4,215.30
Emerging Europe, Middle East, Africa (EMEA)	117,205.26
Class I	12,903.30
	$144,513

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $152 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class M	1.90%	$648
Class C	2.40%	485
Emerging Europe, Middle East, Africa (EMEA)	1.40%	556
Class I	1.40%	2,047
		$3,736

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26,952 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by $141.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $402.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$99,906	$80,590
Class M	40,149	31,578
Class C	29,829	21,185
Emerging Europe, Middle East, Africa (EMEA)	1,999,708	1,390,507
Class I	184,332	121,821
Total	$2,353,924	$1,645,681

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	51,938	177,927	$481,897	$1,897,467
Reinvestment of distributions	11,024	8,201	98,665	78,321
Shares redeemed	(70,784)	(208,116)	(655,755)	(2,037,720)
Net increase (decrease)	(7,822)	(21,988)	$(75,193)	$(61,932)
Class M
Shares sold	11,035	44,576	$101,474	$452,127
Reinvestment of distributions	4,497	3,314	40,115	31,578
Shares redeemed	(28,893)	(70,074)	(268,594)	(697,760)
Net increase (decrease)	(13,361)	(22,184)	$(127,005)	$(214,055)
Class C
Shares sold	12,966	63,115	$120,291	$657,000
Reinvestment of distributions	2,996	2,063	26,845	19,680
Shares redeemed	(74,219)	(207,873)	(685,875)	(2,030,610)
Net increase (decrease)	(58,257)	(142,695)	$(538,739)	$(1,353,930)
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	2,004,992	5,006,638	$18,602,750	$50,740,861
Reinvestment of distributions	208,558	134,990	1,864,507	1,287,802
Shares redeemed	(1,831,223)	(4,409,321)	(17,041,067)	(43,865,965)
Net increase (decrease)	382,327	732,307	$3,426,190	$8,162,698
Class I
Shares sold	669,367	579,144	$6,153,344	$6,006,521
Reinvestment of distributions	16,413	11,175	146,566	106,495
Shares redeemed	(182,704)	(750,732)	(1,694,429)	(7,569,369)
Net increase (decrease)	503,076	(160,413)	$4,605,481	$(1,456,353)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.65%
Actual		$1,000.00	$1,138.30	$8.75
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class M	1.90%
Actual		$1,000.00	$1,137.30	$10.07
Hypothetical-C		$1,000.00	$1,015.37	$9.49
Class C	2.40%
Actual		$1,000.00	$1,133.40	$12.70
Hypothetical-C		$1,000.00	$1,012.89	$11.98
Emerging Europe, Middle East, Africa (EMEA)	1.40%
Actual		$1,000.00	$1,140.60	$7.43
Hypothetical-C		$1,000.00	$1,017.85	$7.00
Class I	1.40%
Actual		$1,000.00	$1,139.50	$7.43
Hypothetical-C		$1,000.00	$1,017.85	$7.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2017. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class A, Class M, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of relatively higher other expenses due to asset levels or small average account sizes. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 1.40% through February 29, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

EME-SANN-0619
1.861975.110

Fidelity® International Value Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	23.3%
United Kingdom	18.1%
France	13.5%
Germany	9.2%
Switzerland	4.3%
Spain	4.0%
Italy	4.0%
Australia	3.6%
Netherlands	3.3%
Other*	16.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	98.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Total SA (France, Oil, Gas & Consumable Fuels)	3.0
BHP Billiton PLC (United Kingdom, Metals & Mining)	2.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.7
Banco Santander SA (Spain) (Spain, Banks)	2.1
Commonwealth Bank of Australia (Australia, Banks)	1.9
Sanofi SA (France, Pharmaceuticals)	1.9
VINCI SA (France, Construction & Engineering)	1.9
AXA SA (France, Insurance)	1.8
Enel SpA (Italy, Electric Utilities)	1.7
Lloyds Banking Group PLC (United Kingdom, Banks)	1.7
21.5

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	37.6
Industrials	10.7
Energy	10.6
Materials	8.8
Health Care	7.7
Information Technology	6.7
Consumer Discretionary	5.2
Communication Services	3.9
Consumer Staples	3.2
Real Estate	2.2

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 3.6%
Commonwealth Bank of Australia	174,642	$9,174,446
Insurance Australia Group Ltd.	638,866	3,548,904
Macquarie Group Ltd.	47,286	4,490,126

TOTAL AUSTRALIA		17,213,476

Austria - 0.8%
Erste Group Bank AG	99,900	4,000,108
Bailiwick of Jersey - 1.7%
Glencore Xstrata PLC	1,710,500	6,786,511
WPP PLC	123,000	1,534,769

TOTAL BAILIWICK OF JERSEY		8,321,280

Belgium - 1.1%
KBC Groep NV	73,625	5,451,786
Canada - 0.5%
Nutrien Ltd.	46,880	2,542,585
China - 0.7%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	279,000	3,377,202
Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	2,348	3,026,793
Finland - 1.8%
Nokia Corp.	762,100	4,004,539
Sampo Oyj (A Shares)	101,734	4,658,207

TOTAL FINLAND		8,662,746

France - 13.5%
Atos Origin SA (a)	21,971	2,261,705
AXA SA (a)	326,821	8,715,184
Bouygues SA	65,205	2,452,912
Capgemini SA	33,493	4,060,857
Natixis SA	618,800	3,642,354
Sanofi SA	103,079	8,993,571
Societe Generale Series A	104,100	3,301,167
SR Teleperformance SA	18,600	3,573,620
Total SA (a)	260,690	14,491,952
VINCI SA	88,800	8,968,467
Vivendi SA (a)	152,192	4,417,501

TOTAL FRANCE		64,879,290

Germany - 8.3%
Bayer AG	102,100	6,795,341
Brenntag AG	35,400	1,908,205
Continental AG	25,300	4,181,558
Hannover Reuck SE	36,600	5,517,195
HeidelbergCement Finance AG	51,400	4,150,817
Linde PLC	31,314	5,633,534
Rheinmetall AG	12,705	1,457,768
SAP SE	31,960	4,119,908
Vonovia SE	125,493	6,259,284

TOTAL GERMANY		40,023,610

Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	6,271,800	1,923,352
Ireland - 1.0%
CRH PLC	139,302	4,686,217
Italy - 4.0%
Assicurazioni Generali SpA	195,700	3,797,300
Enel SpA	1,279,700	8,103,270
Intesa Sanpaolo SpA	1,702,000	4,459,268
Mediobanca SpA	264,825	2,806,912

TOTAL ITALY		19,166,750

Japan - 23.3%
DENSO Corp.	83,400	3,633,379
Hitachi High-Technologies Corp.	46,600	2,070,739
Honda Motor Co. Ltd.	247,300	6,900,400
Hoya Corp.	64,200	4,503,999
Idemitsu Kosan Co. Ltd.	67,800	2,194,165
INPEX Corp.	211,900	2,056,321
Itochu Corp.	325,800	5,849,455
Japan Tobacco, Inc. (b)	155,300	3,588,614
Kao Corp.	46,800	3,595,023
Makita Corp.	67,700	2,461,376
Minebea Mitsumi, Inc.	238,500	4,217,828
Mitsubishi UFJ Financial Group, Inc.	1,462,200	7,254,744
Mitsui Fudosan Co. Ltd.	188,800	4,350,730
Nintendo Co. Ltd.	4,700	1,618,754
OBIC Co. Ltd.	41,600	4,802,514
Oracle Corp. Japan	37,400	2,554,998
ORIX Corp.	343,500	4,845,911
Recruit Holdings Co. Ltd.	93,100	2,782,260
Shin-Etsu Chemical Co. Ltd.	50,100	4,745,699
Shinsei Bank Ltd.	181,400	2,511,053
SoftBank Corp.	23,400	2,481,134
Sony Corp.	35,600	1,793,105
Sony Financial Holdings, Inc.	192,800	3,923,673
Subaru Corp.	102,900	2,513,034
Sumitomo Mitsui Financial Group, Inc.	183,500	6,669,534
Suzuki Motor Corp. (b)	35,200	1,600,503
T&D Holdings, Inc.	202,100	2,170,768
Taiheiyo Cement Corp. (b)	600	19,229
Takeda Pharmaceutical Co. Ltd.	155,251	5,729,030
Tokio Marine Holdings, Inc.	131,700	6,623,129
Tokyo Electron Ltd.	11,700	1,853,283

TOTAL JAPAN		111,914,384

Netherlands - 3.3%
AerCap Holdings NV (c)	57,500	2,854,300
ING Groep NV (Certificaten Van Aandelen)	433,190	5,527,517
Koninklijke Philips Electronics NV	83,804	3,598,856
Wolters Kluwer NV	53,155	3,707,088

TOTAL NETHERLANDS		15,687,761

Norway - 1.2%
Equinor ASA	262,776	5,861,667
Portugal - 0.6%
Galp Energia SGPS SA Class B	182,985	3,072,383
Singapore - 0.8%
United Overseas Bank Ltd.	179,400	3,670,835
Spain - 3.6%
Banco Santander SA (Spain)	2,033,050	10,287,433
CaixaBank SA	742,697	2,367,343
Cellnex Telecom SA (d)	60,400	1,857,558
Masmovil Ibercom SA (c)	83,388	1,827,537
Unicaja Banco SA (d)	1,031,900	1,185,156

TOTAL SPAIN		17,525,027

Sweden - 3.2%
Alfa Laval AB (a)	121,900	2,829,502
Investor AB (B Shares)	129,660	6,183,708
Swedbank AB (A Shares) (a)	121,742	1,989,170
Telefonaktiebolaget LM Ericsson (B Shares)	445,700	4,408,943

TOTAL SWEDEN		15,411,323

Switzerland - 4.3%
Credit Suisse Group AG	193,276	2,570,358
Swiss Life Holding AG	9,360	4,400,977
UBS Group AG	459,658	6,177,804
Zurich Insurance Group Ltd.	24,261	7,735,805

TOTAL SWITZERLAND		20,884,944

United Kingdom - 18.1%
AstraZeneca PLC (United Kingdom)	78,112	5,819,329
Aviva PLC	907,873	5,098,731
BHP Billiton PLC	567,165	13,387,689
BP PLC	1,772,024	12,885,633
British American Tobacco PLC (United Kingdom)	113,596	4,447,164
Bunzl PLC	101,111	3,044,387
Imperial Tobacco Group PLC	113,588	3,608,173
Informa PLC	346,764	3,522,484
ITV PLC	982,463	1,750,667
Lloyds Banking Group PLC	9,790,600	8,007,099
Micro Focus International PLC	114,405	2,890,890
Royal Dutch Shell PLC Class B sponsored ADR (a)	121,500	7,884,135
RSA Insurance Group PLC	444,610	3,142,361
Standard Chartered PLC (United Kingdom)	574,111	5,240,485
Standard Life PLC	1,125,263	4,092,419
The Weir Group PLC	109,752	2,375,020

TOTAL UNITED KINGDOM		87,196,666

United States of America - 0.6%
ConocoPhillips Co.	43,200	2,726,784
TOTAL COMMON STOCKS
(Cost $490,553,076)		467,226,969

Nonconvertible Preferred Stocks - 1.3%
Germany - 0.9%
Porsche Automobil Holding SE (Germany)	63,400	4,407,418
Spain - 0.4%
Grifols SA Class B	91,100	1,753,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,716,452)		6,161,210

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 2.49% (e)	4,452,666	4,453,556
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	18,145,894	18,147,709
TOTAL MONEY MARKET FUNDS
(Cost $22,601,265)		22,601,265
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $519,870,793)		495,989,444
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(14,669,606)
NET ASSETS - 100%		$481,319,838

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,042,714 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49,229
Fidelity Securities Lending Cash Central Fund	132,828
Total	$182,057

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$19,010,404	$8,958,246	$10,052,158	$--
Consumer Discretionary	25,029,397	11,928,474	13,100,923	--
Consumer Staples	15,238,974	7,203,196	8,035,778	--
Energy	51,173,040	23,795,455	27,377,585	--
Financials	180,539,524	110,360,292	70,179,232	--
Health Care	37,193,918	11,299,340	25,894,578	--
Industrials	51,508,981	36,684,219	14,824,762	--
Information Technology	33,028,376	20,494,986	12,533,390	--
Materials	41,952,281	12,346,165	29,606,116	--
Real Estate	10,610,014	10,610,014	--	--
Utilities	8,103,270	--	8,103,270	--
Money Market Funds	22,601,265	22,601,265	--	--
Total Investments in Securities:	$495,989,444	$276,281,652	$219,707,792	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,294,886) — See accompanying schedule: Unaffiliated issuers (cost $497,269,528)	$473,388,179
Fidelity Central Funds (cost $22,601,265)	22,601,265
Total Investment in Securities (cost $519,870,793)		$495,989,444
Foreign currency held at value (cost $74,689)		74,689
Receivable for investments sold
Regular delivery		36,455
Delayed delivery		851,951
Receivable for fund shares sold		356,190
Dividends receivable		4,936,698
Distributions receivable from Fidelity Central Funds		63,029
Prepaid expenses		230
Other receivables		26,652
Total assets		502,335,338
Liabilities
Payable for investments purchased	$1,680,726
Payable for fund shares redeemed	837,236
Accrued management fee	209,793
Distribution and service plan fees payable	6,581
Other affiliated payables	87,666
Other payables and accrued expenses	45,789
Collateral on securities loaned	18,147,709
Total liabilities		21,015,500
Net Assets		$481,319,838
Net Assets consist of:
Paid in capital		$529,071,648
Total distributable earnings (loss)		(47,751,810)
Net Assets		$481,319,838
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,913,813 ÷ 972,040 shares)		$8.14
Maximum offering price per share (100/94.25 of $8.14)		$8.64
Class M:
Net Asset Value and redemption price per share ($3,873,330 ÷ 475,806 shares)		$8.14
Maximum offering price per share (100/96.50 of $8.14)		$8.44
Class C:
Net Asset Value and offering price per share ($3,918,424 ÷ 481,123 shares)(a)		$8.14
International Value:
Net Asset Value, offering price and redemption price per share ($456,792,331 ÷ 56,191,180 shares)		$8.13
Class I:
Net Asset Value, offering price and redemption price per share ($8,660,792 ÷ 1,063,727 shares)		$8.14
Class Z:
Net Asset Value, offering price and redemption price per share ($161,148 ÷ 19,825 shares)		$8.13

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$10,193,130
Income from Fidelity Central Funds		182,057
Income before foreign taxes withheld		10,375,187
Less foreign taxes withheld		(700,974)
Total income		9,674,213
Expenses
Management fee
Basic fee	$1,558,563
Performance adjustment	(402,065)
Transfer agent fees	382,579
Distribution and service plan fees	41,092
Accounting and security lending fees	118,410
Custodian fees and expenses	35,530
Independent trustees' fees and expenses	1,258
Registration fees	95,293
Audit	32,947
Legal	654
Miscellaneous	1,437
Total expenses before reductions	1,865,698
Expense reductions	(46,694)
Total expenses after reductions		1,819,004
Net investment income (loss)		7,855,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,742,554)
Fidelity Central Funds	(987)
Foreign currency transactions	5,775
Total net realized gain (loss)		(9,737,766)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	16,702,387
Fidelity Central Funds	474
Assets and liabilities in foreign currencies	(6,167)
Total change in net unrealized appreciation (depreciation)		16,696,694
Net gain (loss)		6,958,928
Net increase (decrease) in net assets resulting from operations		$14,814,137

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,855,209	$13,690,019
Net realized gain (loss)	(9,737,766)	17,670,754
Change in net unrealized appreciation (depreciation)	16,696,694	(75,956,079)
Net increase (decrease) in net assets resulting from operations	14,814,137	(44,595,306)
Distributions to shareholders	(13,674,095)	(8,990,094)
Share transactions - net increase (decrease)	23,146,289	127,811,807
Redemption fees	–	12,452
Total increase (decrease) in net assets	24,286,331	74,238,859
Net Assets
Beginning of period	457,033,507	382,794,648
End of period	$481,319,838	$457,033,507

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Value Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.13	$9.08	$7.78	$8.27	$8.62	$8.96
Income from Investment Operations
Net investment income (loss)A	.12	.21	.17	.17	.13	.31B
Net realized and unrealized gain (loss)	.10	(1.04)	1.31	(.57)	(.20)	(.47)
Total from investment operations	.22	(.83)	1.48	(.40)	(.07)	(.16)
Distributions from net investment income	(.21)	(.10)	(.17)	(.09)	(.28)	(.17)
Distributions from net realized gain	–	(.01)	(.01)	–	–	(.01)
Total distributions	(.21)	(.12)C	(.18)	(.09)	(.28)	(.18)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$8.14	$8.13	$9.08	$7.78	$8.27	$8.62
Total ReturnE,F,G	2.99%	(9.30)%	19.36%	(4.91)%	(.81)%	(1.76)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	1.23%	1.33%	1.40%	1.37%	1.32%
Expenses net of fee waivers, if any	1.13%J	1.23%	1.33%	1.40%	1.37%	1.32%
Expenses net of all reductions	1.12%J	1.21%	1.32%	1.39%	1.36%	1.32%
Net investment income (loss)	3.15%J	2.36%	2.01%	2.19%	1.58%	3.44%B
Supplemental Data
Net assets, end of period (000 omitted)	$7,914	$7,887	$8,151	$7,717	$8,956	$6,296
Portfolio turnover rateK	44%J	55%	50%	47%	44%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.90%.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.11	$9.06	$7.76	$8.25	$8.60	$8.94
Income from Investment Operations
Net investment income (loss)A	.11	.18	.14	.15	.11	.28B
Net realized and unrealized gain (loss)	.10	(1.04)	1.31	(.58)	(.20)	(.46)
Total from investment operations	.21	(.86)	1.45	(.43)	(.09)	(.18)
Distributions from net investment income	(.18)	(.08)	(.14)	(.06)	(.26)	(.15)
Distributions from net realized gain	–	(.01)	(.01)	–	–	(.01)
Total distributions	(.18)	(.09)	(.15)	(.06)	(.26)	(.16)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$8.14	$8.11	$9.06	$7.76	$8.25	$8.60
Total ReturnD,E,F	2.85%	(9.59)%	19.04%	(5.24)%	(1.09)%	(1.99)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.45%I	1.56%	1.64%	1.70%	1.66%	1.59%
Expenses net of fee waivers, if any	1.44%I	1.55%	1.64%	1.70%	1.66%	1.59%
Expenses net of all reductions	1.43%I	1.54%	1.63%	1.69%	1.65%	1.59%
Net investment income (loss)	2.84%I	2.04%	1.70%	1.89%	1.29%	3.17%B
Supplemental Data
Net assets, end of period (000 omitted)	$3,873	$3,920	$4,181	$3,703	$4,086	$3,604
Portfolio turnover rateJ	44%I	55%	50%	47%	44%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.08	$9.04	$7.75	$8.23	$8.59	$8.93
Income from Investment Operations
Net investment income (loss)A	.09	.14	.10	.11	.07	.24B
Net realized and unrealized gain (loss)	.10	(1.04)	1.31	(.57)	(.20)	(.45)
Total from investment operations	.19	(.90)	1.41	(.46)	(.13)	(.21)
Distributions from net investment income	(.13)	(.04)	(.11)	(.02)	(.23)	(.11)
Distributions from net realized gain	–	(.01)	(.01)	–	–	(.01)
Total distributions	(.13)	(.06)C	(.12)	(.02)	(.23)	(.13)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$8.14	$8.08	$9.04	$7.75	$8.23	$8.59
Total ReturnF,G,H	2.52%	(10.06)%	18.41%	(5.61)%	(1.58)%	(2.43)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.94%K	2.04%	2.12%	2.17%	2.15%	2.07%
Expenses net of fee waivers, if any	1.94%K	2.04%	2.12%	2.17%	2.14%	2.07%
Expenses net of all reductions	1.92%K	2.02%	2.11%	2.17%	2.14%	2.07%
Net investment income (loss)	2.35%K	1.55%	1.22%	1.42%	.81%	2.69%B
Supplemental Data
Net assets, end of period (000 omitted)	$3,918	$5,339	$5,171	$4,168	$4,502	$3,647
Portfolio turnover rateL	44%K	55%	50%	47%	44%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Total distributions of $.06 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.014 per share.

 D Total distributions of $.13 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.014 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.14	$9.09	$7.79	$8.29	$8.64	$8.97
Income from Investment Operations
Net investment income (loss)A	.14	.24	.20	.20	.16	.34B
Net realized and unrealized gain (loss)	.09	(1.04)	1.31	(.58)	(.19)	(.46)
Total from investment operations	.23	(.80)	1.51	(.38)	(.03)	(.12)
Distributions from net investment income	(.24)	(.14)	(.20)	(.12)	(.32)	(.20)
Distributions from net realized gain	–	(.01)	(.01)	–	–	(.01)
Total distributions	(.24)	(.15)	(.21)	(.12)	(.32)	(.21)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$8.13	$8.14	$9.09	$7.79	$8.29	$8.64
Total ReturnD,E	3.13%	(8.95)%	19.83%	(4.69)%	(.41)%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.89%	.97%	1.03%	1.02%	.96%
Expenses net of fee waivers, if any	.79%H	.89%	.97%	1.03%	1.02%	.96%
Expenses net of all reductions	.78%H	.87%	.96%	1.03%	1.01%	.95%
Net investment income (loss)	3.49%H	2.70%	2.36%	2.56%	1.93%	3.80%B
Supplemental Data
Net assets, end of period (000 omitted)	$456,792	$433,015	$359,770	$309,199	$267,567	$192,789
Portfolio turnover rateI	44%H	55%	50%	47%	44%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.15	$9.10	$7.80	$8.29	$8.65	$8.98
Income from Investment Operations
Net investment income (loss)A	.13	.23	.19	.19	.15	.33B
Net realized and unrealized gain (loss)	.10	(1.04)	1.31	(.58)	(.19)	(.45)
Total from investment operations	.23	(.81)	1.50	(.39)	(.04)	(.12)
Distributions from net investment income	(.24)	(.13)	(.19)	(.10)	(.32)	(.19)
Distributions from net realized gain	–	(.01)	(.01)	–	–	(.01)
Total distributions	(.24)	(.14)	(.20)	(.10)	(.32)	(.21)C
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$8.14	$8.15	$9.10	$7.80	$8.29	$8.65
Total ReturnE,F	3.05%	(9.04)%	19.68%	(4.81)%	(.53)%	(1.41)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.88%I	.97%	1.10%	1.17%	1.14%	1.05%
Expenses net of fee waivers, if any	.87%I	.97%	1.10%	1.17%	1.14%	1.05%
Expenses net of all reductions	.86%I	.95%	1.09%	1.16%	1.13%	1.04%
Net investment income (loss)	3.42%I	2.62%	2.23%	2.42%	1.81%	3.71%B
Supplemental Data
Net assets, end of period (000 omitted)	$8,661	$6,779	$5,523	$1,955	$1,969	$1,310
Portfolio turnover rateJ	44%I	55%	50%	47%	44%	69%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.18%.

 C Total distributions of $.21 per share is comprised of distributions from net investment income of $.191 and distributions from net realized gain of $.014 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.14	$8.81
Income from Investment Operations
Net investment income (loss)B	.14	.01
Net realized and unrealized gain (loss)	.11	(.68)
Total from investment operations	.25	(.67)
Distributions from net investment income	(.26)	–
Distributions from net realized gain	–	–
Total distributions	(.26)	–
Net asset value, end of period	$8.13	$8.14
Total ReturnC,D	3.32%	(7.60)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.84%G
Expenses net of fee waivers, if any	.68%G	.84%G
Expenses net of all reductions	.66%G	.82%G
Net investment income (loss)	3.61%G	1.58%G
Supplemental Data
Net assets, end of period (000 omitted)	$161	$92
Portfolio turnover rateH	44%G	55%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), expiring capital loss carryforwards, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$29,462,214
Gross unrealized depreciation	(54,825,104)
Net unrealized appreciation (depreciation)	$(25,362,890)
Tax cost	$521,352,334

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(19,448,816)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $114,799,865 and $99,351,444, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$9,474	$790
Class M	.25%	.25%	9,290	145
Class C	.75%	.25%	22,328	2,587
			$41,092	$3,522

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,906
Class M	595
Class C(a)	358
$2,859

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$9,676.25
Class M	5,855.31
Class C	6,858.31
International Value	350,890.16
Class I	9,259.24
Class Z	41.05
	$382,579

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $94 for the period.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $645 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $132,828. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29,794 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $900 and a portion of class-level operating expenses as follows:

Amount
Class A	$260
Class M	131
Class C	158
International Value	15,161
Class I	285
Class Z	5
$16,000

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$203,466	$103,389
Class M	86,532	41,092
Class C	78,779	32,748
International Value	13,098,896	8,724,460
Class I	198,775	88,405
Class Z	7,647	–
Total	$13,674,095	$8,990,094

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	124,862	286,375	$966,800	$2,567,358
Reinvestment of distributions	26,837	11,240	199,932	100,489
Shares redeemed	(149,822)	(224,999)	(1,161,547)	(2,007,679)
Net increase (decrease)	1,877	72,616	$5,185	$660,168
Class M
Shares sold	54,607	84,749	$424,981	$765,119
Reinvestment of distributions	11,597	4,596	86,515	41,092
Shares redeemed	(73,718)	(67,389)	(576,307)	(604,451)
Net increase (decrease)	(7,514)	21,956	$(64,811)	$201,760
Class C
Shares sold	27,792	224,225	$219,911	$2,034,976
Reinvestment of distributions	10,495	3,587	78,501	32,067
Shares redeemed	(218,081)	(139,088)	(1,725,521)	(1,223,224)
Net increase (decrease)	(179,794)	88,724	$(1,427,109)	$843,819
International Value
Shares sold	5,795,530	22,242,584	$45,150,126	$201,187,963
Reinvestment of distributions	901,853	477,419	6,700,770	4,258,580
Shares redeemed	(3,734,269)	(9,065,603)	(28,986,064)	(81,505,210)
Net increase (decrease)	2,963,114	13,654,400	$22,864,832	$123,941,333
Class I
Shares sold	482,768	519,858	$3,683,247	$4,669,763
Reinvestment of distributions	24,905	9,287	185,542	82,930
Shares redeemed	(276,218)	(303,812)	(2,171,616)	(2,687,966)
Net increase (decrease)	231,455	225,333	$1,697,173	$2,064,727
Class Z
Shares sold	30,139	11,351	$236,231	$100,000
Reinvestment of distributions	1,029	–	7,647	–
Shares redeemed	(22,694)	–	(172,859)	–
Net increase (decrease)	8,474	11,351	$71,019	$100,000

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund, VIP FundsManager 50% Portfolio and VIP FundsManager 60% Portfolio were the owners of record of approximately 43%, 11% and 13%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 75% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.13%
Actual		$1,000.00	$1,029.90	$5.69
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Class M	1.44%
Actual		$1,000.00	$1,028.50	$7.24
Hypothetical-C		$1,000.00	$1,017.65	$7.20
Class C	1.94%
Actual		$1,000.00	$1,025.20	$9.74
Hypothetical-C		$1,000.00	$1,015.17	$9.69
International Value	.79%
Actual		$1,000.00	$1,031.30	$3.98
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class I	.87%
Actual		$1,000.00	$1,030.50	$4.38
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Class Z	.68%
Actual		$1,000.00	$1,033.20	$3.43
Hypothetical-C		$1,000.00	$1,021.42	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recentone-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity International Value Fund

2018 Total Return % vs. Morningstar Foreign Large Value and MSCI EAFE Val (Net MA):

75% beaten
25% beaten
Benchmark
Retail Class
Class C
7.00
6.00
5.00
4.00
3.00
2.00
1.00
0.00
5.53
4.52
1.92
1.97
0.74
1 Year
15.0
10.0
5.0
0.0
13.8
11.0
6.9
7.2
3.2
3 Year
35.0
30.0
25.0
20.0
15.0
32.3
31.3
23.6
23.4
16.7
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	20%	18%	20%
Class A	17%	14%	15%
Class C	12%	10%	11%
Class I	19%	17%	19%
Class M	15%	14%	13%

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity International Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and the retail class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class M, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the competitive median for the 12-month period ended June 30, 2018. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.45%, 1.70%, 2.20%, 1.20%, 1.05%, and 1.20% through February 28, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

FIV-SANN-0619
1.827485.112

Fidelity® Global Commodity Stock Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nutrien Ltd.	5.8
Rio Tinto PLC	5.5
Exxon Mobil Corp.	4.7
Archer Daniels Midland Co.	4.2
Chevron Corp.	4.2
BHP Billiton Ltd.	3.8
Royal Dutch Shell PLC Class A (United Kingdom)	3.7
UPM-Kymmene Corp.	3.3
Total SA	3.2
CF Industries Holdings, Inc.	3.0
41.4

Top Sectors (% of fund's net assets)

As of April 30, 2019
Metals	35.3%
Energy	33.0%
Agriculture	27.8%
Other	2.5%
Short-Term Investments and Net Other Assets	1.4%

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Chemicals - 12.7%
Fertilizers & Agricultural Chemicals - 12.7%
CF Industries Holdings, Inc.	370,060	$16,571,287
FMC Corp.	122,200	9,661,132
Israel Chemicals Ltd.	598,600	3,169,396
Nutrien Ltd.	586,983	31,835,622
The Mosaic Co.	308,561	8,056,528
		69,293,965
Construction Materials - 1.3%
Construction Materials - 1.3%
Eagle Materials, Inc.	75,500	6,863,705
Containers & Packaging - 1.3%
Metal & Glass Containers - 1.3%
Crown Holdings, Inc. (a)	123,400	7,173,242
Food Products - 6.4%
Agricultural Products - 6.4%
Archer Daniels Midland Co.	513,700	22,911,020
Bunge Ltd.	171,000	8,962,110
Darling International, Inc. (a)	127,200	2,774,232
		34,647,362
Metals & Mining - 35.1%
Copper - 2.7%
Antofagasta PLC	272,200	3,222,935
First Quantum Minerals Ltd.	405,324	4,281,059
Freeport-McMoRan, Inc.	412,600	5,079,106
Lundin Mining Corp.	388,200	2,083,420
		14,666,520
Diversified Metals & Mining - 17.8%
Alcoa Corp. (a)	120,600	3,217,608
Anglo American PLC (United Kingdom)	439,851	11,364,631
BHP Billiton Ltd.	785,897	20,796,674
BHP Billiton PLC	684,844	16,165,452
Boliden AB	80,700	2,401,626
Grupo Mexico SA de CV Series B	742,620	2,177,592
Ivanhoe Mines Ltd. (a)	767,900	1,868,593
MMC Norilsk Nickel PJSC	23,600	5,234,934
MMC Norilsk Nickel PJSC sponsored ADR	55,400	1,229,880
Rio Tinto PLC	515,921	30,098,351
South32 Ltd.	1,141,097	2,686,751
		97,242,092
Gold - 5.0%
Agnico Eagle Mines Ltd. (Canada)	92,900	3,847,199
Barrick Gold Corp. (Canada)	553,447	7,035,308
Franco-Nevada Corp.	65,871	4,719,681
Kirkland Lake Gold Ltd.	39,000	1,260,797
Newcrest Mining Ltd.	234,152	4,128,287
Newmont Goldcorp Corp.	194,700	6,047,382
		27,038,654
Precious Metals & Minerals - 0.6%
Alrosa Co. Ltd.	2,263,900	3,299,407
Silver - 0.8%
Wheaton Precious Metals Corp.	199,900	4,324,179
Steel - 8.2%
Allegheny Technologies, Inc. (a)	113,300	2,823,436
ArcelorMittal SA Class A unit (b)	249,902	5,457,860
Fortescue Metals Group Ltd.	1,058,792	5,336,727
Hyundai Steel Co.	27,439	1,091,422
JFE Holdings, Inc.	188,000	3,215,046
Nippon Steel & Sumitomo Metal Corp.	141,700	2,519,295
Nucor Corp.	116,792	6,665,319
POSCO	23,004	5,053,108
Steel Dynamics, Inc.	137,600	4,359,168
Tata Steel Ltd.	80,000	640,028
Thyssenkrupp AG	93,500	1,314,540
Vale SA	421,400	5,384,239
Voestalpine AG	30,700	985,820
		44,846,008

TOTAL METALS & MINING		191,416,860

Oil, Gas & Consumable Fuels - 31.9%
Integrated Oil & Gas - 23.4%
BP PLC	2,264,432	16,466,278
Chevron Corp.	189,200	22,715,352
Equinor ASA	151,300	3,375,005
Exxon Mobil Corp.	321,200	25,785,936
Gazprom OAO	1,429,600	3,632,941
Lukoil PJSC sponsored ADR	57,100	4,840,938
Occidental Petroleum Corp.	66,900	3,939,072
Royal Dutch Shell PLC:
Class A (United Kingdom)	626,524	19,961,945
Class B (United Kingdom)	58,582	1,890,638
Suncor Energy, Inc.	225,832	7,447,382
Total SA (b)	318,981	17,732,393
		127,787,880
Oil & Gas Exploration & Production - 8.3%
Cabot Oil & Gas Corp.	96,600	2,500,974
Canadian Natural Resources Ltd.	92,500	2,777,002
CNOOC Ltd. sponsored ADR (b)	22,300	4,051,464
Concho Resources, Inc.	30,800	3,553,704
ConocoPhillips Co.	162,800	10,275,936
Devon Energy Corp.	43,500	1,398,090
Diamondback Energy, Inc.	28,400	3,021,476
EOG Resources, Inc.	28,100	2,699,005
Hess Corp.	20,400	1,308,048
Lundin Petroleum AB	49,300	1,605,515
Noble Energy, Inc.	88,600	2,397,516
NOVATEK OAO GDR (Reg. S)	6,600	1,271,820
Pioneer Natural Resources Co.	49,210	8,191,497
		45,052,047
Oil & Gas Refining & Marketing - 0.2%
Neste Oyj	31,000	1,023,617

TOTAL OIL, GAS & CONSUMABLE FUELS		173,863,544

Paper & Forest Products - 8.7%
Forest Products - 0.5%
Quintis Ltd. (a)(c)	413,280	3
Svenska Cellulosa AB (SCA) (B Shares)	293,200	2,559,593
		2,559,596
Paper Products - 8.2%
Mondi PLC	269,500	5,905,748
Nine Dragons Paper (Holdings) Ltd.	2,600,000	2,402,866
Oji Holdings Corp.	406,000	2,427,362
Sappi Ltd.	352,406	1,679,625
Stora Enso Oyj (R Shares)	618,100	7,670,933
Suzano Papel e Celulose SA	632,445	6,569,454
UPM-Kymmene Corp. (b)	640,400	18,035,826
		44,691,814

TOTAL PAPER & FOREST PRODUCTS		47,251,410

TOTAL COMMON STOCKS
(Cost $585,808,902)		530,510,088

Nonconvertible Preferred Stocks - 1.2%
Metals & Mining - 0.2%
Steel - 0.2%
Gerdau SA sponsored ADR (b)	268,600	961,588
Oil, Gas & Consumable Fuels - 1.0%
Integrated Oil & Gas - 1.0%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	404,300	5,579,340
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,906,131)		6,540,928

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.49% (d)	1,077,241	1,077,457
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	4,327,516	4,327,949
TOTAL MONEY MARKET FUNDS
(Cost $5,405,620)		5,405,406
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $597,120,653)		542,456,422
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,054,587
NET ASSETS - 100%		$544,511,009

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,580
Fidelity Securities Lending Cash Central Fund	140,058
Total	$258,638

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$530,510,088	$392,145,571	$138,364,514	$3
Nonconvertible Preferred Stocks	6,540,928	6,540,928	--	--
Money Market Funds	5,405,406	5,405,406	--	--
Total Investments in Securities:	$542,456,422	$404,091,905	$138,364,514	$3

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	36.3%
United Kingdom	19.3%
Canada	13.1%
Australia	6.1%
Finland	4.9%
Russia	3.6%
Brazil	3.4%
France	3.2%
Bermuda	2.1%
Japan	1.6%
Sweden	1.2%
Korea (South)	1.1%
Luxembourg	1.0%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,123,286) — See accompanying schedule: Unaffiliated issuers (cost $591,715,033)	$537,051,016
Fidelity Central Funds (cost $5,405,620)	5,405,406
Total Investment in Securities (cost $597,120,653)		$542,456,422
Foreign currency held at value (cost $71,835)		71,835
Receivable for investments sold		7,389,767
Receivable for fund shares sold		149,061
Dividends receivable		1,177,738
Distributions receivable from Fidelity Central Funds		67,902
Prepaid expenses		301
Other receivables		29,725
Total assets		551,342,751
Liabilities
Payable for investments purchased	$1,037,538
Payable for fund shares redeemed	943,286
Accrued management fee	322,998
Distribution and service plan fees payable	18,870
Other affiliated payables	143,553
Other payables and accrued expenses	37,765
Collateral on securities loaned	4,327,732
Total liabilities		6,831,742
Net Assets		$544,511,009
Net Assets consist of:
Paid in capital		$659,945,411
Total distributable earnings (loss)		(115,434,402)
Net Assets		$544,511,009
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($27,591,840 ÷ 2,222,849 shares)		$12.41
Maximum offering price per share (100/94.25 of $12.41)		$13.17
Class M:
Net Asset Value and redemption price per share ($6,251,313 ÷ 504,005 shares)		$12.40
Maximum offering price per share (100/96.50 of $12.40)		$12.85
Class C:
Net Asset Value and offering price per share ($11,960,427 ÷ 972,381 shares)(a)		$12.30
Global Commodity Stock:
Net Asset Value, offering price and redemption price per share ($375,443,139 ÷ 30,258,923 shares)		$12.41
Class I:
Net Asset Value, offering price and redemption price per share ($113,562,995 ÷ 9,151,518 shares)		$12.41
Class Z:
Net Asset Value, offering price and redemption price per share ($9,701,295 ÷ 782,371 shares)		$12.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$12,612,329
Income from Fidelity Central Funds		258,638
Income before foreign taxes withheld		12,870,967
Less foreign taxes withheld		(678,095)
Total income		12,192,872
Expenses
Management fee	$1,883,159
Transfer agent fees	701,495
Distribution and service plan fees	141,728
Accounting and security lending fees	140,252
Custodian fees and expenses	18,113
Independent trustees' fees and expenses	1,537
Registration fees	104,762
Audit	38,861
Legal	799
Miscellaneous	1,806
Total expenses before reductions	3,032,512
Expense reductions	(31,027)
Total expenses after reductions		3,001,485
Net investment income (loss)		9,191,387
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(33,793,572)
Fidelity Central Funds	(155)
Foreign currency transactions	11,641
Total net realized gain (loss)		(33,782,086)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	34,492,068
Fidelity Central Funds	62
Assets and liabilities in foreign currencies	(3,495)
Total change in net unrealized appreciation (depreciation)		34,488,635
Net gain (loss)		706,549
Net increase (decrease) in net assets resulting from operations		$9,897,936

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,191,387	$10,318,695
Net realized gain (loss)	(33,782,086)	33,085,884
Change in net unrealized appreciation (depreciation)	34,488,635	(46,889,653)
Net increase (decrease) in net assets resulting from operations	9,897,936	(3,485,074)
Distributions to shareholders	(11,167,623)	(7,402,151)
Share transactions - net increase (decrease)	(2,132,980)	129,504,630
Redemption fees	–	181
Total increase (decrease) in net assets	(3,402,667)	118,617,586
Net Assets
Beginning of period	547,913,676	429,296,090
End of period	$544,511,009	$547,913,676

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$12.56	$10.73	$10.05	$13.25	$14.17
Income from Investment Operations
Net investment income (loss)A	.19	.21	.12	.11	.22	.15
Net realized and unrealized gain (loss)	.02	(.22)	1.86	.79	(3.25)	(.91)
Total from investment operations	.21	(.01)	1.98	.90	(3.03)	(.76)
Distributions from net investment income	(.20)	(.09)	(.08)	(.21)	(.14)	(.15)
Distributions from net realized gain	(.02)	(.05)	(.07)	(.01)	(.03)	(.01)
Total distributions	(.22)	(.13)B	(.15)	(.22)	(.17)	(.16)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$12.41	$12.42	$12.56	$10.73	$10.05	$13.25
Total ReturnD,E,F	1.78%	(.05)%	18.53%	9.29%	(23.16)%	(5.41)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.30%I	1.28%	1.33%	1.38%	1.34%	1.35%
Expenses net of fee waivers, if any	1.30%I	1.28%	1.33%	1.38%	1.34%	1.35%
Expenses net of all reductions	1.29%I	1.27%	1.32%	1.37%	1.34%	1.35%
Net investment income (loss)	3.17%I	1.55%	1.07%	1.18%	1.85%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$27,592	$27,258	$29,920	$34,791	$31,391	$51,586
Portfolio turnover rateJ	73%I	70%	81%	85%	77%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.39	$12.53	$10.72	$10.02	$13.21	$14.13
Income from Investment Operations
Net investment income (loss)A	.17	.16	.09	.09	.19	.11
Net realized and unrealized gain (loss)	.02	(.20)	1.84	.79	(3.25)	(.90)
Total from investment operations	.19	(.04)	1.93	.88	(3.06)	(.79)
Distributions from net investment income	(.16)	(.06)	(.05)	(.17)	(.10)	(.11)
Distributions from net realized gain	(.02)	(.05)	(.07)	(.01)	(.03)	(.01)
Total distributions	(.18)	(.10)B	(.12)	(.18)	(.13)	(.13)C
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$12.40	$12.39	$12.53	$10.72	$10.02	$13.21
Total ReturnE,F,G	1.60%	(.30)%	18.09%	9.08%	(23.40)%	(5.65)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.61%J	1.59%	1.62%	1.65%	1.63%	1.62%
Expenses net of fee waivers, if any	1.61%J	1.59%	1.62%	1.65%	1.63%	1.62%
Expenses net of all reductions	1.60%J	1.58%	1.61%	1.64%	1.62%	1.62%
Net investment income (loss)	2.86%J	1.24%	.78%	.90%	1.57%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$6,251	$7,200	$6,876	$6,068	$6,335	$9,867
Portfolio turnover rateK	73%J	70%	81%	85%	77%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.10 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.047 per share.

 C Total distributions of $.13 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.013 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.26	$12.39	$10.61	$9.92	$13.06	$13.96
Income from Investment Operations
Net investment income (loss)A	.15	.11	.04	.04	.13	.04
Net realized and unrealized gain (loss)	.01	(.19)	1.82	.78	(3.22)	(.89)
Total from investment operations	.16	(.08)	1.86	.82	(3.09)	(.85)
Distributions from net investment income	(.11)	–	(.01)	(.12)	(.03)	(.03)
Distributions from net realized gain	(.02)	(.05)	(.07)	(.01)	(.03)	(.01)
Total distributions	(.12)B	(.05)	(.08)	(.13)	(.05)C	(.05)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$12.30	$12.26	$12.39	$10.61	$9.92	$13.06
Total ReturnF,G,H	1.40%	(.67)%	17.59%	8.46%	(23.74)%	(6.13)%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.03%K	2.00%	2.07%	2.13%	2.12%	2.11%
Expenses net of fee waivers, if any	2.02%K	1.99%	2.07%	2.13%	2.12%	2.11%
Expenses net of all reductions	2.02%K	1.98%	2.06%	2.12%	2.11%	2.11%
Net investment income (loss)	2.44%K	.84%	.33%	.43%	1.08%	.29%
Supplemental Data
Net assets, end of period (000 omitted)	$11,960	$20,793	$14,289	$12,620	$11,274	$17,659
Portfolio turnover rateL	73%K	70%	81%	85%	77%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.12 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.018 per share.

 C Total distributions of $.05 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.026 per share.

 D Total distributions of $.05 per share is comprised of distributions from net investment income of $.033 and distributions from net realized gain of $.013 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$12.59	$10.77	$10.09	$13.31	$14.24
Income from Investment Operations
Net investment income (loss)A	.21	.23	.15	.14	.25	.19
Net realized and unrealized gain (loss)	.01	(.20)	1.84	.79	(3.27)	(.92)
Total from investment operations	.22	.03	1.99	.93	(3.02)	(.73)
Distributions from net investment income	(.23)	(.13)	(.11)	(.24)	(.18)	(.19)
Distributions from net realized gain	(.02)	(.05)	(.07)	(.01)	(.03)	(.01)
Total distributions	(.25)	(.18)	(.17)B	(.25)	(.20)C	(.20)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$12.41	$12.44	$12.59	$10.77	$10.09	$13.31
Total ReturnE,F	1.90%	.23%	18.65%	9.62%	(22.97)%	(5.16)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.10%I	1.08%	1.10%	1.13%	1.12%	1.11%
Expenses net of fee waivers, if any	1.09%I	1.08%	1.10%	1.13%	1.12%	1.11%
Expenses net of all reductions	1.09%I	1.06%	1.09%	1.12%	1.11%	1.11%
Net investment income (loss)	3.37%I	1.75%	1.30%	1.43%	2.08%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$375,443	$369,563	$264,557	$228,982	$156,320	$223,084
Portfolio turnover rateJ	73%I	70%	81%	85%	77%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.068 per share.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.026 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.45	$12.60	$10.76	$10.09	$13.31	$14.24
Income from Investment Operations
Net investment income (loss)A	.22	.25	.17	.16	.25	.19
Net realized and unrealized gain (loss)	.01	(.21)	1.86	.77	(3.26)	(.92)
Total from investment operations	.23	.04	2.03	.93	(3.01)	(.73)
Distributions from net investment income	(.25)	(.14)	(.12)	(.25)	(.19)	(.19)
Distributions from net realized gain	(.02)	(.05)	(.07)	(.01)	(.03)	(.01)
Total distributions	(.27)	(.19)	(.19)	(.26)	(.21)B	(.20)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$12.41	$12.45	$12.60	$10.76	$10.09	$13.31
Total ReturnD,E	2.00%	.30%	18.99%	9.63%	(22.93)%	(5.16)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.93%	.96%	1.01%	1.09%	1.06%
Expenses net of fee waivers, if any	.93%H	.93%	.95%	1.01%	1.08%	1.06%
Expenses net of all reductions	.93%H	.91%	.94%	1.00%	1.08%	1.06%
Net investment income (loss)	3.53%H	1.90%	1.45%	1.55%	2.11%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$113,563	$117,981	$113,655	$70,068	$24,841	$23,840
Portfolio turnover rateI	73%H	70%	81%	85%	77%	75%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.026 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.46	$13.84
Income from Investment Operations
Net investment income (loss)B	.22	(.01)
Net realized and unrealized gain (loss)	.01	(1.37)
Total from investment operations	.23	(1.38)
Distributions from net investment income	(.27)	–
Distributions from net realized gain	(.02)	–
Total distributions	(.29)	–
Net asset value, end of period	$12.40	$12.46
Total ReturnC,D	2.00%	(9.97)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.89%G
Expenses net of fee waivers, if any	.84%G	.89%G
Expenses net of all reductions	.84%G	.87%G
Net investment income (loss)	3.62%G	(.70)%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,701	$5,118
Portfolio turnover rateH	73%G	70%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Commodity Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$19,879,745
Gross unrealized depreciation	(79,286,364)
Net unrealized appreciation (depreciation)	$(59,406,619)
Tax cost	$601,863,041

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(6,952,413)
No expiration
Long-term	(20,359,394)
Total capital loss carryforward	$(27,311,807)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $194,440,279 and $200,352,907, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$33,820	$854
Class M	.25%	.25%	16,692	196
Class C	.75%	.25%	91,216	7,492
			$141,728	$8,542

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,460
Class M	458
Class C(a)	877
$4,795

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$34,243.25
Class M	10,447.31
Class C	20,592.23
Global Commodity Stock	557,370.30
Class I	76,907.14
Class Z	1,936.05
	$701,495

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,888 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $786 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $140,058, including $290 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,950 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,076 and a portion of class-level operating expenses as follows:

Amount
Class A	$782
Class M	193
Class C	571
Global Commodity Stock	10,955
Class I	3,278
Class Z	222
$16,001

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$483,346	$309,556
Class M	100,322	55,615
Class C	200,915	53,428
Global Commodity Stock	7,706,193	5,313,895
Class I	2,518,989	1,669,657
Class Z	157,858	–
Total	$11,167,623	$7,402,151

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	455,538	961,117	$5,590,636	$12,976,845
Reinvestment of distributions	41,258	24,771	479,423	306,172
Shares redeemed	(468,584)	(1,173,857)	(5,751,112)	(15,724,822)
Net increase (decrease)	28,212	(187,969)	$318,947	$(2,441,805)
Class M
Shares sold	40,226	228,243	$481,010	$3,056,866
Reinvestment of distributions	8,615	4,488	100,105	55,468
Shares redeemed	(126,059)	(200,167)	(1,519,937)	(2,622,769)
Net increase (decrease)	(77,218)	32,564	$(938,822)	$489,565
Class C
Shares sold	110,711	880,029	$1,335,636	$11,853,888
Reinvestment of distributions	17,161	4,237	198,038	52,034
Shares redeemed	(852,022)	(340,536)	(10,405,334)	(4,503,052)
Net increase (decrease)	(724,150)	543,730	$(8,871,660)	$7,402,870
Global Commodity Stock
Shares sold	4,123,216	17,721,753	$49,701,092	$231,763,153
Reinvestment of distributions	615,573	414,534	7,140,644	5,123,639
Shares redeemed	(4,192,945)	(9,429,371)	(50,213,919)	(125,657,701)
Net increase (decrease)	545,844	8,706,916	$6,627,817	$111,229,091
Class I
Shares sold	1,279,480	3,453,489	$15,239,003	$46,712,238
Reinvestment of distributions	137,668	65,617	1,596,951	810,368
Shares redeemed	(1,741,689)	(3,065,738)	(20,544,213)	(39,890,323)
Net increase (decrease)	(324,541)	453,368	$(3,708,259)	$7,632,283
Class Z
Shares sold	851,853	412,977	$10,389,308	$5,219,125
Reinvestment of distributions	5,496	–	63,640	–
Shares redeemed	(485,817)	(2,138)	(6,013,951)	(26,499)
Net increase (decrease)	371,532	410,839	$4,438,997	$5,192,626

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio was the owner of record of approximately 10% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 26% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.30%
Actual		$1,000.00	$1,017.80	$6.50
Hypothetical-C		$1,000.00	$1,018.35	$6.51
Class M	1.61%
Actual		$1,000.00	$1,016.00	$8.05
Hypothetical-C		$1,000.00	$1,016.81	$8.05
Class C	2.02%
Actual		$1,000.00	$1,014.00	$10.09
Hypothetical-C		$1,000.00	$1,014.78	$10.09
Global Commodity Stock	1.09%
Actual		$1,000.00	$1,019.00	$5.46
Hypothetical-C		$1,000.00	$1,019.39	$5.46
Class I	.93%
Actual		$1,000.00	$1,020.00	$4.66
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class Z	.84%
Actual		$1,000.00	$1,020.00	$4.21
Hypothetical-C		$1,000.00	$1,020.63	$4.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Commodity Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The fund had a portfolio manager change in September 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Global Commodity Stock Fund

The Board considered the fund's underperformance for different time based on time periods ended prior to June 30, 2018 (which periods are not shown in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in 2016 and 2017. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. The Board noted that the fund's more recent performance had improved.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Global Commodity Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, and Class I ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class M and the retail class ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of the retail class was above the competitive median due to higher transfer agent fees from small average account sizes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

GCS-SANN-0619
1.879383.110

Fidelity® Global Equity Income Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
United States of America*	53.9%
United Kingdom	8.6%
Japan	7.1%
Canada	4.4%
Switzerland	4.4%
Netherlands	2.2%
France	2.1%
Germany	1.9%
Taiwan	1.5%
Other	13.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	95.5
Short-Term Investments and Net Other Assets (Liabilities)	4.5

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Microsoft Corp. (United States of America, Software)	3.8
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	3.3
American Tower Corp. (United States of America, Equity Real Estate Investment Trusts (REITs))	2.8
Hoya Corp. (Japan, Health Care Equipment & Supplies)	2.0
JPMorgan Chase & Co. (United States of America, Banks)	1.9
Constellation Software, Inc. (Canada, Software)	1.9
Amgen, Inc. (United States of America, Biotechnology)	1.7
Bank of America Corp. (United States of America, Banks)	1.5
Wells Fargo & Co. (United States of America, Banks)	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5
21.9

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	17.8
Information Technology	14.7
Health Care	13.9
Consumer Staples	11.7
Industrials	9.8
Communication Services	7.6
Energy	7.2
Consumer Discretionary	5.9
Real Estate	2.8
Utilities	2.6

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
		Shares	Value
Bailiwick of Guernsey - 0.2%
Amdocs Ltd.		2,400	$132,192
Bailiwick of Jersey - 0.3%
WPP PLC		19,122	238,600
Belgium - 0.8%
KBC Groep NV		7,745	573,502
Bermuda - 0.8%
Dairy Farm International Holdings Ltd.		4,000	31,320
Hiscox Ltd.		12,200	266,313
IHS Markit Ltd. (a)		4,900	280,574

TOTAL BERMUDA			578,207

Brazil - 0.6%
Equatorial Energia SA		9,600	201,005
Ultrapar Participacoes SA		38,400	205,657

TOTAL BRAZIL			406,662

Canada - 4.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		8,300	489,376
Constellation Software, Inc.		1,462	1,289,980
Fairfax Financial Holdings Ltd. (sub. vtg.)		343	163,571
Imperial Oil Ltd.		13,348	387,776
Suncor Energy, Inc.		21,721	716,305

TOTAL CANADA			3,047,008

Cayman Islands - 1.0%
Best Pacific International Holdings Ltd.		138,000	50,311
SITC International Holdings Co. Ltd.		558,000	592,512
Value Partners Group Ltd.		53,000	39,861

TOTAL CAYMAN ISLANDS			682,684

China - 0.9%
Kweichow Moutai Co. Ltd. (A Shares)		2,200	318,164
Shanghai International Airport Co. Ltd. (A Shares)		30,468	319,523

TOTAL CHINA			637,687

France - 2.1%
Amundi SA (b)		3,140	225,573
Elior SA (b)		14,779	204,549
Sanofi SA		6,807	593,906
VINCI SA		4,286	432,870

TOTAL FRANCE			1,456,898

Germany - 1.9%
Deutsche Post AG		6,779	235,641
Hannover Reuck SE		2,000	301,486
Linde PLC		1,886	339,300
SAP SE		3,569	460,074

TOTAL GERMANY			1,336,501

Hong Kong - 1.3%
AIA Group Ltd.		51,200	524,259
Techtronic Industries Co. Ltd.		52,000	375,841

TOTAL HONG KONG			900,100

India - 1.1%
HDFC Asset Management Co. Ltd. (b)		3,700	90,050
HDFC Bank Ltd. sponsored ADR		1,800	206,370
Housing Development Finance Corp. Ltd.		5,600	160,413
Reliance Industries Ltd.		15,400	307,969

TOTAL INDIA			764,802

Ireland - 1.2%
Accenture PLC Class A		4,512	824,207
Israel - 0.1%
Ituran Location & Control Ltd.		965	35,483
Japan - 7.1%
Aucnet, Inc.		2,031	23,009
Daiichikosho Co. Ltd. (c)		17,400	849,733
Hoya Corp.		19,600	1,375,053
Inaba Denki Sangyo Co. Ltd.		7,500	304,659
Japan Meat Co. Ltd.		27,900	427,786
Minebea Mitsumi, Inc.		21,500	380,224
Mitani Shoji Co. Ltd.		4,000	208,627
Nippon Telegraph & Telephone Corp.		8,400	349,511
Nitori Holdings Co. Ltd.		1,400	166,525
Ryohin Keikaku Co. Ltd.		200	37,955
Sony Corp.		8,400	423,092
Tsuruha Holdings, Inc.		3,900	331,550

TOTAL JAPAN			4,877,724

Kenya - 0.6%
Safaricom Ltd.		1,452,500	404,230
Liberia - 0.5%
Royal Caribbean Cruises Ltd.		3,025	365,844
Luxembourg - 1.5%
B&M European Value Retail SA		198,556	1,021,428
Multi-National - 0.8%
HKT Trust/HKT Ltd. unit		351,600	545,005
Netherlands - 2.2%
NXP Semiconductors NV		5,844	617,243
Unilever NV (Certificaten Van Aandelen) (Bearer)		15,234	921,727

TOTAL NETHERLANDS			1,538,970

Nigeria - 0.1%
Guaranty Trust Bank PLC		617,500	56,486
Norway - 0.5%
Equinor ASA		15,863	353,851
Sweden - 0.6%
Indutrade AB		5,900	180,391
Loomis AB (B Shares)		5,700	210,885

TOTAL SWEDEN			391,276

Switzerland - 4.4%
Alcon, Inc. (a)		1,200	69,840
Banque Cantonale Vaudoise		440	347,181
Chubb Ltd.		4,369	634,379
Nestle SA (Reg. S)		9,545	918,970
Roche Holding AG (participation certificate)		4,000	1,055,453

TOTAL SWITZERLAND			3,025,823

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.		124,000	1,041,074
United Kingdom - 8.6%
AstraZeneca PLC sponsored ADR		20,367	767,021
BP PLC		76,268	554,598
British American Tobacco PLC (United Kingdom)		9,208	360,484
Bunzl PLC		16,000	481,750
Cineworld Group PLC		51,596	213,954
Cranswick PLC		4,400	166,276
Diageo PLC		11,600	489,029
Hilton Food Group PLC		58,600	776,370
Imperial Tobacco Group PLC		6,056	192,372
Micro Focus International PLC		18,126	458,024
Moneysupermarket.com Group PLC		56,608	268,472
Nielsen Holdings PLC		4,200	107,226
Reckitt Benckiser Group PLC		5,400	436,895
St. James's Place Capital PLC		23,878	349,200
Standard Life PLC		39,950	145,292
Victrex PLC		5,800	183,937

TOTAL UNITED KINGDOM			5,950,900

United States of America - 49.4%
Altria Group, Inc.		11,271	612,353
Ameren Corp.		7,443	541,627
American Tower Corp.		9,918	1,936,985
AMETEK, Inc.		10,886	959,819
Amgen, Inc.		6,435	1,153,924
Apple, Inc.		11,327	2,272,989
Bank of America Corp.		35,013	1,070,698
Becton, Dickinson & Co.		3,709	892,905
Bristol-Myers Squibb Co.		10,450	485,194
Capital One Financial Corp.		8,848	821,360
Charter Communications, Inc. Class A (a)		919	341,124
Chevron Corp.		8,059	967,564
Cigna Corp.		1,300	206,492
Citigroup, Inc.		5,163	365,024
Comcast Corp. Class A		14,226	619,258
ConocoPhillips Co.		11,039	696,782
Danaher Corp.		3,800	503,272
Diamond Hill Investment Group, Inc.		1,000	144,480
Dow, Inc. (a)		3,448	195,605
DowDuPont, Inc.		7,345	282,415
Eli Lilly & Co.		3,267	382,370
Equifax, Inc.		1,700	214,115
Fortive Corp.		3,930	339,316
General Dynamics Corp.		1,470	262,718
General Electric Co.		43,432	441,703
Huntington Bancshares, Inc.		6,200	86,304
Interpublic Group of Companies, Inc.		10,012	230,276
Johnson & Johnson		5,887	831,244
JPMorgan Chase & Co.		11,405	1,323,550
Lowe's Companies, Inc.		8,498	961,464
M&T Bank Corp.		1,100	187,077
Marsh & McLennan Companies, Inc.		2,500	235,725
McCormick & Co., Inc. (non-vtg.)		700	107,779
MetLife, Inc.		5,400	249,102
Microsoft Corp.		20,087	2,623,361
MSCI, Inc.		1,719	387,428
NextEra Energy, Inc.		1,500	291,660
Northrop Grumman Corp.		900	260,919
NRG Energy, Inc.		8,200	337,594
PepsiCo, Inc.		6,533	836,551
Philip Morris International, Inc.		2,800	242,368
Phillips 66 Co.		3,500	329,945
PVH Corp.		1,000	128,990
Qualcomm, Inc.		3,267	281,387
S&P Global, Inc.		1,670	368,502
SunTrust Banks, Inc.		12,054	789,296
The J.M. Smucker Co.		3,275	401,613
The Kraft Heinz Co.		4,300	142,932
The Travelers Companies, Inc.		2,900	416,875
The Walt Disney Co.		3,675	503,365
U.S. Bancorp		8,491	452,740
United Technologies Corp.		3,830	546,196
UnitedHealth Group, Inc.		4,297	1,001,502
Valero Energy Corp.		4,610	417,943
Verizon Communications, Inc.		18,297	1,046,405
Vistra Energy Corp.		7,200	196,200
Wabtec Corp.		228	16,888
WEC Energy Group, Inc.		2,600	203,918
Wells Fargo & Co.		22,025	1,066,230

TOTAL UNITED STATES OF AMERICA			34,213,421

TOTAL COMMON STOCKS
(Cost $49,432,068)			65,400,565

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.6%
Itau Unibanco Holding SA		48,350	417,148
Spain - 0.4%
Grifols SA Class B		12,900	248,342
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $651,840)			665,490
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.8% 3/31/40 (d)(e)	CAD
(Cost $2,060)		CAD 2,400	2,284
		Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 2.49% (f)
(Cost $3,593,611)		3,592,896	3,593,615
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $53,679,579)			69,661,954
NET OTHER ASSETS (LIABILITIES) - (0.7)%			(459,623)
NET ASSETS - 100%			$69,202,331

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $520,172 or 0.8% of net assets.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,051
Fidelity Securities Lending Cash Central Fund	2,939
Total	$39,990

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$5,341,461	$4,753,350	$588,111	$--
Consumer Discretionary	4,027,480	3,604,388	423,092	--
Consumer Staples	8,203,915	5,076,810	3,127,105	--
Energy	4,938,390	4,383,792	554,598	--
Financials	12,465,475	11,941,216	524,259	--
Health Care	9,566,518	7,668,817	1,897,701	--
Industrials	6,776,556	5,716,769	1,059,787	--
Information Technology	10,036,014	8,534,866	1,501,148	--
Materials	1,001,257	1,001,257	--	--
Real Estate	1,936,985	1,936,985	--	--
Utilities	1,772,004	1,772,004	--	--
Corporate Bonds	2,284	--	2,284	--
Money Market Funds	3,593,615	3,593,615	--	--
Total Investments in Securities:	$69,661,954	$59,983,869	$9,678,085	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $50,085,968)	$66,068,339
Fidelity Central Funds (cost $3,593,611)	3,593,615
Total Investment in Securities (cost $53,679,579)		$69,661,954
Foreign currency held at value (cost $9,336)		9,409
Receivable for securities sold on a delayed delivery basis		29,444
Receivable for fund shares sold		61,453
Dividends receivable		278,191
Interest receivable		13
Distributions receivable from Fidelity Central Funds		7,460
Prepaid expenses		35
Other receivables		1,241
Total assets		70,049,200
Liabilities
Payable for fund shares redeemed	$51,006
Accrued management fee	39,548
Transfer agent fee payable	10,408
Other affiliated payables	2,978
Audit fee payable	27,871
Other payables and accrued expenses	15,058
Total liabilities		146,869
Net Assets		$69,902,331
Net Assets consist of:
Paid in capital		$54,223,222
Total distributable earnings (loss)		15,679,109
Net Assets, for 4,980,824 shares outstanding		$69,902,331
Net Asset Value, offering price and redemption price per share ($69,902,331 ÷ 4,980,824 shares)		$14.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$939,751
Interest		73
Income from Fidelity Central Funds		39,990
Income before foreign taxes withheld		979,814
Less foreign taxes withheld		(33,372)
Total income		946,442
Expenses
Management fee	$230,130
Transfer agent fees	62,739
Accounting and security lending fees	17,307
Custodian fees and expenses	3,870
Independent trustees' fees and expenses	189
Registration fees	21,543
Audit	44,988
Legal	1,402
Miscellaneous	219
Total expenses before reductions	382,387
Expense reductions	(1,425)
Total expenses after reductions		380,962
Net investment income (loss)		565,480
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(449,890)
Fidelity Central Funds	(4)
Foreign currency transactions	3,977
Total net realized gain (loss)		(445,917)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $12,042)	5,398,353
Fidelity Central Funds	4
Assets and liabilities in foreign currencies	63
Total change in net unrealized appreciation (depreciation)		5,398,420
Net gain (loss)		4,952,503
Net increase (decrease) in net assets resulting from operations		$5,517,983

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$565,480	$1,363,605
Net realized gain (loss)	(445,917)	3,307,849
Change in net unrealized appreciation (depreciation)	5,398,420	(5,807,416)
Net increase (decrease) in net assets resulting from operations	5,517,983	(1,135,962)
Distributions to shareholders	(3,033,638)	(2,362,860)
Share transactions
Proceeds from sales of shares	4,837,721	13,947,450
Reinvestment of distributions	2,868,046	2,226,993
Cost of shares redeemed	(8,819,380)	(25,151,825)
Net increase (decrease) in net assets resulting from share transactions	(1,113,613)	(8,977,382)
Redemption fees	–	1,273
Total increase (decrease) in net assets	1,370,732	(12,474,931)
Net Assets
Beginning of period	68,531,599	81,006,530
End of period	$69,902,331	$68,531,599
Other Information
Shares
Sold	367,254	967,487
Issued in reinvestment of distributions	227,529	156,544
Redeemed	(677,628)	(1,759,434)
Net increase (decrease)	(82,845)	(635,403)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Equity Income Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$14.21	$12.06	$12.12	$12.87	$12.20
Income from Investment Operations
Net investment income (loss)A	.11	.25	.17	.15	.16	.28B
Net realized and unrealized gain (loss)	1.00	(.50)	2.15	.11	.21	.92
Total from investment operations	1.11	(.25)	2.32	.26	.37	1.20
Distributions from net investment income	(.10)	(.25)	(.17)	(.15)	(.16)	(.25)
Distributions from net realized gain	(.51)	(.18)	–	(.16)	(.95)	(.28)
Total distributions	(.61)	(.43)	(.17)	(.32)C	(1.12)D	(.53)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$14.03	$13.53	$14.21	$12.06	$12.12	$12.87
Total ReturnF,G	8.69%	(1.88)%	19.31%	2.13%	2.93%	10.10%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.14%J	1.06%	1.13%	1.18%	1.15%	1.16%
Expenses net of fee waivers, if any	1.14%J	1.06%	1.13%	1.18%	1.15%	1.16%
Expenses net of all reductions	1.14%J	1.05%	1.13%	1.18%	1.14%	1.16%
Net investment income (loss)	1.69%J	1.75%	1.29%	1.24%	1.27%	2.21%B
Supplemental Data
Net assets, end of period (000 omitted)	$69,902	$68,532	$81,007	$71,675	$67,926	$52,038
Portfolio turnover rateK	34%J	34%	37%	40%	64%	92%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.56%.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.162 per share.

 D Total distributions of $1.12 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.954 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs)and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,363,600
Gross unrealized depreciation	(1,390,089)
Net unrealized appreciation (depreciation)	$15,973,511
Tax cost	$53,688,443

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of, other short-term securities, aggregated $10,888,594 and $17,410,245, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $175 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $96 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,939. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $913 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $254.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $258.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	1.14%	$1,000.00	$1,086.90	$5.90
Hypothetical-C		$1,000.00	$1,019.14	$5.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Global Equity Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Global Equity Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Global Equity Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 1.20% through February 29, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

GED-SANN-0619
1.938166.106

Fidelity® Series Emerging Markets Fund

Fidelity® Series Emerging Markets Opportunities Fund

Fidelity® Series International Growth Fund

Fidelity® Series International Small Cap Fund

Fidelity® Series International Value Fund

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Series Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Emerging Markets Opportunities Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Growth Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Small Cap Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Series Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Cayman Islands	17.8%
India	14.5%
Taiwan	9.3%
Korea (South)	8.3%
United States of America*	8.0%
Hong Kong	6.4%
South Africa	4.6%
Philippines	4.0%
United Kingdom	3.5%
Other	23.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	98.1
Short-Term Investments and Net Other Assets (Liabilities)	1.9

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	6.5
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.7
HDFC Bank Ltd. sponsored ADR (India, Banks)	4.5
iShares MSCI India ETF (United States of America, Investment Companies)	3.6
Hyundai Fire & Marine Insurance Co. Ltd. (Korea (South), Insurance)	2.7
SITC International Holdings Co. Ltd. (Cayman Islands, Marine)	2.7
AIA Group Ltd. (Hong Kong, Insurance)	2.5
Shanghai International Airport Co. Ltd. (A Shares) (China, Transportation Infrastructure)	2.3
Voltronic Power Technology Corp. (Taiwan, Electrical Equipment)	2.3
Pilipinas Shell Petroleum Corp. (Philippines, Oil, Gas & Consumable Fuels)	2.3
34.1

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	28.1
Information Technology	11.9
Consumer Staples	11.9
Communication Services	11.9
Industrials	9.7
Health Care	5.8
Energy	5.5
Consumer Discretionary	5.2
Materials	2.2
Real Estate	1.4

Fidelity® Series Emerging Markets Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Bermuda - 1.5%
Dairy Farm International Holdings Ltd.	3,307,100	$25,894,593
Brazil - 3.4%
Equatorial Energia SA	779,261	16,316,168
Instituto Hermes Pardini SA	2,048,700	10,658,611
Ultrapar Participacoes SA	5,527,200	29,601,693

TOTAL BRAZIL		56,576,472

Cayman Islands - 17.8%
ASM Pacific Technology Ltd.	2,471,600	28,623,401
Best Pacific International Holdings Ltd.	43,440,500	15,837,221
Greatview Aseptic Pack Co. Ltd.	30,085,000	18,293,067
Haitian International Holdings Ltd.	27,000	67,596
JD.com, Inc. sponsored ADR (a)	737,800	22,333,206
Pico Far East Holdings Ltd.	29,891,200	10,935,619
SITC International Holdings Co. Ltd.	42,424,000	45,047,920
Tencent Holdings Ltd.	2,205,200	108,689,154
TK Group Holdings Ltd.	27,340,000	18,471,089
Vinda International Holdings Ltd.	16,227,000	31,110,300

TOTAL CAYMAN ISLANDS		299,408,573

Chile - 2.2%
Compania Cervecerias Unidas SA	2,147,019	29,670,896
Quinenco SA	2,901,159	7,817,238

TOTAL CHILE		37,488,134

China - 3.1%
Shanghai International Airport Co. Ltd. (A Shares)	3,699,996	38,802,464
Shenzhen Expressway Co. (H Shares)	11,192,332	13,625,175

TOTAL CHINA		52,427,639

Hong Kong - 6.4%
AIA Group Ltd.	4,074,400	41,719,557
China Resources Pharmaceutical Group Ltd. (b)	21,896,149	31,149,427
Far East Horizon Ltd.	31,144,779	34,579,725

TOTAL HONG KONG		107,448,709

India - 14.5%
Axis Bank Ltd. GDR (Reg. S) (a)	396,909	21,591,850
CCL Products (India) Ltd.	1,082,447	4,023,799
Cyient Ltd.	3,800,892	32,176,632
HDFC Bank Ltd. sponsored ADR	654,330	75,018,935
Hindustan Oil Exploration Co. Ltd. (a)	264,331	470,996
Lupin Ltd. (a)	1,618,467	20,264,823
Redington India Ltd.	6,376,837	9,316,168
SH Kelkar & Co. Ltd. (b)(c)	7,416,709	15,941,553
Sunteck Realty Ltd. (a)	3,586,457	23,762,267
Tata Communications Ltd. (a)	4,325,207	34,848,449
Zensar Technologies Ltd.	1,918,412	6,463,385

TOTAL INDIA		243,878,857

Indonesia - 0.5%
PT Bank Rakyat Indonesia Tbk	28,745,000	8,815,133
Kenya - 1.6%
Safaricom Ltd.	94,874,600	26,403,559
Korea (South) - 8.3%
AMOREPACIFIC Group, Inc.	516,884	33,392,906
Hyundai Fire & Marine Insurance Co. Ltd.	1,398,022	45,939,761
KB Financial Group, Inc.	717,301	28,423,638
Leeno Industrial, Inc.	63,701	3,130,297
Nice Information & Telecom, Inc.	156,942	2,878,594
Samsung Electronics Co. Ltd.	661,346	26,050,218

TOTAL KOREA (SOUTH)		139,815,414

Malaysia - 0.2%
Scientex Bhd	1,744,665	3,607,906
Mexico - 1.8%
Regional S.A.B. de CV	5,545,168	30,218,317
Nigeria - 2.0%
Guaranty Trust Bank PLC	360,693,695	32,994,849
Papua New Guinea - 1.4%
Oil Search Ltd. ADR	4,318,291	23,683,715
Philippines - 4.0%
Ayala Corp.	1,666,065	29,098,199
Pilipinas Shell Petroleum Corp.	43,631,910	38,102,054

TOTAL PHILIPPINES		67,200,253

Singapore - 1.6%
Delfi Ltd.	27,497,700	27,293,504
South Africa - 4.6%
Capitec Bank Holdings Ltd.	279,900	26,154,459
City Lodge Hotels Ltd. (c)	2,547,019	21,355,432
Pinnacle Technology Holdings Ltd.	2,291,845	2,643,512
Remgro Ltd.	1,964,036	26,656,245

TOTAL SOUTH AFRICA		76,809,648

Spain - 1.5%
Prosegur Cash SA (b)	11,742,022	25,180,757
Taiwan - 9.3%
King's Town Bank	8,994,000	9,619,174
Poya International Co. Ltd.	2,392,000	28,988,544
Taiwan Semiconductor Manufacturing Co. Ltd.	9,493,000	79,700,954
Voltronic Power Technology Corp.	1,938,000	38,255,776

TOTAL TAIWAN		156,564,448

Thailand - 1.9%
Kasikornbank PCL (For. Reg.)	5,428,500	32,400,070
United Kingdom - 3.5%
ITE Group PLC	19,838,600	18,729,543
Network International Holdings PLC (b)	408,900	2,778,001
NMC Health PLC	1,027,187	37,799,331

TOTAL UNITED KINGDOM		59,306,875

United States of America - 2.5%
Cognizant Technology Solutions Corp. Class A	129,000	9,411,840
Philip Morris International, Inc.	381,500	33,022,640

TOTAL UNITED STATES OF AMERICA		42,434,480

Vietnam - 0.9%
Vietnam Dairy Products Corp.	2,765,100	15,412,130
TOTAL COMMON STOCKS
(Cost $1,488,816,148)		1,591,264,035

Investment Companies - 3.6%
United States of America - 3.6%
iShares MSCI India ETF
(Cost $59,540,882)	1,702,300	60,448,673

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.49% (d)
(Cost $35,233,403)	35,226,890	35,233,936
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,583,590,433)		1,686,946,644
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,871,018)
NET ASSETS - 100%		$1,684,075,626

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $75,049,738 or 4.5% of net assets.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,301,877
Total	$1,301,877

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
City Lodge Hotels Ltd.	$16,603,714	$6,208,383	$--	$255,098	$--	$(1,456,665)	$21,355,432
SH Kelkar & Co. Ltd.	--	16,424,412	--	--	--	(482,859)	15,941,553
Total	$16,603,714	$22,632,795	$--	$255,098	$--	$(1,939,524)	$37,296,985

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$199,606,324	$90,917,170	$108,689,154	$--
Consumer Discretionary	88,514,403	88,514,403	--	--
Consumer Staples	199,820,768	199,820,768	--	--
Energy	91,858,458	91,858,458	--	--
Financials	471,188,670	401,045,475	70,143,195	--
Health Care	99,872,192	99,872,192	--	--
Industrials	162,087,258	162,087,258	--	--
Information Technology	200,395,001	120,694,047	79,700,954	--
Materials	37,842,526	37,842,526	--	--
Real Estate	23,762,267	23,762,267	--	--
Utilities	16,316,168	16,316,168	--	--
Investment Companies	60,448,673	60,448,673	--	--
Money Market Funds	35,233,936	35,233,936	--	--
Total Investments in Securities:	$1,686,946,644	$1,428,413,341	$258,533,303	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,508,408,209)	$1,614,415,723
Fidelity Central Funds (cost $35,233,403)	35,233,936
Other affiliated issuers (cost $39,948,821)	37,296,985
Total Investment in Securities (cost $1,583,590,433)		$1,686,946,644
Cash		103,013
Foreign currency held at value (cost $3,543,592)		3,537,936
Receivable for fund shares sold		364,572
Dividends receivable		2,143,632
Distributions receivable from Fidelity Central Funds		51,224
Receivable from investment adviser for expense reductions		33,080
Total assets		1,693,180,101
Liabilities
Payable for investments purchased	$6,797,336
Payable for fund shares redeemed	747,841
Other payables and accrued expenses	1,559,298
Total liabilities		9,104,475
Net Assets		$1,684,075,626
Net Assets consist of:
Paid in capital		$1,585,968,034
Total distributable earnings (loss)		98,107,592
Net Assets, for 169,063,122 shares outstanding		$1,684,075,626
Net Asset Value, offering price and redemption price per share ($1,684,075,626 ÷ 169,063,122 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends (including $255,098 earned from other affiliated issuers)		$17,621,143
Income from Fidelity Central Funds		1,301,877
Income before foreign taxes withheld		18,923,020
Less foreign taxes withheld		(2,369,067)
Total income		16,553,953
Expenses
Custodian fees and expenses	$296,458
Independent trustees' fees and expenses	3,937
Commitment fees	336
Total expenses before reductions	300,731
Expense reductions	(185,215)
Total expenses after reductions		115,516
Net investment income (loss)		16,438,437
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,886,815)
Fidelity Central Funds	(533)
Foreign currency transactions	(515,590)
Total net realized gain (loss)		(2,402,938)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,391,842)	177,153,271
Fidelity Central Funds	533
Other affiliated issuers	(1,939,524)
Assets and liabilities in foreign currencies	(31,336)
Total change in net unrealized appreciation (depreciation)		175,182,944
Net gain (loss)		172,780,006
Net increase (decrease) in net assets resulting from operations		$189,218,443

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	For the period August 29, 2018 (commencement of operations) to October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,438,437	$790,283
Net realized gain (loss)	(2,402,938)	(12,242,242)
Change in net unrealized appreciation (depreciation)	175,182,944	(73,242,837)
Net increase (decrease) in net assets resulting from operations	189,218,443	(84,694,796)
Distributions to shareholders	(6,416,055)	–
Share transactions
Proceeds from sales of shares	163,056,646	2,047,094,795
Reinvestment of distributions	6,416,055	–
Cost of shares redeemed	(99,216,610)	(531,382,852)
Net increase (decrease) in net assets resulting from share transactions	70,256,091	1,515,711,943
Total increase (decrease) in net assets	253,058,479	1,431,017,147
Net Assets
Beginning of period	1,431,017,147	–
End of period	$1,684,075,626	$1,431,017,147
Other Information
Shares
Sold	17,391,285	219,660,453
Issued in reinvestment of distributions	710,527	–
Redeemed	(10,430,555)	(58,268,588)
Net increase (decrease)	7,671,257	161,391,865

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$8.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.01
Net realized and unrealized gain (loss)	1.03	(1.14)
Total from investment operations	1.13	(1.13)
Distributions from net investment income	(.04)	–
Total distributions	(.04)	–
Net asset value, end of period	$9.96	$8.87
Total ReturnC,D	12.76%	(11.30)%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	.04%	.04%
Expenses net of fee waivers, if anyG	.01%	.01%
Expenses net of all reductionsG	.01%	.01%
Net investment income (loss)G	2.06%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,684,076	$1,431,017
Portfolio turnover rateH	45%G	15%I,J

 A For the period August 29, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Opportunities Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Cayman Islands	21.1%
China	11.8%
Korea (South)	11.8%
India	9.9%
Brazil	7.5%
South Africa	5.9%
Taiwan	5.7%
Russia	5.3%
United States of America*	4.2%
Other	16.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Equity Futures	97.9
Short-Term Investments and Net Other Assets (Liabilities)	2.1

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	6.1
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.4
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	4.3
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	3.1
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	2.4
Sberbank of Russia (Russia, Banks)	2.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.0
Meituan Dianping Class B (Cayman Islands, Internet & Direct Marketing Retail)	2.0
ICICI Bank Ltd. (India, Banks)	1.7
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	1.5
29.8

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	23.7
Consumer Discretionary	16.8
Information Technology	13.2
Communication Services	10.5
Energy	7.1
Materials	7.1
Consumer Staples	6.3
Industrials	4.5
Real Estate	3.0
Health Care	2.3

Fidelity® Series Emerging Markets Opportunities Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
Argentina - 0.2%
Central Puerto SA sponsored ADR (a)	1,234,900	$9,977,992
Grupo Financiero Galicia SA sponsored ADR	645,100	14,050,278
Inversiones y Representaciones SA ADR (b)	653,498	6,136,346
YPF SA Class D sponsored ADR	473,900	6,411,867

TOTAL ARGENTINA		36,576,483

Australia - 0.0%
Frontier Digital Ventures Ltd. (b)(c)	16,030,591	6,554,444
Bermuda - 1.2%
AGTech Holdings Ltd. (b)	53,392,000	3,198,837
Cosan Ltd. Class A	1,263,132	15,435,473
Credicorp Ltd. (United States)	225,140	53,335,666
GP Investments Ltd. Class A (depositary receipt) (b)(c)	7,634,637	7,593,554
Kunlun Energy Co. Ltd.	14,584,000	15,393,065
Marvell Technology Group Ltd.	641,000	16,037,820
Pacific Basin Shipping Ltd.	87,704,000	17,999,623
Shangri-La Asia Ltd.	45,260,000	64,156,027

TOTAL BERMUDA		193,150,065

Brazil - 4.0%
Azul SA sponsored ADR (b)	1,358,800	35,274,448
Banco do Brasil SA	11,528,800	146,068,905
BR Malls Participacoes SA	5,975,000	18,742,827
BTG Pactual Participations Ltd. unit	5,066,800	53,470,757
Companhia de Saneamento de Minas Gerais	2,782,570	48,965,170
Direcional Engenharia SA (c)	10,016,460	21,049,101
Localiza Rent A Car SA	4,670,870	43,121,954
Natura Cosmeticos SA	8,202,900	109,285,531
Notre Dame Intermedica Participacoes SA	3,814,100	34,161,636
Petrobras Distribuidora SA	5,616,000	33,944,352
Vale SA sponsored ADR	7,159,070	91,492,915

TOTAL BRAZIL		635,577,596

British Virgin Islands - 0.2%
Mail.Ru Group Ltd. GDR (Reg. S) (b)	1,520,300	35,118,930
Canada - 0.3%
Pan American Silver Corp.	3,378,800	42,944,548
Cayman Islands - 21.1%
58.com, Inc. ADR (b)	257,164	18,461,804
Airtac International Group	2,857,000	38,090,868
Alibaba Group Holding Ltd. sponsored ADR (b)	3,652,506	677,795,538
Ant International Co. Ltd. Class C (d)(e)	6,359,848	39,113,065
China Biologic Products Holdings, Inc. (a)(b)	216,591	21,715,414
China Resources Land Ltd.	13,544,000	58,959,770
China State Construction International Holdings Ltd.	35,088,000	36,363,635
CStone Pharmaceuticals Co. Ltd. (b)(f)	14,238,500	24,938,429
ENN Energy Holdings Ltd.	3,572,300	33,743,044
Haitian International Holdings Ltd.	14,965,000	37,465,914
HUYA, Inc. ADR (a)	2,329,528	55,652,424
JD.com, Inc. sponsored ADR (b)	6,067,504	183,663,346
Kingdee International Software Group Co. Ltd.	19,267,000	23,577,810
Kingsoft Corp. Ltd. (c)	72,064,000	184,183,561
Koolearn Technology Holding Ltd. (b)(f)	14,766,500	20,743,273
LexinFintech Holdings Ltd. ADR (b)	883,200	11,393,280
Meituan Dianping Class B (a)	43,465,582	315,819,164
Momo, Inc. ADR	2,823,116	99,006,678
NetEase, Inc. ADR	539,000	153,361,670
PPDAI Group, Inc. ADR	1,478,100	7,715,682
Qutoutiao, Inc. ADR (a)	1,399,800	9,266,676
Sea Ltd. ADR (b)	1,533,822	38,176,830
Shenzhou International Group Holdings Ltd.	10,512,100	141,102,913
Shimao Property Holdings Ltd.	3,817,500	11,630,411
Sunny Optical Technology Group Co. Ltd.	3,746,300	45,677,850
Tencent Holdings Ltd.	19,487,299	960,483,415
Uni-President China Holdings Ltd.	56,989,000	52,159,522
Weidai Ltd. ADR	408,100	4,081,000
Wise Talent Information Technology Co. Ltd. (a)(b)	6,711,803	17,582,035
YY, Inc. ADR (b)	150,900	12,767,649
Zai Lab Ltd. ADR (a)(b)	689,300	18,369,845

TOTAL CAYMAN ISLANDS		3,353,062,515

Chile - 0.6%
Compania Cervecerias Unidas SA sponsored ADR	794,900	21,891,546
Vina Concha y Toro SA	34,096,719	71,787,865

TOTAL CHILE		93,679,411

China - 11.8%
BBMG Corp. (H Shares)	95,570,500	33,624,131
Beijing Sinnet Technology Co. Ltd. (A Shares)	4,095,300	10,550,039
China Communications Construction Co. Ltd. (H Shares)	18,246,000	17,560,333
China Life Insurance Co. Ltd. (H Shares)	82,058,400	233,177,985
China Longyuan Power Grid Corp. Ltd. (H Shares)	48,103,690	33,112,371
China Oilfield Services Ltd. (H Shares)	43,032,000	46,077,504
China Pacific Insurance (Group) Co. Ltd. (H Shares)	30,116,694	123,425,927
China Petroleum & Chemical Corp. (H Shares)	120,336,000	92,503,432
China Tower Corp. Ltd. (H Shares) (f)	84,982,000	22,965,766
Glodon Co. Ltd. (A Shares)	2,787,100	11,587,225
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	2,564,500	12,443,817
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	4,180,400	41,214,949
Industrial & Commercial Bank of China Ltd. (H Shares)	651,613,400	489,241,654
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	4,023,000	39,274,859
Kweichow Moutai Co. Ltd. (A Shares)	378,700	54,767,524
PICC Property & Casualty Co. Ltd. (H Shares)	20,791,750	23,349,903
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	15,811,500	191,392,917
Qingdao Haier Co. Ltd. (A Shares)	61,600,023	157,134,983
Shanghai International Airport Co. Ltd. (A Shares)	5,415,032	56,788,328
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares) (b)	2,256,000	47,177,395
Shenzhen Sunway Communication Co. Ltd. (A Shares)	2,334,700	9,286,940
Sinopec Engineering Group Co. Ltd. (H Shares)	25,125,500	24,277,393
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	10,141,088	23,790,879
Tsingtao Brewery Co. Ltd. (H Shares)	9,260,000	59,019,988
WuXi AppTec Co. Ltd. (H Shares) (f)	1,299,500	15,985,334

TOTAL CHINA		1,869,731,576

Egypt - 0.0%
Six of October Development & Investment Co.	5,034,100	5,028,236
Greece - 0.5%
Titan Cement Co. SA (Reg.)	3,400,300	73,834,713
Hong Kong - 3.0%
AIA Group Ltd.	2,370,600	24,273,606
China Everbright International Ltd.	28,833,000	28,227,289
China Overseas Land and Investment Ltd.	29,837,000	111,630,118
China Resources Beer Holdings Co. Ltd.	17,888,666	81,749,525
China Resources Power Holdings Co. Ltd.	8,362,397	11,704,456
China Unicom Ltd.	31,533,000	37,441,450
China Unicom Ltd. sponsored ADR (a)	814,200	9,664,554
CNOOC Ltd.	77,771,000	141,258,143
Far East Horizon Ltd.	25,034,750	27,795,823

TOTAL HONG KONG		473,744,964

India - 9.9%
Adani Ports & Special Economic Zone Ltd. (b)	9,653,281	54,443,246
Axis Bank Ltd. (b)	10,404,564	114,559,707
Axis Bank Ltd. GDR (Reg. S) (b)	109,427	5,952,829
Bharat Petroleum Corp. Ltd.	58,400	318,510
Bharti Infratel Ltd.	2,499,582	9,422,735
Embassy Office Parks (REIT) (b)	956,800	4,401,882
Federal Bank Ltd.	34,320,594	45,705,272
ICICI Bank Ltd.	8,134,528	47,348,970
ICICI Bank Ltd. sponsored ADR	19,509,170	223,379,997
IndoStar Capital Finance Ltd. (f)	2,309,472	13,215,789
Indraprastha Gas Ltd. (b)	9,885,294	44,397,030
ITC Ltd.	25,839,554	111,803,087
JK Cement Ltd. (b)	2,648,322	34,349,817
JM Financial Ltd.	776,100	986,185
Larsen & Toubro Ltd.	3,239,144	62,718,389
LIC Housing Finance Ltd.	15,460,476	110,270,241
Manappuram General Finance & Leasing Ltd.	29,280,994	49,588,543
NTPC Ltd.	8,084,307	15,559,914
Oberoi Realty Ltd.	5,117,141	37,272,612
Petronet LNG Ltd.	8,599,880	29,776,746
Phoenix Mills Ltd.	3,340,838	28,790,486
Power Grid Corp. of India Ltd.	13,579,046	36,342,329
Reliance Industries Ltd.	11,617,792	232,332,487
Shree Cement Ltd.	185,499	52,707,690
Shriram Transport Finance Co. Ltd.	2,397,700	38,246,081
SREI Infrastructure Finance Ltd. (c)	34,355,610	12,800,667
State Bank of India (b)	26,593,144	118,347,452
Torrent Pharmaceuticals Ltd.	1,475,207	37,954,591

TOTAL INDIA		1,572,993,284

Indonesia - 1.3%
PT Bank Mandiri (Persero) Tbk	103,359,600	56,310,737
PT Bank Rakyat Indonesia Tbk	445,129,900	136,506,503
PT Media Nusantara Citra Tbk	257,128,320	16,961,447

TOTAL INDONESIA		209,778,687

Japan - 1.0%
Keyence Corp.	40,600	25,192,082
LINE Corp. (a)(b)	537,600	18,011,991
Nintendo Co. Ltd.	108,500	37,369,111
Renesas Electronics Corp. (b)(g)	3,262,900	17,369,718
SNK Corp. unit (b)(e)(g)	77,600	2,693,310
SoftBank Corp.	310,300	32,901,539
Square Enix Holdings Co. Ltd.	395,300	13,591,265
Zozo, Inc.	689,800	12,168,024

TOTAL JAPAN		159,297,040

Korea (South) - 10.3%
AMOREPACIFIC Group, Inc.	899,769	58,128,907
BS Financial Group, Inc.	5,644,342	33,991,836
Cafe24 Corp. (b)	70,100	5,781,394
Daou Technology, Inc.	2,056,033	39,124,347
Hanon Systems	194,335	2,095,261
Hyundai Fire & Marine Insurance Co. Ltd.	1,024,475	33,664,804
Hyundai Mobis	1,072,712	214,264,087
Iljin Materials Co. Ltd.	475,383	15,233,362
Kakao Corp.	159,970	16,491,611
KB Financial Group, Inc.	2,787,845	110,470,634
Korea Electric Power Corp.	802,085	19,486,367
Korea Electric Power Corp. sponsored ADR (a)	287,900	3,503,743
LG Chemical Ltd.	140,596	43,603,711
LG Corp.	874,510	54,844,228
LG Innotek Co. Ltd.	172,520	18,155,944
NAVER Corp.	201,870	20,724,448
NCSOFT Corp.	112,543	50,856,623
Netmarble Corp. (f)	136,240	14,923,068
POSCO	454,806	99,903,662
S-Oil Corp.	400,860	31,751,696
Samsung Biologics Co. Ltd. (b)(f)	110,890	32,390,272
Samsung Electronics Co. Ltd.	8,055,958	317,321,736
Samsung Life Insurance Co. Ltd.	468,725	34,187,638
Samsung SDI Co. Ltd.	386,074	78,441,337
Shinhan Financial Group Co. Ltd.	2,078,585	78,839,305
SK Hynix, Inc.	2,608,314	177,023,227
ViroMed Co. Ltd. (b)	96,300	21,534,944

TOTAL KOREA (SOUTH)		1,626,738,192

Luxembourg - 0.6%
Samsonite International SA (f)	32,069,100	91,978,731
Malaysia - 0.4%
British American Tobacco (Malaysia) Bhd	3,448,100	29,072,625
IHH Healthcare Bhd	22,188,000	29,838,017

TOTAL MALAYSIA		58,910,642

Mexico - 2.1%
America Movil S.A.B. de CV Series L sponsored ADR	2,742,800	40,511,156
Fibra Uno Administracion SA de CV	25,694,900	38,302,957
Gruma S.A.B. de CV Series B	5,181,700	51,793,084
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	3,672,300	37,339,481
Grupo Financiero Banorte S.A.B. de CV Series O	8,281,018	52,343,468
Macquarie Mexican (REIT) (f)	35,514,540	42,225,355
Wal-Mart de Mexico SA de CV Series V	25,754,600	75,683,494

TOTAL MEXICO		338,198,995

Netherlands - 0.3%
NXP Semiconductors NV	230,700	24,366,534
Yandex NV Series A (b)	609,512	22,814,034

TOTAL NETHERLANDS		47,180,568

Nigeria - 0.4%
Guaranty Trust Bank PLC	129,087,661	11,808,435
Guaranty Trust Bank PLC GDR (Reg. S)	3,353,504	14,822,488
Transnational Corp. of Nigeria PLC	717,721,583	2,208,374
Zenith Bank PLC	576,484,563	34,037,758

TOTAL NIGERIA		62,877,055

Pakistan - 0.1%
Habib Bank Ltd.	14,543,600	13,104,679
Panama - 0.2%
Copa Holdings SA Class A	444,600	37,017,396
Peru - 0.7%
Compania de Minas Buenaventura SA sponsored ADR	6,872,866	111,409,158
Philippines - 0.6%
Metropolitan Bank & Trust Co.	39,702,022	56,952,765
Robinsons Land Corp.	69,920,731	33,096,173

TOTAL PHILIPPINES		90,048,938

Poland - 0.2%
Dino Polska SA (b)(f)	730,000	24,260,425
Russia - 5.3%
Lukoil PJSC sponsored ADR	2,059,400	174,595,932
MMC Norilsk Nickel PJSC sponsored ADR (a)	5,329,600	118,317,120
NOVATEK OAO GDR (Reg. S)	520,700	100,338,890
RusHydro PJSC	100	1
RusHydro PJSC rights	3	0
Sberbank of Russia	43,832,550	153,560,980
Sberbank of Russia sponsored ADR	14,884,294	212,770,983
Tatneft PAO	3,962,900	46,428,563
Unipro PJSC	817,180,196	32,974,742

TOTAL RUSSIA		838,987,211

Singapore - 0.2%
First Resources Ltd.	28,113,900	37,826,952
South Africa - 5.9%
AngloGold Ashanti Ltd.	4,069,000	48,412,413
Barclays Africa Group Ltd.	12,635,153	145,085,651
Bidvest Group Ltd.	2,894,145	43,923,025
FirstRand Ltd.	5,497,000	26,095,859
Impala Platinum Holdings Ltd. (b)	19,398,000	77,646,241
Imperial Holdings Ltd.	3,161,400	13,790,378
Mondi Ltd.	2,832,000	62,418,824
Motus Holdings Ltd.	3,161,400	19,613,719
Mr Price Group Ltd.	3,405,700	51,574,749
Naspers Ltd. Class N	1,464,800	376,820,587
Pick 'n Pay Stores Ltd.	7,999,600	38,792,887
Sasol Ltd.	835,700	27,725,551

TOTAL SOUTH AFRICA		931,899,884

Taiwan - 5.7%
Chroma ATE, Inc.	1,669,000	7,966,394
Delta Electronics, Inc.	4,747,000	24,962,381
King's Town Bank	17,583,000	18,805,195
Largan Precision Co. Ltd.	301,900	45,428,613
Nanya Technology Corp.	21,292,000	45,061,705
PChome Online, Inc. (b)	1,141,000	4,855,398
Taiwan Semiconductor Manufacturing Co. Ltd.	73,035,284	613,186,752
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,888,801	82,767,260
Unified-President Enterprises Corp.	28,055,000	66,637,661

TOTAL TAIWAN		909,671,359

Thailand - 1.1%
PTT Global Chemical PCL (For. Reg.)	30,115,100	64,867,647
Siam Cement PCL (For. Reg.)	6,972,400	100,924,220

TOTAL THAILAND		165,791,867

Turkey - 0.6%
Aselsan A/S	9,170,500	31,414,138
Enerjisa Enerji A/S (f)	3,689,000	3,326,153
Tupras Turkiye Petrol Rafinerileri A/S	2,624,596	54,234,642
Turkiye Garanti Bankasi A/S	8,456,000	11,578,126

TOTAL TURKEY		100,553,059

United Arab Emirates - 0.8%
DP World Ltd.	2,077,770	41,555,400
Emaar Properties PJSC	42,860,232	56,008,906
National Bank of Abu Dhabi PJSC (b)	5,125,580	22,326,690

TOTAL UNITED ARAB EMIRATES		119,890,996

United Kingdom - 0.1%
Tonghua Dongbao Pharmaceutical Co. Ltd. (UBS AG London Bank Warrant Program) A warrants 4/8/20 (b)	6,033,171	14,153,752
United States of America - 1.0%
Activision Blizzard, Inc.	779,900	37,598,979
MercadoLibre, Inc. (b)	210,100	101,717,814
NVIDIA Corp.	123,100	22,281,100

TOTAL UNITED STATES OF AMERICA		161,597,893

Vietnam - 0.1%
Vietnam Technological & Commercial Joint Stock Bank (b)	16,417,800	17,025,867
TOTAL COMMON STOCKS
(Cost $11,258,892,280)		14,560,196,111

Nonconvertible Preferred Stocks - 5.0%
Brazil - 3.5%
Ambev SA sponsored ADR	12,477,200	58,767,612
Banco do Estado Rio Grande do Sul SA	3,671,386	22,864,820
Companhia Paranaense de Energia-Copel:
(PN-B)	95,800	1,006,595
(PN-B) sponsored ADR (a)	4,971,139	51,799,268
Itau Unibanco Holding SA sponsored ADR	23,246,816	201,084,958
Metalurgica Gerdau SA (PN)	25,835,322	44,803,802
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	10,635,700	146,772,660
Telefonica Brasil SA	2,232,400	26,513,700

TOTAL BRAZIL		553,613,415

Korea (South) - 1.5%
Hyundai Motor Co. Series 2	1,663,531	125,049,581
Samsung Electronics Co. Ltd.	2,716,322	86,809,545
Samsung Fire & Marine Insurance Co. Ltd.	135,989	23,073,537

TOTAL KOREA (SOUTH)		234,932,663

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $556,790,990)		788,546,078
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.38% to 2.41% 5/2/19 to 7/25/19(h)
(Cost $9,055,501)	9,090,000	9,055,582
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 2.49% (i)	580,989,308	581,105,506
Fidelity Securities Lending Cash Central Fund 2.49% (i)(j)	116,435,347	116,446,991
TOTAL MONEY MARKET FUNDS
(Cost $697,521,915)		697,552,497
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $12,522,260,686)		16,055,350,268
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(187,426,230)
NET ASSETS - 100%		$15,867,924,038

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,306	June 2019	$178,557,060	$5,550,053	$5,550,053

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,113,065 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $306,952,595 or 1.9% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,055,582.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$35,678,747

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,340,788
Fidelity Securities Lending Cash Central Fund	1,123,115
Total	$5,463,903

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Daou Technology, Inc.	$38,679,457	$616,126	$3,372,332	$558,349	$(201,578)	$3,402,674	$--
Direcional Engenharia SA	23,285,743	--	4,909,347	996,389	561,231	2,111,474	21,049,101
Frontier Digital Ventures Ltd.	6,186,874	--	--	--	--	367,570	6,554,444
GP Investments Ltd. Class A (depositary receipt)	10,339,533	--	--	--	--	(2,745,979)	7,593,554
HUYA, Inc. ADR	--	74,669,832	30,833,516	--	4,062,707	7,753,401	--
Kingsoft Corp. Ltd.	102,004,017	--	--	--	--	82,179,544	184,183,561
Macquarie Mexican (REIT)	38,796,336	--	4,115,650	1,572,112	(3,197,847)	10,742,516	--
SREI Infrastructure Finance Ltd.	15,352,257	--	--	247,644	--	(2,551,590)	12,800,667
Total	$234,644,217	$75,285,958	$43,230,845	$3,374,494	$1,224,513	$101,259,610	$232,181,327

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,670,074,789	$583,867,283	$1,086,207,506	$--
Consumer Discretionary	2,662,500,415	2,285,679,828	376,820,587	--
Consumer Staples	1,003,428,235	1,003,428,235	--	--
Energy	1,133,629,610	899,868,035	233,761,575	--
Financials	3,765,360,485	2,855,831,599	909,528,886	--
Health Care	388,346,564	388,346,564	--	--
Industrials	712,215,466	712,215,466	--	--
Information Technology	2,044,753,769	1,428,873,707	613,186,752	2,693,310
Materials	1,128,986,163	952,944,537	176,041,626	--
Real Estate	491,339,144	452,226,079	--	39,113,065
Utilities	348,107,549	328,621,182	19,486,367	--
Government Obligations	9,055,582	--	9,055,582	--
Money Market Funds	697,552,497	697,552,497	--	--
Total Investments in Securities:	$16,055,350,268	$12,589,455,012	$3,424,088,881	$41,806,375
Derivative Instruments:
Assets
Futures Contracts	$5,550,053	$5,550,053	$--	$--
Total Assets	$5,550,053	$5,550,053	$--	$--
Total Derivative Instruments:	$5,550,053	$5,550,053	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$5,550,053	$0
Total Equity Risk	5,550,053	0
Total Value of Derivatives	$5,550,053	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $112,093,525) — See accompanying schedule: Unaffiliated issuers (cost $11,573,900,267)	$15,125,616,444
Fidelity Central Funds (cost $697,521,915)	697,552,497
Other affiliated issuers (cost $250,838,504)	232,181,327
Total Investment in Securities (cost $12,522,260,686)		$16,055,350,268
Cash		44,227
Foreign currency held at value (cost $11,126,198)		11,117,222
Receivable for investments sold		59,979,269
Receivable for fund shares sold		3,606,088
Dividends receivable		23,820,020
Distributions receivable from Fidelity Central Funds		1,203,217
Receivable from investment adviser for expense reductions		194,274
Other receivables		2,885,496
Total assets		16,158,200,081
Liabilities
Payable for investments purchased
Regular delivery	$159,112,534
Delayed delivery	6,266,629
Payable for fund shares redeemed	6,737,743
Payable for daily variation margin on futures contracts	247,950
Other payables and accrued expenses	1,463,465
Collateral on securities loaned	116,447,722
Total liabilities		290,276,043
Net Assets		$15,867,924,038
Net Assets consist of:
Paid in capital		$12,645,118,293
Total distributable earnings (loss)		3,222,805,745
Net Assets, for 835,572,627 shares outstanding		$15,867,924,038
Net Asset Value, offering price and redemption price per share ($15,867,924,038 ÷ 835,572,627 shares)		$18.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends (including $3,374,494 earned from other affiliated issuers)		$138,664,871
Interest		106,758
Income from Fidelity Central Funds		5,463,903
Income before foreign taxes withheld		144,235,532
Less foreign taxes withheld		(15,182,540)
Total income		129,052,992
Expenses
Custodian fees and expenses	2,732,524
Independent trustees' fees and expenses	39,627
Commitment fees	20,525
Total expenses before reductions	2,792,676
Expense reductions	(1,703,170)
Total expenses after reductions		1,089,506
Net investment income (loss)		127,963,486
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(242,513,520)
Fidelity Central Funds	(29,396)
Other affiliated issuers	1,224,513
Foreign currency transactions	(2,621,547)
Futures contracts	4,436,024
Total net realized gain (loss)		(239,503,926)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,382,856,721
Fidelity Central Funds	30,582
Other affiliated issuers	101,259,610
Assets and liabilities in foreign currencies	227,082
Futures contracts	10,811,646
Total change in net unrealized appreciation (depreciation)		2,495,185,641
Net gain (loss)		2,255,681,715
Net increase (decrease) in net assets resulting from operations		$2,383,645,201

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,963,486	$321,247,606
Net realized gain (loss)	(239,503,926)	827,680,253
Change in net unrealized appreciation (depreciation)	2,495,185,641	(3,331,746,454)
Net increase (decrease) in net assets resulting from operations	2,383,645,201	(2,182,818,595)
Distributions to shareholders	(1,185,081,846)	(442,387,354)
Share transactions
Proceeds from sales of shares	774,007,568	2,738,486,790
Reinvestment of distributions	1,185,081,846	442,387,354
Cost of shares redeemed	(887,538,117)	(2,705,305,537)
Net increase (decrease) in net assets resulting from share transactions	1,071,551,297	475,568,607
Total increase (decrease) in net assets	2,270,114,652	(2,149,637,342)
Net Assets
Beginning of period	13,597,809,386	15,747,446,728
End of period	$15,867,924,038	$13,597,809,386
Other Information
Shares
Sold	42,556,645	137,281,893
Issued in reinvestment of distributions	72,129,145	21,392,038
Redeemed	(49,206,566)	(126,152,959)
Net increase (decrease)	65,479,224	32,520,972

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.66	$21.35	$16.79	$15.31	$17.77	$17.56
Income from Investment Operations
Net investment income (loss)A	.16	.45	.30	.19	.21B	.21
Net realized and unrealized gain (loss)	2.72	(3.52)	4.49	1.47	(2.53)	.17
Total from investment operations	2.88	(3.07)	4.79	1.66	(2.32)	.38
Distributions from net investment income	(.41)	(.39)	(.19)	(.18)	(.14)	(.17)
Distributions from net realized gain	(1.14)	(.23)	(.04)	–	–	(.01)
Total distributions	(1.55)	(.62)	(.23)	(.18)	(.14)	(.17)C
Net asset value, end of period	$18.99	$17.66	$21.35	$16.79	$15.31	$17.77
Total ReturnD,E	17.66%	(14.82)%	29.04%	11.02%	(13.14)%	2.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%	.59%	1.03%	1.04%	1.06%
Expenses net of fee waivers, if any	.01%H	.01%	.57%	1.03%	1.04%	1.06%
Expenses net of all reductions	.01%H	.01%	.56%	1.03%	1.03%	1.06%
Net investment income (loss)	1.74%H	2.16%	1.63%	1.24%	1.29%B	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$15,867,924	$13,597,809	$15,747,447	$6,998,219	$5,571,493	$4,837,497
Portfolio turnover rateI	60%H	64%	56%	45%	64%	93%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.006 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
United States of America*	21.4%
Japan	13.6%
Switzerland	10.0%
Germany	8.8%
United Kingdom	6.3%
Sweden	5.0%
France	3.9%
Hong Kong	3.5%
Spain	3.4%
Other	24.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	97.8
Short-Term Investments and Net Other Assets (Liabilities)	2.2

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	5.4
SAP SE (Germany, Software)	4.0
AIA Group Ltd. (Hong Kong, Insurance)	3.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.4
CSL Ltd. (Australia, Biotechnology)	3.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.3
Keyence Corp. (Japan, Electronic Equipment & Components)	3.0
MasterCard, Inc. Class A (United States of America, IT Services)	2.9
Visa, Inc. Class A (United States of America, IT Services)	2.6
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	2.4
33.8

Top Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	22.6
Information Technology	22.2
Financials	15.1
Health Care	9.6
Consumer Discretionary	8.3
Materials	7.6
Consumer Staples	7.2
Communication Services	3.7
Real Estate	1.1
Energy	0.4

Fidelity® Series International Growth Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 3.3%
CSL Ltd.	3,656,838	$511,891,211
Austria - 1.0%
Andritz AG (a)	3,192,760	152,192,484
Bailiwick of Jersey - 1.1%
Experian PLC	5,880,600	171,177,876
Belgium - 0.7%
KBC Groep NV	1,457,451	107,921,379
Brazil - 0.5%
BM&F BOVESPA SA	6,493,800	57,053,227
Itau Unibanco Holding SA	2,269,500	16,987,535

TOTAL BRAZIL		74,040,762

Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,376,300	81,147,971
Canadian National Railway Co.	926,200	86,031,446
Canadian Pacific Railway Ltd.	393,100	88,077,052
Franco-Nevada Corp.	1,015,700	72,775,280
Pason Systems, Inc.	2,004,369	29,847,848
PrairieSky Royalty Ltd. (b)	2,273,200	32,765,165

TOTAL CANADA		390,644,762

Cayman Islands - 1.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,139,600	211,475,572
Denmark - 0.3%
Jyske Bank A/S (Reg.)	1,213,600	48,880,934
Finland - 0.2%
Tikkurila Oyj	1,797,108	30,073,294
France - 3.9%
Edenred SA (b)	3,053,200	143,861,948
Elis SA	2,137,452	38,118,122
Legrand SA	1,846,700	135,708,872
Safran SA	1,969,600	287,091,115

TOTAL FRANCE		604,780,057

Germany - 8.8%
Deutsche Borse AG	1,046,000	139,768,985
Linde PLC	1,710,212	307,675,075
MTU Aero Engines Holdings AG	809,200	190,323,452
SAP SE	4,740,984	611,151,936
Vonovia SE	2,317,500	115,591,227

TOTAL GERMANY		1,364,510,675

Hong Kong - 3.5%
AIA Group Ltd.	52,567,200	538,258,461
India - 1.2%
Housing Development Finance Corp. Ltd.	6,598,866	189,025,624
Ireland - 2.2%
CRH PLC sponsored ADR	7,873,006	264,926,652
James Hardie Industries PLC CDI	5,902,101	80,218,028

TOTAL IRELAND		345,144,680

Italy - 0.7%
Interpump Group SpA	2,954,749	110,954,276
Japan - 13.6%
Azbil Corp.	3,650,500	87,399,645
DENSO Corp.	3,454,200	150,484,605
East Japan Railway Co.	1,893,800	177,912,985
Fanuc Corp. (c)	937,900	176,208,491
Hoya Corp.	3,096,224	217,217,923
Keyence Corp. (c)	752,500	466,922,214
Komatsu Ltd.	5,096,200	131,636,935
Misumi Group, Inc.	6,989,500	180,580,645
Nabtesco Corp.	3,136,700	95,456,825
OSG Corp.	3,875,200	77,542,267
SHO-BOND Holdings Co. Ltd. (d)	1,459,200	100,078,890
USS Co. Ltd.	12,674,900	241,903,473

TOTAL JAPAN		2,103,344,898

Kenya - 0.4%
Safaricom Ltd.	238,150,500	66,277,178
Korea (South) - 0.4%
BGF Retail Co. Ltd.	323,987	60,816,625
Netherlands - 3.3%
ASML Holding NV (Netherlands)	2,444,300	508,662,899
New Zealand - 0.5%
Auckland International Airport Ltd.	14,862,831	79,117,272
Norway - 0.8%
Adevinta ASA Class B	4,499,491	44,267,634
Schibsted ASA (B Shares)	2,992,191	71,584,098

TOTAL NORWAY		115,851,732

South Africa - 1.9%
Clicks Group Ltd.	7,046,019	96,373,581
Naspers Ltd. Class N	770,410	198,188,386

TOTAL SOUTH AFRICA		294,561,967

Spain - 3.4%
Amadeus IT Holding SA Class A	4,444,700	353,548,649
Grifols SA ADR	3,051,287	58,401,633
Merlin Properties Socimi SA	2,823,600	38,478,440
Prosegur Compania de Seguridad SA (Reg.)	15,251,589	79,338,473

TOTAL SPAIN		529,767,195

Sweden - 5.0%
ASSA ABLOY AB (B Shares)	16,986,617	363,132,554
Atlas Copco AB (A Shares) (b)	7,011,800	218,868,477
Epiroc AB Class A	10,395,800	107,467,644
Fagerhult AB	3,151,109	26,915,127
Loomis AB (B Shares)	1,324,300	48,995,509

TOTAL SWEDEN		765,379,311

Switzerland - 10.0%
Nestle SA (Reg. S)	8,672,445	834,962,643
Roche Holding AG (participation certificate)	1,955,481	515,979,800
Schindler Holding AG:
(participation certificate)	704,326	151,931,748
(Reg.)	154,309	32,771,449

TOTAL SWITZERLAND		1,535,645,640

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	23,883,000	200,515,948
United Kingdom - 6.3%
BAE Systems PLC	9,233,800	59,348,238
Elementis PLC	15,468,883	32,778,563
Informa PLC	10,085,988	102,455,079
InterContinental Hotel Group PLC ADR (b)	4,488,502	296,734,867
Prudential PLC	11,617,238	263,959,698
Rightmove PLC	10,618,100	74,851,489
Shaftesbury PLC	3,555,100	39,845,134
Spectris PLC	2,873,394	102,964,970

TOTAL UNITED KINGDOM		972,938,038

United States of America - 19.2%
Alphabet, Inc. Class A (a)	205,094	245,899,502
Autoliv, Inc. (b)	1,410,327	110,696,566
Berkshire Hathaway, Inc. Class B (a)	881,950	191,127,385
Black Knight, Inc. (a)	1,748,400	98,644,728
Marsh & McLennan Companies, Inc.	1,710,642	161,296,434
Martin Marietta Materials, Inc.	802,366	178,045,015
MasterCard, Inc. Class A	1,752,310	445,507,294
Mohawk Industries, Inc. (a)	453,415	61,777,794
Moody's Corp.	876,900	172,416,078
MSCI, Inc.	951,900	214,539,222
PayPal Holdings, Inc. (a)	842,700	95,031,279
PriceSmart, Inc.	647,664	38,736,784
ResMed, Inc.	1,599,200	167,132,392
S&P Global, Inc.	836,271	184,531,559
Sherwin-Williams Co.	422,700	192,256,641
Visa, Inc. Class A	2,434,196	400,254,848

TOTAL UNITED STATES OF AMERICA		2,957,893,521

TOTAL COMMON STOCKS
(Cost $9,950,492,091)		15,041,744,271

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itau Unibanco Holding SA
(Cost $56,696,907)	6,711,450	57,904,250

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.49% (e)	279,913,386	279,969,369
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	145,880,905	145,895,493
TOTAL MONEY MARKET FUNDS
(Cost $425,862,774)		425,864,862
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $10,433,051,772)		15,525,513,383
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(82,888,076)
NET ASSETS - 100%		$15,442,625,307

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,493,740
Fidelity Securities Lending Cash Central Fund	615,711
Total	$5,109,451

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SHO-BOND Holdings Co. Ltd.	$103,974,547	$--	$--	$595,187	$--	$(3,895,657)	$100,078,890
Total	$103,974,547	$--	$--	$595,187	$--	$(3,895,657)	$100,078,890

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$561,067,346	$561,067,346	$--	$--
Consumer Discretionary	1,271,261,263	1,073,072,877	198,188,386	--
Consumer Staples	1,112,037,604	277,074,961	834,962,643	--
Energy	62,613,013	62,613,013	--	--
Financials	2,343,670,771	1,401,683,627	941,987,144	--
Health Care	1,470,622,959	954,643,159	515,979,800	--
Industrials	3,510,840,172	1,919,998,206	1,590,841,966	--
Information Technology	3,414,872,044	2,603,204,160	811,667,884	--
Materials	1,158,748,548	1,158,748,548	--	--
Real Estate	193,914,801	193,914,801	--	--
Money Market Funds	425,864,862	425,864,862	--	--
Total Investments in Securities:	$15,525,513,383	$10,631,885,560	$4,893,627,823	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $139,454,034) — See accompanying schedule: Unaffiliated issuers (cost $9,964,853,958)	$14,999,569,631
Fidelity Central Funds (cost $425,862,774)	425,864,862
Other affiliated issuers (cost $42,335,040)	100,078,890
Total Investment in Securities (cost $10,433,051,772)		$15,525,513,383
Foreign currency held at value (cost $6,629)		6,625
Receivable for investments sold		1,307,309
Receivable for fund shares sold		2,055,789
Dividends receivable		89,926,278
Distributions receivable from Fidelity Central Funds		651,142
Total assets		15,619,460,526
Liabilities
Payable for investments purchased
Regular delivery	$7,439,556
Delayed delivery	13,680,560
Payable for fund shares redeemed	9,415,536
Other payables and accrued expenses	432,027
Collateral on securities loaned	145,867,540
Total liabilities		176,835,219
Net Assets		$15,442,625,307
Net Assets consist of:
Paid in capital		$10,185,373,806
Total distributable earnings (loss)		5,257,251,501
Net Assets, for 970,943,496 shares outstanding		$15,442,625,307
Net Asset Value, offering price and redemption price per share ($15,442,625,307 ÷ 970,943,496 shares)		$15.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends (including $595,187 earned from other affiliated issuers)		$151,950,847
Non-Cash dividends		28,884,023
Income from Fidelity Central Funds		5,109,451
Income before foreign taxes withheld		185,944,321
Less foreign taxes withheld		(14,187,157)
Total income		171,757,164
Expenses
Custodian fees and expenses	$626,390
Independent trustees' fees and expenses	39,089
Commitment fees	20,113
Total expenses before reductions	685,592
Expense reductions	(1,364)
Total expenses after reductions		684,228
Net investment income (loss)		171,072,936
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,236,911
Fidelity Central Funds	(4,005)
Foreign currency transactions	(799,647)
Total net realized gain (loss)		50,433,259
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,725,765,671
Fidelity Central Funds	2,088
Other affiliated issuers	(3,895,657)
Assets and liabilities in foreign currencies	(1,215,839)
Total change in net unrealized appreciation (depreciation)		1,720,656,263
Net gain (loss)		1,771,089,522
Net increase (decrease) in net assets resulting from operations		$1,942,162,458

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$171,072,936	$271,551,901
Net realized gain (loss)	50,433,259	663,014,677
Change in net unrealized appreciation (depreciation)	1,720,656,263	(1,606,402,204)
Net increase (decrease) in net assets resulting from operations	1,942,162,458	(671,835,626)
Distributions to shareholders	(924,506,492)	(460,665,652)
Share transactions
Proceeds from sales of shares	721,216,722	2,006,174,828
Reinvestment of distributions	924,506,492	460,665,652
Cost of shares redeemed	(1,334,353,891)	(2,005,553,650)
Net increase (decrease) in net assets resulting from share transactions	311,369,323	461,286,830
Total increase (decrease) in net assets	1,329,025,289	(671,214,448)
Net Assets
Beginning of period	14,113,600,018	14,784,814,466
End of period	$15,442,625,307	$14,113,600,018
Other Information
Shares
Sold	48,635,185	126,128,565
Issued in reinvestment of distributions	68,583,568	29,082,428
Redeemed	(89,961,624)	(122,800,370)
Net increase (decrease)	27,257,129	32,410,623

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Growth Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.96	$16.22	$13.37	$14.28	$14.17	$13.95
Income from Investment Operations
Net investment income (loss)A	.18	.30	.21	.17B	.15	.17
Net realized and unrealized gain (loss)	1.76	(1.05)	2.97	(.60)	.36	.20
Total from investment operations	1.94	(.75)	3.18	(.43)	.51	.37
Distributions from net investment income	(.28)	(.24)	(.16)	(.16)	(.19)	(.10)
Distributions from net realized gain	(.72)	(.27)	(.17)	(.33)	(.21)	(.05)
Total distributions	(1.00)	(.51)	(.33)	(.48)C	(.40)	(.15)
Net asset value, end of period	$15.90	$14.96	$16.22	$13.37	$14.28	$14.17
Total ReturnD,E	14.18%	(4.82)%	24.42%	(3.10)%	3.65%	2.66%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.01%	.51%	.94%	.92%	.97%
Expenses net of fee waivers, if any	.01%H	.01%	.51%	.94%	.91%	.97%
Expenses net of all reductions	.01%H	- %I	.51%	.94%	.91%	.97%
Net investment income (loss)	2.40%H	1.84%	1.41%	1.27%B	1.06%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$15,442,625	$14,113,600	$14,784,814	$5,618,983	$5,563,674	$6,049,347
Portfolio turnover rateJ	24%H	33%	23%	26%	24%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

 C Total distributions of $.48 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $.326 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	34.2%
United Kingdom	18.0%
United States of America*	7.0%
Germany	5.5%
Sweden	4.8%
Netherlands	2.6%
Israel	2.5%
Belgium	2.3%
Denmark	2.3%
Other	20.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	94.8
Short-Term Investments and Net Other Assets (Liabilities)	5.2

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.8
CompuGroup Medical AG (Germany, Health Care Technology)	2.4
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.3
Azbil Corp. (Japan, Electronic Equipment & Components)	2.3
OBIC Co. Ltd. (Japan, IT Services)	2.2
USS Co. Ltd. (Japan, Specialty Retail)	1.8
Dechra Pharmaceuticals PLC (United Kingdom, Pharmaceuticals)	1.6
Nihon Parkerizing Co. Ltd. (Japan, Chemicals)	1.6
Lasertec Corp. (Japan, Semiconductors & Semiconductor Equipment)	1.4
SHO-BOND Holdings Co. Ltd. (Japan, Construction & Engineering)	1.4
19.8

Top Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	23.1
Information Technology	15.0
Health Care	12.9
Consumer Discretionary	10.2
Consumer Staples	7.8
Financials	6.8
Materials	6.4
Communication Services	5.8
Real Estate	4.3
Energy	2.4

Fidelity® Series International Small Cap Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Australia - 1.1%
Bapcor Ltd.	1,319,707	$5,293,563
Beacon Lighting Group Ltd.	6,633,510	4,851,654
DuluxGroup Ltd.	1,489,300	10,236,350
Imdex Ltd.	17,435,670	12,782,927
Nanosonics Ltd. (a)	678,844	2,364,042
Quintis Ltd. (a)(b)(c)	9,242,850	65
Reckon Ltd. (d)	5,931,484	2,947,887
Sigma Healthcare Ltd.	1,795,948	664,678
SomnoMed Ltd. (a)	305,402	376,763

TOTAL AUSTRALIA		39,517,929

Austria - 1.1%
Andritz AG	452,824	21,585,214
EVN AG	255,100	3,805,398
IMMOFINANZ Immobilien Anlagen AG	280,582	7,190,913
Wienerberger AG	220,100	5,050,841

TOTAL AUSTRIA		37,632,366

Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC (e)	4,317,632	20,940,515
Belgium - 2.3%
Barco NV	182,000	32,334,382
Econocom Group SA (b)	2,600,266	10,802,562
KBC Ancora	765,941	39,002,206

TOTAL BELGIUM		82,139,150

Brazil - 0.2%
Sul America SA unit	879,702	6,999,746
Canada - 2.1%
ECN Capital Corp.	3,248,700	10,403,018
McCoy Global, Inc. (a)	1,110,050	662,865
MTY Food Group, Inc.	109,600	4,528,148
New Look Vision Group, Inc.	694,700	16,002,420
Pason Systems, Inc.	1,151,000	17,139,994
PrairieSky Royalty Ltd.	948,900	13,677,136
ShawCor Ltd. Class A	489,800	7,268,212
Total Energy Services, Inc.	358,600	2,623,184

TOTAL CANADA		72,304,977

Cayman Islands - 0.4%
SITC International Holdings Co. Ltd.	3,861,000	4,099,802
Value Partners Group Ltd.	11,815,817	8,886,564

TOTAL CAYMAN ISLANDS		12,986,366

China - 0.4%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	5,740,100	13,551,440
Denmark - 2.3%
Jyske Bank A/S (Reg.)	357,819	14,412,102
Netcompany Group A/S (e)	334,495	11,929,918
SimCorp A/S	278,400	27,290,837
Spar Nord Bank A/S	2,988,581	25,681,960

TOTAL DENMARK		79,314,817

Finland - 0.6%
Olvi PLC (A Shares)	228,000	8,451,705
Tikkurila Oyj	850,264	14,228,549

TOTAL FINLAND		22,680,254

France - 2.0%
Cegedim SA (a)	58,251	1,695,426
Elis SA	1,803,121	32,155,850
Laurent-Perrier Group SA	135,868	14,385,573
Somfy SA	27,200	2,465,008
STEF-TFE Group	24,910	2,358,056
Vetoquinol SA	297,227	18,668,709

TOTAL FRANCE		71,728,622

Germany - 4.7%
CompuGroup Medical AG	1,273,012	84,240,806
CTS Eventim AG	651,195	33,334,558
JOST Werke AG (e)	79,379	2,924,684
Nexus AG	618,016	17,675,752
SMA Solar Technology AG (b)	148,362	3,374,649
WashTec AG	275,087	21,628,484

TOTAL GERMANY		163,178,933

Greece - 0.9%
Fourlis Holdings SA	1,287,902	7,800,359
Motor Oil (HELLAS) Corinth Refineries SA	690,500	17,611,330
Mytilineos Holdings SA	482,600	5,231,511

TOTAL GREECE		30,643,200

India - 0.4%
Embassy Office Parks (REIT) (a)	1,909,600	8,785,361
Jyothy Laboratories Ltd.	2,762,490	7,123,684

TOTAL INDIA		15,909,045

Ireland - 1.3%
Cairn Homes PLC (a)	2,398,100	3,448,207
FBD Holdings PLC	1,318,227	13,336,281
Green REIT PLC	5,227,578	9,932,348
James Hardie Industries PLC CDI	951,880	12,937,416
Mincon Group PLC	1,595,044	2,039,462
Total Produce PLC	1,472,600	2,626,152
United Drug PLC (United Kingdom)	191,000	1,636,350

TOTAL IRELAND		45,956,216

Israel - 2.5%
Azrieli Group	132,479	7,540,877
Ituran Location & Control Ltd. (d)	1,288,564	47,380,498
Strauss Group Ltd.	1,229,855	31,355,244

TOTAL ISRAEL		86,276,619

Italy - 1.3%
Interpump Group SpA	1,199,476	45,041,725
Japan - 34.2%
Ai Holdings Corp.	570,600	9,271,386
Aoki Super Co. Ltd.	192,900	4,467,723
Arcland Service Holdings Co. Ltd.	173,200	3,077,003
Artnature, Inc.	1,415,300	7,966,184
Asante, Inc.	381,000	7,421,967
Aucnet, Inc.	542,900	6,150,544
Azbil Corp.	3,317,600	79,429,411
Bank of Kyoto Ltd.	154,907	6,674,928
Broadleaf Co. Ltd. (f)	2,852,800	14,623,177
Central Automotive Products Ltd.	121,079	1,849,961
Chugoku Marine Paints Ltd.	275,000	2,592,127
Coca-Cola West Co. Ltd.	407,650	10,016,051
Daiichikosho Co. Ltd.	709,200	34,633,942
Daikokutenbussan Co. Ltd. (g)	539,400	18,473,100
Funai Soken Holdings, Inc. (g)	628,500	16,209,709
GCA Savvian Group Corp. (b)	1,719,487	12,642,038
Genky DrugStores Co. Ltd. (b)	176,600	4,131,421
GMO Internet, Inc.	462,162	7,131,886
Goldcrest Co. Ltd.	1,511,010	19,817,636
Iwatsuka Confectionary Co. Ltd.	115,800	4,251,735
Kamigumi Co. Ltd.	244,950	5,831,567
Kobayashi Pharmaceutical Co. Ltd.	305,600	24,306,441
Koshidaka Holdings Co. Ltd.	2,583,200	35,943,804
Kusuri No Aoki Holdings Co. Ltd.	359,300	25,223,089
Lasertec Corp.	1,110,800	50,157,763
Medikit Co. Ltd.	261,400	13,352,179
Mirait Holdings Corp.	379,600	5,557,948
Miroku Jyoho Service Co., Ltd.	428,300	11,488,491
Misumi Group, Inc.	1,224,500	31,636,169
Mitsuboshi Belting Ltd. (f)	410,500	7,760,788
Monex Group, Inc. (b)	2,321,893	7,045,198
Nabtesco Corp.	1,158,500	35,255,757
Nagaileben Co. Ltd.	1,560,600	35,010,004
Nakanishi, Inc.	55,500	1,062,718
ND Software Co. Ltd.	231,036	3,511,324
Nichias Corp.	193,700	3,724,632
Nihon Parkerizing Co. Ltd.	4,364,300	56,691,432
Nitto Kohki Co. Ltd.	182,900	3,761,604
NOF Corp.	120,000	4,260,514
NS Tool Co. Ltd. (f)	466,500	10,632,825
OBIC Co. Ltd.	663,200	76,563,149
Okamoto Industries, Inc.	210,800	10,881,099
OSG Corp.	2,343,500	46,893,142
PALTAC Corp.	218,500	11,984,694
Paramount Bed Holdings Co. Ltd.	943,660	44,220,164
ProNexus, Inc. (g)	1,061,400	12,605,882
S Foods, Inc.	177,100	6,089,079
San-Ai Oil Co. Ltd.	2,413,900	20,326,210
SCSK Corp.	70,000	3,311,639
Sekisui Jushi Corp. (f)	231,300	4,460,096
Shinko Plantech Co. Ltd.	138,200	1,440,372
Shinsei Bank Ltd.	582,331	8,060,994
SHO-BOND Holdings Co. Ltd.	693,600	47,570,394
Shoei Co. Ltd. (d)	948,200	41,240,891
SK Kaken Co. Ltd.	46,500	19,076,709
Software Service, Inc.	232,300	20,624,328
Techno Medica Co. Ltd.	283,000	5,355,393
The Monogatari Corp.	152,300	12,168,140
TKC Corp.	421,900	16,456,354
Tocalo Co. Ltd.	1,495,000	12,226,267
Toshiba Plant Systems & Services Corp.	225,700	4,036,038
Tsuruha Holdings, Inc.	48,270	4,103,567
USS Co. Ltd.	3,304,200	63,061,441
Welcia Holdings Co. Ltd.	537,485	21,109,537
Workman Co. Ltd.	564,600	27,268,262
Yamato Kogyo Co. Ltd.	336,500	9,288,904
Yuasa Trading Co. Ltd.	121,900	3,463,472

TOTAL JAPAN		1,196,932,393

Korea (South) - 0.8%
BGF Retail Co. Ltd.	115,410	21,663,976
Leeno Industrial, Inc.	157,283	7,728,961

TOTAL KOREA (SOUTH)		29,392,937

Luxembourg - 0.2%
B&M European Value Retail SA	1,340,231	6,894,524
Mexico - 0.2%
Consorcio ARA S.A.B. de CV	21,472,120	5,753,761
Genomma Lab Internacional SA de CV (a)	1,109,000	891,517

TOTAL MEXICO		6,645,278

Netherlands - 2.6%
Aalberts Industries NV	1,147,500	45,046,260
Arcadis NV (b)	168,032	3,171,861
Arcadis NV rights (a)(f)	168,032	88,578
Intertrust NV (e)	353,960	6,713,296
PostNL NV	1,980,281	5,128,481
PostNL NV rights 10/24/19 (a)(b)(f)	1,980,281	377,584
RHI Magnesita NV	19,491	1,261,155
RHI Magnesita NV	12,748	787,114
Takeaway.com Holding BV (a)(e)	245,678	21,134,873
Van Lanschot NV (Bearer)	301,760	7,835,210

TOTAL NETHERLANDS		91,544,412

New Zealand - 0.1%
EBOS Group Ltd.	156,813	2,243,432
Norway - 1.9%
ABG Sundal Collier ASA	4,033,578	2,010,372
Adevinta ASA Class A (a)	128,966	1,300,804
Borregaard ASA	290,000	2,942,874
Kongsberg Gruppen ASA	2,395,661	34,709,865
Schibsted ASA (A Shares)	79,266	2,080,084
Skandiabanken ASA (e)	2,417,154	23,786,446

TOTAL NORWAY		66,830,445

Philippines - 0.5%
Jollibee Food Corp.	2,745,490	16,156,806
Pilipinas Shell Petroleum Corp.	3,503,850	3,059,776

TOTAL PHILIPPINES		19,216,582

Singapore - 0.1%
Boustead Singapore Ltd.	7,474,200	4,423,742
Hour Glass Ltd.	1,558,300	899,394

TOTAL SINGAPORE		5,323,136

South Africa - 0.9%
Clicks Group Ltd.	2,216,453	30,316,057
Spain - 1.8%
Merlin Properties Socimi SA	1,322,300	18,019,564
Prosegur Cash SA (e)	1,120,441	2,402,785
Prosegur Compania de Seguridad SA (Reg.)	8,074,164	42,001,646

TOTAL SPAIN		62,423,995

Sweden - 4.8%
Addlife AB	915,356	24,556,911
AddTech AB (B Shares)	1,465,310	35,640,538
Fagerhult AB (b)	2,246,805	19,191,035
Granges AB	215,000	2,334,358
Lagercrantz Group AB (B Shares)	2,151,041	26,202,903
Loomis AB (B Shares)	795,300	29,423,943
MIPS AB	244,200	3,946,379
Saab AB (B Shares) (b)	776,250	25,554,056

TOTAL SWEDEN		166,850,123

Switzerland - 1.3%
EDAG Engineering Group AG	200,200	3,143,620
Tecan Group AG	145,663	32,822,243
VZ Holding AG	33,825	8,265,788

TOTAL SWITZERLAND		44,231,651

Taiwan - 0.4%
Addcn Technology Co. Ltd.	1,655,570	14,572,359
United Kingdom - 18.0%
Alliance Pharma PLC	20,695,866	21,212,104
Ascential PLC	6,299,086	29,291,153
Avon Rubber PLC	963,077	18,511,264
BCA Marketplace PLC	1,628,900	4,379,864
Cineworld Group PLC	5,036,700	20,885,785
Countrywide PLC (a)	15,385,715	1,304,093
Dechra Pharmaceuticals PLC	1,634,563	56,697,106
DP Poland PLC (a)(d)	14,923,300	1,780,588
Elementis PLC	15,671,290	33,207,463
GetBusy PLC (a)	2,405,905	925,504
Great Portland Estates PLC	3,833,088	37,717,524
H&T Group PLC	1,786,305	7,325,780
Hill & Smith Holdings PLC	303,841	5,055,623
Hilton Food Group PLC	1,028,638	13,628,054
Howden Joinery Group PLC	1,662,300	11,011,607
Informa PLC	1,960,738	19,917,490
InterContinental Hotel Group PLC ADR	251,634	16,635,524
ITE Group PLC	15,460,833	14,596,511
LSL Property Services PLC	2,448,480	8,492,896
Luxfer Holdings PLC sponsored	155,000	3,721,550
Majestic Wine PLC	705,510	2,368,961
Mears Group PLC	1,511,110	4,729,170
Metro Bank PLC (a)(b)	286,572	2,802,674
Mitie Group PLC	1,797,758	3,073,346
Network International Holdings PLC (e)	857,200	5,823,680
Polypipe Group PLC	242,314	1,389,037
Rightmove PLC	4,510,370	31,795,510
Shaftesbury PLC	3,009,755	33,732,973
Spectris PLC	2,219,461	79,531,987
Spirax-Sarco Engineering PLC	910,628	97,965,361
Ted Baker PLC	234,700	4,921,265
Topps Tiles PLC	9,714,845	9,551,791
Tullett Prebon PLC	1,961,753	7,193,450
Ultra Electronics Holdings PLC	837,300	17,382,080

TOTAL UNITED KINGDOM		628,558,768

United States of America - 1.8%
Autoliv, Inc.	132,700	10,415,623
Martin Marietta Materials, Inc.	64,580	14,330,302
Morningstar, Inc.	73,500	10,543,575
PriceSmart, Inc.	231,457	13,843,443
ResMed, Inc.	135,400	14,150,654

TOTAL UNITED STATES OF AMERICA		63,283,597

TOTAL COMMON STOCKS
(Cost $2,348,920,782)		3,282,061,609

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.2%
Banco ABC Brasil SA	1,656,743	8,218,013
Germany - 0.8%
Sartorius AG (non-vtg.)	151,355	27,704,794
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $10,496,757)		35,922,807

Money Market Funds - 8.6%
Fidelity Cash Central Fund, 2.49% (h)	270,296,477	270,350,536
Fidelity Securities Lending Cash Central Fund 2.49% (h)(i)	29,735,997	29,738,971
TOTAL MONEY MARKET FUNDS
(Cost $300,088,547)		300,089,507
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $2,659,506,086)		3,618,073,923
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(117,694,173)
NET ASSETS - 100%		$3,500,379,750

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated company

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,656,197 or 2.7% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,875,992
Fidelity Securities Lending Cash Central Fund	449,330
Total	$3,325,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DP Poland PLC	$2,732,613	$622,802	$--	$--	$--	$(1,574,827)	$1,780,588
Ituran Location & Control Ltd.	42,223,022	1,771,839	--	444,555	--	3,385,637	47,380,498
Reckon Ltd.	3,045,276	--	--	--	--	(97,389)	2,947,887
Shoei Co. Ltd.	35,572,615	1,229,646	--	7,224	--	4,438,630	41,240,891
Total	$83,573,526	$3,624,287	$--	$451,779	$--	$6,152,051	$93,349,864

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$201,107,392	$201,107,392	$--	$--
Consumer Discretionary	360,629,754	356,683,375	3,946,379	--
Consumer Staples	275,900,776	275,900,776	--	--
Energy	83,809,079	83,809,079	--	--
Financials	239,352,808	239,352,808	--	--
Health Care	451,677,912	424,877,569	26,800,343	--
Industrials	811,037,142	701,227,570	109,809,572	--
Information Technology	520,184,148	493,981,245	26,202,903	--
Materials	217,945,822	215,611,399	2,334,358	65
Real Estate	152,534,185	152,534,185	--	--
Utilities	3,805,398	3,805,398	--	--
Money Market Funds	300,089,507	300,089,507	--	--
Total Investments in Securities:	$3,618,073,923	$3,448,980,303	$169,093,555	$65

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $27,445,601) — See accompanying schedule: Unaffiliated issuers (cost $2,304,158,181)	$3,224,634,552
Fidelity Central Funds (cost $300,088,547)	300,089,507
Other affiliated issuers (cost $55,259,358)	93,349,864
Total Investment in Securities (cost $2,659,506,086)		$3,618,073,923
Cash		187,893
Foreign currency held at value (cost $155,945)		155,946
Receivable for investments sold
Regular delivery		286,858
Delayed delivery		756,149
Receivable for fund shares sold		240,300
Dividends receivable		15,103,285
Distributions receivable from Fidelity Central Funds		519,549
Total assets		3,635,323,903
Liabilities
Payable for investments purchased
Regular delivery	$1,199,538
Delayed delivery	1,262,178
Payable for fund shares redeemed	102,022,514
Other payables and accrued expenses	722,163
Collateral on securities loaned	29,737,760
Total liabilities		134,944,153
Net Assets		$3,500,379,750
Net Assets consist of:
Paid in capital		$2,521,416,346
Total distributable earnings (loss)		978,963,404
Net Assets, for 215,706,287 shares outstanding		$3,500,379,750
Net Asset Value, offering price and redemption price per share ($3,500,379,750 ÷ 215,706,287 shares)		$16.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends (including $451,779 earned from other affiliated issuers)		$28,578,588
Non-Cash dividends		7,314,165
Income from Fidelity Central Funds		3,325,322
Income before foreign taxes withheld		39,218,075
Less foreign taxes withheld		(2,959,872)
Total income		36,258,203
Expenses
Custodian fees and expenses	$179,554
Independent trustees' fees and expenses	9,165
Commitment fees	4,718
Total expenses		193,437
Net investment income (loss)		36,064,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,454,607
Fidelity Central Funds	(1,126)
Foreign currency transactions	(33,358)
Total net realized gain (loss)		35,420,123
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $93,169)	235,754,884
Fidelity Central Funds	960
Other affiliated issuers	6,152,051
Assets and liabilities in foreign currencies	(11,994)
Total change in net unrealized appreciation (depreciation)		241,895,901
Net gain (loss)		277,316,024
Net increase (decrease) in net assets resulting from operations		$313,380,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,064,766	$74,161,206
Net realized gain (loss)	35,420,123	257,652,301
Change in net unrealized appreciation (depreciation)	241,895,901	(436,355,573)
Net increase (decrease) in net assets resulting from operations	313,380,790	(104,542,066)
Distributions to shareholders	(309,676,762)	(218,105,422)
Share transactions
Proceeds from sales of shares	292,378,361	326,419,558
Reinvestment of distributions	309,676,762	218,105,422
Cost of shares redeemed	(330,881,710)	(568,536,120)
Net increase (decrease) in net assets resulting from share transactions	271,173,413	(24,011,140)
Total increase (decrease) in net assets	274,877,441	(346,658,628)
Net Assets
Beginning of period	3,225,502,309	3,572,160,937
End of period	$3,500,379,750	$3,225,502,309
Other Information
Shares
Sold	18,885,096	18,009,759
Issued in reinvestment of distributions	21,746,964	12,463,167
Redeemed	(21,212,056)	(30,732,361)
Net increase (decrease)	19,420,004	(259,435)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.43	$18.17	$15.02	$16.11	$15.21	$15.75
Income from Investment Operations
Net investment income (loss)A	.17B	.38	.25	.15	.14	.14
Net realized and unrealized gain (loss)	1.18	(.99)	3.47	(.13)	1.10	(.11)
Total from investment operations	1.35	(.61)	3.72	.02	1.24	.03
Distributions from net investment income	(.37)	(.29)	(.15)	(.15)	(.14)	(.13)
Distributions from net realized gain	(1.18)	(.85)	(.42)	(.96)	(.20)	(.44)
Total distributions	(1.55)	(1.13)C	(.57)	(1.11)	(.34)	(.57)
Net asset value, end of period	$16.23	$16.43	$18.17	$15.02	$16.11	$15.21
Total ReturnD,E	9.53%	(3.72)%	25.87%	.02%	8.36%	.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.01%	.56%	1.06%	1.10%	1.18%
Expenses net of fee waivers, if any	.01%H	.01%	.56%	1.06%	1.10%	1.18%
Expenses net of all reductions	.01%H	.01%	.55%	1.05%	1.10%	1.18%
Net investment income (loss)	1.98%B,H	2.08%	1.52%	1.01%	.89%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$3,500,380	$3,225,502	$3,572,161	$1,303,650	$1,276,570	$1,330,809
Portfolio turnover rateI	23%H	14%	21%	21%	16%	18%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. This dividend is not annualized in the ratio of net investment income (loss) to average net assets. Excluding this dividend the ratio would have been 2.16%.

 C Total distributions of $1.13 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.848 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	23.3%
United Kingdom	18.1%
France	13.5%
Germany	9.1%
Switzerland	4.4%
Spain	4.0%
Italy	4.0%
Australia	3.6%
Netherlands	3.3%
Other*	16.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	98.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Total SA (France, Oil, Gas & Consumable Fuels)	3.0
BHP Billiton PLC (United Kingdom, Metals & Mining)	2.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.7
Banco Santander SA (Spain) (Spain, Banks)	2.1
Commonwealth Bank of Australia (Australia, Banks)	1.9
Sanofi SA (France, Pharmaceuticals)	1.9
VINCI SA (France, Construction & Engineering)	1.9
AXA SA (France, Insurance)	1.8
Enel SpA (Italy, Electric Utilities)	1.7
Lloyds Banking Group PLC (United Kingdom, Banks)	1.7
21.5

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	37.6
Industrials	10.7
Energy	10.6
Materials	8.7
Health Care	7.7
Information Technology	6.8
Consumer Discretionary	5.2
Communication Services	3.9
Consumer Staples	3.3
Real Estate	2.1

Fidelity® Series International Value Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 3.6%
Commonwealth Bank of Australia	5,262,421	$276,450,100
Insurance Australia Group Ltd.	19,424,985	107,905,908
Macquarie Group Ltd.	1,468,815	139,473,921

TOTAL AUSTRALIA		523,829,929

Austria - 0.8%
Erste Group Bank AG	3,007,800	120,435,681
Bailiwick of Jersey - 1.7%
Glencore Xstrata PLC	51,552,500	204,537,634
WPP PLC	3,792,600	47,323,295

TOTAL BAILIWICK OF JERSEY		251,860,929

Belgium - 1.1%
KBC Groep NV	2,217,600	164,208,916
Canada - 0.5%
Nutrien Ltd.	1,444,580	78,348,274
China - 0.7%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	8,427,000	102,006,016
Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	70,757	91,212,432
Finland - 1.8%
Nokia Corp.	23,044,200	121,088,304
Sampo Oyj (A Shares)	3,064,013	140,295,332

TOTAL FINLAND		261,383,636

France - 13.5%
Atos Origin SA (a)	682,484	70,255,209
AXA SA (a)	9,846,673	262,576,674
Bouygues SA (a)	1,965,498	73,939,016
Capgemini SA	1,010,005	122,458,016
Natixis SA	18,782,800	110,558,506
Sanofi SA (a)	3,108,090	271,178,683
Societe Generale Series A (a)	3,143,100	99,672,416
SR Teleperformance SA	559,700	107,535,206
Total SA (a)	7,855,873	436,713,863
VINCI SA(a)	2,680,237	270,693,880
Vivendi SA (a)	4,637,181	134,598,075

TOTAL FRANCE		1,960,179,544

Germany - 8.2%
Bayer AG	3,083,000	205,191,359
Brenntag AG	1,066,400	57,483,328
Continental AG	764,200	126,306,194
Hannover Reuck SE	1,063,600	160,330,298
HeidelbergCement Finance AG	1,555,300	125,598,563
Linde PLC	909,200	163,569,299
Rheinmetall AG	380,101	43,612,667
SAP SE	982,311	126,627,989
Vonovia SE	3,645,440	181,825,624

TOTAL GERMANY		1,190,545,321

Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	188,987,700	57,956,228
Ireland - 1.0%
CRH PLC	4,203,370	141,404,319
Italy - 4.0%
Assicurazioni Generali SpA	5,909,900	114,673,809
Enel SpA	38,614,200	244,511,434
Intesa Sanpaolo SpA	52,373,200	137,218,646
Mediobanca SpA	7,982,072	84,602,939

TOTAL ITALY		581,006,828

Japan - 23.3%
DENSO Corp.	2,509,200	109,315,029
Hitachi High-Technologies Corp.	1,413,700	62,819,830
Honda Motor Co. Ltd.	7,379,400	205,907,035
Hoya Corp.	1,956,800	137,280,776
Idemitsu Kosan Co. Ltd.	2,044,453	66,163,231
INPEX Corp.	6,540,200	63,467,446
Itochu Corp.	9,724,400	174,593,115
Japan Tobacco, Inc. (b)	4,685,500	108,270,768
Kao Corp.	1,447,400	111,184,540
Makita Corp.	2,040,900	74,201,221
Minebea Mitsumi, Inc.	7,185,000	127,065,398
Mitsubishi UFJ Financial Group, Inc.	44,026,300	218,437,638
Mitsui Fudosan Co. Ltd.	5,683,200	130,964,356
Nintendo Co. Ltd.	143,000	49,251,455
OBIC Co. Ltd.	1,289,000	148,808,654
Oracle Corp. Japan	1,133,100	77,408,241
ORIX Corp.	10,349,200	146,000,878
Recruit Holdings Co. Ltd.	2,860,900	85,496,980
Shin-Etsu Chemical Co. Ltd.	1,521,200	144,094,956
Shinsei Bank Ltd.	5,576,200	77,189,285
SoftBank Corp.	706,300	74,889,967
Sony Corp.	1,083,900	54,593,994
Sony Financial Holdings, Inc.	5,966,785	121,430,061
Subaru Corp.	3,100,400	75,718,284
Sumitomo Mitsui Financial Group, Inc.	5,524,900	200,809,308
Suzuki Motor Corp. (b)	1,060,500	48,219,691
T&D Holdings, Inc.	6,084,900	65,358,255
Taiheiyo Cement Corp. (b)	18,800	602,505
Takeda Pharmaceutical Co. Ltd.	4,680,622	172,723,028
Tokio Marine Holdings, Inc.	3,980,300	200,167,338
Tokyo Electron Ltd.	353,700	56,026,182

TOTAL JAPAN		3,388,459,445

Netherlands - 3.3%
AerCap Holdings NV (c)	1,731,400	85,946,696
ING Groep NV (Certificaten Van Aandelen)	13,095,534	167,099,390
Koninklijke Philips Electronics NV	2,520,232	108,228,162
Wolters Kluwer NV	1,601,661	111,701,581

TOTAL NETHERLANDS		472,975,829

Norway - 1.2%
Equinor ASA	7,799,567	173,982,656
Portugal - 0.6%
Galp Energia SGPS SA Class B	5,556,172	93,290,084
Singapore - 0.8%
United Overseas Bank Ltd.	5,407,500	110,646,809
Spain - 3.6%
Banco Santander SA (Spain)	61,279,424	310,079,916
CaixaBank SA	22,384,708	71,351,141
Cellnex Telecom SA (d)	1,823,000	56,065,038
Masmovil Ibercom SA (c)	2,519,260	55,212,264
Unicaja Banco SA (d)	30,752,247	35,319,522

TOTAL SPAIN		528,027,881

Sweden - 3.2%
Alfa Laval AB (a)	3,684,700	85,528,035
Investor AB (B Shares)	3,833,659	182,833,767
Swedbank AB (A Shares)	3,679,700	60,123,436
Telefonaktiebolaget LM Ericsson (B Shares)	13,465,900	133,207,070

TOTAL SWEDEN		461,692,308

Switzerland - 4.4%
Credit Suisse Group AG	5,838,473	77,645,249
Swiss Life Holding AG	290,150	136,425,600
UBS Group AG	13,888,071	186,655,674
Zurich Insurance Group Ltd.	730,415	232,898,409

TOTAL SWITZERLAND		633,624,932

United Kingdom - 18.1%
AstraZeneca PLC (United Kingdom)	2,356,780	175,579,657
Aviva PLC	26,869,773	150,904,093
BHP Billiton PLC	17,094,064	403,498,120
BP PLC	53,406,006	388,352,650
British American Tobacco PLC (United Kingdom)	3,424,055	134,048,146
Bunzl PLC	3,081,138	92,771,093
Imperial Tobacco Group PLC	3,501,333	111,221,383
Informa PLC	10,524,946	106,914,085
ITV PLC	30,279,870	53,956,185
Lloyds Banking Group PLC	295,677,300	241,815,367
Micro Focus International PLC	3,457,693	87,372,140
Royal Dutch Shell PLC Class B sponsored ADR (a)	3,635,200	235,888,128
RSA Insurance Group PLC	13,398,790	94,698,360
Standard Chartered PLC (United Kingdom)	17,246,083	157,422,245
Standard Life PLC	33,899,930	123,289,163
The Weir Group PLC	3,329,507	72,050,132

TOTAL UNITED KINGDOM		2,629,780,947

United States of America - 0.6%
ConocoPhillips Co.	1,302,600	82,220,112
TOTAL COMMON STOCKS
(Cost $13,157,271,809)		14,099,079,056

Nonconvertible Preferred Stocks - 1.3%
Germany - 0.9%
Porsche Automobil Holding SE (Germany)	1,909,924	132,773,412
Spain - 0.4%
Grifols SA Class B	2,816,638	54,223,891
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $183,919,082)		186,997,303

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 2.49% (e)	113,263,620	113,286,273
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	1,037,669,234	1,037,773,001
TOTAL MONEY MARKET FUNDS
(Cost $1,151,059,274)		1,151,059,274
TOTAL INVESTMENT IN SECURITIES - 106.2%
(Cost $14,492,250,165)		15,437,135,633
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(901,989,400)
NET ASSETS - 100%		$14,535,146,233

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,384,560 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,373,395
Fidelity Securities Lending Cash Central Fund	4,064,312
Total	$5,437,707

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$578,210,364	$272,147,572	$306,062,792	$--
Consumer Discretionary	752,833,639	359,559,198	393,274,441	--
Consumer Staples	464,724,837	222,405,923	242,318,914	--
Energy	1,540,078,170	715,011,657	825,066,513	--
Financials	5,446,966,294	3,334,177,821	2,112,788,473	--
Health Care	1,124,405,556	342,472,135	781,933,421	--
Industrials	1,553,830,780	1,106,396,433	447,434,347	--
Information Technology	1,006,071,635	625,148,272	380,923,363	--
Materials	1,261,653,670	368,118,641	893,535,029	--
Real Estate	312,789,980	312,789,980	--	--
Utilities	244,511,434	--	244,511,434	--
Money Market Funds	1,151,059,274	1,151,059,274	--	--
Total Investments in Securities:	$15,437,135,633	$8,809,286,906	$6,627,848,727	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $990,679,640) — See accompanying schedule: Unaffiliated issuers (cost $13,341,190,891)	$14,286,076,359
Fidelity Central Funds (cost $1,151,059,274)	1,151,059,274
Total Investment in Securities (cost $14,492,250,165)		$15,437,135,633
Foreign currency held at value (cost $6,597,301)		6,620,974
Receivable for investments sold
Regular delivery		1,125,671
Delayed delivery		26,680,812
Receivable for fund shares sold		2,793,325
Dividends receivable		159,150,388
Distributions receivable from Fidelity Central Funds		2,015,809
Other receivables		2,658
Total assets		15,635,525,270
Liabilities
Payable to custodian bank	$127
Payable for investments purchased	55,581,618
Payable for fund shares redeemed	6,698,632
Other payables and accrued expenses	329,137
Collateral on securities loaned	1,037,769,523
Total liabilities		1,100,379,037
Net Assets		$14,535,146,233
Net Assets consist of:
Paid in capital		$14,044,321,964
Total distributable earnings (loss)		490,824,269
Net Assets, for 1,507,571,726 shares outstanding		$14,535,146,233
Net Asset Value, offering price and redemption price per share ($14,535,146,233 ÷ 1,507,571,726 shares)		$9.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$309,062,316
Income from Fidelity Central Funds		5,437,707
Income before foreign taxes withheld		314,500,023
Less foreign taxes withheld		(23,932,909)
Total income		290,567,114
Expenses
Custodian fees and expenses	$509,919
Independent trustees' fees and expenses	38,481
Interest	6,883
Commitment fees	19,750
Total expenses before reductions	575,033
Expense reductions	(184)
Total expenses after reductions		574,849
Net investment income (loss)		289,992,265
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(271,948,273)
Fidelity Central Funds	(849)
Foreign currency transactions	442,014
Total net realized gain (loss)		(271,507,108)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	482,101,482
Assets and liabilities in foreign currencies	(211,187)
Total change in net unrealized appreciation (depreciation)		481,890,295
Net gain (loss)		210,383,187
Net increase (decrease) in net assets resulting from operations		$500,375,452

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$289,992,265	$531,754,980
Net realized gain (loss)	(271,507,108)	411,682,322
Change in net unrealized appreciation (depreciation)	481,890,295	(2,130,990,429)
Net increase (decrease) in net assets resulting from operations	500,375,452	(1,187,553,127)
Distributions to shareholders	(506,747,337)	(460,693,678)
Share transactions
Proceeds from sales of shares	818,186,239	1,724,408,564
Reinvestment of distributions	506,747,337	460,693,677
Cost of shares redeemed	(814,091,849)	(1,299,313,186)
Net increase (decrease) in net assets resulting from share transactions	510,841,727	885,789,055
Total increase (decrease) in net assets	504,469,842	(762,457,750)
Net Assets
Beginning of period	14,030,676,391	14,793,134,141
End of period	$14,535,146,233	$14,030,676,391
Other Information
Shares
Sold	87,954,289	165,958,158
Issued in reinvestment of distributions	57,913,981	43,750,587
Redeemed	(88,267,205)	(121,273,736)
Net increase (decrease)	57,601,065	88,435,009

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$10.87	$9.27	$9.91	$10.73	$11.14
Income from Investment Operations
Net investment income (loss)A	.19	.38	.29	.24	.22	.45B
Net realized and unrealized gain (loss)	.12	(1.23)	1.55	(.68)	(.28)	(.59)
Total from investment operations	.31	(.85)	1.84	(.44)	(.06)	(.14)
Distributions from net investment income	(.35)	(.31)	(.22)	(.20)	(.44)	(.24)
Distributions from net realized gain	–	(.03)	(.02)	–	(.32)	(.04)
Total distributions	(.35)	(.34)	(.24)	(.20)	(.76)	(.27)C
Net asset value, end of period	$9.64	$9.68	$10.87	$9.27	$9.91	$10.73
Total ReturnD,E	3.55%	(8.11)%	20.33%	(4.49)%	(.65)%	(1.25)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.01%	.48%	.96%	.89%	.82%
Expenses net of fee waivers, if any	.01%H	.01%	.47%	.96%	.89%	.82%
Expenses net of all reductions	.01%H	- %I	.46%	.95%	.88%	.81%
Net investment income (loss)	4.19%H	3.60%	2.86%	2.58%	2.12%	4.05%B
Supplemental Data
Net assets, end of period (000 omitted)	$14,535,146	$14,030,676	$14,793,134	$5,774,976	$5,556,957	$5,971,189
Portfolio turnover rateJ	40%H	43%	51%	45%	44%	70%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.036 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series Emerging Markets Fund and Fidelity Series Emerging Markets Opportunities Fund investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund and Fidelity Series International Small Cap Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Emerging Markets Fund	$1,585,198,540	$151,469,165	$(49,721,061)	$101,748,104
Fidelity Series Emerging Markets Opportunities Fund	12,619,652,394	3,990,331,481	(549,083,554)	3,441,247,927
Fidelity Series International Growth Fund	10,460,994,196	5,281,121,294	(216,602,107)	5,064,519,187
Fidelity Series International Small Cap Fund	2,697,068,413	1,105,797,484	(184,791,974)	921,005,510
Fidelity Series International Value Fund	14,588,447,992	1,808,652,422	(959,964,781)	848,687,641

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Fidelity Series Emerging Markets Fund	$(10,539,477)	$(39,691)	$(10,579,168)	$(10,579,168)
Fidelity Series International Value Fund	(337,150,639)	–	(337,150,639)	(337,150,639)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	573,592,250	334,013,164
Fidelity Series Emerging Markets Opportunities Fund	4,371,722,172	4,265,049,670
Fidelity Series International Growth Fund	1,659,101,962	1,809,238,243
Fidelity Series International Small Cap Fund	477,341,234	354,796,222
Fidelity Series International Value Fund	3,276,864,613	2,770,149,587

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Emerging Markets Fund	$2,434
Fidelity Series Emerging Markets Opportunities Fund	35,216
Fidelity Series International Growth Fund	6,954
Fidelity Series International Small Cap Fund	862
Fidelity Series International Value Fund	2,804

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Value Fund	Borrower	$47,649,500	2.60%	$6,883

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fidelity Series Emerging Markets Fund. The affiliated entity delivered investments valued at $548,241,767 in exchange for 58,062,553 shares of the Fidelity Series Emerging Markets Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fidelity Series Emerging Markets Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Fidelity Series Emerging Markets Fund	$336
Fidelity Series Emerging Markets Opportunities Fund	20,525
Fidelity Series International Growth Fund	20,113
Fidelity Series International Small Cap Fund	4,718
Fidelity Series International Value Fund	19,750

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Series Emerging Markets Opportunities Fund	$1,123,115	$4,354
Fidelity Series International Growth Fund	$615,711	$826
Fidelity Series International Small Cap Fund	$449,330	$–
Fidelity Series International Value Fund	$4,064,312	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Series Emerging Markets Fund	.014%	$184,906
Fidelity Series Emerging Markets Opportunities Fund	.014%	$1,703,170

In addition through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody reduction
Fidelity Series Emerging Markets Fund	$309
Fidelity Series International Growth Fund	1,364
Fidelity Series International Value Fund	184

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity Series Emerging Markets Fund	.01%
Actual		$1,000.00	$1,127.60	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series Emerging Markets Opportunities Fund	.01%
Actual		$1,000.00	$1,176.60	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Growth Fund	.01%
Actual		$1,000.00	$1,141.80	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Small Cap Fund	.01%
Actual		$1,000.00	$1,095.30	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Value Fund	.01%
Actual		$1,000.00	$1,035.50	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Emerging Markets Opportunities Fund
Fidelity Series International Growth Fund
Fidelity Series International Small Cap Fund
Fidelity Series International Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as stand-alone investment products. In this regard, the Board noted that each fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that each fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of each fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for each fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the funds or the party responsible for making such payments under the current management contracts.

The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through December 31, 2020.

Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund with certain exceptions.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR or an affiliate bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

GSV-S-SANN-0619
1.907946.109

Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund

Fidelity® International Capital Appreciation Fund

Fidelity® Overseas Fund

Fidelity® Worldwide Fund

Semi-Annual Report

April 30, 2019

Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Diversified International Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® International Capital Appreciation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Overseas Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Worldwide Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Diversified International Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	16.7%
United Kingdom	13.1%
United States of America*	9.4%
Germany	9.2%
France	6.5%
Switzerland	5.9%
Netherlands	5.8%
India	4.9%
Canada	3.2%
Other	25.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	97.2
Short-Term Investments and Net Other Assets (Liabilities)	2.8

Top Ten Stocks as of April 30, 2019

% of fund's net assets
SAP SE (Germany, Software)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9
AIA Group Ltd. (Hong Kong, Insurance)	1.8
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.6
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	1.5
Keyence Corp. (Japan, Electronic Equipment & Components)	1.4
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.4
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.3
Prudential PLC (United Kingdom, Insurance)	1.3
HDFC Bank Ltd. (India, Banks)	1.3
15.6

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	23.2
Information Technology	15.4
Industrials	14.8
Health Care	14.0
Consumer Staples	8.3
Consumer Discretionary	7.8
Materials	5.4
Energy	4.0
Communication Services	3.0
Real Estate	0.7

Fidelity® Diversified International Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 1.1%
CSL Ltd.	580,742	$81,293,381
Magellan Financial Group Ltd.	2,203,493	69,295,050

TOTAL AUSTRALIA		150,588,431

Bailiwick of Jersey - 1.0%
Experian PLC	2,406,000	70,036,045
Ferguson PLC	870,695	61,765,013

TOTAL BAILIWICK OF JERSEY		131,801,058

Belgium - 1.2%
KBC Groep NV	1,806,628	133,777,248
Umicore SA	648,807	25,105,717

TOTAL BELGIUM		158,882,965

Bermuda - 1.7%
Credicorp Ltd. (United States)	278,000	65,858,200
Hiscox Ltd.	2,595,200	56,650,517
IHS Markit Ltd. (a)	1,010,400	57,855,504
Marvell Technology Group Ltd.	2,014,800	50,410,296

TOTAL BERMUDA		230,774,517

Brazil - 0.3%
BM&F BOVESPA SA	2,416,900	21,234,400
Notre Dame Intermedica Participacoes SA	2,299,900	20,599,446

TOTAL BRAZIL		41,833,846

Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,771,781	163,426,873
Cenovus Energy, Inc. (Canada)	4,171,784	41,353,506
Constellation Software, Inc.	63,122	55,695,023
Fairfax India Holdings Corp. (a)(b)	3,180,400	42,617,360
Suncor Energy, Inc.	3,434,300	113,254,739
Waste Connection, Inc. (Canada)	156,500	14,525,050

TOTAL CANADA		430,872,551

Cayman Islands - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	474,200	87,997,294
ENN Energy Holdings Ltd.	2,131,700	20,135,500
Momo, Inc. ADR	354,600	12,435,822
Sea Ltd. ADR (a)	606,200	15,088,318
Tencent Holdings Ltd.	1,528,200	75,321,406
Zai Lab Ltd. ADR (a)	504,027	13,432,320

TOTAL CAYMAN ISLANDS		224,410,660

China - 1.5%
Kweichow Moutai Co. Ltd. (A Shares)	498,860	72,145,042
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	5,034,000	60,934,886
Shanghai International Airport Co. Ltd. (A Shares)	3,630,338	38,071,950
Wuliangye Yibin Co. Ltd. (A Shares)	2,196,500	33,383,382

TOTAL CHINA		204,535,260

Denmark - 1.3%
DONG Energy A/S (b)	891,600	68,260,048
DSV de Sammensluttede Vognmaend A/S	443,700	40,995,072
Netcompany Group A/S (b)	526,165	18,765,917
Novozymes A/S Series B	983,900	45,852,167

TOTAL DENMARK		173,873,204

France - 6.5%
Amundi SA (b)	1,254,513	90,122,307
Capgemini SA	905,200	109,750,938
Danone SA	358,300	28,978,414
Elis SA	462,900	8,255,099
Ipsen SA	131,049	15,301,093
Kering SA	78,020	46,116,311
Legrand SA	571,700	42,012,651
LVMH Moet Hennessy - Louis Vuitton SA	407,238	159,888,663
Pernod Ricard SA	76,400	13,311,979
Sanofi SA	1,700,932	148,405,129
SR Teleperformance SA	524,800	100,829,866
VINCI SA (c)	1,207,900	121,993,368

TOTAL FRANCE		884,965,818

Germany - 9.1%
adidas AG	410,302	105,430,611
Allianz SE	507,400	122,645,766
Bayer AG	1,201,376	79,958,474
Continental AG	206,400	34,113,581
Deutsche Borse AG	770,500	102,956,026
Deutsche Post AG	2,207,019	76,716,933
Fresenius SE & Co. KGaA	486,800	27,616,421
Hannover Reuck SE	506,100	76,291,053
Linde PLC	800,534	144,019,781
Morphosys AG (a)	116,100	11,511,250
Morphosys AG sponsored ADR	745,173	18,375,966
SAP SE	2,214,389	285,453,004
Symrise AG	800,500	76,944,957
Vonovia SE	1,376,600	68,661,438

TOTAL GERMANY		1,230,695,261

Hong Kong - 2.6%
AIA Group Ltd.	23,664,400	242,310,101
BOC Hong Kong (Holdings) Ltd.	11,749,000	52,568,568
Techtronic Industries Co. Ltd.	7,885,000	56,990,554

TOTAL HONG KONG		351,869,223

India - 4.9%
Axis Bank Ltd. (a)	6,284,405	69,194,595
Godrej Consumer Products Ltd.	1,268,140	11,868,044
HDFC Bank Ltd.	5,217,797	173,103,985
Housing Development Finance Corp. Ltd.	5,346,947	153,164,194
Infosys Ltd. sponsored ADR	2,415,000	25,985,400
Kotak Mahindra Bank Ltd.	2,383,705	47,455,399
LIC Housing Finance Ltd.	4,592,641	32,756,535
Reliance Industries Ltd.	7,777,712	155,538,606

TOTAL INDIA		669,066,758

Indonesia - 1.1%
PT Bank Central Asia Tbk	35,129,900	70,876,114
PT Bank Rakyat Indonesia Tbk	244,483,800	74,975,032

TOTAL INDONESIA		145,851,146

Ireland - 2.6%
Allergan PLC	187,800	27,606,600
CRH PLC	1,786,100	59,960,603
DCC PLC (United Kingdom)	225,389	20,126,769
Kerry Group PLC Class A	780,200	87,332,218
Kingspan Group PLC (Ireland)	1,679,900	88,330,164
Ryanair Holdings PLC sponsored ADR (a)	868,499	67,430,262

TOTAL IRELAND		350,786,616

Israel - 0.5%
Check Point Software Technologies Ltd. (a)	554,900	67,009,724
Italy - 0.9%
FinecoBank SpA	1,140,200	15,007,285
Intesa Sanpaolo SpA	19,563,300	51,256,168
Moncler SpA	501,700	20,578,185
Recordati SpA	893,800	36,079,474

TOTAL ITALY		122,921,112

Japan - 16.7%
Bandai Namco Holdings, Inc.	631,100	30,026,752
Daikin Industries Ltd.	728,400	92,739,505
Hoya Corp.	2,788,500	195,629,315
Iriso Electronics Co. Ltd.	212,900	11,008,609
Itochu Corp.	2,889,500	51,878,451
Kao Corp.	1,185,700	91,081,601
Keyence Corp. (d)	316,320	196,274,863
KH Neochem Co. Ltd.	703,300	20,361,259
Minebea Mitsumi, Inc.	7,729,500	136,694,780
Misumi Group, Inc.	1,671,500	43,184,856
Mitsubishi UFJ Financial Group, Inc.	13,322,200	66,098,443
Morinaga & Co. Ltd.	44,105	1,831,192
Nabtesco Corp.	615,100	18,718,874
Nidec Corp.	166,100	23,536,860
Nissan Chemical Corp. (d)	297,700	13,175,286
Nitori Holdings Co. Ltd.	700,700	83,345,527
ORIX Corp. (d)	10,639,200	150,092,040
PALTAC Corp.	401,100	22,000,278
Persol Holdings Co., Ltd.	1,053,900	19,716,573
Recruit Holdings Co. Ltd.	4,447,000	132,897,015
Renesas Electronics Corp. (a)	8,935,303	47,566,181
Shimadzu Corp.	846,310	22,594,604
Shin-Etsu Chemical Co. Ltd.	947,400	89,742,020
Shiseido Co. Ltd.	967,300	75,702,872
SMC Corp.	239,800	99,153,355
SoftBank Corp.	1,063,000	112,711,363
Sony Corp.	963,600	48,534,710
Suzuki Motor Corp.	1,689,400	76,815,037
Takeda Pharmaceutical Co. Ltd. (d)	2,163,229	79,826,883
Tokyo Electron Ltd. (e)	300,400	47,583,446
Tsubaki Nakashima Co. Ltd.	599,000	11,077,158
Tsuruha Holdings, Inc.	935,014	79,488,151
Welcia Holdings Co. Ltd.	1,232,200	48,394,228
Yahoo! Japan Corp. (e)	9,353,800	24,855,019

TOTAL JAPAN		2,264,337,106

Korea (South) - 0.6%
LG Chemical Ltd.	104,048	32,268,905
SK Hynix, Inc.	773,170	52,474,145

TOTAL KOREA (SOUTH)		84,743,050

Luxembourg - 0.8%
B&M European Value Retail SA	16,381,963	84,273,404
Samsonite International SA (b)	6,814,800	19,545,814

TOTAL LUXEMBOURG		103,819,218

Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	3,120,100	19,721,833
Netherlands - 5.8%
Adyen BV (b)	25,039	20,377,564
ASML Holding NV	995,700	207,922,074
Heineken NV (Bearer)	514,400	55,525,768
Koninklijke Philips Electronics NV	1,972,100	84,689,330
NXP Semiconductors NV	890,200	94,022,924
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,498,857	211,696,887
Wolters Kluwer NV	1,657,600	115,602,828

TOTAL NETHERLANDS		789,837,375

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	5,604,628	45,481,472
Norway - 1.4%
Adevinta ASA:
Class A (a)	2,681,600	27,047,718
Class B	1,354,500	13,326,065
Equinor ASA	4,088,800	91,207,664
Schibsted ASA (A Shares)	2,200,600	57,747,752

TOTAL NORWAY		189,329,199

South Africa - 0.3%
Capitec Bank Holdings Ltd.	386,000	36,068,671
Spain - 1.3%
Amadeus IT Holding SA Class A	768,100	61,097,648
CaixaBank SA	23,901,700	76,186,545
Masmovil Ibercom SA (a)	313,565	6,872,111
Prosegur Cash SA (b)	16,376,300	35,118,962

TOTAL SPAIN		179,275,266

Sweden - 2.0%
ASSA ABLOY AB (B Shares)	4,210,600	90,012,386
Coor Service Management Holding AB (b)	1,944,984	16,813,595
Indutrade AB	935,500	28,602,656
Svenska Handelsbanken AB (A Shares)	2,456,100	26,828,221
Swedbank AB (A Shares)	1,682,200	27,485,840
Telefonaktiebolaget LM Ericsson (B Shares)	7,781,200	76,973,010

TOTAL SWEDEN		266,715,708

Switzerland - 5.9%
Alcon, Inc. (a)	1,694,420	97,579,435
Julius Baer Group Ltd.	1,275,440	61,610,009
Lonza Group AG	212,977	65,773,539
Medacta Group SA (b)	144,100	13,201,565
Roche Holding AG (participation certificate)	998,624	263,500,290
Sig Combibloc Group AG	372,845	3,629,837
Sika AG	944,246	144,562,909
Sonova Holding AG Class B	222,320	44,837,097
Swiss Re Ltd.	702,450	67,601,204
UBS Group AG	2,564,827	34,396,546

TOTAL SWITZERLAND		796,692,431

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,191,500	139,851,530
United Kingdom - 13.1%
Admiral Group PLC	658,900	18,936,891
Aon PLC	324,300	58,419,402
Ascential PLC	7,926,073	36,856,747
AstraZeneca PLC (United Kingdom)	2,432,639	181,231,138
Beazley PLC	4,202,900	31,568,150
Big Yellow Group PLC	1,474,200	20,011,734
BP PLC sponsored ADR	3,147,000	137,618,310
Bunzl PLC	3,174,770	95,590,292
Coca-Cola European Partners PLC	1,010,800	54,168,772
Compass Group PLC	3,972,888	90,398,538
Halma PLC	588,356	13,806,056
Hastings Group Holdings PLC (b)	4,717,688	11,706,999
InterContinental Hotel Group PLC	848,569	54,972,608
Lloyds Banking Group PLC	128,481,500	105,076,721
London Stock Exchange Group PLC	1,535,500	100,672,452
Micro Focus International PLC	876,385	22,145,295
Network International Holdings PLC (b)	3,324,682	22,587,357
Ocado Group PLC (a)	739,600	13,140,473
Prudential PLC	7,925,881	180,086,967
RELX PLC (Euronext N.V.)	5,282,499	121,222,449
Rentokil Initial PLC	5,782,600	29,407,990
Rio Tinto PLC	1,416,000	82,608,121
Smith & Nephew PLC	3,827,800	74,000,895
Spectris PLC	1,016,400	36,421,596
St. James's Place Capital PLC	2,772,400	40,544,575
Standard Chartered PLC (United Kingdom)	3,235,757	29,535,990
Tesco PLC	17,654,119	57,599,029
The Weir Group PLC	2,676,300	57,914,811

TOTAL UNITED KINGDOM		1,778,250,358

United States of America - 6.6%
Alphabet, Inc. Class C (a)	74,203	88,188,781
Amgen, Inc.	356,700	63,963,444
Becton, Dickinson & Co.	234,200	56,381,308
Boston Scientific Corp. (a)	1,676,428	62,229,007
Citigroup, Inc.	822,400	58,143,680
Coty, Inc. Class A (c)	3,777,200	40,869,304
IQVIA Holdings, Inc. (a)	467,800	64,977,420
Marsh & McLennan Companies, Inc.	429,900	40,535,271
MasterCard, Inc. Class A	588,600	149,645,664
Microsoft Corp.	681,100	88,951,660
QIAGEN NV (a)	814,452	31,731,050
Visa, Inc. Class A	907,500	149,220,225

TOTAL UNITED STATES OF AMERICA		894,836,814

TOTAL COMMON STOCKS
(Cost $9,742,549,535)		13,159,698,181

Nonconvertible Preferred Stocks - 0.1%
Germany - 0.1%
Sartorius AG (non-vtg.)
(Cost $2,882,517)	39,784	7,282,267

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 2.49% (f)	302,183,685	302,244,122
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	43,510,318	43,514,669
TOTAL MONEY MARKET FUNDS
(Cost $345,731,760)		345,758,791
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $10,091,163,812)		13,512,739,239
NET OTHER ASSETS (LIABILITIES) - 0.3%		39,265,807
NET ASSETS - 100%		$13,552,005,046

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $359,117,488 or 2.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,393,394
Fidelity Securities Lending Cash Central Fund	756,799
Total	$8,150,193

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$414,989,001	$226,956,232	$188,032,769	$--
Consumer Discretionary	1,049,256,658	750,434,747	298,821,911	--
Consumer Staples	1,126,803,756	828,529,426	298,274,330	--
Energy	538,972,825	538,972,825	--	--
Financials	3,124,073,558	1,726,821,428	1,397,252,130	--
Health Care	1,912,495,009	1,015,067,805	897,427,204	--
Industrials	1,993,708,180	1,496,793,692	496,914,488	--
Information Technology	2,091,381,179	1,728,955,165	362,426,014	--
Materials	738,231,562	505,920,818	232,310,744	--
Real Estate	88,673,172	88,673,172	--	--
Utilities	88,395,548	88,395,548	--	--
Money Market Funds	345,758,791	345,758,791	--	--
Total Investments in Securities:	$13,512,739,239	$9,341,279,649	$4,171,459,590	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,903,142) — See accompanying schedule: Unaffiliated issuers (cost $9,745,432,052)	$13,166,980,448
Fidelity Central Funds (cost $345,731,760)	345,758,791
Total Investment in Securities (cost $10,091,163,812)		$13,512,739,239
Cash		3,445
Foreign currency held at value (cost $465,177)		465,231
Receivable for investments sold
Regular delivery		23,752,071
Delayed delivery		49,121,573
Receivable for fund shares sold		7,207,975
Dividends receivable		76,176,884
Distributions receivable from Fidelity Central Funds		835,880
Prepaid expenses		7,944
Other receivables		2,224,542
Total assets		13,672,534,784
Liabilities
Payable for investments purchased
Regular delivery	$24,176,752
Delayed delivery	15,293,450
Payable for fund shares redeemed	25,688,771
Accrued management fee	6,905,654
Other affiliated payables	1,590,828
Other payables and accrued expenses	3,384,283
Collateral on securities loaned	43,490,000
Total liabilities		120,529,738
Net Assets		$13,552,005,046
Net Assets consist of:
Paid in capital		$10,300,862,561
Total distributable earnings (loss)		3,251,142,485
Net Assets		$13,552,005,046
Net Asset Value and Maximum Offering Price
Diversified International:
Net Asset Value, offering price and redemption price per share ($9,082,463,480 ÷ 248,738,713 shares)		$36.51
Class K:
Net Asset Value, offering price and redemption price per share ($4,469,541,566 ÷ 122,650,961 shares)		$36.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$138,387,573
Non-Cash dividends		22,537,974
Income from Fidelity Central Funds		8,150,193
Income before foreign taxes withheld		169,075,740
Less foreign taxes withheld		(13,105,839)
Total income		155,969,901
Expenses
Management fee
Basic fee	$44,745,155
Performance adjustment	(11,326,644)
Transfer agent fees	8,569,980
Accounting and security lending fees	961,692
Custodian fees and expenses	693,596
Independent trustees' fees and expenses	38,653
Registration fees	66,999
Audit	116,182
Legal	38,441
Miscellaneous	47,280
Total expenses before reductions	43,951,334
Expense reductions	(544,871)
Total expenses after reductions		43,406,463
Net investment income (loss)		112,563,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(134,890,714)
Fidelity Central Funds	(3,835)
Foreign currency transactions	(498,796)
Total net realized gain (loss)		(135,393,345)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,336,545)	1,233,797,139
Fidelity Central Funds	4,298
Assets and liabilities in foreign currencies	159,672
Total change in net unrealized appreciation (depreciation)		1,233,961,109
Net gain (loss)		1,098,567,764
Net increase (decrease) in net assets resulting from operations		$1,211,131,202

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112,563,438	$228,505,229
Net realized gain (loss)	(135,393,345)	1,827,251,570
Change in net unrealized appreciation (depreciation)	1,233,961,109	(3,417,451,891)
Net increase (decrease) in net assets resulting from operations	1,211,131,202	(1,361,695,092)
Distributions to shareholders	(905,624,719)	(992,277,149)
Share transactions - net increase (decrease)	(1,027,689,437)	(3,220,213,051)
Total increase (decrease) in net assets	(722,182,954)	(5,574,185,292)
Net Assets
Beginning of period	14,274,188,000	19,848,373,292
End of period	$13,552,005,046	$14,274,188,000

See accompanying notes which are an integral part of the financial statements.

Fidelity Diversified International Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$35.72	$41.39	$34.28	$36.07	$36.22	$35.89
Income from Investment Operations
Net investment income (loss)A	.28	.50	.41	.39	.36	.60B
Net realized and unrealized gain (loss)	2.83	(4.05)	7.15	(1.71)	.80	.28
Total from investment operations	3.11	(3.55)	7.56	(1.32)	1.16	.88
Distributions from net investment income	(.43)	(.43)	(.38)	(.33)C	(.40)	(.32)
Distributions from net realized gain	(1.89)	(1.69)	(.07)	(.14)C	(.92)	(.23)
Total distributions	(2.32)	(2.12)	(.45)	(.47)	(1.31)D	(.55)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$36.51	$35.72	$41.39	$34.28	$36.07	$36.22
Total ReturnF,G	9.54%	(9.05)%	22.38%	(3.70)%	3.29%	2.48%
Ratios to Average Net AssetsH,I
Expenses before reductions	.69%J	.81%	.94%	1.05%	1.00%	.93%
Expenses net of fee waivers, if any	.69%J	.80%	.94%	1.05%	.99%	.93%
Expenses net of all reductions	.68%J	.79%	.93%	1.05%	.99%	.92%
Net investment income (loss)	1.63%J	1.27%	1.10%	1.15%	.98%	1.65%B
Supplemental Data
Net assets, end of period (000 omitted)	$9,082,463	$9,275,299	$11,349,633	$10,990,703	$13,059,983	$13,781,306
Portfolio turnover rateK	45%J,L	30%L	37%L	24%L	31%L	39%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.31 per share is comprised of distributions from net investment income of $.397 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Diversified International Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$35.68	$41.35	$34.25	$36.04	$36.20	$35.87
Income from Investment Operations
Net investment income (loss)A	.30	.55	.45	.44	.40	.65B
Net realized and unrealized gain (loss)	2.82	(4.05)	7.15	(1.71)	.80	.28
Total from investment operations	3.12	(3.50)	7.60	(1.27)	1.20	.93
Distributions from net investment income	(.47)	(.48)	(.43)	(.38)C	(.45)	(.37)
Distributions from net realized gain	(1.89)	(1.69)	(.07)	(.14)C	(.92)	(.23)
Total distributions	(2.36)	(2.17)	(.50)	(.52)	(1.36)D	(.60)
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$36.44	$35.68	$41.35	$34.25	$36.04	$36.20
Total ReturnF,G	9.61%	(8.95)%	22.55%	(3.57)%	3.40%	2.63%
Ratios to Average Net AssetsH,I
Expenses before reductions	.57%J	.69%	.82%	.92%	.87%	.80%
Expenses net of fee waivers, if any	.57%J	.69%	.81%	.92%	.87%	.80%
Expenses net of all reductions	.56%J	.67%	.81%	.92%	.86%	.79%
Net investment income (loss)	1.75%J	1.39%	1.22%	1.28%	1.10%	1.78%B
Supplemental Data
Net assets, end of period (000 omitted)	$4,469,542	$4,998,889	$8,498,740	$8,608,956	$10,143,540	$11,134,431
Portfolio turnover rateK	45%J,L	30%L	37%L	24%L	31%L	39%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.29%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.36 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.917 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3– unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,533,114 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain deemed distributions, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,644,514,310
Gross unrealized depreciation	(339,447,463)
Net unrealized appreciation (depreciation)	$3,305,066,847
Tax cost	$10,207,672,392

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,892,644,318 and $3,638,469,178, respectively.

Unaffiliated Redemptions In-Kind. During the period, 14,648,495 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $498,033,553. The net realized gain of $133,332,113 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 64,249,823 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $2,569,847,364. The Fund had a net realized gain of $907,269,340 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Diversified International	$7,522,922.17
Class K	1,047,058.05
	$8,569,980

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,710 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $19,612 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $756,799. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $486,980 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,269.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $52,622.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Diversified International	$589,277,164	$578,499,998
Class K	316,347,555	413,777,151
Total	$905,624,719	$992,277,149

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Diversified International
Shares sold	14,639,306	29,835,455	$498,471,266	$1,174,373,008
Reinvestment of distributions	16,919,211	13,661,964	546,998,101	537,871,482
Shares redeemed	(42,505,687)(a)	(57,997,016)(b)	(1,463,539,697)(a)	(2,309,553,360)(b)
Net increase (decrease)	(10,947,170)	(14,499,597)	$(418,070,330)	$(597,308,870)
Class K
Shares sold	9,311,492	29,277,888	$318,731,766	$1,163,459,637
Reinvestment of distributions	9,807,521	10,532,806	316,292,568	413,728,634
Shares redeemed	(36,583,370)(a)	(105,246,564)(b)	(1,244,643,441)(a)	(4,200,092,452)(b)
Net increase (decrease)	(17,464,357)	(65,435,870)	$(609,619,107)	$(2,622,904,181)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® International Capital Appreciation Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
United States of America*	18.6%
France	10.1%
United Kingdom	7.5%
Germany	6.9%
Netherlands	6.3%
Canada	5.7%
Switzerland	5.7%
Cayman Islands	4.9%
Japan	4.4%
Other	29.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	96.5
Short-Term Investments and Net Other Assets (Liabilities)	3.5

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.2
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.9
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.6
SAP SE (Germany, Software)	1.5
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.4
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.4
Diageo PLC (United Kingdom, Beverages)	1.3
16.6

Top Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	19.8
Industrials	15.5
Financials	14.8
Consumer Staples	12.6
Consumer Discretionary	12.0
Health Care	7.9
Materials	4.2
Real Estate	3.9
Utilities	2.6
Communication Services	2.1

Fidelity® International Capital Appreciation Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 1.1%
CSL Ltd.	216,189	$30,262,552
Bailiwick of Jersey - 0.9%
Experian PLC	864,118	25,153,536
Bermuda - 0.9%
Credicorp Ltd. (United States)	100,629	23,839,010
Brazil - 2.7%
BM&F BOVESPA SA	3,006,500	26,414,507
Equatorial Energia SA	1,116,600	23,379,373
Rumo SA (a)	4,904,200	22,638,040

TOTAL BRAZIL		72,431,920

Canada - 5.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	431,282	25,428,801
Brookfield Asset Management, Inc.	547,900	26,403,301
Canadian National Railway Co.	323,205	30,021,371
Canadian Pacific Railway Ltd.	118,684	26,592,055
Constellation Software, Inc.	27,374	24,153,157
Waste Connection, Inc. (Canada)	264,375	24,537,126

TOTAL CANADA		157,135,811

Cayman Islands - 4.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	280,361	52,026,591
Shenzhou International Group Holdings Ltd.	1,724,400	23,146,456
Tencent Holdings Ltd.	1,163,900	57,365,910

TOTAL CAYMAN ISLANDS		132,538,957

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	154,005	22,272,175
Denmark - 1.8%
DONG Energy A/S (b)	311,000	23,809,864
DSV de Sammensluttede Vognmaend A/S	272,000	25,131,079

TOTAL DENMARK		48,940,943

France - 10.1%
Dassault Systemes SA	163,061	25,796,524
Hermes International SCA	35,488	24,964,655
Kering SA	46,778	27,649,690
L'Oreal SA	109,853	30,199,047
LVMH Moet Hennessy - Louis Vuitton SA	94,403	37,064,246
Orpea	197,290	24,053,187
Pernod Ricard SA	151,267	26,356,847
Safran SA	197,873	28,842,191
SR Teleperformance SA	118,365	22,741,477
VINCI SA (c)	285,577	28,842,205

TOTAL FRANCE		276,510,069

Germany - 6.9%
adidas AG	105,911	27,214,738
Deutsche Borse AG	188,300	25,161,090
Linde PLC	122,600	22,056,309
SAP SE	317,000	40,863,914
Symrise AG	237,700	22,847,990
Vonovia SE	510,300	25,452,515
Wirecard AG (c)	176,400	26,452,577

TOTAL GERMANY		190,049,133

Hong Kong - 1.4%
AIA Group Ltd.	3,615,200	37,017,608
India - 3.8%
HDFC Bank Ltd.	680,482	22,575,456
Housing Development Finance Corp. Ltd.	1,004,004	28,759,863
Kotak Mahindra Bank Ltd.	1,152,464	22,943,543
Reliance Industries Ltd.	1,497,913	29,955,249

TOTAL INDIA		104,234,111

Indonesia - 0.9%
PT Bank Central Asia Tbk	12,544,400	25,308,877
Ireland - 2.6%
Accenture PLC Class A	125,677	22,957,418
Kerry Group PLC Class A	211,400	23,663,203
Kingspan Group PLC (Ireland)	459,208	24,145,436

TOTAL IRELAND		70,766,057

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	184,300	25,407,598
Italy - 1.7%
Amplifon SpA	1,120,877	21,535,419
Moncler SpA	580,400	23,806,216

TOTAL ITALY		45,341,635

Japan - 4.4%
Hoya Corp.	367,000	25,747,161
Kao Corp.	368,200	28,283,921
Keyence Corp.	47,780	29,647,234
OBIC Co. Ltd.	224,400	25,905,867
Relo Group, Inc. (d)	433,500	11,791,418

TOTAL JAPAN		121,375,601

Netherlands - 6.3%
ASML Holding NV (Netherlands)	164,360	34,203,590
Ferrari NV	168,100	22,766,321
Heineken NV (Bearer)	242,300	26,154,537
Interxion Holding N.V. (a)	325,085	22,492,631
Unilever NV (Certificaten Van Aandelen) (Bearer)	713,300	43,157,920
Wolters Kluwer NV	337,400	23,530,643

TOTAL NETHERLANDS		172,305,642

Philippines - 0.9%
SM Prime Holdings, Inc.	30,012,000	24,033,953
South Africa - 3.1%
Capitec Bank Holdings Ltd.	235,921	22,044,966
FirstRand Ltd.	5,153,806	24,466,618
Naspers Ltd. Class N	147,257	37,881,942

TOTAL SOUTH AFRICA		84,393,526

Spain - 1.0%
Amadeus IT Holding SA Class A	335,600	26,694,924
Sweden - 2.6%
ASSA ABLOY AB (B Shares)	1,157,800	24,750,948
Hexagon AB (B Shares)	439,500	24,010,866
Swedish Match Co. AB	473,700	23,097,424

TOTAL SWEDEN		71,859,238

Switzerland - 5.7%
Givaudan SA	9,399	24,342,667
Nestle SA (Reg. S)	615,500	59,258,895
Partners Group Holding AG	30,427	22,921,405
Sika AG	165,001	25,261,451
Temenos Group AG	151,524	25,190,800

TOTAL SWITZERLAND		156,975,218

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,140,548	49,978,813
United Kingdom - 7.5%
Bunzl PLC	749,169	22,556,999
Compass Group PLC	1,135,788	25,843,561
Croda International PLC	333,954	22,562,012
Diageo PLC	836,022	35,244,776
InterContinental Hotel Group PLC	360,045	23,324,694
London Stock Exchange Group PLC	380,200	24,927,168
RELX PLC (London Stock Exchange)	1,232,030	28,259,515
Rentokil Initial PLC	4,560,600	23,193,387

TOTAL UNITED KINGDOM		205,912,112

United States of America - 15.1%
Adobe, Inc. (a)	80,538	23,295,617
American Tower Corp.	121,400	23,709,420
Becton, Dickinson & Co.	94,800	22,822,152
Boston Scientific Corp. (a)	626,800	23,266,816
Crown Castle International Corp.	182,200	22,917,116
Fiserv, Inc. (a)	251,900	21,975,756
HEICO Corp. Class A	241,285	21,578,118
Intuitive Surgical, Inc. (a)	44,500	22,723,035
Marsh & McLennan Companies, Inc.	231,900	21,865,851
MasterCard, Inc. Class A	91,851	23,352,198
Microsoft Corp.	184,409	24,083,815
Moody's Corp.	118,753	23,349,215
NextEra Energy, Inc.	116,220	22,597,817
Salesforce.com, Inc. (a)	143,000	23,645,050
Stryker Corp.	124,200	23,462,622
Thermo Fisher Scientific, Inc.	88,012	24,418,929
TransDigm Group, Inc. (a)	45,675	22,039,101
Visa, Inc. Class A	140,960	23,178,053

TOTAL UNITED STATES OF AMERICA		414,280,681

TOTAL COMMON STOCKS
(Cost $2,067,184,467)		2,615,019,700

Nonconvertible Preferred Stocks - 1.0%
Brazil - 1.0%
Itau Unibanco Holding SA sponsored ADR
(Cost $25,381,626)	3,219,210	27,846,167

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 2.49% (e)	88,179,470	88,197,106
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	44,157,166	44,161,582
TOTAL MONEY MARKET FUNDS
(Cost $132,358,668)		132,358,688
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,224,924,761)		2,775,224,555
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(36,204,742)
NET ASSETS - 100%		$2,739,019,813

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,809,864 or 0.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$431,074
Fidelity Securities Lending Cash Central Fund	516,262
Total	$947,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$57,365,910	$--	$57,365,910	$--
Consumer Discretionary	325,689,110	224,899,361	100,789,749	--
Consumer Staples	343,117,546	182,358,531	160,759,015	--
Energy	29,955,249	29,955,249	--	--
Financials	405,844,645	296,163,323	109,681,322	--
Health Care	218,291,873	218,291,873	--	--
Industrials	424,553,227	316,964,347	107,588,880	--
Information Technology	543,286,402	478,411,622	64,874,780	--
Materials	117,070,429	117,070,429	--	--
Real Estate	107,904,422	107,904,422	--	--
Utilities	69,787,054	69,787,054	--	--
Money Market Funds	132,358,688	132,358,688	--	--
Total Investments in Securities:	$2,775,224,555	$2,174,164,899	$601,059,656	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,123,801) — See accompanying schedule: Unaffiliated issuers (cost $2,092,566,093)	$2,642,865,867
Fidelity Central Funds (cost $132,358,668)	132,358,688
Total Investment in Securities (cost $2,224,924,761)		$2,775,224,555
Foreign currency held at value (cost $605,345)		605,389
Receivable for investments sold
Regular delivery		2,065,687
Delayed delivery		2,427,040
Receivable for fund shares sold		4,633,089
Dividends receivable		6,279,968
Distributions receivable from Fidelity Central Funds		168,627
Prepaid expenses		1,109
Other receivables		1,304,850
Total assets		2,792,710,314
Liabilities
Payable for investments purchased	$3,585,919
Payable for fund shares redeemed	2,793,716
Accrued management fee	1,817,316
Other affiliated payables	454,500
Other payables and accrued expenses	877,468
Collateral on securities loaned	44,161,582
Total liabilities		53,690,501
Net Assets		$2,739,019,813
Net Assets consist of:
Paid in capital		$2,195,276,725
Total distributable earnings (loss)		543,743,088
Net Assets, for 128,844,384 shares outstanding		$2,739,019,813
Net Asset Value, offering price and redemption price per share ($2,739,019,813 ÷ 128,844,384 shares)		$21.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$18,508,977
Income from Fidelity Central Funds		947,336
Income before foreign taxes withheld		19,456,313
Less foreign taxes withheld		(1,731,607)
Total income		17,724,706
Expenses
Management fee
Basic fee	$8,071,723
Performance adjustment	546,336
Transfer agent fees	2,010,848
Accounting and security lending fees	514,467
Custodian fees and expenses	161,236
Independent trustees' fees and expenses	6,325
Registration fees	60,083
Audit	66,593
Legal	4,018
Interest	33,856
Miscellaneous	7,059
Total expenses before reductions	11,482,544
Expense reductions	(319,561)
Total expenses after reductions		11,162,983
Net investment income (loss)		6,561,723
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,704,428
Fidelity Central Funds	(280)
Foreign currency transactions	101,063
Total net realized gain (loss)		1,805,211
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $749,272)	354,133,039
Fidelity Central Funds	20
Assets and liabilities in foreign currencies	40,963
Total change in net unrealized appreciation (depreciation)		354,174,022
Net gain (loss)		355,979,233
Net increase (decrease) in net assets resulting from operations		$362,540,956

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,561,723	$12,533,988
Net realized gain (loss)	1,805,211	62,085,898
Change in net unrealized appreciation (depreciation)	354,174,022	(264,254,852)
Net increase (decrease) in net assets resulting from operations	362,540,956	(189,634,966)
Distributions to shareholders	(61,297,938)	(70,699,058)
Share transactions
Proceeds from sales of shares	485,343,126	806,157,755
Reinvestment of distributions	49,190,814	55,240,406
Cost of shares redeemed	(261,838,966)	(548,013,633)
Net increase (decrease) in net assets resulting from share transactions	272,694,974	313,384,528
Total increase (decrease) in net assets	573,937,992	53,050,504
Net Assets
Beginning of period	2,165,081,821	2,112,031,317
End of period	$2,739,019,813	$2,165,081,821
Other Information
Shares
Sold	25,039,932	38,562,264
Issued in reinvestment of distributions	2,708,745	2,676,277
Redeemed	(13,798,653)	(26,615,439)
Net increase (decrease)	13,950,024	14,623,102

See accompanying notes which are an integral part of the financial statements.

Fidelity International Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$18.84	$21.06	$16.81	$16.98	$17.22	$16.28
Income from Investment Operations
Net investment income (loss)A	.05	.11	.09	.12	.11	.13
Net realized and unrealized gain (loss)	2.90	(1.63)	4.27	(.03)	.56	.93
Total from investment operations	2.95	(1.52)	4.36	.09	.67	1.06
Distributions from net investment income	(.08)	(.07)	(.11)	(.07)	(.09)	(.12)
Distributions from net realized gain	(.45)	(.63)	–	(.19)	(.81)	–
Total distributions	(.53)	(.70)	(.11)	(.26)	(.91)B	(.12)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$21.26	$18.84	$21.06	$16.81	$16.98	$17.22
Total ReturnD,E	16.16%	(7.51)%	26.13%	.53%	3.96%	6.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	1.06%	1.12%	1.14%	1.13%	1.14%
Expenses net of fee waivers, if any	.98%H	1.06%	1.12%	1.14%	1.13%	1.14%
Expenses net of all reductions	.95%H	1.01%	1.10%	1.12%	1.11%	1.14%
Net investment income (loss)	.56%H	.54%	.50%	.69%	.64%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$2,739,020	$2,165,082	$2,112,031	$1,782,912	$1,379,660	$1,145,744
Portfolio turnover rateI	154%H,J	157%J	178%J	167%	187%	178%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.91 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.813 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$555,423,591
Gross unrealized depreciation	(12,012,517)
Net unrealized appreciation (depreciation)	$543,411,074
Tax cost	$2,231,813,481

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,933,651,625 and $1,785,203,982, respectively.

Unaffiliated Redemptions In-Kind. During the period, 180,814 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $3,486,102. The net realized gain of $817,257 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 1,386,625 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $29,374,572. The Fund had a net realized gain of $8,546,160 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,310 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$25,873,389	2.62%	$33,856

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,265 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $516,262, including $23,290 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $310,630 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $459.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $8,472.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 31% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 33% of the total outstanding shares of the Fund.

Fidelity® Overseas Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
United Kingdom	16.8%
Japan	16.5%
France	10.5%
United States of America*	9.9%
Netherlands	8.2%
Switzerland	7.1%
Germany	6.6%
Sweden	3.1%
Ireland	2.9%
Other	18.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	95.3
Investment Companies	1.2
Short-Term Investments and Net Other Assets (Liabilities)	3.5

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3
AIA Group Ltd. (Hong Kong, Insurance)	1.9
Diageo PLC (United Kingdom, Beverages)	1.9
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.8
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.7
SAP SE (Germany, Software)	1.7
Total SA (France, Oil, Gas & Consumable Fuels)	1.6
Prudential PLC (United Kingdom, Insurance)	1.4
Sanofi SA (France, Pharmaceuticals)	1.3
Heineken NV (Bearer) (Netherlands, Beverages)	1.3
16.9

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	21.2
Industrials	17.3
Health Care	14.5
Information Technology	13.4
Consumer Staples	11.9
Consumer Discretionary	7.8
Materials	3.3
Communication Services	3.2
Energy	2.7

Fidelity® Overseas Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Austria - 0.6%
Erste Group Bank AG	1,126,000	$45,086,301
Bailiwick of Jersey - 1.6%
Experian PLC	2,543,879	74,049,553
Sanne Group PLC	5,891,754	48,094,623

TOTAL BAILIWICK OF JERSEY		122,144,176

Belgium - 1.2%
KBC Groep NV	1,264,154	93,608,116
Bermuda - 2.1%
Credicorp Ltd. (United States)	177,600	42,073,440
Hiscox Ltd.	2,350,100	51,300,239
IHS Markit Ltd. (a)	1,109,300	63,518,518

TOTAL BERMUDA		156,892,197

Canada - 1.0%
Constellation Software, Inc.	85,300	75,263,545
Denmark - 1.0%
DSV de Sammensluttede Vognmaend A/S	570,300	52,692,111
Netcompany Group A/S (b)	637,687	22,743,400

TOTAL DENMARK		75,435,511

France - 10.5%
ALTEN	418,835	45,708,167
Amundi SA (b)	608,006	43,678,227
Capgemini SA	670,933	81,347,245
Danone SA (c)	1,172,100	94,796,537
Edenred SA	953,879	44,945,268
Elior SA (b)(c)	1,161,000	16,068,872
Essilor International SA	330,600	40,279,824
LVMH Moet Hennessy - Louis Vuitton SA	331,763	130,255,876
Sanofi SA	1,147,981	100,160,541
SR Teleperformance SA	375,500	72,144,845
Total SA	2,125,060	118,133,679

TOTAL FRANCE		787,519,081

Germany - 6.1%
adidas AG	294,342	75,633,697
Axel Springer Verlag AG	285,642	16,178,991
Bayer AG	670,788	44,644,795
Deutsche Borse AG	456,500	60,998,606
Deutsche Post AG	1,205,247	41,894,906
Fresenius SE & Co. KGaA	571,596	32,426,943
Hannover Reuck SE	418,400	63,070,888
SAP SE	984,545	126,915,970

TOTAL GERMANY		461,764,796

Hong Kong - 1.9%
AIA Group Ltd.	13,902,000	142,348,634
India - 1.5%
Axis Bank Ltd. (a)	3,818,935	42,048,477
HDFC Bank Ltd. sponsored ADR	434,000	49,758,100
LIC Housing Finance Ltd.	3,321,700	23,691,681

TOTAL INDIA		115,498,258

Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	86,301,400	26,465,763
Ireland - 2.9%
DCC PLC (United Kingdom)	760,912	67,947,859
Kerry Group PLC Class A	635,948	71,185,272
Kingspan Group PLC (Ireland)	789,480	41,511,339
United Drug PLC (United Kingdom)	4,253,403	36,440,094

TOTAL IRELAND		217,084,564

Italy - 1.3%
FinecoBank SpA	2,899,200	38,159,201
Recordati SpA	1,504,300	60,723,152

TOTAL ITALY		98,882,353

Japan - 16.5%
AEON Financial Service Co. Ltd.	1,781,900	36,775,332
Daiichikosho Co. Ltd.	751,000	36,675,255
Elecom Co. Ltd.	588,650	19,657,776
Hoya Corp.	1,276,700	89,567,849
Iriso Electronics Co. Ltd.	572,100	29,582,082
Kao Corp.	880,900	67,667,860
Keyence Corp.	152,080	94,364,824
KH Neochem Co. Ltd.	1,534,600	44,428,251
Miroku Jyoho Service Co., Ltd.	1,028,300	27,582,570
Nakanishi, Inc. (d)	774,600	14,832,100
Nitori Holdings Co. Ltd.	402,200	47,840,119
NOF Corp.	1,082,100	38,419,188
OBIC Co. Ltd.	484,700	55,956,210
Olympus Corp.	4,631,600	51,723,241
Oracle Corp. Japan	332,500	22,714,888
ORIX Corp.	4,144,900	58,473,992
Otsuka Corp.	1,162,600	45,608,528
PALTAC Corp.	559,300	30,677,526
Persol Holdings Co., Ltd.	2,245,900	42,016,748
Recruit Holdings Co. Ltd.	2,107,200	62,972,923
S Foods, Inc.	653,300	22,461,861
Shiseido Co. Ltd.	864,500	67,657,534
SMC Corp.	188,200	77,817,604
Suzuki Motor Corp.	884,700	40,226,271
Tsuruha Holdings, Inc.	520,400	44,240,657
USS Co. Ltd.	1,731,800	33,051,814
Welcia Holdings Co. Ltd.	943,600	37,059,563

TOTAL JAPAN		1,240,052,566

Kenya - 0.4%
Safaricom Ltd.	99,734,300	27,756,011
Korea (South) - 0.3%
LG Chemical Ltd.	77,240	23,954,811
Mexico - 0.3%
Grupo Financiero Banorte S.A.B. de CV Series O	3,664,400	23,162,298
Netherlands - 8.2%
ASML Holding NV (Netherlands)	437,400	91,023,668
Grandvision NV (b)	1,531,600	34,459,922
Heineken NV (Bearer)	880,500	95,043,622
IMCD Group BV	1,109,378	89,588,042
Koninklijke Philips Electronics NV	1,992,945	85,584,492
QIAGEN NV (Germany) (a)	932,000	35,990,753
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,195,600	132,843,865
Wolters Kluwer NV	745,500	51,991,981

TOTAL NETHERLANDS		616,526,345

New Zealand - 0.4%
EBOS Group Ltd.	2,294,501	32,826,091
Norway - 1.9%
Adevinta ASA:
Class A (a)	1,674,100	16,885,659
Class B	579,700	5,703,300
Equinor ASA	3,696,359	82,453,597
Schibsted ASA (A Shares)	1,422,700	37,334,239

TOTAL NORWAY		142,376,795

Spain - 1.9%
Amadeus IT Holding SA Class A	689,430	54,839,932
CaixaBank SA	17,245,316	54,969,356
Prosegur Cash SA (b)	15,610,356	33,476,396

TOTAL SPAIN		143,285,684

Sweden - 3.1%
Addlife AB	959,818	25,749,725
AddTech AB (B Shares)	877,832	21,351,389
Hexagon AB (B Shares)	1,028,800	56,205,641
Indutrade AB	2,011,867	61,512,283
Svenska Handelsbanken AB (A Shares)	4,788,400	52,304,162
Swedbank AB (A Shares)	1,236,223	20,198,922

TOTAL SWEDEN		237,322,122

Switzerland - 7.1%
Alcon, Inc. (a)(c)	1,089,600	63,414,720
Julius Baer Group Ltd.	970,359	46,873,100
Lonza Group AG	221,105	68,283,704
Roche Holding AG (participation certificate)	661,228	174,473,843
Sika AG	452,149	69,223,459
Sonova Holding AG Class B	203,270	40,995,127
UBS Group AG	5,062,887	67,897,690

TOTAL SWITZERLAND		531,161,643

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,941,000	49,879,213
United Kingdom - 16.8%
Admiral Group PLC	1,446,900	41,584,137
Ascential PLC	6,168,352	28,683,231
Beazley PLC	6,119,700	45,965,311
British American Tobacco PLC (United Kingdom)	479,160	18,758,609
Cineworld Group PLC	12,442,939	51,597,384
Compass Group PLC	3,805,494	86,589,678
Cranswick PLC	817,761	30,903,123
Dechra Pharmaceuticals PLC	839,295	29,112,122
Diageo PLC	3,314,500	139,731,743
Diploma PLC	2,543,897	53,075,867
Hilton Food Group PLC	2,135,189	28,288,350
InterContinental Hotel Group PLC	1,200,310	77,759,346
Intertek Group PLC	900,945	62,853,527
James Fisher and Sons PLC	1,005,258	25,823,872
JTC PLC (b)	2,888,200	14,951,865
London Stock Exchange Group PLC	982,630	64,424,469
Mondi PLC	2,026,700	44,412,536
Prudential PLC	4,561,871	103,652,012
RELX PLC (London Stock Exchange)	2,477,100	56,818,134
Rentokil Initial PLC	10,839,800	55,126,887
Rolls-Royce Holdings PLC	3,725,092	44,609,965
Rotork PLC	9,124,706	37,111,785
Spectris PLC	1,079,044	38,666,376
Ultra Electronics Holdings PLC	1,308,194	27,157,689
Victrex PLC	1,040,368	32,993,482
Volution Group PLC	9,088,967	20,503,982

TOTAL UNITED KINGDOM		1,261,155,482

United States of America - 5.2%
Alphabet, Inc. Class C (a)	31,593	37,547,649
Becton, Dickinson & Co.	221,500	53,323,910
Boston Scientific Corp. (a)	1,392,800	51,700,736
Marsh & McLennan Companies, Inc.	694,000	65,437,260
Moody's Corp.	207,900	40,877,298
Roper Technologies, Inc.	133,900	48,163,830
S&P Global, Inc.	240,641	53,099,843
Total System Services, Inc.	427,200	43,676,928

TOTAL UNITED STATES OF AMERICA		393,827,454

TOTAL COMMON STOCKS
(Cost $5,700,241,574)		7,141,279,810

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA	364,944	36,937,144
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	264,481,532	344,884
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $33,088,981)		37,282,028

Investment Companies - 1.2%
United States of America - 1.2%
iShares MSCI Japan ETF
(Cost $85,095,943)	1,617,400	89,636,308

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 2.49% (e)	247,215,475	247,264,918
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	39,021,388	39,025,290
TOTAL MONEY MARKET FUNDS
(Cost $286,284,309)		286,290,208
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $6,104,710,807)		7,554,488,354
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(25,403,392)
NET ASSETS - 100%		$7,529,084,962

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,378,682 or 2.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,489,658
Fidelity Securities Lending Cash Central Fund	707,037
Total	$3,196,695

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$235,772,760	$235,772,760	$--	$--
Consumer Discretionary	612,842,945	355,717,567	257,125,378	--
Consumer Staples	887,575,740	501,444,986	386,130,754	--
Energy	200,587,276	82,453,597	118,133,679	--
Financials	1,594,505,739	1,048,736,478	545,769,261	--
Health Care	1,091,973,938	604,895,542	487,078,396	--
Industrials	1,297,545,791	1,054,127,695	243,418,096	--
Information Technology	1,004,325,922	771,325,098	233,000,824	--
Materials	253,431,727	253,431,727	--	--
Investment Companies	89,636,308	89,636,308	--	--
Money Market Funds	286,290,208	286,290,208	--	--
Total Investments in Securities:	$7,554,488,354	$5,283,831,966	$2,270,656,388	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Overseas Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,784,405) — See accompanying schedule: Unaffiliated issuers (cost $5,818,426,498)	$7,268,198,146
Fidelity Central Funds (cost $286,284,309)	286,290,208
Total Investment in Securities (cost $6,104,710,807)		$7,554,488,354
Foreign currency held at value (cost $264,402)		263,507
Receivable for investments sold
Regular delivery		1,247,370
Delayed delivery		52,322
Receivable for fund shares sold		5,289,149
Dividends receivable		32,542,597
Distributions receivable from Fidelity Central Funds		532,934
Prepaid expenses		3,530
Other receivables		840,828
Total assets		7,595,260,591
Liabilities
Payable for fund shares redeemed	$20,816,804
Accrued management fee	4,441,403
Other affiliated payables	1,010,238
Other payables and accrued expenses	881,894
Collateral on securities loaned	39,025,290
Total liabilities		66,175,629
Net Assets		$7,529,084,962
Net Assets consist of:
Paid in capital		$6,178,776,380
Total distributable earnings (loss)		1,350,308,582
Net Assets		$7,529,084,962
Net Asset Value and Maximum Offering Price
Overseas:
Net Asset Value, offering price and redemption price per share ($6,408,071,554 ÷ 135,301,067 shares)		$47.36
Class K:
Net Asset Value, offering price and redemption price per share ($1,121,013,408 ÷ 23,725,500 shares)		$47.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$72,859,506
Non-Cash dividends		17,486,694
Income from Fidelity Central Funds		3,196,695
Income before foreign taxes withheld		93,542,895
Less foreign taxes withheld		(7,206,459)
Total income		86,336,436
Expenses
Management fee
Basic fee	$22,949,193
Performance adjustment	135,386
Transfer agent fees	4,985,007
Accounting and security lending fees	824,640
Custodian fees and expenses	342,235
Independent trustees' fees and expenses	19,114
Registration fees	87,458
Audit	59,498
Legal	21,833
Miscellaneous	22,029
Total expenses before reductions	29,446,393
Expense reductions	(855,848)
Total expenses after reductions		28,590,545
Net investment income (loss)		57,745,891
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(127,840,854)
Fidelity Central Funds	(6,361)
Foreign currency transactions	(964,395)
Futures contracts	(12,149,423)
Total net realized gain (loss)		(140,961,033)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $320,154)	698,387,662
Fidelity Central Funds	5,899
Assets and liabilities in foreign currencies	(184,140)
Total change in net unrealized appreciation (depreciation)		698,209,421
Net gain (loss)		557,248,388
Net increase (decrease) in net assets resulting from operations		$614,994,279

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,745,891	$104,135,973
Net realized gain (loss)	(140,961,033)	253,305,070
Change in net unrealized appreciation (depreciation)	698,209,421	(873,865,473)
Net increase (decrease) in net assets resulting from operations	614,994,279	(516,424,430)
Distributions to shareholders	(357,799,774)	(89,089,141)
Share transactions - net increase (decrease)	420,042,774	(528,598,495)
Total increase (decrease) in net assets	677,237,279	(1,134,112,066)
Net Assets
Beginning of period	6,851,847,683	7,985,959,749
End of period	$7,529,084,962	$6,851,847,683

See accompanying notes which are an integral part of the financial statements.

Fidelity Overseas Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$46.04	$50.18	$40.73	$41.56	$39.02	$39.22
Income from Investment Operations
Net investment income (loss)A	.37	.68	.58	.75B	.52	.77C
Net realized and unrealized gain (loss)	3.37	(4.27)	9.65	(1.15)	2.69	(.28)
Total from investment operations	3.74	(3.59)	10.23	(.40)	3.21	.49
Distributions from net investment income	(.68)	(.52)	(.72)	(.43)	(.67)	(.51)
Distributions from net realized gain	(1.74)	(.03)	(.05)	(.01)	–	(.18)
Total distributions	(2.42)	(.55)	(.78)D	(.43)E	(.67)	(.69)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$47.36	$46.04	$50.18	$40.73	$41.56	$39.02
Total ReturnG,H	8.84%	(7.23)%	25.63%	(.97)%	8.34%	1.27%
Ratios to Average Net AssetsI,J
Expenses before reductions	.87%K	.97%	1.00%	1.03%	1.04%	1.04%
Expenses net of fee waivers, if any	.87%K	.97%	1.00%	1.03%	1.04%	1.04%
Expenses net of all reductions	.84%K	.96%	1.00%	1.03%	1.03%	1.04%
Net investment income (loss)	1.65%K	1.35%	1.30%	1.88%B	1.28%	1.93%C
Supplemental Data
Net assets, end of period (000 omitted)	$6,408,072	$5,825,757	$6,828,078	$4,569,084	$3,844,290	$2,738,667
Portfolio turnover rateL	61%K	33%	26%M	33%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.42%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total distributions of $.78 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $.052 per share.

 E Total distributions of $.43 per share is comprised of distributions from net investment income of $.428 and distributions from net realized gain of $.006 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Overseas Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$45.98	$50.11	$40.67	$41.49	$38.96	$39.17
Income from Investment Operations
Net investment income (loss)A	.39	.73	.64	.80B	.57	.82C
Net realized and unrealized gain (loss)	3.36	(4.26)	9.62	(1.14)	2.68	(.28)
Total from investment operations	3.75	(3.53)	10.26	(.34)	3.25	.54
Distributions from net investment income	(.73)	(.57)	(.77)	(.47)	(.72)	(.58)
Distributions from net realized gain	(1.74)	(.03)	(.05)	(.01)	–	(.18)
Total distributions	(2.48)D	(.60)	(.82)	(.48)	(.72)	(.75)E
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$47.25	$45.98	$50.11	$40.67	$41.49	$38.96
Total ReturnG,H	8.88%	(7.13)%	25.80%	(.85)%	8.47%	1.41%
Ratios to Average Net AssetsI,J
Expenses before reductions	.75%K	.86%	.89%	.91%	.91%	.90%
Expenses net of fee waivers, if any	.75%K	.86%	.89%	.91%	.91%	.90%
Expenses net of all reductions	.73%K	.85%	.88%	.90%	.90%	.90%
Net investment income (loss)	1.76%K	1.46%	1.42%	2.00%B	1.40%	2.06%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,121,013	$1,026,091	$1,157,882	$744,679	$691,585	$626,817
Portfolio turnover rateL	61%K	33%	26%M	33%	28%	41%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.18 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.24 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 D Total distributions of $2.48 per share is comprised of distributions from net investment income of $.733 and distributions from net realized gain of $1.744 per share.

 E Total distributions of $.75 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.177 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $294,747 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,589,034,728
Gross unrealized depreciation	(141,787,508)
Net unrealized appreciation (depreciation)	$1,447,247,220
Tax cost	$6,107,241,134

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,097,129,190 and $2,050,509,358, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Overseas	$4,745,274.16
Class K	239,733.05
	$4,985,007

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,428 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,817 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $707,037. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $829,656 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $686.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $25,506.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Overseas	$302,291,778	$74,926,544
Class K	55,507,996	14,162,597
Total	$357,799,774	$89,089,141

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Overseas
Shares sold	19,209,409	29,404,571	$835,672,323	$1,465,217,884
Reinvestment of distributions	6,585,978	1,397,531	274,832,872	69,429,338
Shares redeemed	(17,021,209)	(40,342,442)	(748,953,322)	(2,020,744,759)
Net increase (decrease)	8,774,178	(9,540,340)	$361,551,873	$(486,097,537)
Class K
Shares sold	2,954,872	6,397,391	$130,696,982	$319,720,787
Reinvestment of distributions	1,333,686	285,767	55,507,996	14,162,597
Shares redeemed	(2,880,602)	(7,474,394)	(127,714,077)	(376,384,342)
Net increase (decrease)	1,407,956	(791,236)	$58,490,901	$(42,500,958)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 32% of the total outstanding shares of the Fund.

Fidelity® Worldwide Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
United States of America*	61.8%
Japan	5.1%
United Kingdom	4.8%
Switzerland	3.8%
Germany	3.6%
Netherlands	3.1%
France	2.7%
Ireland	1.7%
India	1.5%
Other	11.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	98.0
Investment Companies	0.2
Short-Term Investments and Net Other Assets (Liabilities)	1.8

Top Ten Stocks as of April 30, 2019

% of fund's net assets
MasterCard, Inc. Class A (United States of America, IT Services)	3.6
Microsoft Corp. (United States of America, Software)	3.4
PayPal Holdings, Inc. (United States of America, IT Services)	3.4
Visa, Inc. Class A (United States of America, IT Services)	3.1
Bank of America Corp. (United States of America, Banks)	2.7
Amazon.com, Inc. (United States of America, Internet & Direct Marketing Retail)	2.6
Moody's Corp. (United States of America, Capital Markets)	2.5
Adobe, Inc. (United States of America, Software)	2.5
MSCI, Inc. (United States of America, Capital Markets)	2.4
Union Pacific Corp. (United States of America, Road & Rail)	2.4
28.6

Top Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	30.3
Financials	15.0
Consumer Discretionary	11.9
Industrials	10.4
Health Care	10.2
Consumer Staples	6.8
Communication Services	4.8
Real Estate	4.2
Energy	2.2
Materials	1.5

Fidelity® Worldwide Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 0.7%
Bapcor Ltd.	842,636	$3,379,952
Blue Sky Alternative Investments Ltd. (a)	156,344	29,758
CSL Ltd.	51,973	7,275,280
Inghams Group Ltd.	808,523	2,536,359
Magellan Financial Group Ltd.	81,493	2,562,777
National Storage (REIT) unit	1,875,761	2,366,949
Pro Medicus Ltd.	34,086	491,151
Rio Tinto Ltd.	278	18,690

TOTAL AUSTRALIA		18,660,916

Austria - 0.4%
Erste Group Bank AG	192,900	7,723,932
Wienerberger AG	163,500	3,751,988

TOTAL AUSTRIA		11,475,920

Bailiwick of Jersey - 0.2%
Experian PLC	211,589	6,159,126
Belgium - 0.4%
KBC Groep NV	144,364	10,689,870
Bermuda - 0.6%
Haier Electronics Group Co. Ltd.	713,000	2,040,441
Hiscox Ltd.	192,427	4,200,481
Marvell Technology Group Ltd.	369,000	9,232,380

TOTAL BERMUDA		15,473,302

Brazil - 0.3%
BM&F BOVESPA SA	403,000	3,540,677
Notre Dame Intermedica Participacoes SA	444,000	3,976,762

TOTAL BRAZIL		7,517,439

Canada - 1.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	134,000	7,900,769
Cenovus Energy, Inc. (Canada)	228,100	2,261,079
Constellation Software, Inc.	6,200	5,470,504
Dollarama, Inc.	102,800	3,087,760
Shopify, Inc. (a)(b)	48,000	11,689,440
Suncor Energy, Inc.	212,700	7,014,321

TOTAL CANADA		37,423,873

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	53,400	9,909,438
Meituan Dianping Class B	369,166	2,682,345
Momo, Inc. ADR	72,700	2,549,589
Sands China Ltd.	455,600	2,503,105
Sea Ltd. ADR (a)	109,300	2,720,477
Tencent Holdings Ltd.	201,100	9,911,749

TOTAL CAYMAN ISLANDS		30,276,703

China - 0.6%
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	504,300	2,447,033
Kweichow Moutai Co. Ltd. (A Shares)	41,900	6,059,570
Shanghai International Airport Co. Ltd. (A Shares)	425,429	4,461,544
SKSHU Paint Co. Ltd. (A Shares)	313,200	3,074,382

TOTAL CHINA		16,042,529

Denmark - 0.5%
DONG Energy A/S (c)	66,600	5,098,833
Netcompany Group A/S (c)	106,619	3,802,616
Novo Nordisk A/S Series B	23,176	1,135,498
SimCorp A/S	32,900	3,225,103

TOTAL DENMARK		13,262,050

France - 2.7%
ALTEN	19,500	2,128,068
Capgemini SA	72,800	8,826,633
Cegedim SA (a)	39,210	1,141,227
LVMH Moet Hennessy - Louis Vuitton SA	32,239	12,657,587
Sartorius Stedim Biotech	25,200	3,419,983
SR Teleperformance SA	36,400	6,993,535
Total SA	399,409	22,203,446
VINCI SA	123,600	12,483,136

TOTAL FRANCE		69,853,615

Germany - 3.6%
adidas AG	48,069	12,351,741
Akasol AG (c)	27,300	1,417,691
Allianz SE	41,300	9,982,795
Daimler AG (Germany)	64,200	4,200,872
Deutsche Borse AG	9,362	1,250,973
Deutsche Post AG	212,475	7,385,723
Instone Real Estate Group BV (a)(c)	74,900	1,827,171
Linde PLC	35,434	6,374,741
MTU Aero Engines Holdings AG	41,100	9,666,700
Nexus AG	46,000	1,315,637
Rational AG	3,670	2,477,996
Rheinmetall AG	25,100	2,879,966
SAP SE	169,384	21,834,995
Vonovia SE	94,400	4,708,441
WashTec AG	72,500	5,700,252

TOTAL GERMANY		93,375,694

Greece - 0.0%
Ff Group (a)(d)	59,300	159,626
Hong Kong - 0.6%
AIA Group Ltd.	1,255,400	12,854,587
Techtronic Industries Co. Ltd.	231,000	1,669,603

TOTAL HONG KONG		14,524,190

India - 1.5%
Avenue Supermarts Ltd. (a)(c)	1,642	30,543
HDFC Bank Ltd.	154,962	5,140,970
HDFC Bank Ltd. sponsored ADR	91,693	10,512,602
Housing Development Finance Corp. Ltd.	354,494	10,154,540
Lupin Ltd. (a)	1,335	16,716
Sunteck Realty Ltd. (a)	304,120	2,014,964
TCNS Clothing Co. Ltd. (a)(c)	208,823	2,462,658
V-Mart Retail Ltd. (a)	182,903	7,314,072

TOTAL INDIA		37,647,065

Indonesia - 0.1%
PT Bank Central Asia Tbk	896,600	1,808,930
PT Bank Rakyat Indonesia Tbk	6,238,600	1,913,171
PT Kino Indonesia Tbk	234,500	42,621

TOTAL INDONESIA		3,764,722

Ireland - 1.7%
Accenture PLC Class A	152,000	27,765,840
Cairn Homes PLC (a)	2,880,639	4,142,045
Dalata Hotel Group PLC	274,574	1,813,897
DCC PLC (United Kingdom)	16,000	1,428,767
Green REIT PLC	621,300	1,180,464
Greencore Group PLC	367,415	1,101,951
Kerry Group PLC Class A	53,800	6,022,140

TOTAL IRELAND		43,455,104

Italy - 0.3%
Recordati SpA	173,400	6,999,531
Japan - 5.1%
A/S One Corp.	103,300	8,243,970
AEON Financial Service Co. Ltd.	116,800	2,410,550
Ain Holdings, Inc.	51,100	4,055,155
Daiichikosho Co. Ltd.	62,500	3,052,202
Fanuc Corp.	42,900	8,059,862
Hoya Corp.	204,900	14,374,914
Kao Corp.	50,400	3,871,563
Keyence Corp.	23,720	14,718,133
Minebea Mitsumi, Inc.	283,600	5,015,414
Misumi Group, Inc.	64,700	1,671,588
Monex Group, Inc. (b)	297,500	902,689
MonotaRO Co. Ltd.	105,500	2,426,420
Nidec Corp.	30,600	4,336,110
Nitori Holdings Co. Ltd.	22,000	2,616,814
NSD Co. Ltd.	162,900	4,031,737
ORIX Corp.	606,900	8,561,815
PALTAC Corp.	43,700	2,396,939
Persol Holdings Co., Ltd.	131,100	2,452,645
Recruit Holdings Co. Ltd.	109,200	3,263,403
Relo Group, Inc.	276,500	7,520,939
Shimadzu Corp.	85,000	2,269,312
Shiseido Co. Ltd.	34,300	2,684,388
SMC Corp.	24,800	10,254,392
SoftBank Corp.	107,700	11,419,580
Terumo Corp.	73,200	2,199,384

TOTAL JAPAN		132,809,918

Kenya - 0.1%
Safaricom Ltd.	6,251,600	1,739,818
Korea (South) - 0.2%
AMOREPACIFIC Corp.	15,680	2,801,900
Cafe24 Corp. (a)	17,437	1,438,091
Hyundai Fire & Marine Insurance Co. Ltd.	21,488	706,107

TOTAL KOREA (SOUTH)		4,946,098

Malta - 0.1%
Kambi Group PLC (a)	76,200	1,518,167
Mauritius - 0.0%
MakeMyTrip Ltd. (a)	32,000	806,720
Mexico - 0.1%
Grupo Financiero Banorte S.A.B. de CV Series O	429,700	2,716,090
Netherlands - 3.1%
Adyen BV (c)	2,066	1,681,379
Airbus Group NV	55,600	7,613,289
Argenx SE ADR (a)	21,832	2,796,024
ASML Holding NV (Netherlands)	56,800	11,820,175
Basic-Fit NV (a)(c)	65,600	2,325,032
IMCD Group BV	52,000	4,199,270
Interxion Holding N.V. (a)	15,000	1,037,850
NXP Semiconductors NV	280,400	29,615,848
Unilever NV (Certificaten Van Aandelen) (Bearer)	300,627	18,189,312
Van Lanschot NV (Bearer)	17,200	446,599

TOTAL NETHERLANDS		79,724,778

New Zealand - 0.5%
EBOS Group Ltd.	210,137	3,006,308
Fisher & Paykel Healthcare Corp.	313,590	3,311,353
Ryman Healthcare Group Ltd.	744,575	6,042,215

TOTAL NEW ZEALAND		12,359,876

Norway - 1.2%
Adevinta ASA:
Class A (a)	218,300	2,201,863
Class B	198,400	1,951,932
Equinor ASA	894,280	19,948,442
Schibsted ASA (A Shares)	218,300	5,728,590

TOTAL NORWAY		29,830,827

Philippines - 0.2%
D&L Industries, Inc.	8,349,900	1,761,610
Holcim Philippines, Inc.	12,036,100	2,948,565

TOTAL PHILIPPINES		4,710,175

Poland - 0.1%
Bank Polska Kasa Opieki SA	53,183	1,582,359
South Africa - 0.4%
Clicks Group Ltd.	169,300	2,315,641
Naspers Ltd. Class N	27,600	7,100,115

TOTAL SOUTH AFRICA		9,415,756

Spain - 0.4%
Grifols SA ADR	181,002	3,464,378
Masmovil Ibercom SA (a)	324,805	7,118,447

TOTAL SPAIN		10,582,825

Sweden - 0.9%
ASSA ABLOY AB (B Shares)	185,600	3,967,677
Indutrade AB	241,100	7,371,566
Securitas AB (B Shares)	197,500	3,453,591
Telefonaktiebolaget LM Ericsson (B Shares)	831,500	8,225,345

TOTAL SWEDEN		23,018,179

Switzerland - 3.8%
Alcon, Inc. (a)	92,800	5,344,231
Compagnie Financiere Richemont SA Series A	20,670	1,511,025
EDAG Engineering Group AG	77,800	1,221,647
Forbo Holding AG (Reg.)	1,430	2,297,375
Kaba Holding AG (B Shares) (Reg.)	2,860	2,158,438
Lonza Group AG	18,382	5,676,900
Medacta Group SA (c)	26,500	2,427,769
Nestle SA (Reg. S)	319,640	30,774,189
Partners Group Holding AG	11,005	8,290,336
Roche Holding AG (participation certificate)	92,679	24,454,593
Schindler Holding AG (participation certificate)	14,628	3,155,439
Sika AG	40,439	6,191,161
Swiss Re Ltd.	56,180	5,406,557

TOTAL SWITZERLAND		98,909,660

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	844,000	7,086,022
United Kingdom - 4.8%
Anglo American PLC (United Kingdom)	142,359	3,678,194
AstraZeneca PLC:
(United Kingdom)	218,492	16,277,612
sponsored ADR	108,000	4,067,280
Beazley PLC	568,100	4,267,022
BHP Billiton PLC	343,865	8,116,787
Big Yellow Group PLC	199,900	2,713,571
Bunzl PLC	337,660	10,166,726
Compass Group PLC	262,934	5,982,763
Cranswick PLC	68,215	2,577,839
Dechra Pharmaceuticals PLC	102,400	3,551,887
Diageo PLC	285,751	12,046,609
Fever-Tree Drinks PLC	25,100	1,029,044
Hilton Food Group PLC	374,800	4,965,590
Hotel Chocolat Group Ltd.	603,300	2,891,134
JTC PLC (c)	432,300	2,237,965
Keywords Studios PLC	100,500	2,040,480
Lloyds Banking Group PLC	6,649,550	5,438,237
London Stock Exchange Group PLC	6,881	451,141
Micro Focus International PLC	155,077	3,918,627
Network International Holdings PLC (c)	535,100	3,635,384
Ocado Group PLC (a)	273,700	4,862,828
Prudential PLC	214,700	4,878,281
Rio Tinto PLC	110,505	6,446,759
Rotork PLC	752,300	3,059,736
Standard Life PLC	1,057,800	3,847,066

TOTAL UNITED KINGDOM		123,148,562

United States of America - 59.8%
Abbott Laboratories	262,000	20,844,720
Adobe, Inc. (a)	218,124	63,092,367
Alexion Pharmaceuticals, Inc. (a)	258,000	35,121,540
Alphabet, Inc. Class A (a)	47,500	56,950,600
Amazon.com, Inc. (a)	35,000	67,428,200
American Tower Corp.	242,000	47,262,600
American Water Works Co., Inc.	8,000	865,520
Amphenol Corp. Class A	30,000	2,986,800
Arista Networks, Inc. (a)	18,000	5,621,220
AutoZone, Inc. (a)	30,000	30,849,300
Bank of America Corp.	2,279,000	69,691,820
Becton, Dickinson & Co.	21,000	5,055,540
BJ's Wholesale Club Holdings, Inc.	41,700	1,182,195
bluebird bio, Inc. (a)	47,915	6,795,784
Broadcom, Inc.	30,000	9,552,000
Burlington Stores, Inc. (a)	13,000	2,195,830
Cisco Systems, Inc.	548,000	30,660,600
Cogent Communications Group, Inc.	39,000	2,153,970
Costco Wholesale Corp.	46,000	11,294,380
Crown Castle International Corp.	107,000	13,458,460
D.R. Horton, Inc.	262,000	11,609,220
Danaher Corp.	76,000	10,065,440
Dell Technologies, Inc. (a)	65,000	4,381,650
Encompass Health Corp.	2	129
Equinix, Inc.	9,000	4,092,300
Equity Lifestyle Properties, Inc.	12,000	1,400,400
Estee Lauder Companies, Inc. Class A	307,000	52,745,670
Etsy, Inc. (a)	15,000	1,013,100
Exxon Mobil Corp.	44,000	3,532,320
Facebook, Inc. Class A (a)	46,000	8,896,400
Five Below, Inc. (a)	78,000	11,418,420
Forescout Technologies, Inc. (a)	15,000	630,600
General Electric Co.	175,000	1,779,750
Honeywell International, Inc.	36,000	6,250,680
Humana, Inc.	18,300	4,674,003
IAC/InterActiveCorp (a)	7,000	1,573,880
Illumina, Inc. (a)	4,000	1,248,000
Intercept Pharmaceuticals, Inc. (a)	17,060	1,470,231
Intuitive Surgical, Inc. (a)	4,000	2,042,520
IQVIA Holdings, Inc. (a)	13,000	1,805,700
Kansas City Southern	8,000	985,120
Keysight Technologies, Inc. (a)	9,000	783,270
lululemon athletica, Inc. (a)	700	123,445
Marsh & McLennan Companies, Inc.	46,200	4,356,198
MasterCard, Inc. Class A	369,600	93,967,099
McCormick & Co., Inc. (non-vtg.)	7,000	1,077,790
MercadoLibre, Inc. (a)	3,000	1,452,420
Mettler-Toledo International, Inc. (a)	2,000	1,490,520
Microsoft Corp.	678,000	88,546,800
Moody's Corp.	333,000	65,474,460
MSCI, Inc.	277,000	62,430,260
NextEra Energy, Inc.	30,000	5,833,200
Norfolk Southern Corp.	241,000	49,168,820
NVIDIA Corp.	103,000	18,643,000
PayPal Holdings, Inc. (a)	769,000	86,720,130
Pivotal Software, Inc.	120,000	2,604,000
Procter & Gamble Co.	56,000	5,962,880
Prologis, Inc.	235,000	18,017,450
Qualcomm, Inc.	202,000	17,398,260
Ross Stores, Inc.	84,000	8,203,440
S&P Global, Inc.	218,628	48,242,454
Salesforce.com, Inc. (a)	124,000	20,503,400
ServiceNow, Inc. (a)	14,000	3,801,140
Skyworks Solutions, Inc.	107,000	9,435,260
Snap, Inc. Class A (a)	97,000	1,080,580
Square, Inc. (a)	378,000	27,525,960
T-Mobile U.S., Inc. (a)	32,000	2,335,680
Tableau Software, Inc. (a)	21,000	2,558,010
The AES Corp.	340,900	5,836,208
The Boeing Co.	4,000	1,510,760
Thermo Fisher Scientific, Inc.	29,000	8,046,050
TJX Companies, Inc.	250,000	13,720,000
Toro Co.	13,000	950,950
Tradeweb Markets, Inc. Class A	11,000	442,750
Twilio, Inc. Class A (a)	11,000	1,508,540
Twitter, Inc. (a)	229,000	9,139,390
Ulta Beauty, Inc. (a)	110,000	38,387,800
Union Pacific Corp.	350,000	61,964,000
UnitedHealth Group, Inc.	114,000	26,569,980
Vertex Pharmaceuticals, Inc. (a)	16,000	2,703,680
VF Corp.	61,000	5,759,010
Visa, Inc. Class A	488,100	80,258,283
Wayfair LLC Class A (a)	9,022	1,462,917
Workday, Inc. Class A (a)	4,000	822,520
Xcel Energy, Inc.	57,000	3,220,500
Zebra Technologies Corp. Class A (a)	79,000	16,680,060

TOTAL UNITED STATES OF AMERICA		1,541,398,303

TOTAL COMMON STOCKS
(Cost $2,022,443,400)		2,523,065,408

Nonconvertible Preferred Stocks - 0.1%
Brazil - 0.1%
Itausa-Investimentos Itau SA (PN)
(Cost $4,241,662)	1,218,900	3,702,303

Investment Companies - 0.2%
United States of America - 0.2%
iShares MSCI Japan ETF
(Cost $4,306,231)	79,200	4,389,264
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.41% 5/30/19 (Cost $89,827)	90,000	89,828
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 2.49% (e)	42,425,973	42,434,458
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	3,898,420	3,898,810
TOTAL MONEY MARKET FUNDS
(Cost $46,323,152)		46,333,268
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,077,404,272)		2,577,580,071
NET OTHER ASSETS (LIABILITIES) - 0.0%		(493,666)
NET ASSETS - 100%		$2,577,086,405

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,947,041 or 1.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,202,754
Fidelity Securities Lending Cash Central Fund	107,028
Total	$1,309,782

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$123,650,475	$102,319,146	$21,331,329	$--
Consumer Discretionary	300,806,380	271,877,097	28,769,657	159,626
Consumer Staples	184,128,689	123,118,579	61,010,110	--
Energy	54,959,608	32,756,162	22,203,446	--
Financials	392,484,506	352,487,522	39,996,984	--
Health Care	258,944,440	208,393,529	50,550,911	--
Industrials	264,872,391	208,378,421	56,493,970	--
Information Technology	777,140,375	739,994,013	37,146,362	--
Materials	42,362,877	27,799,331	14,563,546	--
Real Estate	106,563,709	106,563,709	--	--
Utilities	20,854,261	20,854,261	--	--
Investment Companies	4,389,264	4,389,264	--	--
Government Obligations	89,828	--	89,828	--
Money Market Funds	46,333,268	46,333,268	--	--
Total Investments in Securities:	$2,577,580,071	$2,245,264,302	$332,156,143	$159,626

See accompanying notes which are an integral part of the financial statements.

Fidelity® Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,119,886) — See accompanying schedule: Unaffiliated issuers (cost $2,031,081,120)	$2,531,246,803
Fidelity Central Funds (cost $46,323,152)	46,333,268
Total Investment in Securities (cost $2,077,404,272)		$2,577,580,071
Foreign currency held at value (cost $217,748)		212,937
Receivable for investments sold		13,066,902
Receivable for fund shares sold		3,223,494
Dividends receivable		5,209,808
Distributions receivable from Fidelity Central Funds		118,590
Prepaid expenses		940
Other receivables		297,954
Total assets		2,599,710,696
Liabilities
Payable for investments purchased	$12,717,527
Payable for fund shares redeemed	3,651,007
Accrued management fee	1,645,055
Distribution and service plan fees payable	25,317
Other affiliated payables	458,853
Other payables and accrued expenses	226,633
Collateral on securities loaned	3,899,899
Total liabilities		22,624,291
Net Assets		$2,577,086,405
Net Assets consist of:
Paid in capital		$2,060,551,753
Total distributable earnings (loss)		516,534,652
Net Assets		$2,577,086,405
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($49,794,993 ÷ 1,844,221 shares)		$27.00
Maximum offering price per share (100/94.25 of $27.00)		$28.65
Class M:
Net Asset Value and redemption price per share ($13,957,155 ÷ 521,061 shares)		$26.79
Maximum offering price per share (100/96.50 of $26.79)		$27.76
Class C:
Net Asset Value and offering price per share ($11,372,320 ÷ 435,896 shares)(a)		$26.09
Worldwide:
Net Asset Value, offering price and redemption price per share ($2,444,085,500 ÷ 89,412,952 shares)		$27.33
Class I:
Net Asset Value, offering price and redemption price per share ($44,886,446 ÷ 1,651,511 shares)		$27.18
Class Z:
Net Asset Value, offering price and redemption price per share ($12,989,991 ÷ 478,157 shares)		$27.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$19,337,241
Non-Cash dividends		2,585,816
Interest		8,268
Income from Fidelity Central Funds		1,309,782
Income before foreign taxes withheld		23,241,107
Less foreign taxes withheld		(1,056,355)
Total income		22,184,752
Expenses
Management fee
Basic fee	$7,778,861
Performance adjustment	728,625
Transfer agent fees	2,288,890
Distribution and service plan fees	146,204
Accounting and security lending fees	352,269
Custodian fees and expenses	87,312
Independent trustees' fees and expenses	6,281
Registration fees	153,707
Audit	63,721
Legal	9,896
Miscellaneous	6,466
Total expenses before reductions	11,622,232
Expense reductions	(342,465)
Total expenses after reductions		11,279,767
Net investment income (loss)		10,904,985
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,492,371
Fidelity Central Funds	(9,745)
Foreign currency transactions	43,981
Futures contracts	(713,533)
Total net realized gain (loss)		12,813,074
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $136,975)	230,131,736
Fidelity Central Funds	9,701
Assets and liabilities in foreign currencies	(34,925)
Futures contracts	459,866
Total change in net unrealized appreciation (depreciation)		230,566,378
Net gain (loss)		243,379,452
Net increase (decrease) in net assets resulting from operations		$254,284,437

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,904,985	$7,705,413
Net realized gain (loss)	12,813,074	203,152,728
Change in net unrealized appreciation (depreciation)	230,566,378	(149,064,911)
Net increase (decrease) in net assets resulting from operations	254,284,437	61,793,230
Distributions to shareholders	(191,789,642)	(114,348,791)
Share transactions - net increase (decrease)	281,916,308	553,625,621
Total increase (decrease) in net assets	344,411,103	501,070,060
Net Assets
Beginning of period	2,232,675,302	1,731,605,242
End of period	$2,577,086,405	$2,232,675,302

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.57	$27.28	$21.83	$22.88	$24.64	$25.18
Income from Investment Operations
Net investment income (loss)A	.08	.03	.11	.12	.06	.02
Net realized and unrealized gain (loss)	2.51	1.00	5.53	(.35)	.58	1.46
Total from investment operations	2.59	1.03	5.64	(.23)	.64	1.48
Distributions from net investment income	(.02)	(.09)	(.12)	(.07)	–	(.04)
Distributions from net realized gain	(2.14)	(1.65)	(.07)	(.75)	(2.40)	(1.98)
Total distributions	(2.16)	(1.74)	(.19)	(.82)	(2.40)	(2.02)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$27.00	$26.57	$27.28	$21.83	$22.88	$24.64
Total ReturnC,D,E	10.87%	3.96%	26.06%	(1.09)%	2.73%	6.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.23%	1.12%	1.22%	1.27%	1.31%
Expenses net of fee waivers, if any	1.25%H	1.23%	1.12%	1.22%	1.26%	1.31%
Expenses net of all reductions	1.22%H	1.22%	1.11%	1.22%	1.26%	1.31%
Net investment income (loss)	.67%H	.12%	.47%	.55%	.27%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$49,795	$42,947	$32,823	$29,052	$31,043	$33,788
Portfolio turnover rateI	145%H	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.39	$27.11	$21.67	$22.72	$24.49	$25.05
Income from Investment Operations
Net investment income (loss)A	.05	(.05)	.04	.05	(.01)	(.04)
Net realized and unrealized gain (loss)	2.49	1.00	5.50	(.35)	.57	1.46
Total from investment operations	2.54	.95	5.54	(.30)	.56	1.42
Distributions from net investment income	–	(.02)	(.03)	–	–	–
Distributions from net realized gain	(2.14)	(1.65)	(.07)	(.75)	(2.33)	(1.98)
Total distributions	(2.14)	(1.67)	(.10)	(.75)	(2.33)	(1.98)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$26.79	$26.39	$27.11	$21.67	$22.72	$24.49
Total ReturnC,D,E	10.76%	3.65%	25.68%	(1.38)%	2.36%	6.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.52%	1.42%	1.53%	1.57%	1.58%
Expenses net of fee waivers, if any	1.53%H	1.52%	1.42%	1.52%	1.56%	1.58%
Expenses net of all reductions	1.50%H	1.51%	1.41%	1.52%	1.56%	1.58%
Net investment income (loss)	.39%H	(.17)%	.17%	.25%	(.04)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,957	$12,746	$10,634	$9,270	$13,055	$12,160
Portfolio turnover rateI	145%H	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.82	$26.67	$21.33	$22.48	$24.12	$24.78
Income from Investment Operations
Net investment income (loss)A	(.02)	(.18)	(.07)	(.05)	(.12)	(.15)
Net realized and unrealized gain (loss)	2.43	.98	5.42	(.35)	.57	1.44
Total from investment operations	2.41	.80	5.35	(.40)	.45	1.29
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.14)	(1.65)	(.01)	(.75)	(2.09)	(1.95)
Total distributions	(2.14)	(1.65)	(.01)	(.75)	(2.09)	(1.95)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$26.09	$25.82	$26.67	$21.33	$22.48	$24.12
Total ReturnC,D,E	10.48%	3.12%	25.10%	(1.88)%	1.90%	5.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.04%H	2.01%	1.89%	2.01%	2.07%	2.04%
Expenses net of fee waivers, if any	2.04%H	2.01%	1.89%	2.01%	2.07%	2.04%
Expenses net of all reductions	2.02%H	2.00%	1.88%	2.00%	2.06%	2.03%
Net investment income (loss)	(.13)%H	(.66)%	(.30)%	(.24)%	(.54)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$11,372	$12,744	$10,264	$10,315	$11,231	$9,229
Portfolio turnover rateI	145%H	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.90	$27.61	$22.09	$23.14	$24.92	$25.41
Income from Investment Operations
Net investment income (loss)A	.12	.11	.19	.19	.13	.11
Net realized and unrealized gain (loss)	2.54	1.00	5.60	(.35)	.58	1.47
Total from investment operations	2.66	1.11	5.79	(.16)	.71	1.58
Distributions from net investment income	(.09)	(.17)	(.20)	(.14)	(.08)	(.09)
Distributions from net realized gain	(2.14)	(1.65)	(.07)	(.75)	(2.41)	(1.98)
Total distributions	(2.23)	(1.82)	(.27)	(.89)	(2.49)	(2.07)
Redemption fees added to paid in capitalA	–	–	–B	–B	–B	–B
Net asset value, end of period	$27.33	$26.90	$27.61	$22.09	$23.14	$24.92
Total ReturnC,D	11.05%	4.23%	26.49%	(.78)%	3.01%	6.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.98%G	.94%	.81%	.91%	.96%	.98%
Expenses net of fee waivers, if any	.98%G	.94%	.81%	.91%	.96%	.97%
Expenses net of all reductions	.95%G	.93%	.80%	.90%	.95%	.97%
Net investment income (loss)	.94%G	.41%	.79%	.87%	.57%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$2,444,085	$2,112,988	$1,656,173	$1,421,364	$1,543,516	$1,535,658
Portfolio turnover rateH	145%G	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.77	$27.49	$21.99	$23.03	$24.81	$25.31
Income from Investment Operations
Net investment income (loss)A	.12	.11	.19	.17	.13	.10
Net realized and unrealized gain (loss)	2.52	.99	5.56	(.35)	.58	1.47
Total from investment operations	2.64	1.10	5.75	(.18)	.71	1.57
Distributions from net investment income	(.09)	(.18)	(.18)	(.11)	(.07)	(.09)
Distributions from net realized gain	(2.14)	(1.65)	(.07)	(.75)	(2.41)	(1.98)
Total distributions	(2.23)	(1.82)B	(.25)	(.86)	(2.49)C	(2.07)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$27.18	$26.77	$27.49	$21.99	$23.03	$24.81
Total ReturnE,F	11.06%	4.22%	26.45%	(.86)%	3.00%	6.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	.96%	.83%	.99%	.98%	1.01%
Expenses net of fee waivers, if any	.97%I	.95%	.83%	.99%	.98%	1.01%
Expenses net of all reductions	.95%I	.94%	.82%	.98%	.97%	1.00%
Net investment income (loss)	.94%I	.40%	.77%	.78%	.55%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$44,886	$50,956	$21,711	$12,924	$25,173	$19,107
Portfolio turnover rateJ	145%I	117%	111%	117%	151%	163%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.82 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $1.648 per share.

 C Total distributions of $2.49 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $2.413 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$26.78	$29.54
Income from Investment Operations
Net investment income (loss)B	.14	(.01)
Net realized and unrealized gain (loss)	2.52	(2.75)
Total from investment operations	2.66	(2.76)
Distributions from net investment income	(.13)	–
Distributions from net realized gain	(2.14)	–
Total distributions	(2.27)	–
Net asset value, end of period	$27.17	$26.78
Total ReturnC,D	11.14%	(9.34)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.83%G	.88%G
Expenses net of fee waivers, if any	.83%G	.88%G
Expenses net of all reductions	.80%G	.87%G
Net investment income (loss)	1.09%G	(.27)%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,990	$294
Portfolio turnover rateH	145%G	117%G

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Worldwide, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$525,014,261
Gross unrealized depreciation	(28,188,648)
Net unrealized appreciation (depreciation)	$496,825,613
Tax cost	$2,080,754,458

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,905,628,700 and $1,635,785,216, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$55,685	$2,875
Class M	.25%	.25%	31,834	406
Class C	.75%	.25%	58,685	10,821
			$146,204	$ 14,102

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10,231
Class M	1,218
Class C(a)	645
$12,094

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$48,001.22
Class M	15,838.25
Class C	15,418.26
Worldwide	2,160,640.19
Class I	48,223.19
Class Z	770.04
	$2,288,890

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $26,911 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,263 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $107,028. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $316,457 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,230.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,778 and a portion of class-level operating expenses as follows:

Amount
Class A	$304
Class M	86
Class C	78
Worldwide	15,172
Class I	351
Class Z	9
$16,000

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Distributions to shareholders
Class A	$3,477,297	$2,051,466
Class M	999,954	654,014
Class C	1,007,630	633,808
Worldwide	181,843,298	109,503,017
Class I	4,378,836	1,506,486
Class Z	82,627	–
Total	$191,789,642	$114,348,791

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	339,080	609,144	$8,407,519	$17,061,872
Reinvestment of distributions	145,668	78,436	3,446,501	2,026,788
Shares redeemed	(257,190)	(274,061)	(6,443,479)	(7,593,781)
Net increase (decrease)	227,558	413,519	$5,410,541	$11,494,879
Class M
Shares sold	71,184	168,412	$1,765,887	$4,717,242
Reinvestment of distributions	42,261	25,202	992,713	648,710
Shares redeemed	(75,333)	(102,871)	(1,909,563)	(2,844,892)
Net increase (decrease)	38,112	90,743	$849,037	$2,521,060
Class C
Shares sold	62,050	162,206	$1,497,929	$4,408,829
Reinvestment of distributions	41,980	23,576	962,606	596,476
Shares redeemed	(161,633)	(77,137)	(3,964,479)	(2,067,888)
Net increase (decrease)	(57,603)	108,645	$(1,503,944)	$2,937,417
Worldwide
Shares sold	12,684,716	25,541,865	$326,191,356	$707,560,818
Reinvestment of distributions	7,338,910	4,051,546	175,546,728	105,785,859
Shares redeemed	(9,146,563)	(11,038,188)	(229,948,947)	(308,523,854)
Net increase (decrease)	10,877,063	18,555,223	$271,789,137	$504,822,823
Class I
Shares sold	422,061	1,332,978	$10,713,075	$37,665,029
Reinvestment of distributions	180,011	55,805	4,282,467	1,449,814
Shares redeemed	(853,855)	(275,288)	(21,839,174)	(7,566,057)
Net increase (decrease)	(251,783)	1,113,495	$(6,843,632)	$31,548,786
Class Z
Shares sold	473,132	10,966	$12,375,899	$300,656
Reinvestment of distributions	3,156	–	74,996	–
Shares redeemed	(9,097)	–	(235,726)	–
Net increase (decrease)	467,191	10,966	$12,215,169	$300,656

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Diversified International
Diversified International	.69%
Actual		$1,000.00	$1,095.40	$3.58
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Class K	.57%
Actual		$1,000.00	$1,096.10	$2.96
Hypothetical-C		$1,000.00	$1,021.97	$2.86
International Cap Appreciation	.98%
Actual		$1,000.00	$1,161.60	$5.25
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Overseas
Overseas	.87%
Actual		$1,000.00	$1,088.40	$4.50
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Class K	.75%
Actual		$1,000.00	$1,088.80	$3.88
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Worldwide
Class A	1.25%
Actual		$1,000.00	$1,108.70	$6.54
Hypothetical-C		$1,000.00	$1,018.60	$6.26
Class M	1.53%
Actual		$1,000.00	$1,107.60	$8.00
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Class C	2.04%
Actual		$1,000.00	$1,104.80	$10.65
Hypothetical-C		$1,000.00	$1,014.68	$10.19
Worldwide	.98%
Actual		$1,000.00	$1,110.50	$5.13
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class I	.97%
Actual		$1,000.00	$1,110.60	$5.08
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class Z	.83%
Actual		$1,000.00	$1,111.40	$4.35
Hypothetical-C		$1,000.00	$1,020.68	$4.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Broadly Diversified International Equity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Diversified International Fund

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and based on earlier periods ended prior to June 30, 2018. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Fidelity International Capital Appreciation Fund

Fidelity Overseas Fund

2018 Total Return % vs. Morningstar Foreign Large Blend and MSCI EAFE (Net MA):

75% beaten
25% beaten
Benchmark
Class K
Retail Class
8.00
7.00
6.00
5.00
4.00
7.47
7.34
7.08
7.19
4.61
1 Year
25.0
20.0
15.0
10.0
23.0
22.5
16.1
16.3
10.1
3 Year
60.0
50.0
40.0
30.0
20.0
57.9
56.9
37.8
37.6
28.3
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	73%	94%	99%
Class K	75%	94%	99%

Fidelity Worldwide Fund

2018 Total Return % vs. Morningstar World Large Stock and MSCI World (Net MA):
75% beaten
25% beaten
Benchmark
Retail Class
Class C
20.0
15.0
10.0
5.0
19.9
18.7
13.5
11.6
6.5
35.0
30.0
25.0
20.0
15.0
32.1
30.1
29.4
27.9
18.5
80.0
70.0
60.0
50.0
40.0
71.3
65.3
64.1
62.3
43.9
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	93%	82%	85%
Class A	93%	79%	80%
Class C	93%	65%	70%
Class I	93%	82%	84%
Class M	93%	74%	77%

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for each fund's shareholders and helps to more closely align the interests of FMR and the shareholders of each fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked and the impact of a fund's performance adjustment, is also included in the charts and was considered by the Board.

Fidelity Diversified International Fund

Fidelity International Capital Appreciation Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of each fund's performance adjustment, if any, on the fund's management fee ranking.

The Board considered that it had approved a reduction (effective August 1, 2014) in the individual fund fee rate component of the management fee rate for Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund from 0.450% to 0.424%. The Board considered that the chart for each fund reflects the fund's lower management fee rate for 2014, as if the lower fee rate were in effect for the entire year.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of Fidelity International Capital Appreciation Fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of the total expense ratio of each class of each of Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees (in the case of Fidelity Worldwide Fund), and custodial, legal, and audit fees. The Board noted the impact of each fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Fidelity International Capital Appreciation Fund and each class of each of Fidelity Diversified International Fund and Fidelity Overseas Fund ranked below the competitive median for the 12-month period ended June 30, 2018.

The Board noted that the total expense ratio of each of Class A, Class I, and the retail class of Fidelity Worldwide Fund ranked below the competitive median for the 12-month period ended June 30, 2018, the total expense ratio of Class C ranked equal to the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of Fidelity International Capital Appreciation Fund and the total expense ratio of each class of Fidelity Diversified International Fund, Fidelity Overseas Fund, and Fidelity Worldwide Fund were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

IBD-SANN-0619
1.703569.121

Fidelity® International Growth Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
United States of America*	22.7%
Japan	13.3%
Switzerland	9.9%
Germany	8.8%
United Kingdom	5.9%
Sweden	4.7%
France	3.9%
Hong Kong	3.5%
Spain	3.4%
Other	23.9%

 * Includes Short-Term Investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	96.3
Short-Term Investments and Net Other Assets (Liabilities)	3.7

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	5.4
SAP SE (Germany, Software)	3.9
AIA Group Ltd. (Hong Kong, Insurance)	3.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.3
CSL Ltd. (Australia, Biotechnology)	3.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.3
Keyence Corp. (Japan, Electronic Equipment & Components)	3.0
MasterCard, Inc. Class A (United States of America, IT Services)	2.9
Visa, Inc. Class A (United States of America, IT Services)	2.6
Amadeus IT Holding SA Class A (Spain, IT Services)	2.3
33.5

Top Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	22.3
Information Technology	21.9
Financials	15.1
Health Care	9.5
Consumer Discretionary	8.0
Materials	7.4
Consumer Staples	7.1
Communication Services	3.4
Real Estate	1.2
Energy	0.4

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 3.3%
CSL Ltd.	672,255	$94,103,547
Austria - 1.0%
Andritz AG (a)	580,421	27,667,508
Bailiwick of Jersey - 1.1%
Experian PLC	1,052,800	30,645,864
Belgium - 0.7%
KBC Groep NV	263,108	19,482,630
Brazil - 0.5%
BM&F BOVESPA SA	1,179,300	10,361,094
Itau Unibanco Holding SA	346,350	2,592,480

TOTAL BRAZIL		12,953,574

Canada - 2.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	257,200	15,164,759
Canadian National Railway Co.	168,500	15,651,370
Canadian Pacific Railway Ltd.	69,100	15,482,382
Franco-Nevada Corp.	171,800	12,309,533
Pason Systems, Inc.	362,800	5,402,598
PrairieSky Royalty Ltd.	384,700	5,544,941

TOTAL CANADA		69,555,583

Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	204,800	38,004,736
Denmark - 0.3%
Jyske Bank A/S (Reg.)	211,600	8,522,747
Finland - 0.2%
Tikkurila Oyj	294,104	4,921,616
France - 3.9%
Edenred SA (b)	555,800	26,188,416
Elis SA	384,036	6,848,683
Legrand SA	333,600	24,515,341
Safran SA	352,800	51,424,525

TOTAL FRANCE		108,976,965

Germany - 8.8%
Deutsche Borse AG	188,200	25,147,727
Linde PLC	313,679	56,432,308
MTU Aero Engines Holdings AG	147,200	34,621,369
SAP SE	851,001	109,701,047
Vonovia SE	425,000	21,197,960

TOTAL GERMANY		247,100,411

Hong Kong - 3.5%
AIA Group Ltd.	9,587,200	98,167,517
India - 1.2%
Housing Development Finance Corp. Ltd.	1,197,878	34,313,416
Ireland - 2.2%
CRH PLC sponsored ADR	1,426,666	48,007,311
James Hardie Industries PLC CDI	1,023,489	13,910,685

TOTAL IRELAND		61,917,996

Italy - 0.7%
Interpump Group SpA	527,526	19,809,218
Japan - 13.3%
Azbil Corp.	645,800	15,461,633
DENSO Corp.	623,000	27,141,425
East Japan Railway Co.	348,200	32,711,639
Fanuc Corp. (c)	167,100	31,394,007
Hoya Corp.	569,700	39,967,732
Keyence Corp. (c)	137,524	85,332,904
Komatsu Ltd.	936,400	24,187,596
Misumi Group, Inc.	1,236,100	31,935,866
Nabtesco Corp.	525,100	15,979,972
OSG Corp.	691,300	13,832,826
SHO-BOND Holdings Co. Ltd.	237,400	16,282,023
USS Co. Ltd.	2,169,400	41,403,514

TOTAL JAPAN		375,631,137

Kenya - 0.4%
Safaricom Ltd.	40,556,800	11,286,939
Korea (South) - 0.4%
BGF Retail Co. Ltd.	56,572	10,619,309
Netherlands - 3.3%
ASML Holding NV (Netherlands)	444,500	92,501,190
New Zealand - 0.5%
Auckland International Airport Ltd.	2,518,940	13,408,728
Norway - 0.7%
Adevinta ASA Class B	813,800	8,006,461
Schibsted ASA (B Shares)	538,000	12,870,918

TOTAL NORWAY		20,877,379

South Africa - 1.9%
Clicks Group Ltd.	1,269,838	17,368,508
Naspers Ltd. Class N	139,900	35,989,350

TOTAL SOUTH AFRICA		53,357,858

Spain - 3.4%
Amadeus IT Holding SA Class A	818,000	65,066,887
Grifols SA ADR	524,341	10,035,887
Merlin Properties Socimi SA	500,000	6,813,720
Prosegur Compania de Seguridad SA (Reg.)	2,675,749	13,919,195

TOTAL SPAIN		95,835,689

Sweden - 4.7%
ASSA ABLOY AB (B Shares)	2,916,583	62,349,450
Atlas Copco AB (A Shares) (b)	1,276,200	39,835,698
Epiroc AB Class A	1,801,600	18,624,224
Fagerhult AB	552,394	4,718,261
Loomis AB (B Shares)	224,000	8,287,393

TOTAL SWEDEN		133,815,026

Switzerland - 9.9%
Nestle SA (Reg. S)	1,572,649	151,410,952
Roche Holding AG (participation certificate)	358,183	94,511,372
Schindler Holding AG:
(participation certificate)	138,558	29,888,658
(Reg.)	18,350	3,897,090

TOTAL SWITZERLAND		279,708,072

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,332,000	36,370,434
United Kingdom - 5.9%
BAE Systems PLC	1,637,000	10,521,461
Elementis PLC	2,617,462	5,546,402
Informa PLC	1,468,666	14,918,944
InterContinental Hotel Group PLC ADR	769,970	50,902,717
Prudential PLC	2,067,865	46,984,750
Rightmove PLC	1,892,200	13,338,920
Shaftesbury PLC	601,533	6,741,910
Spectris PLC	518,557	18,581,930

TOTAL UNITED KINGDOM		167,537,034

United States of America - 19.0%
Alphabet, Inc. Class A (a)	37,336	44,764,371
Autoliv, Inc. (b)	256,369	20,122,403
Berkshire Hathaway, Inc. Class B (a)	156,684	33,954,990
Black Knight, Inc. (a)	318,400	17,964,128
Marsh & McLennan Companies, Inc.	311,551	29,376,144
Martin Marietta Materials, Inc.	142,200	31,554,180
MasterCard, Inc. Class A	317,600	80,746,624
Mohawk Industries, Inc. (a)	83,000	11,308,750
Moody's Corp.	157,900	31,046,298
MSCI, Inc.	171,400	38,630,132
PayPal Holdings, Inc. (a)	147,900	16,678,683
PriceSmart, Inc.	114,931	6,874,023
ResMed, Inc.	294,500	30,778,195
S&P Global, Inc.	149,400	32,966,604
Sherwin-Williams Co.	79,200	36,022,536
Visa, Inc. Class A	440,960	72,507,053

TOTAL UNITED STATES OF AMERICA		535,295,114

TOTAL COMMON STOCKS
(Cost $2,040,789,587)		2,702,387,237

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itau Unibanco Holding SA
(Cost $10,655,232)	1,240,550	10,703,070

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 2.49% (d)	93,430,336	93,449,022
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	68,462,880	68,469,727
TOTAL MONEY MARKET FUNDS
(Cost $161,917,606)		161,918,749
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $2,213,362,425)		2,875,009,056
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(57,589,738)
NET ASSETS - 100%		$2,817,419,318

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,324,426
Fidelity Securities Lending Cash Central Fund	61,375
Total	$1,385,801

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$97,180,092	$97,180,092	$--	$--
Consumer Discretionary	224,872,895	188,883,545	35,989,350	--
Consumer Staples	201,437,551	50,026,599	151,410,952	--
Energy	10,947,539	10,947,539	--	--
Financials	422,249,599	251,949,605	170,299,994	--
Health Care	269,396,733	174,885,361	94,511,372	--
Industrials	624,628,763	342,640,284	281,988,479	--
Information Technology	618,918,974	472,847,493	146,071,481	--
Materials	208,704,571	208,704,571	--	--
Real Estate	34,753,590	34,753,590	--	--
Money Market Funds	161,918,749	161,918,749	--	--
Total Investments in Securities:	$2,875,009,056	$1,994,737,428	$880,271,628	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $65,251,206) — See accompanying schedule: Unaffiliated issuers (cost $2,051,444,819)	$2,713,090,307
Fidelity Central Funds (cost $161,917,606)	161,918,749
Total Investment in Securities (cost $2,213,362,425)		$2,875,009,056
Foreign currency held at value (cost $14,870)		14,515
Receivable for investments sold		223,659
Receivable for fund shares sold		3,500,119
Dividends receivable		14,485,937
Distributions receivable from Fidelity Central Funds		184,463
Prepaid expenses		1,167
Other receivables		55,819
Total assets		2,893,474,735
Liabilities
Payable for investments purchased
Regular delivery	$1,357,806
Delayed delivery	1,437,192
Payable for fund shares redeemed	2,221,842
Accrued management fee	1,773,870
Distribution and service plan fees payable	91,462
Other affiliated payables	452,892
Other payables and accrued expenses	258,293
Collateral on securities loaned	68,462,060
Total liabilities		76,055,417
Net Assets		$2,817,419,318
Net Assets consist of:
Paid in capital		$2,239,555,318
Total distributable earnings (loss)		577,864,000
Net Assets		$2,817,419,318
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($155,739,434 ÷ 11,057,787 shares)		$14.08
Maximum offering price per share (100/94.25 of $14.08)		$14.94
Class M:
Net Asset Value and redemption price per share ($28,289,390 ÷ 2,012,147 shares)		$14.06
Maximum offering price per share (100/96.50 of $14.06)		$14.57
Class C:
Net Asset Value and offering price per share ($57,814,202 ÷ 4,187,025 shares)(a)		$13.81
International Growth:
Net Asset Value, offering price and redemption price per share ($994,841,112 ÷ 70,159,207 shares)		$14.18
Class I:
Net Asset Value, offering price and redemption price per share ($804,394,117 ÷ 56,852,347 shares)		$14.15
Class Z:
Net Asset Value, offering price and redemption price per share ($776,341,063 ÷ 54,800,503 shares)		$14.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$26,102,055
Non-Cash dividends		5,193,386
Income from Fidelity Central Funds		1,385,801
Income before foreign taxes withheld		32,681,242
Less foreign taxes withheld		(2,483,715)
Total income		30,197,527
Expenses
Management fee
Basic fee	$8,376,320
Performance adjustment	478,197
Transfer agent fees	1,869,298
Distribution and service plan fees	531,889
Accounting and security lending fees	532,526
Custodian fees and expenses	112,574
Independent trustees' fees and expenses	6,568
Registration fees	118,387
Audit	42,839
Legal	3,410
Miscellaneous	7,390
Total expenses before reductions	12,079,398
Expense reductions	(59,743)
Total expenses after reductions		12,019,655
Net investment income (loss)		18,177,872
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,504,361)
Fidelity Central Funds	(1,217)
Foreign currency transactions	(83,121)
Total net realized gain (loss)		(12,588,699)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $132,578)	320,503,556
Fidelity Central Funds	1,143
Assets and liabilities in foreign currencies	(51,345)
Total change in net unrealized appreciation (depreciation)		320,453,354
Net gain (loss)		307,864,655
Net increase (decrease) in net assets resulting from operations		$326,042,527

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,177,872	$22,322,204
Net realized gain (loss)	(12,588,699)	5,803,153
Change in net unrealized appreciation (depreciation)	320,453,354	(175,511,752)
Net increase (decrease) in net assets resulting from operations	326,042,527	(147,386,395)
Distributions to shareholders	(19,640,106)	(16,636,167)
Share transactions - net increase (decrease)	256,626,872	95,038,479
Total increase (decrease) in net assets	563,029,295	(68,984,084)
Net Assets
Beginning of period	2,254,390,023	2,323,374,107
End of period	$2,817,419,318	$2,254,390,023

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$13.34	$10.88	$11.30	$11.01	$10.78
Income from Investment Operations
Net investment income (loss)A	.08	.09	.07	.12B	.07	.09
Net realized and unrealized gain (loss)	1.60	(.90)	2.49	(.48)	.28	.18
Total from investment operations	1.68	(.81)	2.56	(.36)	.35	.27
Distributions from net investment income	(.07)	(.04)	(.10)	(.05)	(.06)	(.03)
Distributions from net realized gain	–	(.02)	–	(.01)	–	(.01)
Total distributions	(.07)	(.06)	(.10)	(.06)	(.06)	(.04)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$14.08	$12.47	$13.34	$10.88	$11.30	$11.01
Total ReturnD,E,F	13.58%	(6.12)%	23.80%	(3.22)%	3.20%	2.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.28%I	1.24%	1.28%	1.27%	1.26%	1.35%
Expenses net of fee waivers, if any	1.28%I	1.23%	1.28%	1.27%	1.26%	1.35%
Expenses net of all reductions	1.27%I	1.22%	1.27%	1.27%	1.25%	1.34%
Net investment income (loss)	1.21%I	.64%	.62%	1.05%B	.66%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$155,739	$138,802	$156,988	$221,861	$184,878	$119,017
Portfolio turnover rateJ	21%I	34%	22%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .68%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.43	$13.30	$10.84	$11.26	$10.96	$10.75
Income from Investment Operations
Net investment income (loss)A	.06	.05	.04	.08B	.04	.06
Net realized and unrealized gain (loss)	1.60	(.90)	2.49	(.48)	.27	.18
Total from investment operations	1.66	(.85)	2.53	(.40)	.31	.24
Distributions from net investment income	(.03)	(.01)	(.07)	(.01)	(.01)	(.02)
Distributions from net realized gain	–	(.02)	–	(.01)	–	(.01)
Total distributions	(.03)	(.02)C	(.07)	(.02)	(.01)	(.03)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$14.06	$12.43	$13.30	$10.84	$11.26	$10.96
Total ReturnE,F,G	13.41%	(6.40)%	23.51%	(3.58)%	2.85%	2.21%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.59%J	1.54%	1.59%	1.61%	1.58%	1.65%
Expenses net of fee waivers, if any	1.58%J	1.53%	1.59%	1.61%	1.58%	1.65%
Expenses net of all reductions	1.58%J	1.52%	1.58%	1.61%	1.58%	1.65%
Net investment income (loss)	.90%J	.34%	.31%	.71%B	.33%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$28,289	$26,479	$33,597	$27,966	$28,833	$26,369
Portfolio turnover rateK	21%J	34%	22%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .34%.

 C Total distributions of $.02 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$13.10	$10.67	$11.12	$10.87	$10.69
Income from Investment Operations
Net investment income (loss)A	.03	(.01)	(.02)	.03B	(.02)	.01
Net realized and unrealized gain (loss)	1.58	(.89)	2.47	(.47)	.27	.18
Total from investment operations	1.61	(.90)	2.45	(.44)	.25	.19
Distributions from net investment income	–	–	(.02)	–	–	–
Distributions from net realized gain	–	–	–	(.01)	–	(.01)
Total distributions	–	–	(.02)	(.01)	–	(.01)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$13.81	$12.20	$13.10	$10.67	$11.12	$10.87
Total ReturnD,E,F	13.20%	(6.87)%	22.96%	(3.98)%	2.30%	1.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.04%I	1.99%	2.04%	2.07%	2.06%	2.12%
Expenses net of fee waivers, if any	2.04%I	1.99%	2.04%	2.07%	2.06%	2.12%
Expenses net of all reductions	2.03%I	1.98%	2.04%	2.06%	2.05%	2.12%
Net investment income (loss)	.45%I	(.11)%	(.15)%	.26%B	(.15)%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$57,814	$60,489	$68,908	$52,738	$52,378	$32,737
Portfolio turnover rateJ	21%I	34%	22%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12) %.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$13.45	$10.97	$11.38	$11.10	$10.84
Income from Investment Operations
Net investment income (loss)A	.10	.13	.10	.15B	.11	.13
Net realized and unrealized gain (loss)	1.62	(.92)	2.51	(.47)	.26	.19
Total from investment operations	1.72	(.79)	2.61	(.32)	.37	.32
Distributions from net investment income	(.11)	(.08)	(.13)	(.08)	(.09)	(.05)
Distributions from net realized gain	–	(.02)	–	(.01)	–	(.01)
Total distributions	(.11)	(.09)C	(.13)	(.09)	(.09)	(.06)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$14.18	$12.57	$13.45	$10.97	$11.38	$11.10
Total ReturnE,F	13.79%	(5.89)%	24.14%	(2.87)%	3.36%	2.96%
Ratios to Average Net AssetsG,H
Expenses before reductions	.99%I	.95%	1.03%	.99%	.97%	1.04%
Expenses net of fee waivers, if any	.99%I	.95%	1.03%	.99%	.97%	1.04%
Expenses net of all reductions	.99%I	.94%	1.03%	.98%	.96%	1.04%
Net investment income (loss)	1.49%I	.93%	.87%	1.34%B	.94%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$994,841	$811,101	$961,775	$1,038,771	$938,348	$635,607
Portfolio turnover rateJ	21%I	34%	22%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .96%.

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.55	$13.43	$10.95	$11.36	$11.08	$10.84
Income from Investment Operations
Net investment income (loss)A	.10	.13	.11	.15B	.11	.13
Net realized and unrealized gain (loss)	1.61	(.91)	2.51	(.47)	.27	.18
Total from investment operations	1.71	(.78)	2.62	(.32)	.38	.31
Distributions from net investment income	(.11)	(.09)	(.14)	(.08)	(.10)	(.06)
Distributions from net realized gain	–	(.02)	–	(.01)	–	(.01)
Total distributions	(.11)	(.10)C	(.14)	(.09)	(.10)	(.07)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$14.15	$12.55	$13.43	$10.95	$11.36	$11.08
Total ReturnE,F	13.76%	(5.83)%	24.23%	(2.87)%	3.41%	2.84%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I	.93%	.98%	.98%	.98%	1.04%
Expenses net of fee waivers, if any	.97%I	.93%	.98%	.98%	.98%	1.04%
Expenses net of all reductions	.96%I	.92%	.97%	.98%	.97%	1.04%
Net investment income (loss)	1.52%I	.94%	.92%	1.34%B	.94%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$804,394	$660,961	$728,227	$359,676	$267,745	$121,554
Portfolio turnover rateJ	21%I	34%	22%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.089 and distributions from net realized gain of $.015 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$13.45	$10.97	$11.38	$11.10	$10.84
Income from Investment Operations
Net investment income (loss)A	.11	.15	.13	.16B	.12	.14
Net realized and unrealized gain (loss)	1.62	(.91)	2.50	(.47)	.27	.19
Total from investment operations	1.73	(.76)	2.63	(.31)	.39	.33
Distributions from net investment income	(.13)	(.10)	(.15)	(.09)	(.11)	(.06)
Distributions from net realized gain	–	(.02)	–	(.01)	–	(.01)
Total distributions	(.13)	(.12)	(.15)	(.10)	(.11)	(.07)
Redemption fees added to paid in capitalA	–	–	–C	–C	–C	–C
Net asset value, end of period	$14.17	$12.57	$13.45	$10.97	$11.38	$11.10
Total ReturnD,E	13.89%	(5.71)%	24.33%	(2.73)%	3.52%	3.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%H	.80%	.84%	.85%	.84%	.88%
Expenses net of fee waivers, if any	.84%H	.80%	.84%	.85%	.84%	.88%
Expenses net of all reductions	.84%H	.79%	.84%	.84%	.83%	.88%
Net investment income (loss)	1.64%H	1.08%	1.05%	1.48%B	1.07%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$776,341	$556,558	$373,878	$16,977	$897	$104
Portfolio turnover rateI	21%H	34%	22%	29%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.10%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$705,998,642
Gross unrealized depreciation	(48,389,032)
Net unrealized appreciation (depreciation)	$657,609,610
Tax cost	$2,217,399,446

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(75,102,155)
Long-term	(9,162,055)
Total no expiration	$(84,264,210)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $527,699,280 and $248,391,648, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$178,289	$5,334
Class M	.25%	.25%	66,916	776
Class C	.75%	.25%	286,684	41,610
			$531,889	$47,720

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,959
Class M	1,580
Class CA	2,272
$30,811

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$166,289.23
Class M	38,962.29
Class C	69,381.24
International Growth	836,081.20
Class I	608,898.17
Class Z	149,687.05
	$1,869,298

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,105 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,387 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $61,375. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $50,437 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $340.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,966.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$799,140	$667,281
Class M	67,406	48,590
International Growth	6,773,948	6,746,881
Class I	5,925,234	5,822,889
Class Z	6,074,378	3,350,526
Total	$19,640,106	$16,636,167

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	1,183,527	2,575,636	$15,297,478	$35,129,838
Reinvestment of distributions	65,987	49,581	797,127	663,775
Shares redeemed	(1,320,811)	(3,261,091)	(17,068,962)	(44,291,373)
Net increase (decrease)	(71,297)	(635,874)	$(974,357)	$(8,497,760)
Class M
Shares sold	113,493	349,635	$1,431,122	$4,771,254
Reinvestment of distributions	5,584	3,624	67,395	48,527
Shares redeemed	(237,491)	(748,765)	(3,069,327)	(10,142,042)
Net increase (decrease)	(118,414)	(395,506)	$(1,570,810)	$(5,322,261)
Class C
Shares sold	290,970	1,082,980	$3,638,114	$14,574,249
Shares redeemed	(1,061,562)	(1,386,849)	(13,338,766)	(18,440,770)
Net increase (decrease)	(770,592)	(303,869)	$(9,700,652)	$(3,866,521)
International Growth
Shares sold	14,794,877	19,748,706	$195,354,827	$271,435,270
Reinvestment of distributions	517,780	469,327	6,291,030	6,314,733
Shares redeemed	(9,662,550)	(27,217,331)	(123,568,775)	(371,174,329)
Net increase (decrease)	5,650,107	(6,999,298)	$78,077,082	$(93,424,326)
Class I
Shares sold	15,439,824	23,675,678	$197,188,451	$322,195,941
Reinvestment of distributions	473,993	352,717	5,744,799	4,735,014
Shares redeemed	(11,737,678)	(25,574,189)	(148,493,410)	(351,174,190)
Net increase (decrease)	4,176,139	(1,545,794)	$54,439,840	$(24,243,235)
Class Z
Shares sold	26,918,551	27,518,013	$337,838,520	$376,275,009
Reinvestment of distributions	188,590	140,992	2,287,593	1,894,059
Shares redeemed	(16,576,558)	(11,179,068)	(203,770,344)	(147,776,486)
Net increase (decrease)	10,530,583	16,479,937	$136,355,769	$230,392,582

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.28%
Actual		$1,000.00	$1,135.80	$6.78
Hypothetical-C		$1,000.00	$1,018.45	$6.41
Class M	1.58%
Actual		$1,000.00	$1,134.10	$8.36
Hypothetical-C		$1,000.00	$1,016.96	$7.90
Class C	2.04%
Actual		$1,000.00	$1,132.00	$10.78
Hypothetical-C		$1,000.00	$1,014.68	$10.19
International Growth	.99%
Actual		$1,000.00	$1,137.90	$5.25
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class I	.97%
Actual		$1,000.00	$1,137.60	$5.14
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class Z	.84%
Actual		$1,000.00	$1,138.90	$4.45
Hypothetical-C		$1,000.00	$1,020.63	$4.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Growth Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity International Growth Fund

2018 Total Return % vs. Morningstar Foreign Large Growth and MSCI EAFE Growth (Net MA):

75% beaten
25% beaten
Benchmark
Class I
Class C
14.00
12.00
10.00
8.00
6.00
13.62
9.61
7.69
7.51
6.53
1 Year
30.0
25.0
20.0
15.0
26.4
21.1
20.6
16.6
15.4
3 Year
50.0
45.0
40.0
35.0
48.8
46.7
44.1
39.0
36.6
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	29%	56%	65%
Class A	25%	51%	58%
Class C	15%	28%	35%
Class I	30%	56%	66%
Class M	20%	39%	50%
Class Z	33%	57%	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity International Growth Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, Class Z, and the retail class ranked below the competitive median for the 12-month period ended June 30, 2018, the total expense ratio of Class C ranked equal to the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

IGF-SANN-0619
1.912353.109

Fidelity® International Discovery Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	12.5%
United Kingdom	12.2%
Switzerland	10.5%
Germany	9.3%
France	8.0%
United States of America*	5.3%
Netherlands	5.3%
India	3.9%
Norway	3.2%
Other	29.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Investment Companies	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	3.2
Total SA (France, Oil, Gas & Consumable Fuels)	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.5
SAP SE (Germany, Software)	2.2
Equinor ASA (Norway, Oil, Gas & Consumable Fuels)	2.2
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.8
AIA Group Ltd. (Hong Kong, Insurance)	1.8
Keyence Corp. (Japan, Electronic Equipment & Components)	1.6
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.5
21.0

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	16.9
Industrials	15.6
Information Technology	14.0
Health Care	12.6
Consumer Staples	10.7
Consumer Discretionary	10.2
Energy	5.9
Materials	4.1
Communication Services	4.0
Real Estate	2.8

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
Australia - 2.3%
Bapcor Ltd.	8,952,247	$35,909
Blue Sky Alternative Investments Ltd. (a)	2,941,055	560
CSL Ltd.	526,290	73,671
Inghams Group Ltd. (b)	10,237,684	32,116
Magellan Financial Group Ltd.	1,191,627	37,474
National Storage (REIT) unit	21,436,150	27,049
Pro Medicus Ltd.	237,648	3,424
Rio Tinto Ltd.	4,247	286

TOTAL AUSTRALIA		210,489

Austria - 1.1%
Erste Group Bank AG	1,739,100	69,636
Wienerberger AG	1,431,800	32,857

TOTAL AUSTRIA		102,493

Bailiwick of Jersey - 0.7%
Experian PLC	2,205,827	64,209
Belgium - 1.1%
KBC Groep NV	1,372,459	101,628
Bermuda - 0.6%
Haier Electronics Group Co. Ltd.	7,419,000	21,231
Hiscox Ltd.	1,751,420	38,232

TOTAL BERMUDA		59,463

Brazil - 0.8%
BM&F BOVESPA SA	4,216,900	37,049
Notre Dame Intermedica Participacoes SA	4,518,688	40,472

TOTAL BRAZIL		77,521

Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,331,200	78,489
Cenovus Energy, Inc. (Canada)	3,255,700	32,273
Constellation Software, Inc.	73,200	64,587
Dollarama, Inc.	1,034,500	31,073
Suncor Energy, Inc.	1,795,700	59,218

TOTAL CANADA		265,640

Cayman Islands - 2.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	272,600	50,586
Meituan Dianping Class B	5,958,244	43,292
Momo, Inc. ADR	750,200	26,310
Sands China Ltd.	4,774,800	26,233
Sea Ltd. ADR (a)	421,500	10,491
Tencent Holdings Ltd.	2,023,500	99,734

TOTAL CAYMAN ISLANDS		256,646

China - 1.7%
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	5,234,300	25,399
Kweichow Moutai Co. Ltd. (A Shares)	422,200	61,058
Shanghai International Airport Co. Ltd. (A Shares)	4,964,000	52,058
SKSHU Paint Co. Ltd. (A Shares)	2,441,289	23,964

TOTAL CHINA		162,479

Denmark - 1.6%
DONG Energy A/S (c)	731,400	55,995
Netcompany Group A/S (c)	1,089,134	38,844
Novo Nordisk A/S Series B	319,624	15,660
SimCorp A/S	364,500	35,731

TOTAL DENMARK		146,230

France - 8.0%
ALTEN	198,075	21,616
Capgemini SA	734,612	89,068
Cegedim SA (a)	576,944	16,792
LVMH Moet Hennessy - Louis Vuitton SA	300,924	118,148
Sartorius Stedim Biotech	312,230	42,374
SR Teleperformance SA	376,102	72,261
Total SA	4,457,446	247,793
VINCI SA (b)	1,310,767	132,383

TOTAL FRANCE		740,435

Germany - 9.3%
adidas AG	447,917	115,096
Akasol AG (c)	279,844	14,532
Allianz SE	384,266	92,883
Daimler AG (Germany)	636,800	41,668
Deutsche Borse AG	162,846	21,760
Deutsche Post AG	1,941,355	67,482
Instone Real Estate Group BV (a)(c)	1,004,165	24,496
Linde PLC	373,921	67,270
MTU Aero Engines Holdings AG	382,068	89,862
Nexus AG	598,207	17,109
Rational AG	36,375	24,561
Rheinmetall AG	300,250	34,451
SAP SE	1,594,987	205,607
Vonovia SE	918,403	45,808

TOTAL GERMANY		862,585

Hong Kong - 2.6%
AIA Group Ltd.	16,017,400	164,009
Techtronic Industries Co. Ltd.	10,264,500	74,189

TOTAL HONG KONG		238,198

India - 3.9%
Avenue Supermarts Ltd. (a)(c)	595,148	11,070
HDFC Bank Ltd.	1,745,291	57,901
HDFC Bank Ltd. sponsored ADR	934,584	107,150
Housing Development Finance Corp. Ltd.	4,636,915	132,825
Sunteck Realty Ltd. (a)	3,638,783	24,109
TCNS Clothing Co. Ltd. (a)(c)	2,290,991	27,018

TOTAL INDIA		360,073

Indonesia - 0.4%
PT Bank Central Asia Tbk	9,452,500	19,071
PT Bank Rakyat Indonesia Tbk	65,767,900	20,169

TOTAL INDONESIA		39,240

Ireland - 1.8%
Cairn Homes PLC (a)	24,177,263	34,764
Dalata Hotel Group PLC	3,684,907	24,343
DCC PLC (United Kingdom)	234,700	20,958
Green REIT PLC	9,492,200	18,035
Kerry Group PLC Class A	646,400	72,355

TOTAL IRELAND		170,455

Italy - 0.8%
Recordati SpA	1,803,100	72,785
Japan - 12.5%
AEON Financial Service Co. Ltd.	1,288,800	26,599
Fanuc Corp.	431,000	80,974
Hoya Corp.	2,059,200	144,465
Kao Corp.	553,800	42,541
Keyence Corp.	233,020	144,588
Minebea Mitsumi, Inc.	3,076,300	54,404
Misumi Group, Inc.	1,127,000	29,117
Monex Group, Inc.	3,471,749	10,534
MonotaRO Co. Ltd.	1,060,700	24,395
Nidec Corp.	347,800	49,284
Nitori Holdings Co. Ltd.	191,900	22,826
ORIX Corp.	8,432,400	118,960
Persol Holdings Co., Ltd. (d)	1,303,000	24,377
Recruit Holdings Co. Ltd.	1,420,200	42,442
Relo Group, Inc.	2,588,800	70,417
Shimadzu Corp.	881,500	23,534
Shiseido Co. Ltd.	387,200	30,303
SMC Corp.	227,000	93,861
SoftBank Corp.	1,006,200	106,689
Terumo Corp.	759,000	22,805

TOTAL JAPAN		1,163,115

Korea (South) - 0.6%
AMOREPACIFIC Corp.	161,870	28,925
Cafe24 Corp. (a)	223,645	18,445
Hyundai Fire & Marine Insurance Co. Ltd.	331,774	10,902

TOTAL KOREA (SOUTH)		58,272

Malta - 0.2%
Kambi Group PLC (a)	873,700	17,407
Mexico - 0.3%
Grupo Financiero Banorte S.A.B. de CV Series O	4,260,200	26,928
Netherlands - 5.3%
Adyen BV (c)	21,390	17,408
Airbus Group NV	555,666	76,087
ASML Holding NV (Netherlands)	558,100	116,142
Basic-Fit NV (a)(c)	893,400	31,664
IMCD Group BV	537,945	43,442
NXP Semiconductors NV	284,900	30,091
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,838,132	171,720
Van Lanschot NV (Bearer)	221,300	5,746

TOTAL NETHERLANDS		492,300

New Zealand - 1.5%
EBOS Group Ltd.	3,122,113	44,666
Fisher & Paykel Healthcare Corp.	3,792,388	40,046
Ryman Healthcare Group Ltd.	6,735,732	54,660

TOTAL NEW ZEALAND		139,372

Norway - 3.2%
Adevinta ASA:
Class A (a)	2,397,500	24,182
Class B	733,400	7,215
Equinor ASA	9,005,013	200,872
Schibsted ASA (A Shares)	2,351,000	61,695

TOTAL NORWAY		293,964

Poland - 0.1%
Bank Polska Kasa Opieki SA	194,600	5,790
South Africa - 1.0%
Clicks Group Ltd.	1,678,500	22,958
Naspers Ltd. Class N	273,200	70,281

TOTAL SOUTH AFRICA		93,239

Spain - 1.1%
Grifols SA ADR	1,587,850	30,391
Masmovil Ibercom SA (a)	3,203,840	70,216

TOTAL SPAIN		100,607

Sweden - 2.7%
ASSA ABLOY AB (B Shares)	2,163,800	46,257
Indutrade AB	2,476,800	75,727
Securitas AB (B Shares)	2,262,800	39,569
Telefonaktiebolaget LM Ericsson (B Shares)	8,903,800	88,078

TOTAL SWEDEN		249,631

Switzerland - 10.5%
Alcon, Inc. (a)	925,920	53,323
Compagnie Financiere Richemont SA Series A	234,730	17,159
Forbo Holding AG (Reg.)	19,913	31,991
Kaba Holding AG (B Shares) (Reg.)	40,966	30,917
Lonza Group AG	258,958	79,974
Medacta Group SA (c)	98,400	9,015
Nestle SA (Reg. S)	3,065,820	295,171
Partners Group Holding AG	104,586	78,787
Roche Holding AG (participation certificate)	867,268	228,840
Schindler Holding AG (participation certificate)	167,947	36,228
Sika AG	361,265	55,309
Swiss Re Ltd.	564,650	54,340

TOTAL SWITZERLAND		971,054

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	8,378,000	70,340
United Kingdom - 12.2%
Anglo American PLC (United Kingdom)	1,917,745	49,550
AstraZeneca PLC (United Kingdom)	1,908,791	142,205
Beazley PLC	6,729,100	50,543
BHP Billiton PLC	3,503,904	82,708
Big Yellow Group PLC	2,521,500	34,228
Bunzl PLC	3,299,544	99,347
Compass Group PLC	2,401,265	54,638
Cranswick PLC	668,096	25,247
Dechra Pharmaceuticals PLC	1,338,176	46,417
Diageo PLC	2,826,774	119,170
Fever-Tree Drinks PLC	264,000	10,823
JTC PLC (c)	4,784,900	24,771
Keywords Studios PLC	1,166,700	23,688
Lloyds Banking Group PLC	68,251,100	55,818
London Stock Exchange Group PLC	331,136	21,710
Micro Focus International PLC	1,717,442	43,398
Network International Holdings PLC (c)	2,263,100	15,375
Ocado Group PLC (a)	2,190,702	38,922
Prudential PLC	2,173,400	49,383
Rio Tinto PLC	1,227,472	71,610
Rotork PLC	7,933,500	32,267
Standard Life PLC	10,919,700	39,713

TOTAL UNITED KINGDOM		1,131,531

United States of America - 2.7%
Marsh & McLennan Companies, Inc.	504,700	47,588
MasterCard, Inc. Class A	397,800	101,137
Visa, Inc. Class A	613,100	100,812

TOTAL UNITED STATES OF AMERICA		249,537

TOTAL COMMON STOCKS
(Cost $7,379,717)		8,993,656

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Itausa-Investimentos Itau SA (PN)
(Cost $43,626)	12,549,400	38,118

Investment Companies - 1.0%
United States of America - 1.0%
iShares MSCI Japan ETF
(Cost $88,093)	1,620,200	89,791
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.4% 5/16/19 to 5/23/19 (Cost $729)	730	729
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.49% (e)	145,130,847	145,160
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	42,179,014	42,183
TOTAL MONEY MARKET FUNDS
(Cost $187,343)		187,343
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $7,699,508)		9,309,637
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(34,417)
NET ASSETS - 100%		$9,275,220

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $270,188,000 or 2.9% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,838
Fidelity Securities Lending Cash Central Fund	1,657
Total	$7,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$364,644	$158,221	$206,423	$--
Consumer Discretionary	964,531	686,898	277,633	--
Consumer Staples	990,876	404,815	586,061	--
Energy	540,156	292,363	247,793	--
Financials	1,581,952	1,118,488	463,464	--
Health Care	1,179,094	667,749	511,345	--
Industrials	1,436,920	854,232	582,688	--
Information Technology	1,289,910	925,885	364,025	--
Materials	383,554	229,236	154,318	--
Real Estate	244,142	244,142	--	--
Utilities	55,995	55,995	--	--
Investment Companies	89,791	89,791	--	--
Government Obligations	729	--	729	--
Money Market Funds	187,343	187,343	--	--
Total Investments in Securities:	$9,309,637	$5,915,158	$3,394,479	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $40,570) — See accompanying schedule: Unaffiliated issuers (cost $7,512,165)	$9,122,294
Fidelity Central Funds (cost $187,343)	187,343
Total Investment in Securities (cost $7,699,508)		$9,309,637
Foreign currency held at value (cost $135)		135
Receivable for investments sold		30,572
Receivable for fund shares sold		4,136
Dividends receivable		45,843
Distributions receivable from Fidelity Central Funds		320
Prepaid expenses		5
Other receivables		5,750
Total assets		9,396,398
Liabilities
Payable for investments purchased
Regular delivery	$35,348
Delayed delivery	6,296
Payable for fund shares redeemed	30,473
Accrued management fee	4,873
Distribution and service plan fees payable	64
Other affiliated payables	1,217
Other payables and accrued expenses	726
Collateral on securities loaned	42,181
Total liabilities		121,178
Net Assets		$9,275,220
Net Assets consist of:
Paid in capital		$7,772,006
Total distributable earnings (loss)		1,503,214
Net Assets		$9,275,220
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($195,711 ÷ 4,697.4 shares)		$41.66
Maximum offering price per share (100/94.25 of $41.66)		$44.20
Class M:
Net Asset Value and redemption price per share ($26,720 ÷ 644.9 shares)		$41.43
Maximum offering price per share (100/96.50 of $41.43)		$42.93
Class C:
Net Asset Value and offering price per share ($13,820 ÷ 335.9 shares)(a)		$41.14
International Discovery:
Net Asset Value, offering price and redemption price per share ($6,605,566 ÷ 157,611.7 shares)		$41.91
Class K:
Net Asset Value, offering price and redemption price per share ($1,819,516 ÷ 43,530.4 shares)		$41.80
Class I:
Net Asset Value, offering price and redemption price per share ($526,186 ÷ 12,587.7 shares)		$41.80
Class Z:
Net Asset Value, offering price and redemption price per share ($87,701 ÷ 2,099.8 shares)		$41.77

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$119,750
Non-Cash dividends		24,555
Interest		119
Income from Fidelity Central Funds		7,495
Income before foreign taxes withheld		151,919
Less foreign taxes withheld		(11,080)
Total income		140,839
Expenses
Management fee
Basic fee	$30,348
Performance adjustment	(5,763)
Transfer agent fees	6,389
Distribution and service plan fees	392
Accounting and security lending fees	879
Custodian fees and expenses	468
Independent trustees' fees and expenses	26
Registration fees	122
Audit	85
Legal	28
Interest	17
Miscellaneous	31
Total expenses before reductions	33,022
Expense reductions	(2,996)
Total expenses after reductions		30,026
Net investment income (loss)		110,813
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(161,737)
Foreign currency transactions	(538)
Futures contracts	(11,901)
Total net realized gain (loss)		(174,176)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	741,795
Assets and liabilities in foreign currencies	150
Futures contracts	7,547
Total change in net unrealized appreciation (depreciation)		749,492
Net gain (loss)		575,316
Net increase (decrease) in net assets resulting from operations		$686,129

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,813	$126,802
Net realized gain (loss)	(174,176)	277,712
Change in net unrealized appreciation (depreciation)	749,492	(1,430,353)
Net increase (decrease) in net assets resulting from operations	686,129	(1,025,839)
Distributions to shareholders	(328,610)	(535,941)
Share transactions - net increase (decrease)	(597,708)	427,927
Total increase (decrease) in net assets	(240,189)	(1,133,853)
Net Assets
Beginning of period	9,515,409	10,649,262
End of period	$9,275,220	$9,515,409

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$39.99	$46.66	$37.60	$39.78	$38.70	$39.49
Income from Investment Operations
Net investment income (loss)A	.40	.37	.36	.47B	.40C	.53D
Net realized and unrealized gain (loss)	2.51	(4.87)	9.22	(2.38)	.79	(.67)
Total from investment operations	2.91	(4.50)	9.58	(1.91)	1.19	(.14)
Distributions from net investment income	(.33)	(.34)	(.47)	(.27)	(.11)	(.33)
Distributions from net realized gain	(.91)	(1.83)	(.05)	(.01)	–	(.31)
Total distributions	(1.24)	(2.17)	(.52)	(.27)E	(.11)	(.65)F
Redemption fees added to paid in capitalA	–	–	–G	–G	–G	–G
Net asset value, end of period	$41.66	$39.99	$46.66	$37.60	$39.78	$38.70
Total ReturnH,I,J	7.64%	(10.11)%	25.87%	(4.83)%	3.09%	(.36)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.08%M	1.22%	1.29%	1.35%	1.33%	1.28%
Expenses net of fee waivers, if any	1.08%M	1.22%	1.29%	1.35%	1.33%	1.28%
Expenses net of all reductions	1.02%M	1.21%	1.27%	1.34%	1.32%	1.28%
Net investment income (loss)	2.06%M	.83%	.88%	1.26%B	1.00%C	1.35%D
Supplemental Data
Net assets, end of period (in millions)	$196	$191	$248	$236	$283	$297
Portfolio turnover rateN	73%M,O	45%O	42%	50%O	60%O	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .80%.

 E Total distributions of $.27 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.005 per share.

 F Total distributions of $.65 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.311 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$39.71	$46.35	$37.34	$39.51	$38.43	$39.23
Income from Investment Operations
Net investment income (loss)A	.35	.27	.26	.38B	.30C	.44D
Net realized and unrealized gain (loss)	2.51	(4.84)	9.17	(2.37)	.80	(.68)
Total from investment operations	2.86	(4.57)	9.43	(1.99)	1.10	(.24)
Distributions from net investment income	(.22)	(.24)	(.37)	(.17)	(.02)	(.25)
Distributions from net realized gain	(.91)	(1.83)	(.05)	(.01)	–	(.31)
Total distributions	(1.14)E	(2.07)	(.42)	(.18)	(.02)	(.56)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$41.43	$39.71	$46.35	$37.34	$39.51	$38.43
Total ReturnG,H,I	7.52%	(10.31)%	25.57%	(5.07)%	2.86%	(.60)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.32%L	1.46%	1.53%	1.58%	1.57%	1.51%
Expenses net of fee waivers, if any	1.32%L	1.46%	1.52%	1.58%	1.57%	1.51%
Expenses net of all reductions	1.26%L	1.45%	1.51%	1.57%	1.56%	1.51%
Net investment income (loss)	1.82%L	.59%	.64%	1.02%B	.76%C	1.11%D
Supplemental Data
Net assets, end of period (in millions)	$27	$28	$35	$35	$43	$49
Portfolio turnover rateM	73%L,N	45%N	42%	50%N	60%N	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .64%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

 E Total distributions of $1.14 per share is comprised of distributions from net investment income of $.222 and distributions from net realized gain of $.913 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$39.32	$45.94	$36.96	$39.14	$38.25	$39.07
Income from Investment Operations
Net investment income (loss)A	.25	.02	.04	.19B	.10C	.23D
Net realized and unrealized gain (loss)	2.48	(4.79)	9.12	(2.37)	.79	(.66)
Total from investment operations	2.73	(4.77)	9.16	(2.18)	.89	(.43)
Distributions from net investment income	–	(.02)	(.13)	–	–	(.08)
Distributions from net realized gain	(.91)	(1.83)	(.05)	–	–	(.31)
Total distributions	(.91)	(1.85)	(.18)	–	–	(.39)
Redemption fees added to paid in capitalA	–	–	–E	–E	–E	–E
Net asset value, end of period	$41.14	$39.32	$45.94	$36.96	$39.14	$38.25
Total ReturnF,G,H	7.21%	(10.80)%	24.93%	(5.57)%	2.33%	(1.10)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.86%K	2.00%	2.05%	2.10%	2.09%	2.03%
Expenses net of fee waivers, if any	1.86%K	2.00%	2.05%	2.10%	2.09%	2.03%
Expenses net of all reductions	1.80%K	1.99%	2.04%	2.09%	2.08%	2.02%
Net investment income (loss)	1.28%K	.05%	.11%	.50%B	.24%C	.60%D
Supplemental Data
Net assets, end of period (in millions)	$14	$22	$28	$26	$32	$35
Portfolio turnover rateL	73%K,M	45%M	42%	50%M	60%M	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.06) %.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .05%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$40.32	$47.04	$37.91	$40.12	$39.03	$39.82
Income from Investment Operations
Net investment income (loss)A	.47	.53	.50	.61B	.54C	.67D
Net realized and unrealized gain (loss)	2.52	(4.92)	9.29	(2.41)	.81	(.68)
Total from investment operations	2.99	(4.39)	9.79	(1.80)	1.35	(.01)
Distributions from net investment income	(.49)	(.50)	(.61)	(.41)	(.26)	(.47)
Distributions from net realized gain	(.91)	(1.83)	(.05)	(.01)	–	(.31)
Total distributions	(1.40)	(2.33)	(.66)	(.41)E	(.26)	(.78)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$41.91	$40.32	$47.04	$37.91	$40.12	$39.03
Total ReturnG,H	7.84%	(9.81)%	26.33%	(4.53)%	3.47%	(.01)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.73%K	.88%	.94%	1.00%	.99%	.93%
Expenses net of fee waivers, if any	.73%K	.88%	.94%	1.00%	.99%	.93%
Expenses net of all reductions	.67%K	.87%	.92%	.99%	.98%	.93%
Net investment income (loss)	2.41%K	1.17%	1.22%	1.61%B	1.34%C	1.69%D
Supplemental Data
Net assets, end of period (in millions)	$6,606	$6,515	$7,351	$6,421	$7,209	$7,464
Portfolio turnover rateL	73%K,M	45%M	42%	50%M	60%M	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.409 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$40.25	$46.96	$37.86	$40.06	$38.97	$39.76
Income from Investment Operations
Net investment income (loss)A	.50	.58	.55	.66B	.59C	.72D
Net realized and unrealized gain (loss)	2.50	(4.90)	9.26	(2.39)	.81	(.67)
Total from investment operations	3.00	(4.32)	9.81	(1.73)	1.40	.05
Distributions from net investment income	(.54)	(.55)	(.66)	(.46)	(.31)	(.53)
Distributions from net realized gain	(.91)	(1.83)	(.05)	(.01)	–	(.31)
Total distributions	(1.45)	(2.39)E	(.71)	(.47)	(.31)	(.84)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$41.80	$40.25	$46.96	$37.86	$40.06	$38.97
Total ReturnG,H	7.89%	(9.70)%	26.47%	(4.38)%	3.61%	.13%
Ratios to Average Net AssetsI,J
Expenses before reductions	.62%K	.77%	.82%	.86%	.86%	.80%
Expenses net of fee waivers, if any	.62%K	.77%	.82%	.86%	.86%	.80%
Expenses net of all reductions	.55%K	.76%	.80%	.85%	.85%	.79%
Net investment income (loss)	2.52%K	1.29%	1.35%	1.74%B	1.47%C	1.83%D
Supplemental Data
Net assets, end of period (in millions)	$1,820	$2,064	$2,228	$1,880	$2,308	$2,464
Portfolio turnover rateL	73%K,M	45%M	42%	50%M	60%M	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total distributions of $2.39 per share is comprised of distributions from net investment income of $.554 and distributions from net realized gain of $1.832 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$40.22	$46.92	$37.82	$40.03	$38.96	$39.76
Income from Investment Operations
Net investment income (loss)A	.47	.52	.49	.61B	.53C	.67D
Net realized and unrealized gain (loss)	2.50	(4.90)	9.27	(2.40)	.80	(.68)
Total from investment operations	2.97	(4.38)	9.76	(1.79)	1.33	(.01)
Distributions from net investment income	(.48)	(.49)	(.61)	(.42)	(.26)	(.48)
Distributions from net realized gain	(.91)	(1.83)	(.05)	(.01)	–	(.31)
Total distributions	(1.39)	(2.32)	(.66)	(.42)E	(.26)	(.79)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$41.80	$40.22	$46.92	$37.82	$40.03	$38.96
Total ReturnG,H	7.80%	(9.81)%	26.29%	(4.52)%	3.44%	(.01)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.76%K	.91%	.96%	1.00%	1.00%	.93%
Expenses net of fee waivers, if any	.76%K	.91%	.96%	1.00%	.99%	.93%
Expenses net of all reductions	.70%K	.90%	.94%	.99%	.98%	.93%
Net investment income (loss)	2.38%K	1.15%	1.21%	1.60%B	1.33%C	1.69%D
Supplemental Data
Net assets, end of period (in millions)	$526	$579	$658	$745	$1,061	$650
Portfolio turnover rateL	73%K,M	45%M	42%	50%M	60%M	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.03%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.418 and distributions from net realized gain of $.005 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$40.22	$46.92	$37.84	$40.03	$38.96	$39.77
Income from Investment Operations
Net investment income (loss)A	.50	.58	.56	.66B	.59C	.72D
Net realized and unrealized gain (loss)	2.51	(4.89)	9.24	(2.38)	.80	(.68)
Total from investment operations	3.01	(4.31)	9.80	(1.72)	1.39	.04
Distributions from net investment income	(.54)	(.56)	(.67)	(.46)	(.32)	(.54)
Distributions from net realized gain	(.91)	(1.83)	(.05)	(.01)	–	(.31)
Total distributions	(1.46)E	(2.39)	(.72)	(.47)	(.32)	(.85)
Redemption fees added to paid in capitalA	–	–	–F	–F	–F	–F
Net asset value, end of period	$41.77	$40.22	$46.92	$37.84	$40.03	$38.96
Total ReturnG,H	7.90%	(9.68)%	26.44%	(4.36)%	3.58%	.12%
Ratios to Average Net AssetsI,J
Expenses before reductions	.62%K	.77%	.82%	.86%	.86%	.80%
Expenses net of fee waivers, if any	.62%K	.77%	.82%	.86%	.86%	.80%
Expenses net of all reductions	.55%K	.76%	.80%	.85%	.85%	.79%
Net investment income (loss)	2.52%K	1.29%	1.35%	1.74%B	1.47%C	1.83%D
Supplemental Data
Net assets, end of period (in millions)	$88	$118	$101	$38	$30	$35
Portfolio turnover rateL	73%K,M	45%M	42%	50%M	60%M	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.36%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.21 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%.

 E Total distributions of $1.46 per share is comprised of distributions from net investment income of $.542 and distributions from net realized gain of $.913 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $436 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,800,267
Gross unrealized depreciation	(196,371)
Net unrealized appreciation (depreciation)	$1,603,896
Tax Cost	$7,705,741

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,387,042 and $3,122,900, respectively.

Unaffiliated Redemptions In-Kind. During the period, 181 shares of the Fund were redeemed in-kind for investments and cash with a value of $7,175. The net realized gain of $1,669 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 2,145 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $96,039. The Fund had a net realized gain of $24,574 on investments delivered through the in-kind redemptions. The amount of the redemptions is included in share transactions activity shown in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$231	$3
Class M	.25%	.25%	66	1
Class C	.75%	.25%	95	8
			$392	$12

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$10
Class M	1
Class C(a)	1
$12

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$240.26
Class M	33.25
Class C	27.29
International Discovery	5,114.16
Class K	441.05
Class I	508.19
Class Z	26.05
	$6,389

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .02%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$26,050	2.67%	$17

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,657, including less than five hundred dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,961 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $35.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$5,794	$11,257
Class M	790	1,557
Class C	484	1,132
International Discovery	224,705	368,791
Class K	72,802	115,669
Class I	19,866	32,390
Class Z	4,169	5,145
Total	$328,610	$535,941

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	350	601	$13,878	$27,288
Reinvestment of distributions	154	252	5,740	11,177
Shares redeemed	(576)	(1,390)	(22,580)	(62,507)
Net increase (decrease)	(72)	(537)	$(2,962)	$(24,042)
Class M
Shares sold	31	91	$1,177	$4,077
Reinvestment of distributions	21	35	785	1,549
Shares redeemed	(108)	(177)	(4,141)	(7,916)
Net increase (decrease)	(56)	(51)	$(2,179)	$(2,290)
Class C
Shares sold	16	57	$612	$2,552
Reinvestment of distributions	13	25	478	1,083
Shares redeemed	(241)	(152)	(9,498)	(6,753)
Net increase (decrease)	(212)	(70)	$(8,408)	$(3,118)
International Discovery
Shares sold	7,413	18,511	$291,151	$834,070
Reinvestment of distributions	4,741	7,869	177,779	351,491
Shares redeemed	(16,102)	(21,100)	(634,874)	(952,137)
Net increase (decrease)	(3,948)	5,280	$(165,944)	$233,424
Class K
Shares sold	4,402	15,085	$170,392	$683,626
Reinvestment of distributions	1,948	2,597	72,802	115,669
Shares redeemed	(14,091)(a)	(13,867)(b)	(556,056)(a)	(624,849)(b)
Net increase (decrease)	(7,741)	3,815	$(312,862)	$174,446
Class I
Shares sold	2,415	3,244	$92,808	$143,374
Reinvestment of distributions	164	224	6,118	9,992
Shares redeemed	(4,391)	(3,099)	(169,674)	(138,824)
Net increase (decrease)	(1,812)	369	$(70,748)	$14,542
Class Z
Shares sold	540	1,231	$20,296	$55,218
Reinvestment of distributions	60	67	2,239	2,993
Shares redeemed	(1,436)	(517)	(57,140)	(23,246)
Net increase (decrease)	(836)	781	$(34,605)	$34,965

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund and Strategic Advisers Fidelity International Fund were the owners of record of approximately 11% and 11%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.08%
Actual		$1,000.00	$1,076.40	$5.56
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Class M	1.32%
Actual		$1,000.00	$1,075.20	$6.79
Hypothetical-C		$1,000.00	$1,018.25	$6.61
Class C	1.86%
Actual		$1,000.00	$1,072.10	$9.56
Hypothetical-C		$1,000.00	$1,015.57	$9.30
International Discovery	.73%
Actual		$1,000.00	$1,078.40	$3.76
Hypothetical-C		$1,000.00	$1,021.17	$3.66
Class K	.62%
Actual		$1,000.00	$1,078.90	$3.20
Hypothetical-C		$1,000.00	$1,021.72	$3.11
Class I	.76%
Actual		$1,000.00	$1,078.00	$3.92
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class Z	.62%
Actual		$1,000.00	$1,079.00	$3.20
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity International Discovery Fund

2018 Total Return % vs. Morningstar Foreign Large Blend and MSCI EAFE (Net MA):

75% beaten
25% beaten
Benchmark
Class K
Class C
9.00
8.00
7.00
6.00
5.00
4.00
8.35
7.08
7.01
7.19
4.61
18.00
16.00
14.00
12.00
10.00
16.83
16.14
12.56
16.27
10.09
45.0
40.0
35.0
30.0
25.0
42.8
37.8
34.2
37.6
28.3
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	87%	67%	87%
Class A	82%	55%	79%
Class C	65%	32%	50%
Class I	87%	66%	86%
Class K	89%	68%	89%
Class M	78%	46%	72%
Class Z	89%	68%	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity International Discovery Fund

The Board considered that effective August 1, 2014, the fund's individual fund fee rate was reduced from 0.450% to 0.424%. The Board considered that the chart below reflects the fund's lower management fee rate for 2014, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class Z, the retail class, and Class K ranked below the competitive median for the 12-month period ended June 30, 2018, the total expense ratio of Class I ranked equal to the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class M and Class C ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

IGI-SANN-0619
1.807261.114

Fidelity® International Small Cap Opportunities Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	34.5%
United Kingdom	16.3%
United States of America*	13.8%
Germany	5.4%
Sweden	5.2%
Israel	2.5%
Denmark	2.4%
Belgium	2.1%
Netherlands	2.1%
Other	15.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks and Investment Companies	92.9
Short-Term Investments and Net Other Assets (Liabilities)	7.1

Top Ten Stocks as of April 30, 2019

% of fund's net assets
iShares MSCI EAFE Small-Cap ETF (United States of America, Investment Companies)	4.8
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.7
Azbil Corp. (Japan, Electronic Equipment & Components)	2.7
OBIC Co. Ltd. (Japan, IT Services)	2.6
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.5
CompuGroup Medical AG (Germany, Health Care Technology)	2.2
USS Co. Ltd. (Japan, Specialty Retail)	2.0
Lasertec Corp. (Japan, Semiconductors & Semiconductor Equipment)	1.7
Dechra Pharmaceuticals PLC (United Kingdom, Pharmaceuticals)	1.7
Nihon Parkerizing Co. Ltd. (Japan, Chemicals)	1.6
24.5

Top Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	23.2
Information Technology	15.6
Health Care	12.8
Consumer Discretionary	9.1
Consumer Staples	7.2
Communication Services	5.8
Materials	4.9
Financials	3.9
Real Estate	3.8
Energy	1.8

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.2%
	Shares	Value
Australia - 0.4%
Beacon Lighting Group Ltd. (a)	2,785,250	$2,037,092
Imdex Ltd.	3,874,130	2,840,311
Quintis Ltd. (a)(b)(c)	2,011,191	14

TOTAL AUSTRALIA		4,877,417

Austria - 0.7%
Andritz AG	192,700	9,185,624
Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (d)	1,483,779	7,196,328
Belgium - 2.1%
Barco NV	62,400	11,086,074
KBC Ancora	337,156	17,168,199

TOTAL BELGIUM		28,254,273

Canada - 1.2%
McCoy Global, Inc. (b)	632,115	377,467
New Look Vision Group, Inc.	227,200	5,233,554
Pason Systems, Inc.	318,800	4,747,376
PrairieSky Royalty Ltd.	202,700	2,921,652
ShawCor Ltd. Class A	164,900	2,446,975

TOTAL CANADA		15,727,024

China - 0.5%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,545,325	6,009,097
Denmark - 2.4%
Jyske Bank A/S (Reg.)	158,927	6,401,203
Netcompany Group A/S (d)	144,697	5,160,685
SimCorp A/S	116,400	11,410,393
Spar Nord Bank A/S	1,015,822	8,729,327

TOTAL DENMARK		31,701,608

Finland - 0.4%
Tikkurila Oyj	337,888	5,654,310
France - 1.8%
Elis SA	638,842	11,392,751
Laurent-Perrier Group SA	51,163	5,417,089
Vetoquinol SA	116,884	7,341,437

TOTAL FRANCE		24,151,277

Germany - 4.5%
CompuGroup Medical AG	444,921	29,442,380
CTS Eventim AG	242,193	12,397,817
Nexus AG	291,358	8,333,072
WashTec AG	116,925	9,193,130

TOTAL GERMANY		59,366,399

Greece - 0.3%
Motor Oil (HELLAS) Corinth Refineries SA	161,800	4,126,739
India - 0.5%
Embassy Office Parks (REIT) (b)	781,600	3,595,852
Jyothy Laboratories Ltd.	1,221,776	3,150,616

TOTAL INDIA		6,746,468

Ireland - 0.6%
FBD Holdings PLC	243,128	2,459,685
James Hardie Industries PLC CDI	432,240	5,874,762

TOTAL IRELAND		8,334,447

Israel - 2.5%
Azrieli Group	54,105	3,079,727
Ituran Location & Control Ltd.	475,008	17,466,044
Strauss Group Ltd.	513,644	13,095,392

TOTAL ISRAEL		33,641,163

Italy - 1.5%
Interpump Group SpA	514,843	19,332,956
Japan - 34.5%
Ai Holdings Corp.	202,400	3,288,693
Aoki Super Co. Ltd.	175,000	4,053,144
Artnature, Inc.	511,600	2,879,601
Aucnet, Inc.	216,320	2,450,701
Azbil Corp. (e)	1,475,700	35,330,957
Broadleaf Co. Ltd. (e)	1,241,298	6,362,774
Central Automotive Products Ltd.	135,400	2,068,771
Century21 Real Estate Japan Ltd.	66,500	721,145
Coca-Cola West Co. Ltd.	147,475	3,623,494
Daiichikosho Co. Ltd. (e)	307,000	14,992,414
Daikokutenbussan Co. Ltd.	195,900	6,709,085
Funai Soken Holdings, Inc. (f)	280,950	7,246,011
GCA Savvian Group Corp.	496,961	3,653,764
Goldcrest Co. Ltd.	661,630	8,677,602
Iwatsuka Confectionary Co. Ltd.	18,900	693,936
Kobayashi Pharmaceutical Co. Ltd.	129,500	10,300,013
Koshidaka Holdings Co. Ltd. (e)	1,144,800	15,929,261
Kusuri No Aoki Holdings Co. Ltd.	122,800	8,620,638
Lasertec Corp.	499,672	22,562,504
Medikit Co. Ltd.	111,100	5,674,932
Miroku Jyoho Service Co., Ltd.	173,500	4,653,871
Misumi Group, Inc.	464,650	12,004,692
Mitsuboshi Belting Ltd. (e)	184,000	3,478,648
Nabtesco Corp.	495,900	15,091,351
Nagaileben Co. Ltd.	632,000	14,178,087
ND Software Co. Ltd.	97,942	1,488,539
Nihon Parkerizing Co. Ltd. (e)	1,639,600	21,298,094
NS Tool Co. Ltd. (e)	204,800	4,667,958
OBIC Co. Ltd.	297,300	34,321,810
OSG Corp.	1,044,800	20,906,317
Paramount Bed Holdings Co. Ltd.	355,400	16,654,141
ProNexus, Inc. (f)	450,500	5,350,433
San-Ai Oil Co. Ltd.	1,064,200	8,961,081
SHO-BOND Holdings Co. Ltd.	302,800	20,767,467
Shoei Co. Ltd.	420,926	18,307,702
SK Kaken Co. Ltd.	20,700	8,492,212
Software Service, Inc.	97,700	8,674,115
Techno Medica Co. Ltd.	80,791	1,528,861
The Monogatari Corp.	56,600	4,522,106
TKC Corp.	176,100	6,868,841
Tocalo Co. Ltd.	615,636	5,034,736
USS Co. Ltd.	1,361,500	25,984,550
Welcia Holdings Co. Ltd.	156,700	6,154,338
Workman Co. Ltd. (a)	251,800	12,161,084
Yamada Consulting Group Co. Ltd.	260,500	5,642,861
Yamato Kogyo Co. Ltd.	137,700	3,801,136

TOTAL JAPAN		456,834,471

Korea (South) - 1.0%
BGF Retail Co. Ltd.	51,126	9,597,023
Leeno Industrial, Inc.	66,328	3,259,389

TOTAL KOREA (SOUTH)		12,856,412

Mexico - 0.2%
Consorcio ARA S.A.B. de CV	8,644,378	2,316,385
Netherlands - 2.1%
Aalberts Industries NV	461,701	18,124,535
Takeaway.com Holding BV (b)(d)	108,487	9,332,781

TOTAL NETHERLANDS		27,457,316

Norway - 1.5%
Kongsberg Gruppen ASA	892,559	12,931,964
Skandiabanken ASA (d)	646,460	6,361,608

TOTAL NORWAY		19,293,572

Philippines - 0.5%
Jollibee Food Corp.	1,209,740	7,119,142
South Africa - 1.0%
Clicks Group Ltd.	945,129	12,927,224
Spain - 1.8%
Merlin Properties Socimi SA	538,500	7,338,376
Prosegur Compania de Seguridad SA (Reg.)	3,249,090	16,901,704

TOTAL SPAIN		24,240,080

Sweden - 5.2%
Addlife AB	396,114	10,626,834
AddTech AB (B Shares)	636,043	15,470,388
Fagerhult AB (a)	935,139	7,987,469
Lagercrantz Group AB (B Shares)	919,775	11,204,238
Loomis AB (B Shares)	334,600	12,379,293
Saab AB (B Shares) (a)	326,125	10,735,996

TOTAL SWEDEN		68,404,218

Switzerland - 0.9%
Tecan Group AG	55,920	12,600,453
Taiwan - 0.4%
Addcn Technology Co. Ltd.	638,435	5,619,517
United Kingdom - 16.3%
Alliance Pharma PLC	6,549,541	6,712,913
Ascential PLC	2,109,186	9,807,850
Avon Rubber PLC	426,500	8,197,739
Cineworld Group PLC	1,291,500	5,355,489
Dechra Pharmaceuticals PLC	631,509	21,904,774
DP Poland PLC (a)(b)	9,954,100	1,187,683
Elementis PLC	5,452,137	11,553,078
Great Portland Estates PLC	1,166,242	11,475,803
Hilton Food Group PLC	318,426	4,218,711
Howden Joinery Group PLC	710,900	4,709,229
Informa PLC	879,056	8,929,591
InterContinental Hotel Group PLC ADR	87,585	5,790,244
ITE Group PLC	6,477,493	6,115,375
Network International Holdings PLC (d)	317,700	2,158,403
Rightmove PLC	1,934,170	13,634,784
Shaftesbury PLC	1,287,173	14,426,480
Spectris PLC	929,778	33,317,590
Spirax-Sarco Engineering PLC	338,991	36,468,652
Topps Tiles PLC	3,398,115	3,341,081
Ultra Electronics Holdings PLC	312,658	6,490,680

TOTAL UNITED KINGDOM		215,796,149

United States of America - 1.9%
Autoliv, Inc.	39,300	3,084,657
Martin Marietta Materials, Inc.	27,320	6,062,308
Morningstar, Inc.	26,100	3,744,045
PriceSmart, Inc.	100,460	6,008,513
ResMed, Inc.	57,495	6,008,802

TOTAL UNITED STATES OF AMERICA		24,908,325

TOTAL COMMON STOCKS
(Cost $881,101,830)		1,154,678,394

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Sartorius AG (non-vtg.)
(Cost $1,774,352)	64,280	11,766,140

Investment Companies - 4.8%
United States of America - 4.8%
iShares MSCI EAFE Small-Cap ETF (a)
(Cost $66,935,722)	1,070,000	63,461,702

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 2.49% (g)	92,129,962	92,148,388
Fidelity Securities Lending Cash Central Fund 2.49% (g)(h)	27,496,472	27,499,221
TOTAL MONEY MARKET FUNDS
(Cost $119,647,580)		119,647,609
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,069,459,484)		1,349,553,845
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(25,074,146)
NET ASSETS - 100%		$1,324,479,699

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,209,805 or 2.3% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$960,018
Fidelity Securities Lending Cash Central Fund	126,609
Total	$1,086,627

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$76,852,837	$76,852,837	$--	$--
Consumer Discretionary	120,866,794	120,866,794	--	--
Consumer Staples	97,448,817	97,448,817	--	--
Energy	23,581,290	23,581,290	--	--
Financials	50,676,234	50,676,234	--	--
Health Care	170,131,808	159,504,974	10,626,834	--
Industrials	305,701,681	259,128,535	46,573,146	--
Information Technology	206,293,863	195,089,625	11,204,238	--
Materials	65,576,225	65,576,211	--	14
Real Estate	49,314,985	49,314,985	--	--
Investment Companies	63,461,702	63,461,702	--	--
Money Market Funds	119,647,609	119,647,609	--	--
Total Investments in Securities:	$1,349,553,845	$1,281,149,613	$68,404,218	$14

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,345,656) — See accompanying schedule: Unaffiliated issuers (cost $949,811,904)	$1,229,906,236
Fidelity Central Funds (cost $119,647,580)	119,647,609
Total Investment in Securities (cost $1,069,459,484)		$1,349,553,845
Receivable for investments sold
Regular delivery		120,830
Delayed delivery		307,546
Receivable for fund shares sold		1,464,120
Dividends receivable		5,248,752
Distributions receivable from Fidelity Central Funds		190,886
Prepaid expenses		637
Other receivables		15,891
Total assets		1,356,902,507
Liabilities
Payable for investments purchased
Regular delivery	$445,573
Delayed delivery	1,388,494
Payable for fund shares redeemed	1,429,637
Accrued management fee	1,075,332
Distribution and service plan fees payable	24,160
Other affiliated payables	245,698
Other payables and accrued expenses	310,750
Collateral on securities loaned	27,503,164
Total liabilities		32,422,808
Net Assets		$1,324,479,699
Net Assets consist of:
Paid in capital		$1,052,922,829
Total distributable earnings (loss)		271,556,870
Net Assets		$1,324,479,699
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($44,958,110 ÷ 2,430,436 shares)		$18.50
Maximum offering price per share (100/94.25 of $18.50)		$19.63
Class M:
Net Asset Value and redemption price per share ($13,888,961 ÷ 756,504 shares)		$18.36
Maximum offering price per share (100/96.50 of $18.36)		$19.03
Class C:
Net Asset Value and offering price per share ($10,735,353 ÷ 600,485 shares)(a)		$17.88
International Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($1,032,447,009 ÷ 55,255,459 shares)		$18.68
Class I:
Net Asset Value, offering price and redemption price per share ($193,037,356 ÷ 10,340,936 shares)		$18.67
Class Z:
Net Asset Value, offering price and redemption price per share ($29,412,910 ÷ 1,578,603 shares)		$18.63

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$10,093,371
Non-Cash dividends		1,883,300
Income from Fidelity Central Funds		1,086,627
Income before foreign taxes withheld		13,063,298
Less foreign taxes withheld		(1,069,042)
Total income		11,994,256
Expenses
Management fee
Basic fee	$5,118,386
Performance adjustment	290,789
Transfer agent fees	1,217,116
Distribution and service plan fees	149,877
Accounting and security lending fees	280,792
Custodian fees and expenses	71,475
Independent trustees' fees and expenses	3,370
Registration fees	62,962
Audit	43,672
Legal	1,744
Miscellaneous	4,864
Total expenses before reductions	7,245,047
Expense reductions	(20,588)
Total expenses after reductions		7,224,459
Net investment income (loss)		4,769,797
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	795,861
Fidelity Central Funds	(2,739)
Foreign currency transactions	346
Total net realized gain (loss)		793,468
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $38,597)	112,156,053
Fidelity Central Funds	29
Assets and liabilities in foreign currencies	(3,345)
Total change in net unrealized appreciation (depreciation)		112,152,737
Net gain (loss)		112,946,205
Net increase (decrease) in net assets resulting from operations		$117,716,002

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,769,797	$11,392,924
Net realized gain (loss)	793,468	25,470,687
Change in net unrealized appreciation (depreciation)	112,152,737	(105,507,125)
Net increase (decrease) in net assets resulting from operations	117,716,002	(68,643,514)
Distributions to shareholders	(32,407,290)	(23,288,503)
Share transactions - net increase (decrease)	40,232,535	138,801,633
Redemption fees	–	14,959
Total increase (decrease) in net assets	125,541,247	46,884,575
Net Assets
Beginning of period	1,198,938,452	1,152,053,877
End of period	$1,324,479,699	$1,198,938,452

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.33	$18.47	$14.82	$14.75	$13.65	$13.68
Income from Investment Operations
Net investment income (loss)A	.05	.12	.10	.09	.06	.05
Net realized and unrealized gain (loss)	1.55	(.92)	3.71	.10	1.11	.05
Total from investment operations	1.60	(.80)	3.81	.19	1.17	.10
Distributions from net investment income	(.11)	(.09)	(.12)	(.05)	(.05)	(.06)
Distributions from net realized gain	(.31)	(.24)	(.04)	(.07)	(.02)	(.08)
Total distributions	(.43)B	(.34)C	(.16)	(.12)	(.07)	(.13)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$18.50	$17.33	$18.47	$14.82	$14.75	$13.65
Total ReturnF,G,H	9.53%	(4.48)%	26.00%	1.30%	8.62%	.78%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.44%K	1.38%	1.43%	1.45%	1.52%	1.63%
Expenses net of fee waivers, if any	1.44%K	1.38%	1.43%	1.45%	1.52%	1.63%
Expenses net of all reductions	1.44%K	1.37%	1.43%	1.45%	1.51%	1.63%
Net investment income (loss)	.52%K	.65%	.61%	.62%	.38%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$44,958	$41,164	$41,324	$45,151	$42,289	$25,041
Portfolio turnover rateL	20%K	19%	11%	24%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.313 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.093 and distributions from net realized gain of $.243 per share.

 D Total distributions of $.13 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.079 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.17	$18.32	$14.68	$14.62	$13.53	$13.56
Income from Investment Operations
Net investment income (loss)A	.02	.07	.05	.04	.01	.01
Net realized and unrealized gain (loss)	1.54	(.92)	3.69	.10	1.11	.06
Total from investment operations	1.56	(.85)	3.74	.14	1.12	.07
Distributions from net investment income	(.06)	(.06)	(.06)	(.01)	(.01)	(.02)
Distributions from net realized gain	(.31)	(.24)	(.04)	(.07)	(.02)	(.08)
Total distributions	(.37)	(.30)	(.10)	(.08)	(.03)	(.10)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$18.36	$17.17	$18.32	$14.68	$14.62	$13.53
Total ReturnC,D,E	9.37%	(4.74)%	25.63%	.95%	8.27%	.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H	1.67%	1.73%	1.77%	1.80%	1.89%
Expenses net of fee waivers, if any	1.73%H	1.67%	1.73%	1.77%	1.80%	1.89%
Expenses net of all reductions	1.73%H	1.66%	1.73%	1.77%	1.80%	1.89%
Net investment income (loss)	.23%H	.36%	.31%	.30%	.10%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$13,889	$13,245	$14,422	$12,308	$13,296	$9,913
Portfolio turnover rateI	20%H	19%	11%	24%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$16.69	$17.84	$14.27	$14.26	$13.23	$13.28
Income from Investment Operations
Net investment income (loss)A	(.02)	(.02)	(.03)	(.03)	(.05)	(.06)
Net realized and unrealized gain (loss)	1.50	(.89)	3.60	.09	1.08	.06
Total from investment operations	1.48	(.91)	3.57	.06	1.03	–
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(.29)	(.24)	–	(.05)	–	(.05)
Total distributions	(.29)	(.24)	–	(.05)	–	(.05)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$17.88	$16.69	$17.84	$14.27	$14.26	$13.23
Total ReturnC,D,E	9.11%	(5.19)%	25.02%	.44%	7.79%	.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.22%H	2.15%	2.22%	2.26%	2.27%	2.38%
Expenses net of fee waivers, if any	2.22%H	2.15%	2.22%	2.26%	2.27%	2.38%
Expenses net of all reductions	2.22%H	2.14%	2.21%	2.25%	2.26%	2.38%
Net investment income (loss)	(.25)%H	(.12)%	(.17)%	(.19)%	(.36)%	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,735	$14,461	$14,547	$12,625	$17,370	$8,438
Portfolio turnover rateI	20%H	19%	11%	24%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.53	$18.69	$15.00	$14.91	$13.80	$13.82
Income from Investment Operations
Net investment income (loss)A	.07	.18	.15	.13	.10	.09
Net realized and unrealized gain (loss)	1.56	(.95)	3.75	.11	1.12	.06
Total from investment operations	1.63	(.77)	3.90	.24	1.22	.15
Distributions from net investment income	(.17)	(.15)	(.17)	(.08)	(.09)	(.09)
Distributions from net realized gain	(.31)	(.24)	(.04)	(.07)	(.02)	(.08)
Total distributions	(.48)	(.39)	(.21)	(.15)	(.11)	(.17)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$18.68	$17.53	$18.69	$15.00	$14.91	$13.80
Total ReturnC,D	9.68%	(4.25)%	26.39%	1.58%	8.92%	1.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.16%G	1.10%	1.13%	1.17%	1.23%	1.30%
Expenses net of fee waivers, if any	1.16%G	1.10%	1.13%	1.17%	1.22%	1.30%
Expenses net of all reductions	1.16%G	1.09%	1.13%	1.16%	1.22%	1.30%
Net investment income (loss)	.80%G	.93%	.91%	.90%	.68%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$1,032,447	$965,482	$916,882	$809,952	$762,563	$584,253
Portfolio turnover rateH	20%G	19%	11%	24%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.51	$18.66	$14.99	$14.91	$13.81	$13.83
Income from Investment Operations
Net investment income (loss)A	.07	.18	.15	.13	.10	.08
Net realized and unrealized gain (loss)	1.57	(.94)	3.74	.10	1.13	.07
Total from investment operations	1.64	(.76)	3.89	.23	1.23	.15
Distributions from net investment income	(.16)	(.15)	(.18)	(.08)	(.11)	(.09)
Distributions from net realized gain	(.31)	(.24)	(.04)	(.07)	(.02)	(.08)
Total distributions	(.48)B	(.39)	(.22)	(.15)	(.13)	(.17)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$18.67	$17.51	$18.66	$14.99	$14.91	$13.81
Total ReturnD,E	9.70%	(4.21)%	26.34%	1.56%	8.98%	1.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.15%H	1.12%	1.14%	1.16%	1.19%	1.36%
Expenses net of fee waivers, if any	1.15%H	1.12%	1.14%	1.16%	1.19%	1.36%
Expenses net of all reductions	1.15%H	1.11%	1.14%	1.16%	1.18%	1.36%
Net investment income (loss)	.81%H	.91%	.90%	.91%	.71%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$193,037	$159,968	$164,878	$155,551	$120,723	$29,822
Portfolio turnover rateI	20%H	19%	11%	24%	21%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.313 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.51	$19.11
Income from Investment Operations
Net investment income (loss)B	.08	–C
Net realized and unrealized gain (loss)	1.56	(1.60)
Total from investment operations	1.64	(1.60)
Distributions from net investment income	(.20)	–
Distributions from net realized gain	(.31)	–
Total distributions	(.52)D	–
Net asset value, end of period	$18.63	$17.51
Total ReturnE,F	9.74%	(8.37)%
Ratios to Average Net AssetsB,G
Expenses before reductions	1.01%H	1.03%H
Expenses net of fee waivers, if any	1.00%H	1.03%H
Expenses net of all reductions	1.00%H	1.02%H
Net investment income (loss)	.96%H	.16%H
Supplemental Data
Net assets, end of period (000 omitted)	$29,413	$4,617
Portfolio turnover rateI	20%H	19%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 C Amount represents less than $.005 per share.

 D Total distributions of $.52 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.313 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap Opportunities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

In May 2019, the Board approved to close the Fund to new accounts with certain exceptions effective after the close of business on May 31, 2019.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$347,245,206
Gross unrealized depreciation	(76,881,354)
Net unrealized appreciation (depreciation)	$270,363,852
Tax cost	$1,079,189,993

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $117,207,073 and $111,943,071, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .89% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$50,703	$1,607
Class M	.25%	.25%	32,538	446
Class C	.75%	.25%	66,636	7,100
			$149,877	$9,153

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,949
Class M	1,348
Class C(a)	–
$3,297

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$47,173.23
Class M	17,863.27
Class C	17,133.26
International Small Cap Opportunities	966,598.20
Class I	163,893.19
Class Z	4,456.05
	$1,217,116

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $327 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,730 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $126,609. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $74.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,514 and a portion of class-level operating expenses as follows:

Amount
Class A	$506
Class M	167
Class C	180
International Small Cap Opportunities	12,450
Class I	2,374
Class Z	323
$16,000

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$994,541	$756,833
Class M	282,415	237,606
Class C	249,469	199,761
International Small Cap Opportunities	26,356,595	18,505,353
Class I	4,287,454	3,588,950
Class Z	236,816	–
Total	$32,407,290	$23,288,503

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	361,372	659,827	$6,284,402	$12,815,405
Reinvestment of distributions	59,448	39,412	971,383	734,649
Shares redeemed	(366,220)	(560,866)	(6,259,868)	(10,795,406)
Net increase (decrease)	54,600	138,373	$995,917	$2,754,648
Class M
Shares sold	41,531	195,023	$721,730	$3,737,868
Reinvestment of distributions	17,248	12,748	280,108	235,975
Shares redeemed	(73,840)	(223,377)	(1,257,180)	(4,246,469)
Net increase (decrease)	(15,061)	(15,606)	$(255,342)	$(272,626)
Class C
Shares sold	41,963	289,466	$683,263	$5,517,711
Reinvestment of distributions	15,575	10,900	246,701	196,970
Shares redeemed	(323,711)	(248,989)	(5,489,218)	(4,607,733)
Net increase (decrease)	(266,173)	51,377	$(4,559,254)	$1,106,948
International Small Cap Opportunities
Shares sold	5,880,874	18,665,452	$100,847,215	$367,097,669
Reinvestment of distributions	1,247,133	814,355	20,565,227	15,335,912
Shares redeemed	(6,942,503)	(13,474,898)	(119,630,694)	(259,980,891)
Net increase (decrease)	185,504	6,004,909	$1,781,748	$122,452,690
Class I
Shares sold	3,797,528	5,599,350	$65,783,665	$109,721,452
Reinvestment of distributions	211,847	153,156	3,489,125	2,881,165
Shares redeemed	(2,806,037)	(5,449,347)	(48,983,901)	(104,456,236)
Net increase (decrease)	1,203,338	303,159	$20,288,889	$8,146,381
Class Z
Shares sold	1,447,658	265,126	$24,271,665	$4,637,404
Reinvestment of distributions	12,712	–	208,865	–
Shares redeemed	(145,508)	(1,385)	(2,499,953)	(23,812)
Net increase (decrease)	1,314,862	263,741	$21,980,577	$4,613,592

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.44%
Actual		$1,000.00	$1,095.30	$7.48
Hypothetical-C		$1,000.00	$1,017.65	$7.20
Class M	1.73%
Actual		$1,000.00	$1,093.70	$8.98
Hypothetical-C		$1,000.00	$1,016.22	$8.65
Class C	2.22%
Actual		$1,000.00	$1,091.10	$11.51
Hypothetical-C		$1,000.00	$1,013.79	$11.08
International Small Cap Opportunities	1.16%
Actual		$1,000.00	$1,096.80	$6.03
Hypothetical-C		$1,000.00	$1,019.04	$5.81
Class I	1.15%
Actual		$1,000.00	$1,097.00	$5.98
Hypothetical-C		$1,000.00	$1,019.09	$5.76
Class Z	1.00%
Actual		$1,000.00	$1,097.40	$5.20
Hypothetical-C		$1,000.00	$1,019.84	$5.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Opportunities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in March 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity International Small Cap Opportunities Fund

2018 Total Return % vs. Lipper International Small-Cap Funds and MSCI EAFE Sm Cap (Net MA):
75% beaten
25% beaten
Benchmark
Retail Class
Class C
14.00
12.00
10.00
8.00
6.00
12.80
12.61
11.61
13.27
7.78
35.0
30.0
25.0
20.0
34.0
32.1
27.9
31.3
21.5
80.0
70.0
60.0
50.0
40.0
72.0
70.8
62.0
65.6
43.6
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	71%	79%	83%
Class A	68%	74%	78%
Class C	58%	61%	62%
Class I	70%	78%	83%
Class M	63%	68%	75%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity International Small Cap Opportunities Fund

Historical Management Fees (BP) vs. Competitive Medians (BP):

Intl Small Cap Opps
Intl Small Cap Opps incl Perf. Fee
Total Mapped Group Median (TMG)
Asset-Sized Peer Group Median (ASPG)
109
105
101
85
106
102
97
85
107
103
89
85
105
101
88
85
103
100
84
84
2013
2014
2015
2016
2018

	2013	2014	2015	2016	2018
TMG %	14%	16%	17%	18%	20%
Funds	285	309	343	344	337
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ILS-SANN-0619
1.815078.113

Fidelity® International Small Cap Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	23.5%
United Kingdom	14.2%
Canada	5.7%
United States of America*	5.3%
Australia	4.8%
Cayman Islands	4.1%
Taiwan	3.8%
Netherlands	3.3%
France	3.3%
Other	32.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	94.7
Short-Term Investments and Net Other Assets (Liabilities)	5.3

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Luxfer Holdings PLC sponsored (United Kingdom, Machinery)	1.1
JSR Corp. (Japan, Chemicals)	1.1
Cineworld Group PLC (United Kingdom, Entertainment)	1.0
SITC International Holdings Co. Ltd. (Cayman Islands, Marine)	1.0
S Foods, Inc. (Japan, Food Products)	1.0
John Wood Group PLC (United Kingdom, Energy Equipment & Services)	0.9
Mytilineos Holdings SA (Greece, Industrial Conglomerates)	0.9
GUD Holdings Ltd. (Australia, Auto Components)	0.9
Paramount Bed Holdings Co. Ltd. (Japan, Health Care Equipment & Supplies)	0.9
Arata Corp. (Japan, Distributors)	0.8
9.6

Top Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	20.4
Consumer Discretionary	14.2
Financials	13.7
Information Technology	9.0
Consumer Staples	8.9
Materials	8.8
Real Estate	6.7
Health Care	6.4
Energy	3.3
Communication Services	2.5

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 4.8%
Aub Group Ltd.	831,940	$7,413,058
Challenger Ltd.	1,628,192	9,434,866
GUD Holdings Ltd.	2,349,411	19,576,488
Hansen Technologies Ltd.	4,090,611	8,679,865
Imdex Ltd.	11,745,983	8,611,544
Inghams Group Ltd. (a)	5,593,948	17,548,369
Nanosonics Ltd. (b)	3,273,157	11,398,615
Pact Group Holdings Ltd.	3,229,912	5,988,317
Reckon Ltd.	5,193,683	2,581,207
Servcorp Ltd. (c)	4,998,615	10,853,223
SomnoMed Ltd. (a)(b)	2,686,358	3,314,059

TOTAL AUSTRALIA		105,399,611

Austria - 2.0%
IMMOFINANZ Immobilien Anlagen AG	608,174	15,586,624
Mayr-Melnhof Karton AG	89,900	11,635,994
Wienerberger AG	720,100	16,524,809

TOTAL AUSTRIA		43,747,427

Belgium - 0.6%
Barco NV	70,083	12,451,047
Bermuda - 1.0%
China Resource Gas Group Ltd.	2,146,000	9,930,119
Hiscox Ltd.	605,125	13,209,249

TOTAL BERMUDA		23,139,368

Brazil - 1.5%
Estacio Participacoes SA	2,557,200	17,725,816
Sul America SA unit	1,909,800	15,196,185

TOTAL BRAZIL		32,922,001

Canada - 5.7%
Dorel Industries, Inc. Class B (sub. vtg.)	426,803	3,756,070
ECN Capital Corp.	2,622,700	8,398,435
Genesis Land Development Corp. (c)	2,346,922	4,256,938
Lassonde Industries, Inc. Class A (sub. vtg.)	130,869	16,753,029
McCoy Global, Inc. (b)	1,331,570	795,145
North West Co., Inc.	828,900	17,509,793
Open Text Corp.	352,096	13,535,078
Pinnacle Renewable Energy, Inc.	965,825	8,773,673
Richelieu Hardware Ltd.	590,200	9,167,770
Total Energy Services, Inc.	620,900	4,541,927
TransForce, Inc.	368,100	12,089,572
Western Forest Products, Inc.	11,630,900	16,321,633
Whitecap Resources, Inc.	2,457,353	9,886,641

TOTAL CANADA		125,785,704

Cayman Islands - 4.1%
AMVIG Holdings Ltd.	32,132,000	7,782,327
Best Pacific International Holdings Ltd.	17,964,000	6,549,184
China Metal Recycling (Holdings) Ltd. (b)(d)	436,800	1
Haitian International Holdings Ltd.	3,878,000	9,708,842
Pico Far East Holdings Ltd.	26,394,000	9,656,177
Precision Tsugami China Corp. Ltd.	8,896,000	9,502,917
SITC International Holdings Co. Ltd.	21,248,000	22,562,186
Value Partners Group Ltd.	14,996,000	11,278,350
Xingda International Holdings Ltd.	44,177,909	14,022,409

TOTAL CAYMAN ISLANDS		91,062,393

China - 1.2%
Qingdao Port International Co. Ltd. (H Shares) (b)(e)	21,709,000	15,081,844
Weifu High-Technology Group Co. Ltd. (B Shares)	6,122,887	11,949,495

TOTAL CHINA		27,031,339

Denmark - 1.4%
Jyske Bank A/S (Reg.)	236,103	9,509,670
Scandinavian Tobacco Group A/S (e)	823,128	9,800,173
Spar Nord Bank A/S	1,407,326	12,093,663

TOTAL DENMARK		31,403,506

Finland - 2.8%
Ahlstrom-Munksjo OYJ	841,398	12,645,741
Asiakastieto Group Oyj (a)(e)	527,523	15,856,751
Cramo Oyj (B Shares)	476,610	10,023,108
Kojamo OYJ	1,016,800	12,065,886
Olvi PLC (A Shares)	310,138	11,496,468

TOTAL FINLAND		62,087,954

France - 3.3%
Altarea SCA	65,230	13,783,715
Maisons du Monde SA (e)	561,407	12,077,149
Rexel SA	963,900	12,951,701
The Vicat Group	226,256	11,952,507
Thermador Groupe SA	167,666	9,553,153
Wendel SA	84,835	11,741,626

TOTAL FRANCE		72,059,851

Germany - 2.0%
Bertrandt AG	140,300	10,936,553
JOST Werke AG (e)	47,467	1,748,901
SHW Group (c)	329,939	7,660,233
Takkt AG	588,300	9,250,919
Talanx AG	337,500	13,483,595

TOTAL GERMANY		43,080,201

Greece - 0.9%
Mytilineos Holdings SA	1,813,916	19,663,328
Hong Kong - 2.1%
Dah Sing Banking Group Ltd.	8,769,200	16,767,540
Far East Horizon Ltd.	7,881,000	8,750,192
Magnificent Hotel Investment Ltd.	302,094,000	7,239,658
Sino Land Ltd.	7,409,193	13,033,712

TOTAL HONG KONG		45,791,102

India - 1.2%
Embassy Office Parks (REIT) (b)	1,498,000	6,891,742
LIC Housing Finance Ltd.	1,175,800	8,386,271
Torrent Pharmaceuticals Ltd.	431,558	11,103,260

TOTAL INDIA		26,381,273

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	57,526,400	6,660,952
PT Media Nusantara Citra Tbk	100,800,300	6,649,283

TOTAL INDONESIA		13,310,235

Ireland - 1.6%
Irish Residential Properties REIT PLC	7,510,700	13,309,922
Mincon Group PLC	7,331,044	9,373,649
Origin Enterprises PLC	920,300	5,687,469
United Drug PLC (United Kingdom)	904,049	7,745,241

TOTAL IRELAND		36,116,281

Italy - 1.6%
Banca Generali SpA	508,200	14,341,128
Banco di Desio e della Brianza SpA	2,376,445	5,410,804
Recordati SpA	378,700	15,286,750

TOTAL ITALY		35,038,682

Japan - 23.5%
A/S One Corp.	144,400	11,524,000
Aeon Delight Co. Ltd.	334,400	11,242,228
Arata Corp.	515,000	18,377,171
Arc Land Sakamoto Co. Ltd.	1,043,000	13,510,921
Aucnet, Inc.	832,900	9,435,969
Broadleaf Co. Ltd.	727,800	3,730,632
Central Automotive Products Ltd.	339,100	5,181,096
DaikyoNishikawa Corp.	1,060,500	10,634,037
Daiwa Industries Ltd.	1,179,400	13,732,051
Dexerials Corp.	1,635,600	10,307,385
Funai Soken Holdings, Inc. (f)	63,080	1,626,903
GMO Internet, Inc.	1,016,000	15,678,477
Hitachi High-Technologies Corp.	224,700	9,984,874
Iida Group Holdings Co. Ltd.	585,851	9,882,078
Isuzu Motors Ltd.	1,133,700	16,237,877
Japan Meat Co. Ltd.	691,300	10,599,582
JSR Corp. (g)	1,565,500	23,722,465
Kenedix, Inc. (g)	2,082,700	9,871,768
KH Neochem Co. Ltd.	68,000	1,968,670
Kirindo Holdings Co. Ltd. (c)	647,909	10,015,704
Meitec Corp.	244,000	11,302,482
Mitani Shoji Co. Ltd. (g)	288,000	15,021,141
Morinaga & Co. Ltd.	279,200	11,592,082
Nihon Parkerizing Co. Ltd.	1,230,000	15,977,468
Nishimoto Co. Ltd. (g)	242,900	8,743,920
NSD Co. Ltd.	292,600	7,241,781
Otsuka Corp.	273,400	10,725,419
PALTAC Corp.	294,500	16,153,283
Paramount Bed Holdings Co. Ltd.	415,900	19,489,187
Persol Holdings Co., Ltd.	747,700	13,988,122
Renesas Electronics Corp. (b)	3,010,500	16,026,092
Ricoh Leasing Co. Ltd.	262,900	7,646,627
S Foods, Inc.	625,600	21,509,475
San-Ai Oil Co. Ltd.	1,480,700	12,468,213
Santen Pharmaceutical Co. Ltd.	729,800	11,098,175
Shinsei Bank Ltd.	1,077,000	14,908,515
Ship Healthcare Holdings, Inc.	338,700	13,880,026
Taiheiyo Cement Corp.	369,100	11,828,960
TKC Corp.	277,100	10,808,380
Toshiba Plant Systems & Services Corp.	762,200	13,629,897
Tsuruha Holdings, Inc.	153,500	13,049,464
VT Holdings Co. Ltd.	1,655,600	6,658,367
Welcia Holdings Co. Ltd.	89,300	3,507,227
Yamada Consulting Group Co. Ltd.	580,680	12,578,490

TOTAL JAPAN		517,096,681

Korea (South) - 1.0%
Hyundai Fire & Marine Insurance Co. Ltd.	401,226	13,184,504
NS Shopping Co. Ltd.	755,079	9,276,234

TOTAL KOREA (SOUTH)		22,460,738

Luxembourg - 0.3%
Shurgard Self Storage Europe SARL	185,677	6,143,532
Mexico - 0.9%
Credito Real S.A.B. de CV	6,947,800	7,927,149
Genomma Lab Internacional SA de CV (b)	13,814,100	11,105,056

TOTAL MEXICO		19,032,205

Netherlands - 3.3%
Amsterdam Commodities NV	530,855	12,086,761
Arcadis NV (a)	716,689	13,528,600
Arcadis NV rights (b)(g)	716,689	377,804
Basic-Fit NV (b)(e)	255,500	9,055,574
Intertrust NV (e)	616,900	11,700,283
Philips Lighting NV (e)	370,000	11,092,736
RHI Magnesita NV	230,610	14,238,802

TOTAL NETHERLANDS		72,080,560

New Zealand - 1.1%
Air New Zealand Ltd.	7,136,271	12,797,557
EBOS Group Ltd.	818,065	11,703,580

TOTAL NEW ZEALAND		24,501,137

Norway - 0.5%
ABG Sundal Collier ASA	9,702,926	4,836,027
Skandiabanken ASA (e)	736,574	7,248,391

TOTAL NORWAY		12,084,418

Philippines - 0.8%
Century Pacific Food, Inc.	26,147,000	7,749,130
Robinsons Land Corp.	20,418,600	9,664,909

TOTAL PHILIPPINES		17,414,039

Romania - 0.6%
Banca Transilvania SA	24,554,661	12,762,358
Singapore - 1.9%
Boustead Singapore Ltd.	10,688,669	6,326,284
Hour Glass Ltd.	9,904,600	5,716,573
Mapletree Industrial (REIT)	10,432,325	15,800,742
Wing Tai Holdings Ltd.	9,498,500	14,316,539

TOTAL SINGAPORE		42,160,138

South Africa - 0.4%
Clicks Group Ltd.	600,218	8,209,623
Spain - 0.1%
Laboratorios Farmaceuticos ROVI SA	75,986	1,568,157
Sweden - 2.1%
AddTech AB (B Shares)	443,719	10,792,517
Coor Service Management Holding AB (e)	829,400	7,169,826
Dustin Group AB (e)	1,697,479	15,214,713
Granges AB	1,144,421	12,425,528

TOTAL SWEDEN		45,602,584

Taiwan - 3.8%
King's Town Bank	10,796,000	11,546,431
Lumax International Corp. Ltd.	4,466,600	10,392,484
Makalot Industrial Co. Ltd.	1,153,540	7,951,072
Sporton International, Inc.	2,571,740	15,229,707
Test Research, Inc.	6,278,000	10,929,920
Tripod Technology Corp.	4,233,000	13,547,463
United Microelectronics Corp.	20,968,000	9,142,758
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,243,000	5,327,688

TOTAL TAIWAN		84,067,523

Thailand - 1.2%
Star Petroleum Refining PCL	47,994,800	15,939,371
TISCO Financial Group PCL	4,198,500	11,016,664

TOTAL THAILAND		26,956,035

Turkey - 0.1%
Aygaz A/S	2,129,000	3,293,280
United Kingdom - 14.2%
Alliance Pharma PLC	13,043,065	13,368,411
Bond International Software PLC (b)(d)	899,666	12
Cineworld Group PLC	5,534,180	22,948,695
Close Brothers Group PLC	427,566	8,653,115
Countrywide PLC (b)	60,307,977	5,111,704
Diploma PLC	516,151	10,768,974
Elementis PLC	6,428,125	13,621,197
Informa PLC	393,024	3,992,401
ITE Group PLC	15,051,230	14,209,806
John Wood Group PLC	3,393,500	20,820,208
Knights Group Holdings PLC	2,524,402	9,315,851
Luxfer Holdings PLC sponsored	1,042,909	25,040,249
McColl's Retail Group PLC (c)	9,140,781	10,238,918
Mears Group PLC	3,745,740	11,722,668
Melrose Industries PLC	4,079,170	10,755,499
Micro Focus International PLC	631,026	15,945,340
Moneysupermarket.com Group PLC	2,590,579	12,286,204
PayPoint PLC	732,711	9,611,879
Sabre Insurance Group PLC (e)	2,852,122	9,892,984
Spectris PLC	411,891	14,759,669
Ten Entertainment Group PLC (c)	4,277,819	13,053,166
The Weir Group PLC	705,938	15,276,414
Topps Tiles PLC	6,514,537	6,405,197
Tullett Prebon PLC	4,288,044	15,723,605
Ultra Electronics Holdings PLC	393,345	8,165,716
Volution Group PLC	5,418,401	12,223,479

TOTAL UNITED KINGDOM		313,911,361

TOTAL COMMON STOCKS
(Cost $1,991,501,892)		2,075,815,672

Nonconvertible Preferred Stocks - 0.5%
Brazil - 0.5%
Banco ABC Brasil SA
(Cost $8,601,852)	2,151,426	10,671,810

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 2.49% (h)	104,176,063	104,196,898
Fidelity Securities Lending Cash Central Fund 2.49% (h)(i)	24,192,334	24,194,753
TOTAL MONEY MARKET FUNDS
(Cost $128,382,752)		128,391,651
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,128,486,496)		2,214,879,133
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(11,499,037)
NET ASSETS - 100%		$2,203,380,096

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $125,939,325 or 5.7% of net assets.

 (f) A portion of the security sold on a delayed delivery basis.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,071,283
Fidelity Securities Lending Cash Central Fund	152,540
Total	$1,223,823

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$5,698,551	$188,474	$--	$--	$--	$(1,630,087)	$4,256,938
Kirindo Holdings Co. Ltd.	9,066,764	--	--	92,295	--	948,940	10,015,704
Knights Group Holdings PLC	9,077,384	26,190	4,677,615	22,006	2,113,652	2,776,240	--
McColl's Retail Group PLC	11,518,286	1,658,146	--	70,711	--	(2,937,514)	10,238,918
Servcorp Ltd.	8,399,066	3,313,084	--	350,414	--	(858,927)	10,853,223
SHW Group	6,787,336	1,325,267	--	--	--	(452,370)	7,660,233
Ten Entertainment Group PLC	11,133,306	1,307,668	--	159,645	--	612,192	13,053,166
Total	$61,680,693	$7,818,829	$4,677,615	$695,071	$2,113,652	$(1,541,526)	$56,078,182

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$57,456,362	$57,456,362	$--	$--
Consumer Discretionary	312,562,657	297,347,944	15,214,713	--
Consumer Staples	196,097,187	196,097,187	--	--
Energy	73,225,178	73,225,178	--	--
Financials	301,432,812	301,432,812	--	--
Health Care	142,584,517	130,880,937	11,703,580	--
Industrials	451,472,628	433,510,285	17,962,343	--
Information Technology	197,168,135	188,025,365	9,142,758	12
Materials	190,573,651	178,148,122	12,425,528	1
Real Estate	150,690,956	150,690,956	--	--
Utilities	13,223,399	13,223,399	--	--
Money Market Funds	128,391,651	128,391,651	--	--
Total Investments in Securities:	$2,214,879,133	$2,148,430,198	$66,448,922	$13

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,003,140) — See accompanying schedule: Unaffiliated issuers (cost $1,929,804,165)	$2,030,409,300
Fidelity Central Funds (cost $128,382,752)	128,391,651
Other affiliated issuers (cost $70,299,579)	56,078,182
Total Investment in Securities (cost $2,128,486,496)		$2,214,879,133
Foreign currency held at value (cost $2,745,564)		2,748,815
Receivable for investments sold
Regular delivery		4,956,349
Delayed delivery		66,955
Receivable for fund shares sold		2,741,712
Dividends receivable		14,715,608
Distributions receivable from Fidelity Central Funds		231,873
Prepaid expenses		1,062
Other receivables		89,288
Total assets		2,240,430,795
Liabilities
Payable for investments purchased
Regular delivery	$3,266,534
Delayed delivery	3,069,356
Payable for fund shares redeemed	3,885,261
Accrued management fee	1,765,638
Distribution and service plan fees payable	53,118
Other affiliated payables	403,909
Other payables and accrued expenses	409,918
Collateral on securities loaned	24,196,965
Total liabilities		37,050,699
Net Assets		$2,203,380,096
Net Assets consist of:
Paid in capital		$2,118,508,042
Total distributable earnings (loss)		84,872,054
Net Assets		$2,203,380,096
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($108,655,520 ÷ 4,201,565 shares)		$25.86
Maximum offering price per share (100/94.25 of $25.86)		$27.44
Class M:
Net Asset Value and redemption price per share ($16,321,899 ÷ 633,436 shares)		$25.77
Maximum offering price per share (100/96.50 of $25.77)		$26.70
Class C:
Net Asset Value and offering price per share ($27,768,334 ÷ 1,114,179 shares)(a)		$24.92
International Small Cap:
Net Asset Value, offering price and redemption price per share ($1,287,911,519 ÷ 48,858,313 shares)		$26.36
Class I:
Net Asset Value, offering price and redemption price per share ($682,641,914 ÷ 25,735,111 shares)		$26.53
Class Z:
Net Asset Value, offering price and redemption price per share ($80,080,910 ÷ 3,021,761 shares)		$26.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends (including $695,071 earned from other affiliated issuers)		$33,626,919
Income from Fidelity Central Funds		1,223,823
Income before foreign taxes withheld		34,850,742
Less foreign taxes withheld		(2,725,035)
Total income		32,125,707
Expenses
Management fee
Basic fee	$8,564,484
Performance adjustment	1,114,116
Transfer agent fees	1,882,047
Distribution and service plan fees	345,143
Accounting and security lending fees	450,950
Custodian fees and expenses	244,284
Independent trustees' fees and expenses	5,626
Registration fees	144,343
Audit	57,232
Legal	2,911
Miscellaneous	6,495
Total expenses before reductions	12,817,631
Expense reductions	(74,838)
Total expenses after reductions		12,742,793
Net investment income (loss)		19,382,914
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,772,632
Fidelity Central Funds	(56)
Other affiliated issuers	2,113,652
Foreign currency transactions	(144,314)
Total net realized gain (loss)		8,741,914
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $179,321)	102,482,579
Fidelity Central Funds	92
Other affiliated issuers	(1,541,526)
Assets and liabilities in foreign currencies	42,470
Total change in net unrealized appreciation (depreciation)		100,983,615
Net gain (loss)		109,725,529
Net increase (decrease) in net assets resulting from operations		$129,108,443

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,382,914	$33,373,258
Net realized gain (loss)	8,741,914	76,767,034
Change in net unrealized appreciation (depreciation)	100,983,615	(322,624,797)
Net increase (decrease) in net assets resulting from operations	129,108,443	(212,484,505)
Distributions to shareholders	(106,530,936)	(61,553,254)
Share transactions - net increase (decrease)	213,524,361	477,734,571
Redemption fees	–	48,167
Total increase (decrease) in net assets	236,101,868	203,744,979
Net Assets
Beginning of period	1,967,278,228	1,763,533,249
End of period	$2,203,380,096	$1,967,278,228

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.78	$29.24	$23.81	$22.69	$24.98	$26.34
Income from Investment Operations
Net investment income (loss)A	.21	.38	.29	.34	.27	.17
Net realized and unrealized gain (loss)	1.25	(2.87)	5.70	1.64	1.05	(.89)
Total from investment operations	1.46	(2.49)	5.99	1.98	1.32	(.72)
Distributions from net investment income	(.38)	(.23)	(.28)	(.25)	(.16)	(.05)
Distributions from net realized gain	(1.00)	(.74)	(.29)	(.62)	(3.45)	(.60)
Total distributions	(1.38)	(.97)	(.57)	(.87)	(3.61)	(.65)
Redemption fees added to paid in capitalA	–	–B	.01	.01	–B	.01
Net asset value, end of period	$25.86	$25.78	$29.24	$23.81	$22.69	$24.98
Total ReturnC,D,E	6.11%	(8.83)%	25.83%	9.11%	6.21%	(2.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.50%H	1.49%	1.55%	1.61%	1.59%	1.50%
Expenses net of fee waivers, if any	1.50%H	1.49%	1.55%	1.61%	1.58%	1.50%
Expenses net of all reductions	1.49%H	1.48%	1.55%	1.61%	1.58%	1.50%
Net investment income (loss)	1.65%H	1.33%	1.11%	1.50%	1.18%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$108,656	$80,395	$63,459	$36,480	$28,238	$24,572
Portfolio turnover rateI	28%H	25%	22%	29%	36%	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$25.62	$29.07	$23.65	$22.55	$24.81	$26.17
Income from Investment Operations
Net investment income (loss)A	.17	.30	.21	.27	.21	.10
Net realized and unrealized gain (loss)	1.26	(2.86)	5.69	1.63	1.04	(.87)
Total from investment operations	1.43	(2.56)	5.90	1.90	1.25	(.77)
Distributions from net investment income	(.27)	(.15)	(.19)	(.19)	(.06)	–
Distributions from net realized gain	(1.00)	(.74)	(.29)	(.62)	(3.45)	(.60)
Total distributions	(1.28)B	(.89)	(.48)	(.81)	(3.51)	(.60)
Redemption fees added to paid in capitalA	–	–C	–C	.01	–C	.01
Net asset value, end of period	$25.77	$25.62	$29.07	$23.65	$22.55	$24.81
Total ReturnD,E,F	5.96%	(9.10)%	25.47%	8.79%	5.90%	(3.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.81%I	1.77%	1.84%	1.90%	1.87%	1.77%
Expenses net of fee waivers, if any	1.81%I	1.77%	1.84%	1.90%	1.86%	1.77%
Expenses net of all reductions	1.80%I	1.76%	1.84%	1.90%	1.86%	1.76%
Net investment income (loss)	1.34%I	1.05%	.82%	1.21%	.90%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$16,322	$16,362	$18,148	$13,331	$12,400	$12,296
Portfolio turnover rateJ	28%I	25%	22%	29%	36%	102%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.28 per share is comprised of distributions from net investment income of $.274 and distributions from net realized gain of $1.002 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.77	$28.21	$22.97	$21.96	$24.27	$25.68
Income from Investment Operations
Net investment income (loss)A	.11	.16	.08	.16	.09	(.02)
Net realized and unrealized gain (loss)	1.21	(2.76)	5.53	1.59	1.02	(.85)
Total from investment operations	1.32	(2.60)	5.61	1.75	1.11	(.87)
Distributions from net investment income	(.17)	(.10)	(.08)	(.13)	–	–
Distributions from net realized gain	(1.00)	(.74)	(.29)	(.62)	(3.42)	(.55)
Total distributions	(1.17)	(.84)	(.37)	(.75)	(3.42)	(.55)
Redemption fees added to paid in capitalA	–	–B	–B	.01	–B	.01
Net asset value, end of period	$24.92	$24.77	$28.21	$22.97	$21.96	$24.27
Total ReturnC,D,E	5.69%	(9.51)%	24.85%	8.26%	5.37%	(3.43)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.26%H	2.24%	2.33%	2.40%	2.36%	2.23%
Expenses net of fee waivers, if any	2.26%H	2.24%	2.33%	2.40%	2.35%	2.22%
Expenses net of all reductions	2.26%H	2.23%	2.32%	2.39%	2.35%	2.22%
Net investment income (loss)	.89%H	.58%	.33%	.71%	.41%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$27,768	$41,918	$26,005	$12,187	$11,359	$12,576
Portfolio turnover rateI	28%H	25%	22%	29%	36%	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.29	$29.77	$24.23	$23.06	$25.34	$26.67
Income from Investment Operations
Net investment income (loss)A	.25	.48	.37	.40	.34	.25
Net realized and unrealized gain (loss)	1.27	(2.93)	5.79	1.67	1.07	(.90)
Total from investment operations	1.52	(2.45)	6.16	2.07	1.41	(.65)
Distributions from net investment income	(.45)	(.29)	(.34)	(.29)	(.24)	(.09)
Distributions from net realized gain	(1.00)	(.74)	(.29)	(.62)	(3.45)	(.60)
Total distributions	(1.45)	(1.03)	(.63)	(.91)	(3.69)	(.69)
Redemption fees added to paid in capitalA	–	–B	.01	.01	–B	.01
Net asset value, end of period	$26.36	$26.29	$29.77	$24.23	$23.06	$25.34
Total ReturnC,D	6.25%	(8.54)%	26.18%	9.39%	6.53%	(2.48)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.22%G	1.20%	1.25%	1.34%	1.31%	1.21%
Expenses net of fee waivers, if any	1.22%G	1.20%	1.25%	1.34%	1.31%	1.20%
Expenses net of all reductions	1.21%G	1.19%	1.24%	1.33%	1.31%	1.20%
Net investment income (loss)	1.93%G	1.62%	1.41%	1.77%	1.45%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$1,287,912	$1,256,193	$1,418,452	$906,420	$811,534	$842,031
Portfolio turnover rateH	28%G	25%	22%	29%	36%	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.45	$29.97	$24.42	$23.24	$25.34	$26.67
Income from Investment Operations
Net investment income (loss)A	.25	.47	.38	.41	.36	.29
Net realized and unrealized gain (loss)	1.29	(2.95)	5.82	1.69	1.07	(.90)
Total from investment operations	1.54	(2.48)	6.20	2.10	1.43	(.61)
Distributions from net investment income	(.46)	(.30)	(.37)	(.31)	(.08)	(.13)
Distributions from net realized gain	(1.00)	(.74)	(.29)	(.62)	(3.45)	(.60)
Total distributions	(1.46)	(1.04)	(.66)	(.93)	(3.53)	(.73)
Redemption fees added to paid in capitalA	–	–B	.01	.01	–B	.01
Net asset value, end of period	$26.53	$26.45	$29.97	$24.42	$23.24	$25.34
Total ReturnC,D	6.28%	(8.58)%	26.17%	9.43%	6.60%	(2.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.22%G	1.21%	1.28%	1.31%	1.24%	1.08%
Expenses net of fee waivers, if any	1.22%G	1.21%	1.28%	1.31%	1.23%	1.08%
Expenses net of all reductions	1.21%G	1.20%	1.27%	1.31%	1.23%	1.08%
Net investment income (loss)	1.93%G	1.61%	1.39%	1.80%	1.53%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$682,642	$564,988	$237,469	$22,727	$10,070	$8,092
Portfolio turnover rateH	28%G	25%	22%	29%	36%	102%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$26.46	$28.78
Income from Investment Operations
Net investment income (loss)B	.26	.03
Net realized and unrealized gain (loss)	1.29	(2.35)
Total from investment operations	1.55	(2.32)
Distributions from net investment income	(.50)	–
Distributions from net realized gain	(1.00)	–
Total distributions	(1.51)C	–
Net asset value, end of period	$26.50	$26.46
Total ReturnD,E	6.31%	(8.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.15%H
Expenses net of fee waivers, if any	1.08%H	1.15%H
Expenses net of all reductions	1.07%H	1.14%H
Net investment income (loss)	2.07%H	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$80,081	$7,421
Portfolio turnover rateI	28%H	25%H

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.51 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $1.002 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$315,166,590
Gross unrealized depreciation	(243,378,517)
Net unrealized appreciation (depreciation)	$71,788,073
Tax cost	$2,143,091,060

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $358,403,048 and $272,836,840, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .95% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$120,688	$4,700
Class M	.25%	.25%	39,774	392
Class C	.75%	.25%	184,681	52,808
			$345,143	$57,900

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,433
Class M	1,478
Class C(a)	5,563
$20,474

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$102,743.21
Class M	21,956.28
Class C	41,960.23
International Small Cap	1,164,766.19
Class I	541,423.18
Class Z	9,199.05
	$1,882,047

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,453 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,890 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $152,540. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $49,403 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,885.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,549 and a portion of class-level operating expenses as follows:

Amount
Class A	$778
Class M	122
Class C	297
International Small Cap	9,783
Class I	4,713
Class Z	308
$16,001

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$4,227,272	$2,150,704
Class M	800,268	588,707
Class C	1,885,292	853,838
International Small Cap	68,518,204	49,080,231
Class I	29,933,675	8,879,774
Class Z	1,166,225	–
Total	$106,530,936	$61,553,254

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	1,758,198	1,993,812	$42,720,521	$57,935,672
Reinvestment of distributions	171,183	72,621	4,094,693	2,060,979
Shares redeemed	(846,275)	(1,118,217)	(21,102,709)	(32,145,224)
Net increase (decrease)	1,083,106	948,216	$25,712,505	$27,851,427
Class M
Shares sold	52,796	265,293	$1,308,925	$7,711,211
Reinvestment of distributions	33,142	20,707	790,760	585,586
Shares redeemed	(91,170)	(271,709)	(2,248,094)	(7,811,190)
Net increase (decrease)	(5,232)	14,291	$(148,409)	$485,607
Class C
Shares sold	115,413	1,115,556	$2,768,845	$31,833,791
Reinvestment of distributions	81,104	30,679	1,875,122	842,145
Shares redeemed	(774,771)	(375,660)	(18,744,391)	(10,374,137)
Net increase (decrease)	(578,254)	770,575	$(14,100,424)	$22,301,799
International Small Cap
Shares sold	7,684,229	16,219,665	$191,149,288	$484,453,648
Reinvestment of distributions	2,618,248	1,616,727	63,754,337	46,674,910
Shares redeemed	(9,232,470)	(17,690,156)	(232,390,740)	(519,774,089)
Net increase (decrease)	1,070,007	146,236	$22,512,885	$11,354,469
Class I
Shares sold	13,317,123	19,548,705	$337,438,043	$583,254,206
Reinvestment of distributions	1,167,331	286,614	28,611,283	8,326,151
Shares redeemed	(10,108,540)	(6,400,003)	(256,914,526)	(183,131,200)
Net increase (decrease)	4,375,914	13,435,316	$109,134,800	$408,449,157
Class Z
Shares sold	3,152,763	280,979	$81,198,206	$7,304,519
Reinvestment of distributions	39,558	–	967,979	–
Shares redeemed	(451,063)	(476)	(11,753,181)	(12,407)
Net increase (decrease)	2,741,258	280,503	$70,413,004	$7,292,112

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.50%
Actual		$1,000.00	$1,061.10	$7.67
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class M	1.81%
Actual		$1,000.00	$1,059.60	$9.24
Hypothetical-C		$1,000.00	$1,015.82	$9.05
Class C	2.26%
Actual		$1,000.00	$1,056.90	$11.53
Hypothetical-C		$1,000.00	$1,013.59	$11.28
International Small Cap	1.22%
Actual		$1,000.00	$1,062.50	$6.24
Hypothetical-C		$1,000.00	$1,018.74	$6.11
Class I	1.22%
Actual		$1,000.00	$1,062.80	$6.24
Hypothetical-C		$1,000.00	$1,018.74	$6.11
Class Z	1.08%
Actual		$1,000.00	$1,063.10	$5.52
Hypothetical-C		$1,000.00	$1,019.44	$5.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Small Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recentone-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity International Small Cap Fund

2018 Total Return % vs. Lipper International Small-Cap Funds and MSCI ACWI xUS SmCp Net MA:

75% beaten
25% beaten
Benchmark
Class I
Class C
14.00
12.00
10.00
8.00
6.00
13.27
10.70
9.40
8.24
7.78
35.0
30.0
25.0
20.0
34.2
31.3
29.9
26.2
21.5
80.0
70.0
60.0
50.0
40.0
71.8
65.6
62.6
60.6
43.6
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	41%	83%	85%
Class A	39%	81%	80%
Class C	29%	68%	67%
Class I	41%	84%	86%
Class M	35%	77%	76%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity International Small Cap Fund

The Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning April 1, 2014. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to April 1, 2014 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2014 through 2016 shown in the chart below reflect the effect of using the blended index return to calculate the fund's performance adjustment.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Total Expense Ratio.  Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and the retail class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class M, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes that Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the competitive median for the 12-month period ended June 30, 2018. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ISC-SANN-0619
1.800662.115

Fidelity® SAI International SMA Completion Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	27.0%
United Kingdom	9.0%
India	8.0%
United States of America*	6.7%
Canada	6.6%
France	5.7%
Ireland	5.0%
Germany	4.7%
Spain	4.1%
Other	23.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	93.3
Short-Term Investments and Net Other Assets (Liabilities)	6.7

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Keyence Corp. (Japan, Electronic Equipment & Components)	6.0
HDFC Bank Ltd. sponsored ADR (India, Banks)	5.4
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (Canada, Food & Staples Retailing)	5.1
Minebea Mitsumi, Inc. (Japan, Machinery)	4.0
Sika AG (Switzerland, Chemicals)	3.2
Recruit Holdings Co. Ltd. (Japan, Professional Services)	3.1
SR Teleperformance SA (France, Professional Services)	3.0
Capitec Bank Holdings Ltd. (South Africa, Banks)	2.9
Hannover Reuck SE (Germany, Insurance)	2.9
Kingspan Group PLC (Ireland) (Ireland, Building Products)	2.6
38.2

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	28.2
Industrials	21.9
Information Technology	12.1
Consumer Staples	11.0
Consumer Discretionary	8.3
Materials	3.8
Communication Services	3.4
Utilities	1.9
Real Estate	1.8
Health Care	0.9

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
Australia - 1.6%
Magellan Financial Group Ltd.	2,503	$78,714
Bermuda - 2.0%
Hiscox Ltd.	4,711	102,836
Canada - 6.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,338	255,773
Constellation Software, Inc.	87	76,764

TOTAL CANADA		332,537

Denmark - 1.9%
DONG Energy A/S (a)	1,247	95,469
France - 5.7%
Amundi SA (a)	1,344	96,551
Capgemini SA	314	38,071
SR Teleperformance SA	798	153,320

TOTAL FRANCE		287,942

Germany - 4.7%
Hannover Reuck SE	975	146,974
Vonovia SE	1,844	91,974

TOTAL GERMANY		238,948

India - 8.0%
HDFC Bank Ltd. sponsored ADR	2,375	272,294
Infosys Ltd. sponsored ADR	12,094	130,131

TOTAL INDIA		402,425

Indonesia - 4.0%
PT Bank Central Asia Tbk	50,230	101,341
PT Bank Rakyat Indonesia Tbk	329,947	101,184

TOTAL INDONESIA		202,525

Ireland - 5.0%
Kerry Group PLC Class A	1,087	121,674
Kingspan Group PLC (Ireland)	2,526	132,819

TOTAL IRELAND		254,493

Italy - 0.9%
Recordati SpA	1,179	47,592
Japan - 27.0%
Itochu Corp.	5,346	95,983
Keyence Corp.	488	302,798
Minebea Mitsumi, Inc.	11,241	198,795
Misumi Group, Inc.	2,351	60,740
Nabtesco Corp.	1,678	51,065
Nitori Holdings Co. Ltd.	887	105,505
PALTAC Corp.	1,775	97,359
Recruit Holdings Co. Ltd.	5,266	157,373
Suzuki Motor Corp.	1,734	78,843
Tsuruha Holdings, Inc.	1,300	110,517
Welcia Holdings Co. Ltd.	1,699	66,728
Zozo, Inc.	2,036	35,915

TOTAL JAPAN		1,361,621

Luxembourg - 2.0%
B&M European Value Retail SA	19,852	102,124
Norway - 2.5%
Schibsted ASA (A Shares)	4,911	128,874
South Africa - 2.9%
Capitec Bank Holdings Ltd.	1,576	147,265
Spain - 4.1%
CaixaBank SA	29,169	92,976
Prosegur Cash SA (a)	52,419	112,413

TOTAL SPAIN		205,389

Sweden - 2.2%
HEXPOL AB (B Shares)	3,855	30,112
Indutrade AB	2,666	81,512

TOTAL SWEDEN		111,624

Switzerland - 3.2%
Sika AG	1,051	160,907
United Kingdom - 9.0%
Ascential PLC	9,172	42,650
Bunzl PLC	3,402	102,432
Halma PLC	2,656	62,324
St. James's Place Capital PLC	4,851	70,943
Standard Life PLC	28,004	101,847
The Weir Group PLC	3,347	72,429

TOTAL UNITED KINGDOM		452,625

TOTAL COMMON STOCKS
(Cost $4,687,120)		4,713,910

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 2.49% (b)
(Cost $306,473)	306,411	306,473
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $4,993,593)		5,020,383
NET OTHER ASSETS (LIABILITIES) - 0.6%		29,502
NET ASSETS - 100%		$5,049,885

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $304,433 or 6.0% of net assets.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,787
Total	$1,787

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$171,524	$171,524	$--	$--
Consumer Discretionary	419,746	419,746	--	--
Consumer Staples	554,692	554,692	--	--
Financials	1,425,338	1,332,362	92,976	--
Health Care	47,592	47,592	--	--
Industrials	1,106,468	1,024,956	81,512	--
Information Technology	610,088	610,088	--	--
Materials	191,019	160,907	30,112	--
Real Estate	91,974	91,974	--	--
Utilities	95,469	95,469	--	--
Money Market Funds	306,473	306,473	--	--
Total Investments in Securities:	$5,020,383	$4,815,783	$204,600	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,687,120)	$4,713,910
Fidelity Central Funds (cost $306,473)	306,473
Total Investment in Securities (cost $4,993,593)		$5,020,383
Cash		24,846
Foreign currency held at value (cost $717)		717
Dividends receivable		2,150
Distributions receivable from Fidelity Central Funds		1,787
Other receivables		2
Total assets		5,049,885
Net Assets		$5,049,885
Net Assets consist of:
Paid in capital		$5,023,414
Total distributable earnings (loss)		26,471
Net Assets, for 502,325 shares outstanding		$5,049,885
Net Asset Value, offering price and redemption price per share ($5,049,885 ÷ 502,325 shares)		$10.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period April 11, 2019 (commencement of operations) to April 30, 2019 (Unaudited)
Investment Income
Dividends		$5,013
Income from Fidelity Central Funds		1,787
Income before foreign taxes withheld		6,800
Less foreign taxes withheld		(685)
Total income		6,115
Net investment income (loss)		6,115
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Foreign currency transactions	$(6,450)
Total net realized gain (loss)		(6,450)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	26,790
Assets and liabilities in foreign currencies	16
Total change in net unrealized appreciation (depreciation)		26,806
Net gain (loss)		20,356
Net increase (decrease) in net assets resulting from operations		$26,471

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period April 11, 2019 (commencement of operations) to April 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,115
Net realized gain (loss)	(6,450)
Change in net unrealized appreciation (depreciation)	26,806
Net increase (decrease) in net assets resulting from operations	26,471
Share transactions
Proceeds from sales of shares	5,023,946
Cost of shares redeemed	(532)
Net increase (decrease) in net assets resulting from share transactions	5,023,414
Total increase (decrease) in net assets	5,049,885
Net Assets
Beginning of period	–
End of period	$5,049,885
Other Information
Shares
Sold	502,378
Redeemed	(53)
Net increase (decrease)	502,325

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International SMA Completion Fund

Six months ended (Unaudited) April 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	.04
Total from investment operations	.05
Net asset value, end of period	$10.05
Total ReturnC	.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	-%
Expenses net of fee waivers, if any	-%
Expenses net of all reductions	-%
Net investment income (loss)	2.36%F
Supplemental Data
Net assets, end of period (000 omitted)	$5,050
Portfolio turnover rateG	0%

 A For the period April 11, 2019 (commencement of operations) to April 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity SAI International SMA Completion Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$95,413
Gross unrealized depreciation	(68,623)
Net unrealized appreciation (depreciation)	$26,790
Tax cost	$4,993,593

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,687,120 and $0, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 11, 2019 to April 30, 2019). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value April 30, 2019	Expenses Paid During Period
Actual	- %	$1,000.00	$1,005.00	$--B
Hypothetical-C		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 20/365 (to reflect the period April 11, 2019 to April 30, 2019).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI International SMA Completion Fund

On January 23, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMR is indirectly compensated for its services out of revenues received from certain fee-based programs or products offered by Fidelity. The Board noted that FMR or an affiliate pays all operating expenses, with certain limited exceptions, on behalf of the fund. Based on its review, the Board concluded that the fund's management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board concluded that because the fund will pay no advisory fees and FMR or an affiliate will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

ISM-SANN-0619
1.9893099.100

Fidelity® International Capital Appreciation K6 Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
United States of America*	18.2%
France	10.2%
United Kingdom	7.6%
Germany	7.0%
Netherlands	6.3%
Switzerland	5.8%
Canada	5.8%
Cayman Islands	4.9%
Japan	4.5%
Other	29.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	97.1
Short-Term Investments and Net Other Assets (Liabilities)	2.9

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.2
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.1
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.9
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Unilever NV (Certificaten Van Aandelen) (Bearer) (Netherlands, Personal Products)	1.6
SAP SE (Germany, Software)	1.5
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.4
AIA Group Ltd. (Hong Kong, Insurance)	1.4
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	1.4
Diageo PLC (United Kingdom, Beverages)	1.3
16.6

Top Market Sectors as of April 30, 2019

% of fund's net assets
Information Technology	19.9
Industrials	15.6
Financials	14.8
Consumer Staples	12.6
Consumer Discretionary	12.1
Health Care	8.1
Materials	4.3
Real Estate	3.9
Utilities	2.6
Communication Services	2.1

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.1%
CSL Ltd.	33,745	$4,723,690
Bailiwick of Jersey - 0.9%
Experian PLC	134,494	3,914,974
Bermuda - 0.9%
Credicorp Ltd. (United States)	15,700	3,719,330
Brazil - 2.7%
BM&F BOVESPA SA	469,800	4,127,569
Equatorial Energia SA	175,500	3,674,619
Rumo SA (a)	764,100	3,527,125

TOTAL BRAZIL		11,329,313

Canada - 5.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	67,818	3,998,614
Brookfield Asset Management, Inc.	85,300	4,110,607
Canadian National Railway Co.	50,308	4,672,932
Canadian Pacific Railway Ltd.	18,483	4,141,257
Constellation Software, Inc.	4,219	3,722,590
Waste Connection, Inc. (Canada)	41,327	3,835,634

TOTAL CANADA		24,481,634

Cayman Islands - 4.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	43,630	8,096,419
Shenzhou International Group Holdings Ltd.	269,400	3,616,130
Tencent Holdings Ltd.	181,200	8,930,924

TOTAL CAYMAN ISLANDS		20,643,473

China - 0.8%
Kweichow Moutai Co. Ltd. (A Shares)	24,047	3,477,673
Denmark - 1.8%
DONG Energy A/S (b)	48,500	3,713,114
DSV de Sammensluttede Vognmaend A/S	42,800	3,954,449

TOTAL DENMARK		7,667,563

France - 10.2%
Dassault Systemes SA	25,422	4,021,803
Hermes International SCA	5,523	3,885,251
Kering SA	7,281	4,303,677
L'Oreal SA	17,247	4,741,272
LVMH Moet Hennessy - Louis Vuitton SA	14,620	5,740,064
Orpea	30,753	3,749,342
Pernod Ricard SA	23,593	4,110,858
Safran SA	30,827	4,493,378
SR Teleperformance SA	18,630	3,579,383
VINCI SA	44,409	4,485,142

TOTAL FRANCE		43,110,170

Germany - 7.0%
adidas AG	16,462	4,230,052
Deutsche Borse AG	29,300	3,915,135
Linde PLC	19,100	3,436,179
SAP SE	49,500	6,380,958
Symrise AG	37,008	3,557,250
Vonovia SE	79,700	3,975,241
Wirecard AG (c)	27,374	4,104,948

TOTAL GERMANY		29,599,763

Hong Kong - 1.4%
AIA Group Ltd.	564,800	5,783,233
India - 3.6%
HDFC Bank Ltd.	62,257	2,065,419
HDFC Bank Ltd. sponsored ADR	10,810	1,239,367
Housing Development Finance Corp. Ltd.	138,873	3,978,040
Kotak Mahindra Bank Ltd.	172,445	3,433,078
Reliance Industries Ltd.	233,185	4,663,231

TOTAL INDIA		15,379,135

Indonesia - 0.9%
PT Bank Central Asia Tbk	1,960,000	3,954,386
Ireland - 2.6%
Accenture PLC Class A	19,553	3,571,747
Kerry Group PLC Class A	32,900	3,682,684
Kingspan Group PLC (Ireland)	71,500	3,759,513

TOTAL IRELAND		11,013,944

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	28,700	3,956,582
Italy - 1.7%
Amplifon SpA	174,674	3,356,013
Moncler SpA	90,000	3,691,522

TOTAL ITALY		7,047,535

Japan - 4.5%
Hoya Corp.	57,700	4,047,987
Kao Corp.	57,518	4,418,345
Keyence Corp.	7,432	4,611,516
OBIC Co. Ltd.	35,300	4,075,210
Relo Group, Inc. (d)	69,130	1,880,371

TOTAL JAPAN		19,033,429

Netherlands - 6.3%
ASML Holding NV (Netherlands)	25,520	5,310,754
Ferrari NV	26,200	3,548,350
Heineken NV (Bearer)	38,000	4,101,826
Interxion Holding N.V. (a)	50,615	3,502,052
Unilever NV (Certificaten Van Aandelen) (Bearer)	111,000	6,716,009
Wolters Kluwer NV	53,100	3,703,252

TOTAL NETHERLANDS		26,882,243

Philippines - 0.9%
SM Prime Holdings, Inc.	4,706,900	3,769,339
South Africa - 3.1%
Capitec Bank Holdings Ltd.	36,703	3,429,607
FirstRand Ltd.	802,200	3,808,277
Naspers Ltd. Class N	22,901	5,891,295

TOTAL SOUTH AFRICA		13,129,179

Spain - 1.0%
Amadeus IT Holding SA Class A	52,324	4,162,054
Sweden - 2.6%
ASSA ABLOY AB (B Shares)	179,500	3,837,273
Hexagon AB (B Shares)	68,359	3,734,605
Swedish Match Co. AB	73,900	3,603,335

TOTAL SWEDEN		11,175,213

Switzerland - 5.8%
Givaudan SA	1,478	3,827,903
Nestle SA (Reg. S)	96,200	9,261,910
Partners Group Holding AG	4,736	3,567,745
Sika AG	25,681	3,931,730
Temenos Group AG	23,576	3,919,500

TOTAL SWITZERLAND		24,508,788

Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	177,539	7,779,759
United Kingdom - 7.6%
Bunzl PLC	119,001	3,583,044
Compass Group PLC	177,479	4,038,332
Croda International PLC	52,226	3,528,401
Diageo PLC	130,572	5,504,617
InterContinental Hotel Group PLC	56,086	3,633,404
London Stock Exchange Group PLC	59,447	3,897,542
RELX PLC (London Stock Exchange)	191,792	4,399,202
Rentokil Initial PLC	709,790	3,609,708

TOTAL UNITED KINGDOM		32,194,250

United States of America - 15.3%
Adobe, Inc. (a)	12,623	3,651,203
American Tower Corp.	18,900	3,691,170
Becton, Dickinson & Co.	14,800	3,562,952
Boston Scientific Corp. (a)	97,800	3,630,336
Crown Castle International Corp.	28,500	3,584,730
Fiserv, Inc. (a)	39,400	3,437,256
HEICO Corp. Class A	37,815	3,381,795
Intuitive Surgical, Inc. (a)	6,900	3,523,347
Marsh & McLennan Companies, Inc.	36,200	3,413,298
MasterCard, Inc. Class A	14,282	3,631,056
Microsoft Corp.	28,691	3,747,045
Moody's Corp.	18,458	3,629,212
NextEra Energy, Inc.	18,100	3,519,364
Salesforce.com, Inc. (a)	22,300	3,687,305
Stryker Corp.	19,400	3,664,854
Thermo Fisher Scientific, Inc.	13,688	3,797,736
TransDigm Group, Inc. (a)	7,065	3,409,004
Visa, Inc. Class A	21,933	3,606,443

TOTAL UNITED STATES OF AMERICA		64,568,106

TOTAL COMMON STOCKS
(Cost $349,506,055)		407,004,758

Nonconvertible Preferred Stocks - 1.0%
Brazil - 1.0%
Itau Unibanco Holding SA sponsored ADR
(Cost $4,169,907)	503,017	4,351,097

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 2.49% (e)	10,972,806	10,975,001
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	3,647,435	3,647,800
TOTAL MONEY MARKET FUNDS
(Cost $14,622,801)		14,622,801
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $368,298,763)		425,978,656
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,670,784)
NET ASSETS - 100%		$423,307,872

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,713,114 or 0.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,290
Fidelity Securities Lending Cash Central Fund	79,980
Total	$138,270

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$8,930,924	$--	$8,930,924	$--
Consumer Discretionary	50,674,496	35,004,805	15,669,691	--
Consumer Staples	53,617,143	28,531,272	25,085,871	--
Energy	4,663,231	4,663,231	--	--
Financials	62,422,942	46,761,613	15,661,329	--
Health Care	34,056,257	34,056,257	--	--
Industrials	66,287,065	49,556,298	16,730,767	--
Information Technology	84,614,386	74,498,823	10,115,563	--
Materials	18,281,463	18,281,463	--	--
Real Estate	16,900,851	16,900,851	--	--
Utilities	10,907,097	10,907,097	--	--
Money Market Funds	14,622,801	14,622,801	--	--
Total Investments in Securities:	$425,978,656	$333,784,511	$92,194,145	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,446,266) — See accompanying schedule: Unaffiliated issuers (cost $353,675,962)	$411,355,855
Fidelity Central Funds (cost $14,622,801)	14,622,801
Total Investment in Securities (cost $368,298,763)		$425,978,656
Foreign currency held at value (cost $94,308)		94,309
Receivable for investments sold
Regular delivery		323,738
Delayed delivery		382,651
Receivable for fund shares sold		348,437
Dividends receivable		839,143
Distributions receivable from Fidelity Central Funds		17,836
Other receivables		54,631
Total assets		428,039,401
Liabilities
Payable for investments purchased	$509,522
Payable for fund shares redeemed	274,704
Accrued management fee	224,355
Other payables and accrued expenses	75,148
Collateral on securities loaned	3,647,800
Total liabilities		4,731,529
Net Assets		$423,307,872
Net Assets consist of:
Paid in capital		$390,788,144
Total distributable earnings (loss)		32,519,728
Net Assets, for 36,029,516 shares outstanding		$423,307,872
Net Asset Value, offering price and redemption price per share ($423,307,872 ÷ 36,029,516 shares)		$11.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$2,982,388
Income from Fidelity Central Funds		138,270
Income before foreign taxes withheld		3,120,658
Less foreign taxes withheld		(289,833)
Total income		2,830,825
Expenses
Management fee	$1,246,654
Independent trustees' fees and expenses	1,036
Interest	2,046
Commitment fees	537
Total expenses before reductions	1,250,273
Expense reductions	(55,115)
Total expenses after reductions		1,195,158
Net investment income (loss)		1,635,667
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,911,304)
Fidelity Central Funds	(24)
Foreign currency transactions	(11,258)
Total net realized gain (loss)		(11,922,586)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $75,144)	70,192,015
Assets and liabilities in foreign currencies	(3,581)
Total change in net unrealized appreciation (depreciation)		70,188,434
Net gain (loss)		58,265,848
Net increase (decrease) in net assets resulting from operations		$59,901,515

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,635,667	$2,875,932
Net realized gain (loss)	(11,922,586)	(14,641,962)
Change in net unrealized appreciation (depreciation)	70,188,434	(23,009,341)
Net increase (decrease) in net assets resulting from operations	59,901,515	(34,775,371)
Distributions to shareholders	(2,841,028)	(556,479)
Share transactions
Proceeds from sales of shares	57,761,814	284,114,051
Reinvestment of distributions	2,841,028	556,479
Cost of shares redeemed	(55,318,171)	(63,779,612)
Net increase (decrease) in net assets resulting from share transactions	5,284,671	220,890,918
Total increase (decrease) in net assets	62,345,158	185,559,068
Net Assets
Beginning of period	360,962,714	175,403,646
End of period	$423,307,872	$360,962,714
Other Information
Shares
Sold	5,449,359	25,176,612
Issued in reinvestment of distributions	283,819	50,133
Redeemed	(5,189,465)	(5,674,611)
Net increase (decrease)	543,713	19,552,134

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Capital Appreciation K6 Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.17	$11.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.11	.02
Net realized and unrealized gain (loss)	1.61	(.92)	.99
Total from investment operations	1.66	(.81)	1.01
Distributions from net investment income	(.08)	(.02)	–
Distributions from net realized gain	–	(.01)	–
Total distributions	(.08)	(.03)	–
Net asset value, end of period	$11.75	$10.17	$11.01
Total ReturnC,D	16.46%	(7.36)%	10.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%G	.65%	.65%G
Expenses net of fee waivers, if any	.65%G	.65%	.65%G
Expenses net of all reductions	.62%G	.58%	.65%G
Net investment income (loss)	.85%G	.99%	.51%G
Supplemental Data
Net assets, end of period (000 omitted)	$423,308	$360,963	$175,404
Portfolio turnover rateH	168%G,I	158%I	81%I,J

 A For the period May 25, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity International Capital Appreciation K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,270,711
Gross unrealized depreciation	(1,921,049)
Net unrealized appreciation (depreciation)	$56,349,662
Tax cost	$369,628,994

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(12,971,090)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $319,196,915 and $327,011,306, respectively.

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $3,486,102 in exchange for 334,880 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Exchanges In-Kind. During the prior period, investments and cash received in-kind through subscriptions totaled $29,374,572 in exchange for 2,605,896 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .65% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,749 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$4,012,143	2.62%	$2,046

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $537 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $79,980, including $27,501 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $54,956 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $159.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	.65%	$1,000.00	$1,164.60	$3.49
Hypothetical-C		$1,000.00	$1,021.57	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Capital Appreciation K6 Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity International Capital Appreciation K6 Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity International Capital Appreciation K6 Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

IVFK6-SANN-0619
1.9883990.101

Fidelity® Series Canada Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Canada	98.1%
United States of America*	1.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	98.1
Short-Term Investments and Net Other Assets (Liabilities)	1.9

Top Ten Stocks as of April 30, 2019

% of fund's net assets
The Toronto-Dominion Bank (Banks)	10.0
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.4
Canadian Pacific Railway Ltd. (Road & Rail)	5.1
Bank of Nova Scotia (Banks)	5.1
Royal Bank of Canada (Banks)	5.0
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	4.7
Sun Life Financial, Inc. (Insurance)	4.5
Bank of Montreal (Banks)	4.4
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (Food & Staples Retailing)	4.3
Canadian National Railway Co. (Road & Rail)	4.1
52.6

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	35.3
Energy	18.5
Industrials	12.4
Materials	9.7
Consumer Staples	7.1
Information Technology	5.6
Communication Services	5.3
Consumer Discretionary	3.7
Real Estate	0.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2019, the Fund did not have more than 25% of its total assets invested in any one industry.

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 2.5%
TELUS Corp.	1,060,700	$39,056,752
Media - 0.9%
Cogeco Communications, Inc.	217,400	14,437,619
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. Class B (non-vtg.)	595,300	29,971,624

TOTAL COMMUNICATION SERVICES		83,465,995

CONSUMER DISCRETIONARY - 3.7%
Hotels, Restaurants & Leisure - 0.4%
Recipe Unlimited Corp.	284,100	5,725,685
Leisure Products - 1.2%
BRP, Inc.	283,000	8,796,089
Spin Master Corp. (a)(b)	314,000	10,436,978
		19,233,067
Multiline Retail - 2.1%
Dollarama, Inc.	1,110,200	33,346,606

TOTAL CONSUMER DISCRETIONARY		58,305,358

CONSUMER STAPLES - 7.1%
Food & Staples Retailing - 7.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,150,100	67,811,002
George Weston Ltd.	469,700	35,070,606
North West Co., Inc.	457,400	9,662,178
		112,543,786
ENERGY - 18.5%
Energy Equipment & Services - 0.4%
Canadian Energy Services & Technology Corp.	3,085,600	6,011,358
Computer Modelling Group Ltd.	2,700	11,891
		6,023,249
Oil, Gas & Consumable Fuels - 18.1%
Canadian Natural Resources Ltd.	2,484,400	74,585,779
Cenovus Energy, Inc. (Canada)	2,093,000	20,747,212
Enbridge, Inc.	1,311,600	48,451,955
Peyto Exploration & Development Corp. (c)	760,300	3,433,466
Pinnacle Renewable Energy, Inc.	674,053	6,123,181
PrairieSky Royalty Ltd. (c)	3,321,900	47,880,786
Suncor Energy, Inc.	2,605,000	85,906,472
		287,128,851

TOTAL ENERGY		293,152,100

FINANCIALS - 35.3%
Banks - 24.5%
Bank of Montreal	886,800	70,046,410
Bank of Nova Scotia	1,458,000	80,295,021
Royal Bank of Canada	1,004,700	80,071,523
The Toronto-Dominion Bank	2,774,000	158,236,231
		388,649,185
Capital Markets - 1.0%
IGM Financial, Inc.	552,000	15,245,204
Insurance - 9.8%
Intact Financial Corp.	541,500	44,303,811
Power Corp. of Canada (sub. vtg.)	1,774,000	40,705,203
Sun Life Financial, Inc.	1,713,400	71,185,970
		156,194,984

TOTAL FINANCIALS		560,089,373

INDUSTRIALS - 12.4%
Aerospace & Defense - 0.8%
CAE, Inc.	581,800	13,532,050
Professional Services - 2.4%
Thomson Reuters Corp.	607,700	37,554,291
Road & Rail - 9.2%
Canadian National Railway Co.	694,800	64,537,517
Canadian Pacific Railway Ltd.	364,000	81,556,975
		146,094,492

TOTAL INDUSTRIALS		197,180,833

INFORMATION TECHNOLOGY - 5.6%
IT Services - 2.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	454,900	32,743,157
Software - 3.5%
Constellation Software, Inc.	34,000	29,999,537
Open Text Corp.	675,500	25,967,194
		55,966,731

TOTAL INFORMATION TECHNOLOGY		88,709,888

MATERIALS - 9.7%
Chemicals - 3.8%
Nutrien Ltd.	1,118,178	60,645,528
Containers & Packaging - 1.4%
CCL Industries, Inc. Class B	506,600	21,610,950
Metals & Mining - 4.1%
Franco-Nevada Corp.	443,400	31,769,774
Lundin Mining Corp.	2,288,500	12,282,089
OceanaGold Corp.	389,200	1,092,328
Wheaton Precious Metals Corp.	915,000	19,793,013
		64,937,204
Paper & Forest Products - 0.4%
Western Forest Products, Inc.	5,162,900	7,245,094

TOTAL MATERIALS		154,438,776

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Allied Properties (REIT)	244,900	8,670,305
TOTAL COMMON STOCKS
(Cost $1,496,987,516)		1,556,556,414

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 2.49% (d)	27,198,171	27,203,611
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	44,325,689	44,330,122
TOTAL MONEY MARKET FUNDS
(Cost $71,532,874)		71,533,733
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,568,520,390)		1,628,090,147
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(41,399,614)
NET ASSETS - 100%		$1,586,690,533

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,436,978 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$195,905
Fidelity Securities Lending Cash Central Fund	229,712
Total	$425,617

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,931,116) — See accompanying schedule: Unaffiliated issuers (cost $1,496,987,516)	$1,556,556,414
Fidelity Central Funds (cost $71,532,874)	71,533,733
Total Investment in Securities (cost $1,568,520,390)		$1,628,090,147
Foreign currency held at value (cost $602,450)		602,658
Receivable for fund shares sold		221,102
Dividends receivable		3,107,705
Distributions receivable from Fidelity Central Funds		63,984
Total assets		1,632,085,596
Liabilities
Payable for investments purchased	$12,497
Payable for fund shares redeemed	1,052,986
Other payables and accrued expenses	5,133
Collateral on securities loaned	44,324,447
Total liabilities		45,395,063
Net Assets		$1,586,690,533
Net Assets consist of:
Paid in capital		$1,520,221,624
Total distributable earnings (loss)		66,468,909
Net Assets, for 147,998,760 shares outstanding		$1,586,690,533
Net Asset Value, offering price and redemption price per share ($1,586,690,533 ÷ 147,998,760 shares)		$10.72

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$22,008,873
Income from Fidelity Central Funds		425,617
Income before foreign taxes withheld		22,434,490
Less foreign taxes withheld		(3,488,861)
Total income		18,945,629
Expenses
Custodian fees and expenses	$8,071
Independent trustees' fees and expenses	4,005
Commitment fees	2,069
Total expenses before reductions	14,145
Expense reductions	(16)
Total expenses after reductions		14,129
Net investment income (loss)		18,931,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,232,613
Fidelity Central Funds	6,000
Foreign currency transactions	3,634
Total net realized gain (loss)		2,242,247
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	120,131,779
Fidelity Central Funds	859
Assets and liabilities in foreign currencies	12,402
Total change in net unrealized appreciation (depreciation)		120,145,040
Net gain (loss)		122,387,287
Net increase (decrease) in net assets resulting from operations		$141,318,787

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,931,500	$36,082,028
Net realized gain (loss)	2,242,247	(5,450,709)
Change in net unrealized appreciation (depreciation)	120,145,040	(102,733,008)
Net increase (decrease) in net assets resulting from operations	141,318,787	(72,101,689)
Distributions to shareholders	(33,015,477)	(16,111,554)
Share transactions
Proceeds from sales of shares	150,554,784	164,696,337
Reinvestment of distributions	33,015,477	16,111,554
Cost of shares redeemed	(90,681,673)	(184,063,223)
Net increase (decrease) in net assets resulting from share transactions	92,888,588	(3,255,332)
Total increase (decrease) in net assets	201,191,898	(91,468,575)
Net Assets
Beginning of period	1,385,498,635	1,476,967,210
End of period	$1,586,690,533	$1,385,498,635
Other Information
Shares
Sold	14,882,322	15,644,674
Issued in reinvestment of distributions	3,482,645	1,522,831
Redeemed	(9,050,710)	(17,094,786)
Net increase (decrease)	9,314,257	72,719

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Canada Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.26	.06
Net realized and unrealized gain (loss)	.83	(.81)	.60
Total from investment operations	.96	(.55)	.66
Distributions from net investment income	(.23)	(.10)	–
Distributions from net realized gain	–	(.02)	–
Total distributions	(.23)	(.12)	–
Net asset value, end of period	$10.72	$9.99	$10.66
Total ReturnC,D	9.88%	(5.26)%	6.60%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	2.58%H	2.42%	2.62%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,586,691	$1,385,499	$1,476,967
Portfolio turnover rateI	8%H	36%	3%J

 A For the period August 15, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Series Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$134,042,554
Gross unrealized depreciation	(75,519,058)
Net unrealized appreciation (depreciation)	$58,523,496
Tax cost	$1,569,566,651

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration

Short-term	$(5,488,153)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $139,201,678 and $61,000,111, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,069 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $229,712. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	- %-C	$1,000.00	$1,098.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Canada Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with certain exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through December 31, 2020.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SAD-SANN-0619
1.9883883.101

Fidelity® Total International Equity Fund Semi-Annual Report April 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	13.8%
United States of America*	9.3%
United Kingdom	8.6%
France	6.7%
Canada	6.4%
Germany	5.8%
Cayman Islands	4.8%
Switzerland	4.6%
India	3.8%
Other	36.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	98.9
Short-Term Investments and Net Other Assets (Liabilities)	1.1

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.9
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.7
Nestle SA (Reg. S) (Switzerland, Food Products)	1.6
SAP SE (Germany, Software)	1.5
AIA Group Ltd. (Hong Kong, Insurance)	1.3
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.3
Keyence Corp. (Japan, Electronic Equipment & Components)	1.2
MasterCard, Inc. Class A (United States of America, IT Services)	1.2
14.8

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	23.3
Information Technology	16.0
Industrials	14.5
Consumer Discretionary	9.7
Materials	8.6
Health Care	6.9
Consumer Staples	6.7
Energy	5.9
Communication Services	4.7
Real Estate	1.8

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 2.1%
Beacon Lighting Group Ltd.	15,420	$11,278
Commonwealth Bank of Australia	10,876	571,348
CSL Ltd.	7,394	1,035,026
Imdex Ltd.	15,311	11,225
Insurance Australia Group Ltd.	40,438	224,633
Macquarie Group Ltd.	2,988	283,731

TOTAL AUSTRALIA		2,137,241

Austria - 0.6%
Andritz AG	7,272	346,642
Erste Group Bank AG	6,300	252,259

TOTAL AUSTRIA		598,901

Bailiwick of Jersey - 0.9%
Experian PLC	11,500	334,753
Glencore Xstrata PLC	107,000	424,529
Integrated Diagnostics Holdings PLC (a)	7,500	36,375
WPP PLC	8,300	103,566

TOTAL BAILIWICK OF JERSEY		899,223

Belgium - 0.7%
Barco NV	310	55,075
KBC Ancora	1,311	66,757
KBC Groep NV	7,512	556,249

TOTAL BELGIUM		678,081

Bermuda - 0.3%
Credicorp Ltd. (United States)	1,212	287,123
Brazil - 2.6%
Atacadao Distribuicao Comercio e Industria Ltda	27,700	149,764
BM&F BOVESPA SA	51,500	452,469
Equatorial Energia SA	12,300	257,537
Itau Unibanco Holding SA	4,050	30,315
Localiza Rent A Car SA	20,500	189,258
Lojas Renner SA	26,900	321,612
Natura Cosmeticos SA	12,800	170,532
Notre Dame Intermedica Participacoes SA	14,800	132,559
Rumo SA (b)	44,300	204,491
Suzano Papel e Celulose SA	21,400	222,290
Vale SA sponsored ADR	36,183	462,419

TOTAL BRAZIL		2,593,246

Canada - 6.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	13,749	810,654
Canadian National Railway Co.	10,236	950,786
Canadian Pacific Railway Ltd.	3,216	720,569
CCL Industries, Inc. Class B	9,976	425,564
Constellation Software, Inc.	872	769,400
Franco-Nevada Corp.	6,234	446,668
McCoy Global, Inc. (b)	7,000	4,180
New Look Vision Group, Inc.	1,300	29,946
Nutrien Ltd.	13,986	758,545
Pason Systems, Inc.	15,045	224,041
PrairieSky Royalty Ltd.	13,458	193,979
ShawCor Ltd. Class A	800	11,871
Suncor Energy, Inc.	12,294	405,426
The Toronto-Dominion Bank	12,000	684,511

TOTAL CANADA		6,436,140

Cayman Islands - 4.8%
Airtac International Group	17,000	226,652
Alibaba Group Holding Ltd. sponsored ADR (b)	10,519	1,952,004
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	3,692	352,438
Shenzhou International Group Holdings Ltd.	24,400	327,519
TAL Education Group ADR (b)	5,125	197,159
Tencent Holdings Ltd.	35,700	1,759,570

TOTAL CAYMAN ISLANDS		4,815,342

Chile - 0.4%
Banco Santander Chile sponsored ADR	8,800	246,400
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	3,515	125,275

TOTAL CHILE		371,675

China - 3.2%
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	20,700	274,406
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	56,400	259,603
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (A Shares)	15,600	272,535
Kweichow Moutai Co. Ltd. (A Shares)	2,394	346,220
Midea Group Co. Ltd. (A Shares)	37,500	291,764
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	70,000	847,327
Shanghai International Airport Co. Ltd. (A Shares)	28,700	300,982
Shenzhen Inovance Technology Co. Ltd. (A Shares)	67,200	251,143
Wuliangye Yibin Co. Ltd. (A Shares)	20,600	313,088
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	10,600	25,025

TOTAL CHINA		3,182,093

Denmark - 0.4%
A.P. Moller - Maersk A/S Series B	147	189,497
Jyske Bank A/S (Reg.)	3,054	123,008
Netcompany Group A/S (a)	700	24,966
SimCorp A/S	520	50,974
Spar Nord Bank A/S	4,231	36,359

TOTAL DENMARK		424,804

Finland - 0.6%
Nokia Corp.	47,600	250,119
Sampo Oyj (A Shares)	6,353	290,892
Tikkurila Oyj	4,880	81,663

TOTAL FINLAND		622,674

France - 6.7%
Atos Origin SA	1,397	143,808
AXA SA (c)	20,406	544,157
Bouygues SA	4,079	153,446
Capgemini SA	2,102	254,857
Dassault Systemes SA	1,700	268,943
Edenred SA	6,100	287,422
Elis SA	7,051	125,744
Hermes International SCA	372	261,690
Kering SA	458	270,716
Laurent-Perrier Group SA	259	27,423
Legrand SA	3,700	271,903
LVMH Moet Hennessy - Louis Vuitton SA	730	286,611
Natixis SA	38,800	228,383
Pernod Ricard SA	1,300	226,513
Safran SA	3,900	568,468
Sanofi SA	6,428	560,839
Societe Generale Series A	6,500	206,125
SR Teleperformance SA	1,100	211,343
Total SA (c)	16,315	906,963
Vetoquinol SA	600	37,686
VINCI SA	5,600	565,579
Vivendi SA	9,552	277,255

TOTAL FRANCE		6,685,874

Germany - 5.5%
Bayer AG	6,375	424,293
Brenntag AG	2,200	118,589
CompuGroup Medical AG	2,146	142,010
Continental AG	1,600	264,446
CTS Eventim AG	1,062	54,364
Deutsche Borse AG	2,100	280,607
Hannover Reuck SE	2,200	331,635
HeidelbergCement Finance AG	3,200	258,417
Linde PLC	5,252	944,859
MTU Aero Engines Holdings AG	1,600	376,319
Nexus AG	1,420	40,613
Rheinmetall AG	900	103,266
SAP SE	11,433	1,473,808
Vonovia SE	12,370	616,985
WashTec AG	450	35,381

TOTAL GERMANY		5,465,592

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	900	22,955
Hong Kong - 1.3%
AIA Group Ltd.	131,800	1,349,558
India - 3.8%
Asian Paints Ltd.	13,246	278,273
Axis Bank Ltd. (b)	32,300	355,640
Embassy Office Parks (REIT) (b)	4,800	22,083
Godrej Consumer Products Ltd.	27,487	257,240
HDFC Bank Ltd.	8,257	273,932
Housing Development Finance Corp. Ltd.	29,994	859,183
Infosys Ltd. sponsored ADR	39,311	422,986
Jyothy Laboratories Ltd.	5,588	14,410
Kotak Mahindra Bank Ltd.	13,886	276,446
Reliance Industries Ltd.	28,201	563,963
Tata Consultancy Services Ltd.	13,400	434,889

TOTAL INDIA		3,759,045

Indonesia - 0.8%
PT Bank Central Asia Tbk	167,145	337,222
PT Bank Rakyat Indonesia Tbk	1,498,500	459,540

TOTAL INDONESIA		796,762

Ireland - 1.3%
Accenture PLC Class A	1,434	261,949
CRH PLC	8,718	293,280
CRH PLC sponsored ADR	15,629	525,916
FBD Holdings PLC	1,972	19,950
James Hardie Industries PLC CDI	13,084	177,830

TOTAL IRELAND		1,278,925

Israel - 0.3%
Azrieli Group	232	13,206
Elbit Systems Ltd. (Israel)	1,100	153,109
Ituran Location & Control Ltd.	2,261	83,137
Strauss Group Ltd.	2,559	65,242

TOTAL ISRAEL		314,694

Italy - 1.5%
Assicurazioni Generali SpA	12,200	236,725
Enel SpA	80,000	506,573
Interpump Group SpA	7,991	300,071
Intesa Sanpaolo SpA	107,600	281,914
Mediobanca SpA	16,534	175,246

TOTAL ITALY		1,500,529

Japan - 13.8%
Ai Holdings Corp.	1,100	17,873
Aoki Super Co. Ltd.	1,000	23,161
Artnature, Inc.	2,600	14,634
Aucnet, Inc.	1,200	13,595
Azbil Corp.	13,800	330,397
Broadleaf Co. Ltd.	6,200	31,781
Central Automotive Products Ltd.	2,400	36,670
Coca-Cola West Co. Ltd.	800	19,656
Daiichikosho Co. Ltd. (d)	1,300	63,486
Daikokutenbussan Co. Ltd.	700	23,973
DENSO Corp.	12,000	522,788
East Japan Railway Co.	3,800	356,991
Fanuc Corp.	1,800	338,176
Funai Soken Holdings, Inc.	1,150	29,660
GCA Savvian Group Corp.	2,200	16,175
Goldcrest Co. Ltd.	2,960	38,822
Hitachi High-Technologies Corp.	2,900	128,866
Honda Motor Co. Ltd.	15,300	426,915
Hoya Corp.	13,600	954,118
Idemitsu Kosan Co. Ltd.	4,200	135,922
INPEX Corp.	13,500	131,007
Itochu Corp.	20,200	362,673
Japan Tobacco, Inc. (e)	9,720	224,606
Kao Corp.	3,000	230,450
Keyence Corp.	1,942	1,205,001
Kobayashi Pharmaceutical Co. Ltd.	500	39,768
Komatsu Ltd.	10,400	268,636
Koshidaka Holdings Co. Ltd.	5,000	69,572
Kusuri No Aoki Holdings Co. Ltd.	600	42,120
Lasertec Corp.	2,100	94,825
Makita Corp.	4,200	152,700
Medikit Co. Ltd.	600	30,648
Minebea Mitsumi, Inc.	14,900	263,504
Miroku Jyoho Service Co., Ltd.	700	18,776
Misumi Group, Inc.	15,800	408,209
Mitsubishi UFJ Financial Group, Inc.	91,500	453,980
Mitsuboshi Belting Ltd.	1,500	28,359
Mitsui Fudosan Co. Ltd.	11,800	271,921
Nabtesco Corp.	8,100	246,501
Nagaileben Co. Ltd.	2,900	65,058
ND Software Co. Ltd.	1,300	19,758
Nihon Parkerizing Co. Ltd.	7,500	97,424
Nintendo Co. Ltd.	300	103,325
NS Tool Co. Ltd.	1,100	25,072
OBIC Co. Ltd. (e)	3,800	438,691
Oracle Corp. Japan	2,300	157,126
ORIX Corp.	21,500	303,310
OSG Corp.	12,000	240,119
Paramount Bed Holdings Co. Ltd.	1,600	74,976
ProNexus, Inc. (e)	1,700	20,190
Recruit Holdings Co. Ltd.	5,900	176,319
San-Ai Oil Co. Ltd.	5,000	42,102
Shin-Etsu Chemical Co. Ltd.	3,100	293,646
Shinsei Bank Ltd.	11,500	159,190
SHO-BOND Holdings Co. Ltd.	5,240	359,384
Shoei Co. Ltd.	2,000	86,988
SK Kaken Co. Ltd.	20	8,205
SoftBank Corp.	1,500	159,047
Software Service, Inc.	500	44,392
Sony Corp.	2,300	115,847
Sony Financial Holdings, Inc.	12,300	250,317
Subaru Corp.	6,400	156,301
Sumitomo Mitsui Financial Group, Inc.	11,500	417,982
Suzuki Motor Corp. (e)	2,200	100,031
T&D Holdings, Inc.	12,600	135,337
Takeda Pharmaceutical Co. Ltd.	9,761	360,198
Techno Medica Co. Ltd.	500	9,462
The Monogatari Corp.	280	22,371
TKC Corp.	700	27,304
Tocalo Co. Ltd.	2,500	20,445
Tokio Marine Holdings, Inc.	8,200	412,374
Tokyo Electron Ltd.	700	110,880
USS Co. Ltd.	31,400	599,276
Welcia Holdings Co. Ltd.	600	23,565
Workman Co. Ltd.	1,000	48,297
Yamada Consulting Group Co. Ltd.	1,100	23,828
Yamato Kogyo Co. Ltd.	700	19,323

TOTAL JAPAN		13,794,375

Kenya - 0.1%
Safaricom Ltd.	444,800	123,788
Korea (South) - 1.2%
BGF Retail Co. Ltd.	735	137,969
Db Insurance Co. Ltd. (b)	2,460	144,555
Leeno Industrial, Inc.	264	12,973
LG Household & Health Care Ltd.	131	160,035
Samsung Electronics Co. Ltd.	17,167	676,203
Shinhan Financial Group Co. Ltd.	1,830	69,411

TOTAL KOREA (SOUTH)		1,201,146

Mexico - 0.0%
Consorcio ARA S.A.B. de CV	39,855	10,680
Netherlands - 2.9%
Aalberts Industries NV	2,000	78,512
AerCap Holdings NV (b)	3,600	178,704
ASML Holding NV (Netherlands)	6,100	1,269,420
ING Groep NV (Certificaten Van Aandelen)	27,076	345,491
Koninklijke Philips Electronics NV	5,215	223,952
Takeaway.com Holding BV (a)(b)	500	43,013
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,100	248,069
Wolters Kluwer NV	3,300	230,146
Yandex NV Series A (b)	7,697	288,099

TOTAL NETHERLANDS		2,905,406

New Zealand - 0.1%
Auckland International Airport Ltd.	27,637	147,116
Norway - 0.7%
Adevinta ASA Class B	8,633	84,935
Equinor ASA	16,285	363,265
Kongsberg Gruppen ASA	4,200	60,852
Schibsted ASA (B Shares)	5,833	139,547
Skandiabanken ASA (a)	3,000	29,522

TOTAL NORWAY		678,121

Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	9,400	152,374
Philippines - 0.6%
Ayala Land, Inc.	236,800	223,944
Jollibee Food Corp.	5,250	30,895
SM Prime Holdings, Inc.	370,200	296,460

TOTAL PHILIPPINES		551,299

Portugal - 0.2%
Galp Energia SGPS SA Class B	11,492	192,955
Russia - 1.5%
Alrosa Co. Ltd.	181,600	264,664
Lukoil PJSC sponsored ADR	5,200	440,856
NOVATEK OAO GDR (Reg. S)	1,900	366,130
Sberbank of Russia	128,790	451,197

TOTAL RUSSIA		1,522,847

Singapore - 0.2%
United Overseas Bank Ltd.	11,200	229,171
South Africa - 2.5%
Capitec Bank Holdings Ltd.	2,824	263,881
Clicks Group Ltd.	17,599	240,714
FirstRand Ltd.	72,340	343,419
Mondi Ltd.	10,914	240,551
Mr Price Group Ltd.	5,200	78,747
Naspers Ltd. Class N	5,095	1,310,691

TOTAL SOUTH AFRICA		2,478,003

Spain - 2.5%
Amadeus IT Holding SA Class A	12,000	954,526
Banco Santander SA (Spain)	127,130	643,290
CaixaBank SA	46,306	147,600
Cellnex Telecom SA (a)	3,800	116,866
Grifols SA ADR	5,700	109,098
Masmovil Ibercom SA (b)	5,405	118,456
Merlin Properties Socimi SA	8,200	111,745
Prosegur Compania de Seguridad SA (Reg.)	43,976	228,762
Unicaja Banco SA (a)	60,300	69,256

TOTAL SPAIN		2,499,599

Sweden - 2.9%
Addlife AB	1,814	48,665
AddTech AB (B Shares)	3,000	72,969
Alfa Laval AB	7,600	176,409
ASSA ABLOY AB (B Shares)	32,000	684,082
Atlas Copco AB (A Shares)	14,000	437,000
Epiroc AB Class A	18,900	195,381
Fagerhult AB	10,485	89,557
Hexagon AB (B Shares)	3,300	180,286
Investor AB (B Shares)	7,955	379,388
Lagercrantz Group AB (B Shares)	4,300	52,380
Loomis AB (B Shares)	4,200	155,389
Saab AB (B Shares)	1,500	49,380
Swedbank AB (A Shares)	7,600	124,178
Telefonaktiebolaget LM Ericsson (B Shares)	27,900	275,992

TOTAL SWEDEN		2,921,056

Switzerland - 4.6%
Credit Suisse Group AG	12,093	160,824
Nestle SA (Reg. S)	16,966	1,633,447
Roche Holding AG (participation certificate)	3,874	1,022,207
Schindler Holding AG:
(participation certificate)	1,499	323,353
(Reg.)	180	38,228
Sika AG	1,334	204,234
Swiss Life Holding AG	610	286,816
Tecan Group AG	240	54,079
UBS Group AG	28,689	385,580
Zurich Insurance Group Ltd.	1,522	485,301

TOTAL SWITZERLAND		4,594,069

Taiwan - 2.1%
Addcn Technology Co. Ltd.	3,772	33,201
E.SUN Financial Holdings Co. Ltd.	365,000	299,422
Sporton International, Inc.	12,000	71,063
Taiwan Semiconductor Manufacturing Co. Ltd.	207,035	1,738,216

TOTAL TAIWAN		2,141,902

Thailand - 0.1%
Siam Cement PCL (For. Reg.)	10,000	144,748
Turkey - 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	7,000	144,648
United Arab Emirates - 0.3%
National Bank of Abu Dhabi PJSC (b)	72,800	317,112
United Kingdom - 8.6%
Alliance Pharma PLC	30,514	31,275
Ascential PLC	9,062	42,139
AstraZeneca PLC (United Kingdom)	4,889	364,230
Aviva PLC	55,613	312,330
Avon Rubber PLC	1,800	34,598
BAE Systems PLC	18,300	117,619
BHP Billiton PLC	35,465	837,136
BP PLC	110,847	806,047
British American Tobacco PLC (United Kingdom)	7,137	279,406
Bunzl PLC	6,411	193,031
Cineworld Group PLC	5,600	23,222
Dechra Pharmaceuticals PLC	2,600	90,185
DP Poland PLC (b)	52,800	6,300
Elementis PLC	54,935	116,407
Great Portland Estates PLC	5,606	55,163
Hilton Food Group PLC	2,654	35,162
Howden Joinery Group PLC	3,400	22,523
Imperial Tobacco Group PLC	7,247	230,204
Informa PLC	39,515	401,400
InterContinental Hotel Group PLC ADR	8,925	590,032
ITE Group PLC	30,100	28,417
ITV PLC	62,688	111,705
Lloyds Banking Group PLC	612,100	500,597
Micro Focus International PLC	7,182	181,481
Network International Holdings PLC (a)	3,700	25,137
NMC Health PLC	7,162	263,554
Prudential PLC	22,640	514,412
Rightmove PLC	28,800	203,023
Royal Dutch Shell PLC Class B sponsored ADR	7,600	493,164
RSA Insurance Group PLC	27,800	196,482
Shaftesbury PLC	12,937	144,996
Spectris PLC	9,970	357,264
Spirax-Sarco Engineering PLC	1,899	204,294
Standard Chartered PLC (United Kingdom)	35,938	328,042
Standard Life PLC	70,368	255,918
The Weir Group PLC	6,804	147,238
Topps Tiles PLC	16,600	16,321
Ultra Electronics Holdings PLC	1,301	27,008

TOTAL UNITED KINGDOM		8,587,462

United States of America - 8.2%
Adobe, Inc. (b)	944	273,052
Alphabet, Inc. Class A (b)	409	490,375
Autoliv, Inc.	3,074	241,278
Berkshire Hathaway, Inc. Class B (b)	1,716	371,874
Black Knight, Inc. (b)	3,500	197,470
ConocoPhillips Co.	2,700	170,424
Marsh & McLennan Companies, Inc.	3,700	348,873
Martin Marietta Materials, Inc.	1,730	383,887
MasterCard, Inc. Class A	4,585	1,165,690
MercadoLibre, Inc. (b)	369	178,648
Microsoft Corp.	2,123	277,264
Mohawk Industries, Inc. (b)	885	120,581
Moody's Corp.	3,087	606,966
Morningstar, Inc.	200	28,690
MSCI, Inc.	1,900	428,222
PayPal Holdings, Inc. (b)	1,600	180,432
PriceSmart, Inc.	1,725	103,172
ResMed, Inc.	3,460	361,605
S&P Global, Inc.	1,600	353,056
Sherwin-Williams Co.	900	409,347
Thermo Fisher Scientific, Inc.	900	249,705
TransDigm Group, Inc. (b)	556	268,281
Visa, Inc. Class A	6,331	1,041,006

TOTAL UNITED STATES OF AMERICA		8,249,898

TOTAL COMMON STOCKS
(Cost $82,692,614)		97,808,252

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.9%
Itau Unibanco Holding SA	64,155	553,509
Petroleo Brasileiro SA - Petrobras sponsored ADR	19,224	292,782

TOTAL BRAZIL		846,291

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	3,976	276,402
Sartorius AG (non-vtg.)	280	51,253

TOTAL GERMANY		327,655

Spain - 0.1%
Grifols SA Class B	4,300	82,781
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,183,354)		1,256,727

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 2.49% (f)	724,915	725,060
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	481,444	481,492
TOTAL MONEY MARKET FUNDS
(Cost $1,206,533)		1,206,552
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $85,082,501)		100,271,531
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(55,632)
NET ASSETS - 100%		$100,215,899

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $345,135 or 0.3% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,348
Fidelity Securities Lending Cash Central Fund	6,322
Total	$17,670

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
SK Kaken Co. Ltd.	$8,481	$--	$--	$53	$--	$(276)	$--
Total	$8,481	$--	$--	$53	$--	$(276)	$--

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,640,851	$2,238,088	$2,402,763	$--
Consumer Discretionary	9,669,422	7,252,956	2,416,466	--
Consumer Staples	6,897,741	4,512,213	2,385,528	--
Energy	5,912,680	4,199,670	1,713,010	--
Financials	23,317,831	15,365,929	7,951,902	--
Health Care	6,920,600	4,257,728	2,662,872	--
Industrials	14,562,699	10,319,804	4,242,895	--
Information Technology	15,975,021	12,004,220	3,970,801	--
Materials	8,608,699	6,760,108	1,848,591	--
Real Estate	1,795,325	1,795,325	--	--
Utilities	764,110	257,537	506,573	--
Money Market Funds	1,206,552	1,206,552	--	--
Total Investments in Securities:	$100,271,531	$70,170,130	$30,101,401	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $461,050) — See accompanying schedule: Unaffiliated issuers (cost $83,875,968)	$99,064,979
Fidelity Central Funds (cost $1,206,533)	1,206,552
Total Investment in Securities (cost $85,082,501)		$100,271,531
Cash		34,430
Foreign currency held at value (cost $54,494)		54,386
Receivable for investments sold
Regular delivery		31,748
Delayed delivery		55,102
Receivable for fund shares sold		21,583
Dividends receivable		909,733
Distributions receivable from Fidelity Central Funds		6,004
Prepaid expenses		56
Receivable from investment adviser for expense reductions		14,796
Other receivables		28,187
Total assets		101,427,556
Liabilities
Payable for investments purchased
Regular delivery	$246,471
Delayed delivery	4,922
Payable for fund shares redeemed	287,779
Accrued management fee	62,044
Distribution and service plan fees payable	8,760
Other affiliated payables	19,673
Other payables and accrued expenses	100,516
Collateral on securities loaned	481,492
Total liabilities		1,211,657
Net Assets		$100,215,899
Net Assets consist of:
Paid in capital		$91,686,362
Total distributable earnings (loss)		8,529,537
Net Assets		$100,215,899
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($7,809,498 ÷ 858,328 shares)		$9.10
Maximum offering price per share (100/94.25 of $9.10)		$9.66
Class M:
Net Asset Value and redemption price per share ($12,494,261 ÷ 1,365,429 shares)		$9.15
Maximum offering price per share (100/96.50 of $9.15)		$9.48
Class C:
Net Asset Value and offering price per share ($2,317,488 ÷ 254,812 shares)(a)		$9.09
Total International Equity:
Net Asset Value, offering price and redemption price per share ($74,604,298 ÷ 8,182,291 shares)		$9.12
Class I:
Net Asset Value, offering price and redemption price per share ($2,571,008 ÷ 282,908 shares)		$9.09
Class Z:
Net Asset Value, offering price and redemption price per share ($419,346 ÷ 46,091 shares)		$9.10

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends (including $53 earned from other affiliated issuers)		$1,262,397
Non-Cash dividends		67,254
Income from Fidelity Central Funds		17,670
Income before foreign taxes withheld		1,347,321
Less foreign taxes withheld		(118,515)
Total income		1,228,806
Expenses
Management fee
Basic fee	$333,527
Performance adjustment	(65,161)
Transfer agent fees	91,631
Distribution and service plan fees	51,971
Accounting and security lending fees	25,076
Custodian fees and expenses	98,158
Independent trustees' fees and expenses	277
Registration fees	39,196
Audit	74,578
Legal	921
Miscellaneous	334
Total expenses before reductions	650,508
Expense reductions	(26,998)
Total expenses after reductions		623,510
Net investment income (loss)		605,296
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,744,204)
Fidelity Central Funds	(19)
Foreign currency transactions	(7,790)
Total net realized gain (loss)		(1,752,013)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $6,201)	11,873,343
Fidelity Central Funds	19
Other affiliated issuers	(276)
Assets and liabilities in foreign currencies	(3,588)
Total change in net unrealized appreciation (depreciation)		11,869,498
Net gain (loss)		10,117,485
Net increase (decrease) in net assets resulting from operations		$10,722,781

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$605,296	$1,241,108
Net realized gain (loss)	(1,752,013)	1,021,879
Change in net unrealized appreciation (depreciation)	11,869,498	(12,603,126)
Net increase (decrease) in net assets resulting from operations	10,722,781	(10,340,139)
Distributions to shareholders	(764,299)	(4,673,480)
Share transactions - net increase (decrease)	(12,645,473)	419,996
Redemption fees	–	13
Total increase (decrease) in net assets	(2,686,991)	(14,593,610)
Net Assets
Beginning of period	102,902,890	117,496,500
End of period	$100,215,899	$102,902,890

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Equity Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.20	$9.39	$7.67	$7.79	$8.00	$8.27
Income from Investment Operations
Net investment income (loss)A	.05	.08	.09	.08	.07	.13
Net realized and unrealized gain (loss)	.90	(.89)	1.71	(.14)	(.14)	(.12)
Total from investment operations	.95	(.81)	1.80	(.06)	(.07)	.01
Distributions from net investment income	(.05)	(.15)	(.08)	(.06)	(.10)	(.10)
Distributions from net realized gain	–	(.23)	–	–	(.04)	(.18)
Total distributions	(.05)	(.38)	(.08)	(.06)	(.14)	(.28)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$9.10	$8.20	$9.39	$7.67	$7.79	$8.00
Total ReturnC,D,E	11.69%	(9.04)%	23.78%	(.76)%	(.89)%	.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.60%	1.67%	1.52%	1.48%	1.44%
Expenses net of fee waivers, if any	1.45%H	1.45%	1.45%	1.45%	1.45%	1.44%
Expenses net of all reductions	1.43%H	1.44%	1.43%	1.45%	1.44%	1.44%
Net investment income (loss)	1.11%H	.90%	1.02%	1.10%	.86%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$7,809	$7,526	$9,292	$8,576	$9,163	$9,164
Portfolio turnover rateI	56%H	52%	66%J	51%	53%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.22	$9.42	$7.70	$7.81	$8.04	$8.32
Income from Investment Operations
Net investment income (loss)A	.04	.06	.06	.06	.05	.11
Net realized and unrealized gain (loss)	.91	(.90)	1.73	(.13)	(.15)	(.12)
Total from investment operations	.95	(.84)	1.79	(.07)	(.10)	(.01)
Distributions from net investment income	(.02)	(.13)	(.07)	(.04)	(.09)	(.09)
Distributions from net realized gain	–	(.23)	–	–	(.04)	(.18)
Total distributions	(.02)	(.36)	(.07)	(.04)	(.13)	(.27)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$9.15	$8.22	$9.42	$7.70	$7.81	$8.04
Total ReturnC,D,E	11.58%	(9.30)%	23.41%	(.86)%	(1.26)%	(.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.78%H	1.85%	1.90%	1.73%	1.70%	1.68%
Expenses net of fee waivers, if any	1.70%H	1.70%	1.70%	1.70%	1.70%	1.68%
Expenses net of all reductions	1.68%H	1.69%	1.68%	1.69%	1.69%	1.68%
Net investment income (loss)	.86%H	.65%	.77%	.85%	.61%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$12,494	$11,882	$15,894	$13,893	$13,962	$10,282
Portfolio turnover rateI	56%H	52%	66%J	51%	53%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.17	$9.37	$7.66	$7.77	$8.00	$8.28
Income from Investment Operations
Net investment income (loss)A	.01	.01	.02	.03	.01	.07
Net realized and unrealized gain (loss)	.91	(.89)	1.71	(.14)	(.15)	(.12)
Total from investment operations	.92	(.88)	1.73	(.11)	(.14)	(.05)
Distributions from net investment income	–	(.10)	(.02)	–	(.05)	(.05)
Distributions from net realized gain	–	(.23)	–	–	(.04)	(.18)
Total distributions	–	(.32)B	(.02)	–	(.09)	(.23)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$9.09	$8.17	$9.37	$7.66	$7.77	$8.00
Total ReturnD,E,F	11.26%	(9.72)%	22.70%	(1.42)%	(1.73)%	(.57)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.34%I	2.43%	2.48%	2.30%	2.26%	2.22%
Expenses net of fee waivers, if any	2.20%I	2.20%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.18%I	2.19%	2.18%	2.20%	2.19%	2.20%
Net investment income (loss)	.35%I	.14%	.27%	.35%	.11%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$2,317	$2,705	$3,211	$2,713	$3,311	$4,028
Portfolio turnover rateJ	56%I	52%	66%K	51%	53%	85%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.32 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.226 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.23	$9.40	$7.70	$7.82	$8.03	$8.29
Income from Investment Operations
Net investment income (loss)A	.06	.11	.11	.11	.10	.16
Net realized and unrealized gain (loss)	.91	(.90)	1.70	(.13)	(.14)	(.12)
Total from investment operations	.97	(.79)	1.81	(.02)	(.04)	.04
Distributions from net investment income	(.08)	(.15)	(.11)	(.10)	(.13)	(.12)
Distributions from net realized gain	–	(.23)	–	–	(.04)	(.18)
Total distributions	(.08)	(.38)	(.11)	(.10)	(.17)	(.30)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$9.12	$8.23	$9.40	$7.70	$7.82	$8.03
Total ReturnC,D	11.90%	(8.84)%	23.86%	(.32)%	(.51)%	.55%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.22%G	1.29%	1.15%	1.11%	1.07%	1.04%
Expenses net of fee waivers, if any	1.20%G	1.20%	1.14%	1.11%	1.07%	1.04%
Expenses net of all reductions	1.18%G	1.19%	1.13%	1.10%	1.06%	1.04%
Net investment income (loss)	1.36%G	1.15%	1.33%	1.44%	1.24%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$74,604	$71,170	$82,077	$280,672	$307,035	$324,438
Portfolio turnover rateH	56%G	52%	66%I	51%	53%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$8.19	$9.38	$7.66	$7.78	$7.99	$8.26
Income from Investment Operations
Net investment income (loss)A	.06	.10	.11	.10	.09	.15
Net realized and unrealized gain (loss)	.91	(.89)	1.71	(.13)	(.14)	(.12)
Total from investment operations	.97	(.79)	1.82	(.03)	(.05)	.03
Distributions from net investment income	(.07)	(.17)	(.10)	(.09)	(.12)	(.12)
Distributions from net realized gain	–	(.23)	–	–	(.04)	(.18)
Total distributions	(.07)	(.40)	(.10)	(.09)	(.16)	(.30)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$9.09	$8.19	$9.38	$7.66	$7.78	$7.99
Total ReturnC,D	11.91%	(8.86)%	24.08%	(.43)%	(.64)%	.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.18%G	1.29%	1.42%	1.22%	1.17%	1.15%
Expenses net of fee waivers, if any	1.18%G	1.20%	1.20%	1.20%	1.17%	1.15%
Expenses net of all reductions	1.16%G	1.19%	1.18%	1.20%	1.16%	1.15%
Net investment income (loss)	1.37%G	1.15%	1.28%	1.35%	1.14%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$2,571	$9,405	$6,776	$2,156	$2,602	$2,240
Portfolio turnover rateH	56%G	52%	66%I	51%	53%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$8.22	$9.39	$7.73
Income from Investment Operations
Net investment income (loss)B	.06	.12	.08
Net realized and unrealized gain (loss)	.91	(.89)	1.58
Total from investment operations	.97	(.77)	1.66
Distributions from net investment income	(.09)	(.17)	–
Distributions from net realized gain	–	(.23)	–
Total distributions	(.09)	(.40)	–
Redemption fees added to paid in capitalB	–	–C	–C
Net asset value, end of period	$9.10	$8.22	$9.39
Total ReturnD,E	11.93%	(8.63)%	21.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.12%H	1.16%	1.32%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%H
Expenses net of all reductions	1.03%H	1.04%	1.04%H
Net investment income (loss)	1.51%H	1.30%	1.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$419	$216	$246
Portfolio turnover rateI	56%H	52%	66%J

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,904,221
Gross unrealized depreciation	(4,360,030)
Net unrealized appreciation (depreciation)	$14,544,191
Tax cost	$85,727,340

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,971,787 and $38,273,768, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,462	$322
Class M	.25%	.25%	29,722	404
Class C	.75%	.25%	12,787	2,152
			$51,971	$2,878

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,027
Class M	370
Class C(a)	450
$1,847

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$8,669.23
Class M	13,884.23
Class C	3,876.30
Total International Equity	62,015.18
Class I	3,118.16
Class Z	69.05
	$91,631

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $156 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $140 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,322. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$2,883
Class M	1.70%	4,770
Class C	2.20%	1,792
Total International Equity	1.20%	8,145
Class I	1.20%	–
Class Z	1.05%	107
		$17,697

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8,935 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $366.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Class A	$46,299	$376,652
Class M	27,216	591,842
Class C	–	110,403
Total International Equity	657,302	3,248,285
Class I	31,377	335,651
Class Z	2,105	10,647
Total	$764,299	$4,673,480

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Class A
Shares sold	95,221	173,804	$798,989	$1,606,034
Reinvestment of distributions	5,828	41,465	46,279	376,502
Shares redeemed	(160,542)	(286,968)	(1,367,593)	(2,649,748)
Net increase (decrease)	(59,493)	(71,699)	$(522,325)	$(667,212)
Class M
Shares sold	33,841	87,344	$283,146	$814,151
Reinvestment of distributions	3,402	64,894	27,216	591,835
Shares redeemed	(116,604)	(394,904)	(983,518)	(3,617,064)
Net increase (decrease)	(79,361)	(242,666)	$(673,156)	$(2,211,078)
Class C
Shares sold	24,904	70,398	$206,809	$654,074
Reinvestment of distributions	–	12,119	–	110,403
Shares redeemed	(101,005)	(94,138)	(854,687)	(860,312)
Net increase (decrease)	(76,101)	(11,621)	$(647,878)	$(95,835)
Total International Equity
Shares sold	485,098	1,403,656	$4,036,462	$13,127,907
Reinvestment of distributions	76,720	329,975	609,928	3,002,772
Shares redeemed	(1,023,574)	(1,820,863)	(8,515,511)	(16,667,911)
Net increase (decrease)	(461,756)	(87,232)	$(3,869,121)	$(537,232)
Class I
Shares sold	185,975	551,397	$1,571,135	$5,085,051
Reinvestment of distributions	3,542	36,520	28,087	330,507
Shares redeemed	(1,054,306)	(162,650)	(8,699,966)	(1,487,088)
Net increase (decrease)	(864,789)	425,267	$(7,100,744)	$3,928,470
Class Z
Shares sold	43,310	15,939	$363,096	$147,844
Reinvestment of distributions	257	1,174	2,035	10,647
Shares redeemed	(23,707)	(17,109)	(197,380)	(155,608)
Net increase (decrease)	19,860	4	$167,751	$2,883

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Class A	1.45%
Actual		$1,000.00	$1,116.90	$7.61
Hypothetical-C		$1,000.00	$1,017.60	$7.25
Class M	1.70%
Actual		$1,000.00	$1,115.80	$8.92
Hypothetical-C		$1,000.00	$1,016.36	$8.50
Class C	2.20%
Actual		$1,000.00	$1,112.60	$11.52
Hypothetical-C		$1,000.00	$1,013.88	$10.99
Total International Equity	1.20%
Actual		$1,000.00	$1,119.00	$6.30
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class I	1.18%
Actual		$1,000.00	$1,119.10	$6.20
Hypothetical-C		$1,000.00	$1,018.94	$5.91
Class Z	1.05%
Actual		$1,000.00	$1,119.30	$5.52
Hypothetical-C		$1,000.00	$1,019.59	$5.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total International Equity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Total International Equity Fund

2018 Total Return % vs. Morningstar Foreign Large Val/Blend/Growth Sm/Mid Val/Blend/Growth and MSCI AC Wld exUS (Net MA):

75% beaten
25% beaten
Benchmark
Retail Class
Class C
11.00
10.00
9.00
8.00
7.00
6.00
5.00
4.00
9.57
7.47
7.22
6.27
4.69
1 Year
25.0
20.0
15.0
10.0
21.5
18.5
16.6
15.0
10.8
3 Year
50.0
45.0
40.0
35.0
30.0
25.0
45.3
38.1
34.8
30.9
29.3
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	55%	63%	55%
Class A	52%	57%	46%
Class C	39%	43%	29%
Class I	57%	63%	54%
Class M	49%	52%	40%
Class Z	59%	-	-

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Total International Equity Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of positive performance fees. Excluding performance fees, the total expense ratio of Class A ranked below the median. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board noted that the total expense ratio of Class Z was above the competitive median because of relatively higher other expenses due to low asset levels. The Board noted that the total expense ratio of the retail class was above the competitive median due to higher transfer agent fees from small average account sizes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.45%, 1.70%, 2.20%, 1.20%, 1.05%, and 1.20% through February 29, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

TIE-SANN-0619
1.912361.109

Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund

Fidelity® China Region Fund

Fidelity® Emerging Asia Fund

Fidelity® Emerging Markets Fund

Fidelity® Europe Fund

Fidelity® Japan Fund

Fidelity® Japan Smaller Companies Fund

Fidelity® Latin America Fund

Fidelity® Nordic Fund

Fidelity® Pacific Basin Fund

Semi-Annual Report

April 30, 2019

Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity® Canada Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® China Region Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Asia Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Europe Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Smaller Companies Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Latin America Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Nordic Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Pacific Basin Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Canada Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Canada	98.1%
United States of America*	1.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Royal Bank of Canada (Banks)	10.6
The Toronto-Dominion Bank (Banks)	10.3
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5.9
Canadian Pacific Railway Ltd. (Road & Rail)	4.8
Sun Life Financial, Inc. (Insurance)	4.4
TELUS Corp. (Diversified Telecommunication Services)	4.3
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (Food & Staples Retailing)	4.3
Nutrien Ltd. (Chemicals)	3.9
Canadian National Railway Co. (Road & Rail)	3.5
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.4
55.4

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	31.4
Energy	17.6
Industrials	11.4
Materials	11.3
Consumer Staples	8.3
Communication Services	7.6
Information Technology	5.7
Consumer Discretionary	3.9
Real Estate	0.9
Health Care	0.3

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2019, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Canada Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 4.3%
TELUS Corp.	1,200,300	$44,197,058
Media - 1.1%
Cogeco Communications, Inc.	164,300	10,911,227
Wireless Telecommunication Services - 2.2%
Rogers Communications, Inc. Class B (non-vtg.)	457,900	23,053,934

TOTAL COMMUNICATION SERVICES		78,162,219

CONSUMER DISCRETIONARY - 3.9%
Hotels, Restaurants & Leisure - 0.5%
Recipe Unlimited Corp.	222,000	4,474,136
Leisure Products - 1.4%
BRP, Inc.	210,400	6,539,566
Spin Master Corp. (a)(b)	240,500	7,993,928
		14,533,494
Multiline Retail - 2.0%
Dollarama, Inc.	689,400	20,707,215

TOTAL CONSUMER DISCRETIONARY		39,714,845

CONSUMER STAPLES - 8.3%
Food & Staples Retailing - 8.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	740,700	43,672,384
George Weston Ltd.	263,200	19,652,083
Metro, Inc. Class A (sub. vtg.)	375,295	13,586,480
North West Co., Inc.	359,900	7,602,575
		84,513,522
ENERGY - 17.6%
Energy Equipment & Services - 0.5%
Canadian Energy Services & Technology Corp.	2,417,400	4,709,572
Computer Modelling Group Ltd.	1,700	7,487
		4,717,059
Oil, Gas & Consumable Fuels - 17.1%
Canadian Natural Resources Ltd.	1,174,898	35,272,373
Cenovus Energy, Inc. (Canada)	1,295,700	12,843,843
Enbridge, Inc.	779,200	28,784,510
Peyto Exploration & Development Corp. (c)	608,900	2,749,754
Pinnacle Renewable Energy, Inc.	509,300	4,626,544
PrairieSky Royalty Ltd. (c)	2,119,718	30,552,926
Suncor Energy, Inc.	1,842,600	60,764,401
		175,594,351

TOTAL ENERGY		180,311,410

FINANCIALS - 31.4%
Banks - 20.9%
Royal Bank of Canada (c)	1,357,700	108,204,544
The Toronto-Dominion Bank	1,859,700	106,082,163
		214,286,707
Capital Markets - 1.0%
IGM Financial, Inc.	385,600	10,649,548
Insurance - 9.5%
Intact Financial Corp.	329,225	26,936,144
Power Corp. of Canada (sub. vtg.)	1,087,000	24,941,688
Sun Life Financial, Inc.	1,087,200	45,169,480
		97,047,312

TOTAL FINANCIALS		321,983,567

HEALTH CARE - 0.3%
Biotechnology - 0.3%
Amgen, Inc.	19,400	3,478,808
INDUSTRIALS - 11.4%
Aerospace & Defense - 0.9%
CAE, Inc.	411,000	9,559,424
Professional Services - 2.2%
Thomson Reuters Corp.	357,100	22,067,858
Road & Rail - 8.3%
Canadian National Railway Co.	387,400	35,984,217
Canadian Pacific Railway Ltd.	219,900	49,270,272
		85,254,489

TOTAL INDUSTRIALS		116,881,771

INFORMATION TECHNOLOGY - 5.7%
IT Services - 1.9%
CGI Group, Inc. Class A (sub. vtg.) (a)	264,700	19,052,789
Software - 3.8%
Constellation Software, Inc.	22,800	20,117,337
Open Text Corp.	487,928	18,756,656
		38,873,993

TOTAL INFORMATION TECHNOLOGY		57,926,782

MATERIALS - 11.3%
Chemicals - 3.9%
Nutrien Ltd.	737,581	40,003,460
Containers & Packaging - 1.4%
CCL Industries, Inc. Class B	327,800	13,983,556
Metals & Mining - 5.5%
Franco-Nevada Corp.	405,600	29,061,390
Lundin Mining Corp.	1,694,600	9,094,703
OceanaGold Corp.	620,900	1,742,617
Wheaton Precious Metals Corp.	785,300	16,987,381
		56,886,091
Paper & Forest Products - 0.5%
Western Forest Products, Inc.	3,717,600	5,216,905

TOTAL MATERIALS		116,090,012

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Allied Properties (REIT)	259,000	9,169,493
TOTAL COMMON STOCKS
(Cost $721,396,029)		1,008,232,429

Money Market Funds - 10.9%
Fidelity Cash Central Fund, 2.49% (d)	17,670,994	17,674,528
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	94,329,633	94,339,066
TOTAL MONEY MARKET FUNDS
(Cost $112,013,365)		112,013,594
TOTAL INVESTMENT IN SECURITIES - 109.3%
(Cost $833,409,394)		1,120,246,023
NET OTHER ASSETS (LIABILITIES) - (9.3)%		(95,384,114)
NET ASSETS - 100%		$1,024,861,909

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,993,928 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$90,347
Fidelity Securities Lending Cash Central Fund	176,989
Total	$267,336

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Canada Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $90,209,207) — See accompanying schedule: Unaffiliated issuers (cost $721,396,029)	$1,008,232,429
Fidelity Central Funds (cost $112,013,365)	112,013,594
Total Investment in Securities (cost $833,409,394)		$1,120,246,023
Foreign currency held at value (cost $366,640)		366,640
Receivable for fund shares sold		222,423
Dividends receivable		1,741,260
Distributions receivable from Fidelity Central Funds		37,080
Prepaid expenses		513
Other receivables		5,562
Total assets		1,122,619,501
Liabilities
Payable for investments purchased	$7,859
Payable for fund shares redeemed	2,605,294
Accrued management fee	539,918
Distribution and service plan fees payable	16,704
Other affiliated payables	212,273
Other payables and accrued expenses	36,297
Collateral on securities loaned	94,339,247
Total liabilities		97,757,592
Net Assets		$1,024,861,909
Net Assets consist of:
Paid in capital		$718,323,571
Total distributable earnings (loss)		306,538,338
Net Assets		$1,024,861,909
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($31,232,201 ÷ 610,620 shares)		$51.15
Maximum offering price per share (100/94.25 of $51.15)		$54.27
Class M:
Net Asset Value and redemption price per share ($8,099,094 ÷ 158,988 shares)		$50.94
Maximum offering price per share (100/96.50 of $50.94)		$52.79
Class C:
Net Asset Value and offering price per share ($8,120,053 ÷ 162,381 shares)(a)		$50.01
Canada:
Net Asset Value, offering price and redemption price per share ($926,229,515 ÷ 18,048,066 shares)		$51.32
Class I:
Net Asset Value, offering price and redemption price per share ($50,907,319 ÷ 993,987 shares)		$51.22
Class Z:
Net Asset Value, offering price and redemption price per share ($273,727 ÷ 5,352 shares)		$51.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$14,048,858
Income from Fidelity Central Funds		267,336
Income before foreign taxes withheld		14,316,194
Less foreign taxes withheld		(2,231,266)
Total income		12,084,928
Expenses
Management fee
Basic fee	$3,374,566
Performance adjustment	(571,072)
Transfer agent fees	1,028,463
Distribution and service plan fees	105,372
Accounting and security lending fees	232,739
Custodian fees and expenses	5,428
Independent trustees' fees and expenses	2,742
Registration fees	81,976
Audit	44,295
Legal	2,040
Miscellaneous	3,188
Total expenses before reductions	4,309,737
Expense reductions	(40,463)
Total expenses after reductions		4,269,274
Net investment income (loss)		7,815,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,753,607
Fidelity Central Funds	(905)
Foreign currency transactions	(31,156)
Total net realized gain (loss)		17,721,546
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	67,422,693
Fidelity Central Funds	229
Assets and liabilities in foreign currencies	14,497
Total change in net unrealized appreciation (depreciation)		67,437,419
Net gain (loss)		85,158,965
Net increase (decrease) in net assets resulting from operations		$92,974,619

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,815,654	$15,980,423
Net realized gain (loss)	17,721,546	57,232,871
Change in net unrealized appreciation (depreciation)	67,437,419	(134,481,756)
Net increase (decrease) in net assets resulting from operations	92,974,619	(61,268,462)
Distributions to shareholders	(61,875,999)	(27,476,751)
Share transactions - net increase (decrease)	14,590,907	(157,321,221)
Redemption fees	–	5,144
Total increase (decrease) in net assets	45,689,527	(246,061,290)
Net Assets
Beginning of period	979,172,382	1,225,233,672
End of period	$1,024,861,909	$979,172,382

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Canada Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$49.75	$54.11	$48.09	$45.25	$60.56	$57.31
Income from Investment Operations
Net investment income (loss)A	.31	.60	.50	.48	.45	.47
Net realized and unrealized gain (loss)	4.11	(3.88)	6.16	2.84	(8.04)	3.13
Total from investment operations	4.42	(3.28)	6.66	3.32	(7.59)	3.60
Distributions from net investment income	(.39)	(.59)	(.45)	(.42)	(.50)	(.03)
Distributions from net realized gain	(2.63)	(.49)	(.19)	(.06)	(7.22)	(.32)
Total distributions	(3.02)	(1.08)	(.64)	(.48)	(7.72)	(.35)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$51.15	$49.75	$54.11	$48.09	$45.25	$60.56
Total ReturnC,D,E	9.62%	(6.19)%	13.98%	7.45%	(14.32)%	6.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.18%H	1.21%	1.34%	1.48%	1.43%	1.29%
Expenses net of fee waivers, if any	1.17%H	1.21%	1.34%	1.48%	1.43%	1.29%
Expenses net of all reductions	1.17%H	1.20%	1.34%	1.48%	1.43%	1.29%
Net investment income (loss)	1.30%H	1.13%	.98%	1.06%	.90%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$31,232	$29,420	$37,557	$44,144	$58,286	$95,004
Portfolio turnover rateI	8%H	29%	26%	44%	24%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$49.46	$53.77	$47.82	$44.99	$60.22	$57.14
Income from Investment Operations
Net investment income (loss)A	.24	.44	.35	.35	.29	.29
Net realized and unrealized gain (loss)	4.09	(3.86)	6.13	2.83	(8.00)	3.11
Total from investment operations	4.33	(3.42)	6.48	3.18	(7.71)	3.40
Distributions from net investment income	(.22)	(.40)	(.34)	(.29)	(.30)	–
Distributions from net realized gain	(2.63)	(.49)	(.19)	(.06)	(7.22)	(.32)
Total distributions	(2.85)	(.89)	(.53)	(.35)	(7.52)	(.32)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$50.94	$49.46	$53.77	$47.82	$44.99	$60.22
Total ReturnC,D,E	9.45%	(6.47)%	13.64%	7.14%	(14.58)%	5.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.46%H	1.51%	1.63%	1.77%	1.75%	1.59%
Expenses net of fee waivers, if any	1.46%H	1.51%	1.63%	1.77%	1.75%	1.59%
Expenses net of all reductions	1.45%H	1.51%	1.63%	1.77%	1.75%	1.59%
Net investment income (loss)	1.01%H	.83%	.69%	.78%	.58%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$8,099	$7,844	$10,356	$11,140	$12,820	$21,989
Portfolio turnover rateI	8%H	29%	26%	44%	24%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$48.48	$52.72	$46.87	$44.02	$59.04	$56.27
Income from Investment Operations
Net investment income (loss)A	.14	.21	.13	.15	.07	.02
Net realized and unrealized gain (loss)	4.02	(3.78)	6.01	2.78	(7.85)	3.07
Total from investment operations	4.16	(3.57)	6.14	2.93	(7.78)	3.09
Distributions from net investment income	–	(.18)	(.11)	(.02)	(.02)	–
Distributions from net realized gain	(2.63)	(.49)	(.19)	(.06)	(7.22)	(.32)
Total distributions	(2.63)	(.67)	(.29)B	(.08)	(7.24)	(.32)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$50.01	$48.48	$52.72	$46.87	$44.02	$59.04
Total ReturnD,E,F	9.22%	(6.85)%	13.16%	6.67%	(14.96)%	5.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.89%I	1.94%	2.06%	2.21%	2.19%	2.03%
Expenses net of fee waivers, if any	1.89%I	1.93%	2.06%	2.21%	2.19%	2.03%
Expenses net of all reductions	1.88%I	1.93%	2.06%	2.21%	2.18%	2.03%
Net investment income (loss)	.58%I	.40%	.26%	.33%	.14%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$8,120	$11,196	$15,938	$18,489	$21,610	$38,749
Portfolio turnover rateJ	8%I	29%	26%	44%	24%	85%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.29 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.188 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$50.02	$54.41	$48.35	$45.55	$60.95	$57.72
Income from Investment Operations
Net investment income (loss)A	.39	.77	.66	.62	.60	.66
Net realized and unrealized gain (loss)	4.12	(3.90)	6.20	2.85	(8.09)	3.13
Total from investment operations	4.51	(3.13)	6.86	3.47	(7.49)	3.79
Distributions from net investment income	(.58)	(.77)	(.61)	(.61)	(.69)	(.24)
Distributions from net realized gain	(2.63)	(.49)	(.19)	(.06)	(7.22)	(.32)
Total distributions	(3.21)	(1.26)	(.80)	(.67)	(7.91)	(.56)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$51.32	$50.02	$54.41	$48.35	$45.55	$60.95
Total ReturnC,D	9.80%	(5.89)%	14.35%	7.79%	(14.08)%	6.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.86%G	.89%	1.02%	1.17%	1.15%	.98%
Expenses net of fee waivers, if any	.85%G	.89%	1.02%	1.17%	1.15%	.98%
Expenses net of all reductions	.85%G	.88%	1.02%	1.17%	1.14%	.98%
Net investment income (loss)	1.62%G	1.45%	1.30%	1.37%	1.18%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$926,230	$903,662	$1,130,803	$1,233,050	$1,279,488	$2,057,843
Portfolio turnover rateH	8%G	29%	26%	44%	24%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$49.93	$54.29	$48.28	$45.44	$60.80	$57.57
Income from Investment Operations
Net investment income (loss)A	.41	.79	.67	.66	.61	.65
Net realized and unrealized gain (loss)	4.10	(3.90)	6.19	2.83	(8.07)	3.12
Total from investment operations	4.51	(3.11)	6.86	3.49	(7.46)	3.77
Distributions from net investment income	(.59)	(.77)	(.66)	(.59)	(.68)	(.22)
Distributions from net realized gain	(2.63)	(.49)	(.19)	(.06)	(7.22)	(.32)
Total distributions	(3.22)	(1.25)B	(.85)	(.65)	(7.90)	(.54)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$51.22	$49.93	$54.29	$48.28	$45.44	$60.80
Total ReturnD,E	9.83%	(5.86)%	14.38%	7.83%	(14.05)%	6.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.86%	1.00%	1.14%	1.13%	1.00%
Expenses net of fee waivers, if any	.80%H	.85%	.99%	1.13%	1.12%	1.00%
Expenses net of all reductions	.79%H	.85%	.99%	1.13%	1.12%	1.00%
Net investment income (loss)	1.67%H	1.49%	1.33%	1.41%	1.21%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$50,907	$26,923	$30,581	$41,217	$14,846	$30,165
Portfolio turnover rateI	8%H	29%	26%	44%	24%	85%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.25 per share is comprised of distributions from net investment income of $.765 and distributions from net realized gain of $.487 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class Z

	Six months ended (Unaudited) April 30,	Year endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$49.94	$53.92
Income from Investment Operations
Net investment income (loss)B	.43	.06
Net realized and unrealized gain (loss)	4.09	(4.04)
Total from investment operations	4.52	(3.98)
Distributions from net investment income	(.69)	–
Distributions from net realized gain	(2.63)	–
Total distributions	(3.32)	–
Net asset value, end of period	$51.14	$49.94
Total ReturnC,D	9.87%	(7.38)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.80%G
Expenses net of fee waivers, if any	.69%G	.80%G
Expenses net of all reductions	.69%G	.79%G
Net investment income (loss)	1.78%G	1.48%G
Supplemental Data
Net assets, end of period (000 omitted)	$274	$128
Portfolio turnover rateH	8%G	29%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Canada, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$321,421,724
Gross unrealized depreciation	(36,869,856)
Net unrealized appreciation (depreciation)	$284,551,868
Tax cost	$835,694,155

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,881,230 and $83,193,004, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$35,949	$548
Class M	.25%	.25%	19,344	260
Class C	.75%	.25%	50,079	2,076
			$105,372	$2,884

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,312
Class M	649
Class C(a)	202
$2,163

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$40,251.28
Class M	12,175.31
Class C	12,065.24
Canada	934,329.21
Class I	29,595.15
Class Z	48.05
	$1,028,463

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,404 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $176,989. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20,384 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $61. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Canada	$363

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,654 and a portion of class-level operating expenses as follows:

Amount
Class A	$458
Class M	128
Class C	168
Canada	14,543
Class I	700
Class Z	4
$16,001

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Distributions to shareholders
Class A	$1,725,249	$734,732
Class M	438,995	166,749
Class C	599,233	198,725
Canada	57,337,031	25,679,409
Class I	1,761,950	697,136
Class Z	13,541	–
Total	$61,875,999	$27,476,751

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	60,489	46,971	$2,973,794	$2,500,808
Reinvestment of distributions	34,965	12,714	1,594,742	672,936
Shares redeemed	(76,146)	(162,467)	(3,688,944)	(8,569,248)
Net increase (decrease)	19,308	(102,782)	$879,592	$(5,395,504)
Class M
Shares sold	5,251	8,442	$253,295	$442,723
Reinvestment of distributions	9,616	3,154	437,340	166,353
Shares redeemed	(14,467)	(45,613)	(703,835)	(2,414,584)
Net increase (decrease)	400	(34,017)	$(13,200)	$(1,805,508)
Class C
Shares sold	3,770	9,399	$178,815	$481,011
Reinvestment of distributions	12,492	3,474	558,623	180,309
Shares redeemed	(84,837)	(84,247)	(4,025,632)	(4,355,073)
Net increase (decrease)	(68,575)	(71,374)	$(3,288,194)	$(3,693,753)
Canada
Shares sold	480,135	711,176	$23,237,820	$37,797,009
Reinvestment of distributions	1,185,764	457,772	54,201,287	24,289,363
Shares redeemed	(1,682,275)	(3,887,975)	(81,158,623)	(207,409,511)
Net increase (decrease)	(16,376)	(2,719,027)	$(3,719,516)	$(145,323,139)
Class I
Shares sold	535,682	160,132	$24,498,105	$8,478,569
Reinvestment of distributions	37,998	12,538	1,732,719	663,882
Shares redeemed	(118,878)	(196,779)	(5,636,737)	(10,381,577)
Net increase (decrease)	454,802	(24,109)	$20,594,087	$(1,239,126)
Class Z
Shares sold	3,167	2,572	$158,158	$135,809
Reinvestment of distributions	266	–	12,119	–
Shares redeemed	(653)	–	(32,139)	–
Net increase (decrease)	2,780	2,572	$138,138	$135,809

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® China Region Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Cayman Islands	42.4%
China	21.7%
Taiwan	12.5%
Hong Kong	12.1%
Bermuda	4.4%
Austria	1.3%
Korea (South)	1.2%
Luxembourg	1.0%
United States of America*	0.9%
Other	2.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	99.2
Short-Term Investments and Net Other Assets (Liabilities)	0.8

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Interactive Media & Services)	11.8
Alibaba Group Holding Ltd. sponsored ADR (Internet & Direct Marketing Retail)	9.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	4.7
AIA Group Ltd. (Insurance)	4.7
China Construction Bank Corp. (H Shares) (Banks)	3.8
Meituan Dianping Class B (Internet & Direct Marketing Retail)	2.8
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	2.6
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (Insurance)	2.0
China Unicom Ltd. (Diversified Telecommunication Services)	1.9
New Oriental Education & Technology Group, Inc. sponsored ADR (Diversified Consumer Services)	1.8
45.9

Top Market Sectors as of April 30, 2019

% of fund's net assets
Consumer Discretionary	23.2
Financials	19.1
Communication Services	17.1
Information Technology	13.1
Industrials	6.4
Real Estate	5.3
Materials	4.9
Health Care	3.5
Consumer Staples	3.1
Energy	2.0

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2019, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® China Region Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 17.1%
Diversified Telecommunication Services - 1.9%
China Unicom Ltd.	20,936,000	$24,858,853
Entertainment - 1.0%
NetEase, Inc. ADR	44,400	12,633,132
Interactive Media & Services - 13.9%
58.com, Inc. ADR (a)	45,000	3,230,550
Bitauto Holdings Ltd. ADR (a)(b)	762,024	9,784,388
Momo, Inc. ADR	396,700	13,912,269
Tencent Holdings Ltd.	3,101,100	152,845,961
		179,773,168
Wireless Telecommunication Services - 0.3%
SmarTone Telecommunications Holdings Ltd.	3,208,000	3,340,985

TOTAL COMMUNICATION SERVICES		220,606,138

CONSUMER DISCRETIONARY - 23.2%
Automobiles - 1.3%
BYD Co. Ltd. (A Shares)	788,097	6,658,261
SAIC Motor Corp. Ltd. (A Shares)	2,454,735	9,979,457
		16,637,718
Diversified Consumer Services - 3.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	242,400	23,139,504
TAL Education Group ADR (a)	407,200	15,664,984
		38,804,488
Hotels, Restaurants & Leisure - 0.8%
SJM Holdings Ltd.	8,979,000	10,839,171
Household Durables - 0.5%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	48	396
Sundart Holdings Ltd.	13,258,000	6,388,339
		6,388,735
Internet & Direct Marketing Retail - 16.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	680,800	126,336,056
Baozun, Inc. sponsored ADR (a)(b)	142,400	6,906,400
Ctrip.com International Ltd. ADR (a)	387,800	17,082,590
JD.com, Inc. sponsored ADR (a)	526,737	15,944,329
Meituan Dianping Class B	4,995,788	36,299,194
Pinduoduo, Inc. ADR (b)	228,800	5,086,224
Secoo Holding Ltd. ADR (a)	787,967	7,556,604
		215,211,397
Textiles, Apparel & Luxury Goods - 1.0%
Samsonite International SA (c)	4,429,500	12,704,435

TOTAL CONSUMER DISCRETIONARY		300,585,944

CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 0.4%
Dairy Farm International Holdings Ltd.	190,200	1,489,266
President Chain Store Corp.	250,000	2,329,946
Taiwan FamilyMart Co. Ltd.	159,000	1,137,111
		4,956,323
Food Products - 2.7%
Bunge Ltd.	251,800	13,196,838
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	4,440,146	20,437,501
Unified-President Enterprises Corp.	617,000	1,465,530
		35,099,869

TOTAL CONSUMER STAPLES		40,056,192

ENERGY - 2.0%
Energy Equipment & Services - 1.7%
China Oilfield Services Ltd. (H Shares)	17,392,000	18,622,884
Yantai Jereh Oilfield Services (A Shares)	966,517	3,264,824
		21,887,708
Oil, Gas & Consumable Fuels - 0.3%
PetroChina Co. Ltd. (H Shares)	7,332,000	4,647,709

TOTAL ENERGY		26,535,417

FINANCIALS - 19.1%
Banks - 9.8%
BOC Hong Kong (Holdings) Ltd.	3,422,000	15,311,060
China Construction Bank Corp. (H Shares)	55,877,000	49,259,249
Dah Sing Banking Group Ltd.	3,656,800	6,992,148
Dah Sing Financial Holdings Ltd.	820,800	4,305,517
E.SUN Financial Holdings Co. Ltd.	21,812,109	17,893,242
Industrial & Commercial Bank of China Ltd. (H Shares)	44,569,000	33,463,111
		127,224,327
Capital Markets - 0.6%
China Petroleum Engineering Corp. ELS (UBS Bank Warrant Program) warrants 10/28/19 (a)(c)	7,356,276	4,729,495
Value Partners Group Ltd.	3,137,000	2,359,308
		7,088,803
Consumer Finance - 0.3%
360 Finance, Inc. ADR (b)	50,300	999,461
LexinFintech Holdings Ltd. ADR (a)	169,800	2,190,420
PPDAI Group, Inc. ADR	188,594	984,461
		4,174,342
Insurance - 8.4%
AIA Group Ltd.	5,920,200	60,619,507
China Life Insurance Co. Ltd. (H Shares)	3,749,000	10,653,197
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,333,000	5,462,975
PICC Property & Casualty Co. Ltd. (H Shares)	5,067,000	5,690,428
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,113,000	25,577,158
		108,003,265

TOTAL FINANCIALS		246,490,737

HEALTH CARE - 3.5%
Biotechnology - 1.5%
China Biologic Products Holdings, Inc. (a)(b)	131,852	13,219,482
Jinyu Bio-Technology Co. Ltd. (A Shares)	2,750,303	6,566,522
		19,786,004
Health Care Equipment & Supplies - 0.3%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares) (a)	167,315	3,498,886
Pharmaceuticals - 1.7%
CStone Pharmaceuticals Co. Ltd. (a)(c)	5,406,000	9,468,494
Hutchison China Meditech Ltd. sponsored ADR (a)	51,262	1,541,961
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	3,056,120	7,169,623
Yunnan Baiyao Group Co. Ltd. (A Shares)	254,490	3,344,128
		21,524,206

TOTAL HEALTH CARE		44,809,096

INDUSTRIALS - 6.4%
Construction & Engineering - 0.8%
Sinopec Engineering Group Co. Ltd. (H Shares)	11,310,500	10,928,716
Industrial Conglomerates - 1.5%
CK Hutchison Holdings Ltd.	1,903,500	19,993,932
Machinery - 2.2%
Airtac International Group	321,000	4,279,723
Cimc Enric Holdings Ltd.	5,798,000	5,631,853
Haitian International Holdings Ltd.	442,000	1,106,578
HIWIN Technologies Corp.	1,190,000	11,302,343
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,626,309	6,077,922
		28,398,419
Marine - 0.5%
Pacific Basin Shipping Ltd.	28,971,000	5,945,762
Professional Services - 0.3%
Sporton International, Inc.	556,000	3,292,602
Transportation Infrastructure - 1.1%
Shanghai International Airport Co. Ltd. (A Shares)	758,345	7,952,888
Shenzhen Airport Co. Ltd. (A Shares)	4,660,671	6,193,560
		14,146,448

TOTAL INDUSTRIALS		82,705,879

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.2%
Shenzhen Sunway Communication Co. Ltd. (A Shares)	680,597	2,707,270
Electronic Equipment & Components - 2.0%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,094,040	6,757,645
FLEXium Interconnect, Inc.	1,085,000	3,402,256
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,105,000	8,731,619
Nan Ya Printed Circuit Board Corp.	2,226,000	3,349,589
Sunny Optical Technology Group Co. Ltd.	324,600	3,957,780
		26,198,889
Internet Software & Services - 0.2%
Wise Talent Information Technology Co. Ltd. (a)	761,000	1,993,493
Semiconductors & Semiconductor Equipment - 9.2%
ams AG (b)	394,880	16,660,181
NXP Semiconductors NV	98,500	10,403,570
Parade Technologies Ltd.	175,000	2,961,782
Phison Electronics Corp.	417,000	3,920,086
Semiconductor Manufacturing International Corp. (a)(b)	1,282,000	1,372,650
Silergy Corp.	221,000	3,618,730
Silicon Motion Technology Corp. sponsored ADR	14,437	552,071
Sino-American Silicon Products, Inc.	3,551,000	7,676,099
Taiwan Semiconductor Manufacturing Co. Ltd.	7,267,000	61,011,992
Win Semiconductors Corp.	1,698,000	11,374,215
		119,551,376
Software - 0.6%
Koolearn Technology Holding Ltd. (a)(c)	4,660,500	6,546,848
Xunlei Ltd. sponsored ADR (a)(b)	388,276	1,358,966
		7,905,814
Technology Hardware, Storage & Peripherals - 0.9%
Ennoconn Corp.	1,022,031	8,995,937
Giga-Byte Technology Co. Ltd.	1,674,000	2,689,603
		11,685,540

TOTAL INFORMATION TECHNOLOGY		170,042,382

MATERIALS - 4.9%
Chemicals - 2.2%
Formosa Chemicals & Fibre Corp.	1,475,000	5,298,201
LG Chemical Ltd.	50,808	15,757,329
Nan Ya Plastics Corp.	2,169,000	5,481,810
Olin Corp.	71,836	1,558,123
		28,095,463
Construction Materials - 1.1%
BBMG Corp. (H Shares)	9,772,000	3,438,038
West China Cement Ltd.	76,304,000	10,699,368
		14,137,406
Metals & Mining - 1.6%
Maanshan Iron & Steel Co. Ltd. (H Shares)	19,964,000	9,186,982
Zijin Mng Group Co. Ltd. (H Shares)	29,330,000	11,440,674
		20,627,656

TOTAL MATERIALS		62,860,525

REAL ESTATE - 5.3%
Real Estate Management & Development - 5.3%
Cheung Kong Property Holdings Ltd.	982,500	7,890,259
China Jinmao Holdings Group Ltd.	12,476,000	8,078,992
China Overseas Land and Investment Ltd.	2,706,000	10,124,044
Hongkong Land Holdings Ltd.	1,955,000	13,626,350
Longfor Properties Co. Ltd.	3,386,000	12,473,919
Sino Land Ltd.	9,227,630	16,232,574
		68,426,138
UTILITIES - 1.5%
Gas Utilities - 1.5%
China Gas Holdings Ltd.	2,361,600	7,601,265
China Resource Gas Group Ltd.	2,490,000	11,521,900
		19,123,165
TOTAL COMMON STOCKS
(Cost $985,115,838)		1,282,241,613

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 2.49% (d)	19,182,283	19,186,119
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	43,317,224	43,321,556
TOTAL MONEY MARKET FUNDS
(Cost $62,507,675)		62,507,675
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $1,047,623,513)		1,344,749,288
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(52,411,328)
NET ASSETS - 100%		$1,292,337,960

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,449,272 or 2.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$227,478
Fidelity Securities Lending Cash Central Fund	503,823
Total	$731,301

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$220,606,138	$42,901,324	$177,704,814	$--
Consumer Discretionary	300,585,944	300,585,944	--	--
Consumer Staples	40,056,192	40,056,192	--	--
Energy	26,535,417	21,887,708	4,647,709	--
Financials	246,490,737	95,652,131	150,838,606	--
Health Care	44,809,096	44,809,096	--	--
Industrials	82,705,879	82,705,879	--	--
Information Technology	170,042,382	107,657,740	62,384,642	--
Materials	62,860,525	62,860,525	--	--
Real Estate	68,426,138	68,426,138	--	--
Utilities	19,123,165	19,123,165	--	--
Money Market Funds	62,507,675	62,507,675	--	--
Total Investments in Securities:	$1,344,749,288	$949,173,517	$395,575,771	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® China Region Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $44,935,976) — See accompanying schedule: Unaffiliated issuers (cost $985,115,838)	$1,282,241,613
Fidelity Central Funds (cost $62,507,675)	62,507,675
Total Investment in Securities (cost $1,047,623,513)		$1,344,749,288
Receivable for investments sold		5,866,009
Receivable for fund shares sold		1,134,416
Dividends receivable		482,537
Distributions receivable from Fidelity Central Funds		92,268
Prepaid expenses		703
Other receivables		75,565
Total assets		1,352,400,786
Liabilities
Payable for investments purchased	$12,946,308
Payable for fund shares redeemed	2,691,236
Accrued management fee	740,257
Distribution and service plan fees payable	18,892
Other affiliated payables	233,034
Other payables and accrued expenses	111,315
Collateral on securities loaned	43,321,784
Total liabilities		60,062,826
Net Assets		$1,292,337,960
Net Assets consist of:
Paid in capital		$1,035,969,498
Total distributable earnings (loss)		256,368,462
Net Assets		$1,292,337,960
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($29,074,192 ÷ 818,734 shares)		$35.51
Maximum offering price per share (100/94.25 of $35.51)		$37.68
Class M:
Net Asset Value and redemption price per share ($9,508,921 ÷ 268,847 shares)		$35.37
Maximum offering price per share (100/96.50 of $35.37)		$36.65
Class C:
Net Asset Value and offering price per share ($10,659,926 ÷ 309,006 shares)(a)		$34.50
China Region:
Net Asset Value, offering price and redemption price per share ($1,211,923,926 ÷ 33,767,906 shares)		$35.89
Class I:
Net Asset Value, offering price and redemption price per share ($30,219,354 ÷ 847,821 shares)		$35.64
Class Z:
Net Asset Value, offering price and redemption price per share ($951,641 ÷ 26,751 shares)		$35.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$2,258,227
Income from Fidelity Central Funds (including $503,823 from security lending)		731,301
Income before foreign taxes withheld		2,989,528
Less foreign taxes withheld		(89,708)
Total income		2,899,820
Expenses
Management fee	$3,943,451
Transfer agent fees	1,052,900
Distribution and service plan fees	105,165
Accounting and security lending fees	265,286
Custodian fees and expenses	117,280
Independent trustees' fees and expenses	3,103
Registration fees	93,884
Audit	56,836
Legal	2,500
Miscellaneous	54,519
Total expenses before reductions	5,694,924
Expense reductions	(20,738)
Total expenses after reductions		5,674,186
Net investment income (loss)		(2,774,366)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,377,634
Fidelity Central Funds	(66)
Foreign currency transactions	22,120
Total net realized gain (loss)		8,399,688
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	239,558,411
Assets and liabilities in foreign currencies	4,120
Total change in net unrealized appreciation (depreciation)		239,562,531
Net gain (loss)		247,962,219
Net increase (decrease) in net assets resulting from operations		$245,187,853

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,774,366)	$10,227,987
Net realized gain (loss)	8,399,688	94,015,398
Change in net unrealized appreciation (depreciation)	239,562,531	(301,946,605)
Net increase (decrease) in net assets resulting from operations	245,187,853	(197,703,220)
Distributions to shareholders	(8,434,846)	(5,632,793)
Share transactions - net increase (decrease)	23,035,212	(145,112,080)
Redemption fees	–	88,494
Total increase (decrease) in net assets	259,788,219	(348,359,599)
Net Assets
Beginning of period	1,032,549,741	1,380,909,340
End of period	$1,292,337,960	$1,032,549,741

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity China Region Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.73	$34.22	$25.46	$29.34	$34.18	$35.56
Income from Investment Operations
Net investment income (loss)A	(.12)	.15	.08	.18	.40B	.21
Net realized and unrealized gain (loss)	7.02	(5.56)	8.90	(.20)	(.83)	2.01C
Total from investment operations	6.90	(5.41)	8.98	(.02)	(.43)	2.22
Distributions from net investment income	(.12)	(.08)	(.18)	(.27)	(.22)	(.30)
Distributions from net realized gain	–	–	(.05)	(3.59)	(4.24)	(3.31)
Total distributions	(.12)	(.08)	(.23)	(3.86)	(4.46)	(3.61)
Redemption fees added to paid in capitalA	–	–D	.01	–D	.05	.01
Net asset value, end of period	$35.51	$28.73	$34.22	$25.46	$29.34	$34.18
Total ReturnE,F,G	24.08%	(15.86)%	35.67%	(.13)%	(1.45)%	6.45%C
Ratios to Average Net AssetsH,I
Expenses before reductions	1.29%J	1.27%	1.30%	1.33%	1.28%	1.35%
Expenses net of fee waivers, if any	1.28%J	1.27%	1.30%	1.33%	1.28%	1.35%
Expenses net of all reductions	1.28%J	1.24%	1.29%	1.32%	1.26%	1.35%
Net investment income (loss)	(.78)%J	.43%	.28%	.75%	1.26%B	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$29,074	$23,424	$35,539	$22,937	$32,761	$21,728
Portfolio turnover rateK	71%J	60%	68%	70%	151%	87%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .85%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.42%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.55	$34.05	$25.34	$29.18	$34.02	$35.40
Income from Investment Operations
Net investment income (loss)A	(.18)	.03	(.02)	.10	.30B	.12
Net realized and unrealized gain (loss)	7.00	(5.53)	8.88	(.22)	(.83)	1.99C
Total from investment operations	6.82	(5.50)	8.86	(.12)	(.53)	2.11
Distributions from net investment income	–	–	(.11)	(.13)	(.12)	(.19)
Distributions from net realized gain	–	–	(.05)	(3.59)	(4.24)	(3.31)
Total distributions	–	–	(.16)	(3.72)	(4.36)	(3.50)
Redemption fees added to paid in capitalA	–	–D	.01	–D	.05	.01
Net asset value, end of period	$35.37	$28.55	$34.05	$25.34	$29.18	$34.02
Total ReturnE,F,G	23.89%	(16.15)%	35.25%	(.50)%	(1.79)%	6.15%C
Ratios to Average Net AssetsH,I
Expenses before reductions	1.61%J	1.62%	1.65%	1.67%	1.62%	1.65%
Expenses net of fee waivers, if any	1.60%J	1.62%	1.65%	1.67%	1.62%	1.65%
Expenses net of all reductions	1.60%J	1.58%	1.64%	1.67%	1.60%	1.65%
Net investment income (loss)	(1.10)%J	.08%	(.07)%	.40%	.92%B	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$9,509	$8,132	$9,763	$5,644	$6,409	$6,305
Portfolio turnover rateK	71%J	60%	68%	70%	151%	87%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .51%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.12%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$27.90	$33.41	$24.82	$28.68	$33.56	$34.99
Income from Investment Operations
Net investment income (loss)A	(.23)	(.11)	(.13)	–B	.15C	(.02)
Net realized and unrealized gain (loss)	6.83	(5.40)	8.73	(.21)	(.80)	1.97D
Total from investment operations	6.60	(5.51)	8.60	(.21)	(.65)	1.95
Distributions from net investment income	–	–	–	(.06)	(.04)	(.08)
Distributions from net realized gain	–	–	(.02)	(3.59)	(4.24)	(3.31)
Total distributions	–	–	(.02)	(3.65)	(4.28)	(3.39)
Redemption fees added to paid in capitalA	–	–B	.01	–B	.05	.01
Net asset value, end of period	$34.50	$27.90	$33.41	$24.82	$28.68	$33.56
Total ReturnE,F,G	23.66%	(16.49)%	34.71%	(.88)%	(2.21)%	5.71%D
Ratios to Average Net AssetsH,I
Expenses before reductions	2.01%J	2.01%	2.05%	2.07%	2.05%	2.07%
Expenses net of fee waivers, if any	2.01%J	2.01%	2.05%	2.07%	2.05%	2.07%
Expenses net of all reductions	2.01%J	1.98%	2.03%	2.06%	2.02%	2.07%
Net investment income (loss)	(1.50)%J	(.31)%	(.46)%	.01%	.49%C	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,660	$10,138	$12,952	$11,218	$14,355	$10,445
Portfolio turnover rateK	71%J	60%	68%	70%	151%	87%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

 D Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.68%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$29.11	$34.64	$25.78	$29.66	$34.51	$35.83
Income from Investment Operations
Net investment income (loss)A	(.08)	.26	.17	.26	.51B	.33
Net realized and unrealized gain (loss)	7.11	(5.65)	9.00	(.21)	(.84)	2.03C
Total from investment operations	7.03	(5.39)	9.17	.05	(.33)	2.36
Distributions from net investment income	(.25)	(.14)	(.27)	(.35)	(.33)	(.38)
Distributions from net realized gain	–	–	(.05)	(3.59)	(4.24)	(3.31)
Total distributions	(.25)	(.14)	(.32)	(3.93)D	(4.57)	(3.69)
Redemption fees added to paid in capitalA	–	–E	.01	–E	.05	.01
Net asset value, end of period	$35.89	$29.11	$34.64	$25.78	$29.66	$34.51
Total ReturnF,G	24.30%	(15.62)%	36.10%	.15%	(1.14)%	6.83%C
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%J	.96%	1.00%	1.02%	.99%	1.01%
Expenses net of fee waivers, if any	.97%J	.96%	1.00%	1.02%	.98%	1.01%
Expenses net of all reductions	.97%J	.93%	.99%	1.01%	.96%	1.01%
Net investment income (loss)	(.46)%J	.74%	.58%	1.06%	1.55%B	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$1,211,924	$969,679	$1,294,775	$1,004,985	$1,262,274	$1,352,761
Portfolio turnover rateK	71%J	60%	68%	70%	151%	87%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.80%.

 D Total distributions of $3.93 per share is comprised of distributions from net investment income of $.345 and distributions from net realized gain of $3.588 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$28.90	$34.41	$25.62	$29.51	$34.39	$35.75
Income from Investment Operations
Net investment income (loss)A	(.08)	.26	.16	.26	.51B	.34
Net realized and unrealized gain (loss)	7.05	(5.61)	8.95	(.20)	(.84)	2.02C
Total from investment operations	6.97	(5.35)	9.11	.06	(.33)	2.36
Distributions from net investment income	(.23)	(.16)	(.28)	(.36)	(.36)	(.43)
Distributions from net realized gain	–	–	(.05)	(3.59)	(4.24)	(3.31)
Total distributions	(.23)	(.16)	(.33)	(3.95)	(4.60)	(3.73)D
Redemption fees added to paid in capitalA	–	–E	.01	–E	.05	.01
Net asset value, end of period	$35.64	$28.90	$34.41	$25.62	$29.51	$34.39
Total ReturnF,G	24.28%	(15.63)%	36.11%	.16%	(1.14)%	6.87%C
Ratios to Average Net AssetsH,I
Expenses before reductions	.98%J	.98%	1.01%	1.00%	.97%	.98%
Expenses net of fee waivers, if any	.98%J	.98%	1.01%	1.00%	.97%	.98%
Expenses net of all reductions	.98%J	.95%	.99%	.99%	.95%	.98%
Net investment income (loss)	(.47)%J	.72%	.57%	1.07%	1.57%B	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$30,219	$20,854	$27,880	$19,334	$26,961	$19,404
Portfolio turnover rateK	71%J	60%	68%	70%	151%	87%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.84%.

 D Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class Z

	Six months ended (Unaudited) April 30,	Year endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$28.91	$32.63
Income from Investment Operations
Net investment income (loss)B	(.05)	.01
Net realized and unrealized gain (loss)	7.03	(3.73)
Total from investment operations	6.98	(3.72)
Distributions from net investment income	(.32)	–
Distributions from net realized gain	–	–
Total distributions	(.32)	–
Net asset value, end of period	$35.57	$28.91
Total ReturnC,D	24.35%	(11.40)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.84%G	.91%G
Expenses net of fee waivers, if any	.83%G	.90%G
Expenses net of all reductions	.83%G	.87%G
Net investment income (loss)	(.33)%G	.57%G
Supplemental Data
Net assets, end of period (000 omitted)	$952	$323
Portfolio turnover rateH	71%G	60%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, China Region, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$327,412,368
Gross unrealized depreciation	(31,495,003)
Net unrealized appreciation (depreciation)	$295,917,365
Tax cost	$1,048,831,923

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(45,021,541)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $446,769,375 and $398,836,745, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$31,749	$1,200
Class M	.25%	.25%	21,516	430
Class C	.75%	.25%	51,900	7,604
			$105,165	$9,234

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,124
Class M	1,112
Class C(a)	1,270
$7,506

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$31,302.25
Class M	13,631.32
Class C	11,562.22
China Region	972,342.18
Class I	23,875.19
Class Z	188.05
	$1,052,900

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,541 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,592 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $365 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $422. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
China Region	$87

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,229 and a portion of class-level operating expenses as follows:

Amount
Class A	$350
Class M	118
Class C	145
China Region	15,020
Class I	355
Class Z	12
$16,000

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Distributions to shareholders
Class A	$92,117	$79,937
China Region	8,164,383	5,380,060
Class I	170,585	172,796
Class Z	7,761	–
Total	$8,434,846	$5,632,793

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	102,971	281,109	$3,428,814	$9,945,540
Reinvestment of distributions	3,062	2,311	90,830	78,690
Shares redeemed	(102,714)	(506,416)	(3,206,973)	(18,191,086)
Net increase (decrease)	3,319	(222,996)	$312,671	$(8,166,856)
Class M
Shares sold	24,532	116,652	$812,192	$4,199,988
Shares redeemed	(40,535)	(118,515)	(1,278,265)	(4,110,606)
Net increase (decrease)	(16,003)	(1,863)	$(466,073)	$89,382
Class C
Shares sold	29,699	141,748	$961,418	$4,961,864
Shares redeemed	(84,068)	(166,005)	(2,632,501)	(5,613,368)
Net increase (decrease)	(54,369)	(24,257)	$(1,671,083)	$(651,504)
China Region
Shares sold	3,987,067	9,405,338	$134,240,256	$342,970,076
Reinvestment of distributions	260,477	150,399	7,798,692	5,175,224
Shares redeemed	(3,787,862)	(13,622,290)	(121,863,781)	(481,771,408)
Net increase (decrease)	459,682	(4,066,553)	$20,175,167	$(133,626,108)
Class I
Shares sold	259,254	748,387	$8,459,218	$26,698,679
Reinvestment of distributions	4,738	4,532	140,863	154,844
Shares redeemed	(137,704)	(841,495)	(4,379,378)	(29,947,068)
Net increase (decrease)	126,288	(88,576)	$4,220,703	$(3,093,545)
Class Z
Shares sold	17,323	11,185	$523,332	$336,639
Reinvestment of distributions	262	–	7,761	–
Shares redeemed	(2,016)	(3)	(67,266)	(88)
Net increase (decrease)	15,569	11,182	$463,827	$336,551

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Emerging Asia Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Cayman Islands	19.8%
China	19.5%
India	15.8%
Taiwan	9.2%
Hong Kong	8.8%
United States of America*	6.6%
Korea (South)	6.6%
Indonesia	2.9%
Bermuda	1.9%
Other	8.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	94.3
Short-Term Investments and Net Other Assets (Liabilities)	5.7

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	8.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.6
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	6.3
AIA Group Ltd. (Hong Kong, Insurance)	4.7
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	3.1
Kweichow Moutai Co. Ltd. (A Shares) (China, Beverages)	3.1
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	2.5
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	2.2
HDFC Bank Ltd. (India, Banks)	1.9
HKT Trust/HKT Ltd. unit (Multi-National, Diversified Telecommunication Services)	1.7
40.8

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	23.6
Information Technology	13.2
Consumer Discretionary	13.0
Communication Services	12.8
Industrials	8.7
Consumer Staples	7.2
Real Estate	5.1
Energy	4.6
Health Care	2.8
Utilities	1.8

Fidelity® Emerging Asia Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
Australia - 1.5%
Blue Sky Alternative Investments Ltd. (a)	1,183,786	$225,318
HUB24 Ltd. (b)	550,557	5,821,727
Pro Medicus Ltd.	28,423	409,552
SpeedCast International Ltd.	1,464,414	4,005,474
Woodside Petroleum Ltd.	236,307	5,895,430

TOTAL AUSTRALIA		16,357,501

Bermuda - 1.9%
Hongkong Land Holdings Ltd.	1,600,500	11,155,485
Tai Cheung Holdings Ltd.	5,610,000	5,942,675
Vtech Holdings Ltd.	466,800	4,257,539

TOTAL BERMUDA		21,355,699

Cayman Islands - 19.8%
51job, Inc. sponsored ADR (a)	102,200	9,437,148
Alibaba Group Holding Ltd. sponsored ADR (a)	374,500	69,495,965
International Housewares Retail Co. Ltd.	23,055,400	6,054,217
NetEase, Inc. ADR	38,800	11,039,764
Shenzhou International Group Holdings Ltd.	1,152,800	15,473,924
SITC International Holdings Co. Ltd.	5,655,000	6,004,761
Tencent Holdings Ltd.	1,940,700	95,652,573
Value Partners Group Ltd.	6,796,383	5,111,495

TOTAL CAYMAN ISLANDS		218,269,847

China - 19.5%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,897,200	7,775,212
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	1,287,600	5,485,047
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	758,400	10,053,594
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,284,700	10,602,032
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	953,798	9,403,582
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	1,254,622	5,774,886
Kweichow Moutai Co. Ltd. (A Shares)	238,881	34,546,926
Midea Group Co. Ltd. (A Shares)	1,180,400	9,183,946
PICC Property & Casualty Co. Ltd. (H Shares)	5,835,680	6,553,684
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,030,000	24,572,471
Qingdao Port International Co. Ltd. (H Shares) (a)(c)	13,679,000	9,503,180
Shanghai International Airport Co. Ltd. (A Shares)	1,608,769	16,871,424
Shanghai M&G Stationery, Inc. (A Shares)	1,293,554	7,185,237
Shenzhen Expressway Co. (H Shares)	12,018,000	14,630,316
Sinopec Engineering Group Co. Ltd. (H Shares)	7,181,000	6,938,606
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	3,624,752	8,503,628
Wuliangye Yibin Co. Ltd. (A Shares)	680,421	10,341,340
Yunnan Baiyao Group Co. Ltd. (A Shares)	816,721	10,732,128
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,534,800	5,984,249

TOTAL CHINA		214,641,488

Hong Kong - 8.8%
AIA Group Ltd.	5,025,400	51,457,260
Dah Sing Banking Group Ltd.	4,246,800	8,120,284
Hong Kong Exchanges and Clearing Ltd.	406,732	14,102,476
Sino Land Ltd.	4,624,147	8,134,462
Techtronic Industries Co. Ltd.	2,126,500	15,369,742

TOTAL HONG KONG		97,184,224

India - 15.8%
Axis Bank Ltd. (a)	1,218,557	13,416,952
Bharti Infratel Ltd.	521,962	1,967,653
CCL Products (India) Ltd.	1,695,830	6,303,938
Havells India Ltd. (a)	544,441	6,055,555
HDFC Asset Management Co. Ltd. (c)	230,843	5,618,195
HDFC Bank Ltd.	644,419	21,379,041
Housing Development Finance Corp. Ltd.	976,264	27,965,246
Indraprastha Gas Ltd. (a)	1,495,627	6,717,190
Oberoi Realty Ltd.	1,299,217	9,463,333
Petronet LNG Ltd.	3,241,160	11,222,389
Power Grid Corp. of India Ltd.	5,033,838	13,472,331
Reliance Industries Ltd.	1,730,254	34,601,602
TCNS Clothing Co. Ltd. (a)(c)	612,592	7,224,323
UPL Ltd. (a)	595,732	8,289,713

TOTAL INDIA		173,697,461

Indonesia - 2.9%
PT Bank Central Asia Tbk	9,412,000	18,989,123
PT Bank Rakyat Indonesia Tbk	43,615,300	13,375,359

TOTAL INDONESIA		32,364,482

Israel - 0.1%
Sarine Technologies Ltd.	3,360,700	901,886
Japan - 1.4%
Keyence Corp.	11,500	7,135,688
SoftBank Corp.	82,700	8,768,796

TOTAL JAPAN		15,904,484

Korea (South) - 5.6%
Cafe24 Corp. (a)	7,758	639,830
Cuckoo Holdings Co. Ltd.	19,176	2,396,979
Hyundai Fire & Marine Insurance Co. Ltd.	185,021	6,079,890
KB Financial Group, Inc.	293,764	11,640,638
LG Chemical Ltd.	24,363	7,555,814
Samsung Electronics Co. Ltd.	385,290	15,176,456
SK Hynix, Inc.	273,106	18,535,385

TOTAL KOREA (SOUTH)		62,024,992

Malaysia - 0.3%
Bursa Malaysia Bhd	2,156,100	3,520,057
Multi-National - 1.7%
HKT Trust/HKT Ltd. unit	12,373,300	19,179,498
Philippines - 1.3%
Ayala Land, Inc.	15,194,500	14,369,605
Singapore - 0.7%
Wing Tai Holdings Ltd.	5,055,300	7,619,561
Taiwan - 9.2%
E.SUN Financial Holdings Co. Ltd.	15,064,131	12,357,638
Micro-Star International Co. Ltd.	2,101,000	5,819,869
Taiwan Semiconductor Manufacturing Co. Ltd.	8,642,892	72,563,651
Voltronic Power Technology Corp.	545,000	10,758,203

TOTAL TAIWAN		101,499,361

Thailand - 1.9%
Bangkok Bank PCL (For. Reg.)	800,800	5,243,744
Home Product Center PCL (For. Reg.)	15,130,200	7,442,442
Thai Beverage PCL	12,884,100	7,957,241

TOTAL THAILAND		20,643,427

United States of America - 0.9%
IPG Photonics Corp. (a)	58,200	10,169,286
TOTAL COMMON STOCKS
(Cost $710,883,351)		1,029,702,859

Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.
(Cost $11,948,927)	335,850	10,733,258

Money Market Funds - 5.7%
Fidelity Cash Central Fund, 2.49% (d)	58,171,987	58,183,622
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	4,368,890	4,369,327
TOTAL MONEY MARKET FUNDS
(Cost $62,551,973)		62,552,949
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $785,384,251)		1,102,989,066
NET OTHER ASSETS (LIABILITIES) - 0.0%		235,690
NET ASSETS - 100%		$1,103,224,756

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,345,698 or 2.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$393,412
Fidelity Securities Lending Cash Central Fund	25,604
Total	$419,016

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$140,613,758	$36,192,389	$104,421,369	$--
Consumer Discretionary	143,243,570	143,243,570	--	--
Consumer Staples	80,462,972	80,462,972	--	--
Energy	51,719,421	51,719,421	--	--
Financials	263,325,810	154,276,400	109,049,410	--
Health Care	29,048,890	29,048,890	--	--
Industrials	94,270,565	94,270,565	--	--
Information Technology	145,030,962	72,467,311	72,563,651	--
Materials	15,845,527	15,845,527	--	--
Real Estate	56,685,121	56,685,121	--	--
Utilities	20,189,521	20,189,521	--	--
Money Market Funds	62,552,949	62,552,949	--	--
Total Investments in Securities:	$1,102,989,066	$816,954,636	$286,034,430	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,153,143) — See accompanying schedule: Unaffiliated issuers (cost $722,832,278)	$1,040,436,117
Fidelity Central Funds (cost $62,551,973)	62,552,949
Total Investment in Securities (cost $785,384,251)		$1,102,989,066
Foreign currency held at value (cost $3,714,250)		3,714,250
Receivable for investments sold		4,271,187
Receivable for fund shares sold		676,252
Dividends receivable		822,786
Distributions receivable from Fidelity Central Funds		105,907
Prepaid expenses		631
Other receivables		391,416
Total assets		1,112,971,495
Liabilities
Payable for investments purchased	$3,118,457
Payable for fund shares redeemed	1,005,109
Accrued management fee	798,779
Other affiliated payables	191,713
Other payables and accrued expenses	263,521
Collateral on securities loaned	4,369,160
Total liabilities		9,746,739
Net Assets		$1,103,224,756
Net Assets consist of:
Paid in capital		$801,995,239
Total distributable earnings (loss)		301,229,517
Net Assets, for 25,031,823 shares outstanding		$1,103,224,756
Net Asset Value, offering price and redemption price per share ($1,103,224,756 ÷ 25,031,823 shares)		$44.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$5,073,843
Income from Fidelity Central Funds		419,016
Income before foreign taxes withheld		5,492,859
Less foreign taxes withheld		(397,541)
Total income		5,095,318
Expenses
Management fee
Basic fee	$3,401,034
Performance adjustment	446,487
Transfer agent fees	854,713
Accounting and security lending fees	230,832
Custodian fees and expenses	157,797
Independent trustees' fees and expenses	2,712
Registration fees	26,825
Audit	67,364
Legal	2,216
Miscellaneous	18,557
Total expenses before reductions	5,208,537
Expense reductions	(3,698)
Total expenses after reductions		5,204,839
Net investment income (loss)		(109,521)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,232,821)
Fidelity Central Funds	(976)
Foreign currency transactions	(191,123)
Total net realized gain (loss)		(13,424,920)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $145,685)	227,611,982
Fidelity Central Funds	976
Assets and liabilities in foreign currencies	26,750
Total change in net unrealized appreciation (depreciation)		227,639,708
Net gain (loss)		214,214,788
Net increase (decrease) in net assets resulting from operations		$214,105,267

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(109,521)	$11,853,453
Net realized gain (loss)	(13,424,920)	65,607,429
Change in net unrealized appreciation (depreciation)	227,639,708	(262,687,708)
Net increase (decrease) in net assets resulting from operations	214,105,267	(185,226,826)
Distributions to shareholders	(30,935,746)	(11,209,950)
Share transactions
Proceeds from sales of shares	75,985,753	413,143,734
Reinvestment of distributions	27,229,181	9,352,064
Cost of shares redeemed	(97,099,676)	(598,473,348)
Net increase (decrease) in net assets resulting from share transactions	6,115,258	(175,977,550)
Redemption fees	–	23,229
Total increase (decrease) in net assets	189,284,779	(372,391,097)
Net Assets
Beginning of period	913,939,977	1,286,331,074
End of period	$1,103,224,756	$913,939,977
Other Information
Shares
Sold	1,857,795	9,234,180
Issued in reinvestment of distributions	736,521	215,039
Redeemed	(2,469,705)	(13,816,562)
Net increase (decrease)	124,611	(4,367,343)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Asia Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$36.69	$43.94	$33.37	$31.20	$33.03	$30.91
Income from Investment Operations
Net investment income (loss)A	–B	.41	.40	.39	.42	.43
Net realized and unrealized gain (loss)	8.65	(7.27)	10.56	1.91	(1.96)	2.08
Total from investment operations	8.65	(6.86)	10.96	2.30	(1.54)	2.51
Distributions from net investment income	(.39)	(.37)	(.34)	(.13)	(.29)	(.39)
Distributions from net realized gain	(.88)	(.02)	(.05)	–	–	–
Total distributions	(1.27)	(.39)	(.39)	(.13)	(.29)	(.39)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$44.07	$36.69	$43.94	$33.37	$31.20	$33.03
Total ReturnC,D	24.24%	(15.75)%	33.28%	7.42%	(4.69)%	8.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%G	1.02%	1.10%	1.16%	1.09%	1.04%
Expenses net of fee waivers, if any	1.05%G	1.02%	1.10%	1.16%	1.09%	1.04%
Expenses net of all reductions	1.05%G	1.00%	1.08%	1.16%	1.09%	1.04%
Net investment income (loss)	(.02)%G	.93%	1.07%	1.25%	1.26%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,103,225	$913,940	$1,286,331	$922,265	$1,008,178	$1,111,277
Portfolio turnover rateH	37%G	36%	40%	77%	68%	90%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$346,846,438
Gross unrealized depreciation	(33,118,912)
Net unrealized appreciation (depreciation)	$313,727,526
Tax cost	$789,261,540

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $174,692,350 and $199,717,203, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Asia ex Japan Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $377 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,383 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,604. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $3.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,695.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Cayman Islands	13.5%
India	11.9%
Brazil	11.4%
China	9.9%
United States of America*	9.0%
South Africa	5.9%
Taiwan	5.8%
Russia	5.1%
France	4.4%
Other	23.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	97.9
Short-Term Investments and Net Other Assets (Liabilities)	2.1

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	6.0
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	5.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.8
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	3.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.6
Ping An Insurance (Group) Co. of China Ltd. (H Shares) (China, Insurance)	2.2
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.0
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.7
Petroleo Brasileiro SA - Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	1.7
Sberbank of Russia (Russia, Banks)	1.5
30.8

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	22.8
Information Technology	19.2
Consumer Discretionary	16.0
Consumer Staples	8.2
Materials	7.0
Communication Services	7.0
Energy	6.4
Industrials	4.7
Health Care	3.7
Real Estate	2.0

Fidelity® Emerging Markets Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Belgium - 0.5%
Umicore SA	595,938	$23,059,940
Bermuda - 1.1%
Credicorp Ltd. (United States)	207,232	49,093,261
Brazil - 8.2%
BM&F BOVESPA SA	6,071,700	53,344,741
Equatorial Energia SA	1,896,100	39,700,546
Localiza Rent A Car SA	5,710,700	52,721,772
Lojas Renner SA	4,140,500	49,503,109
Notre Dame Intermedica Participacoes SA	4,871,800	43,635,106
Rumo SA (a)	9,223,300	42,575,229
Suzano Papel e Celulose SA	3,294,900	34,225,416
Vale SA sponsored ADR	4,950,400	63,266,112

TOTAL BRAZIL		378,972,031

Cayman Islands - 13.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,303,800	241,946,166
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	578,683	55,241,079
Shenzhou International Group Holdings Ltd.	3,835,300	51,480,865
Tencent Holdings Ltd.	5,643,700	278,164,782

TOTAL CAYMAN ISLANDS		626,832,892

Chile - 1.7%
Banco Santander Chile sponsored ADR	1,353,800	37,906,400
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	1,177,800	41,976,792

TOTAL CHILE		79,883,192

China - 9.9%
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	3,184,390	42,213,298
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	8,665,600	39,886,799
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	2,395,606	41,851,698
Kweichow Moutai Co. Ltd. (A Shares)	464,030	67,107,933
Midea Group Co. Ltd. (A Shares)	5,760,648	44,819,961
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	8,233,000	99,657,710
Shanghai International Airport Co. Ltd. (A Shares)	4,413,700	46,287,195
Shenzhen Inovance Technology Co. Ltd. (A Shares)	10,329,062	38,602,279
Wuliangye Yibin Co. Ltd. (A Shares)	2,427,350	36,891,943

TOTAL CHINA		457,318,816

France - 4.4%
Dassault Systemes SA	267,900	42,382,230
Hermes International SCA	57,184	40,227,087
Kering SA	70,387	41,604,573
LVMH Moet Hennessy - Louis Vuitton SA	111,458	43,760,333
Pernod Ricard SA	203,400	35,440,530

TOTAL FRANCE		203,414,753

Hong Kong - 1.7%
AIA Group Ltd.	4,271,600	43,738,773
Hong Kong Exchanges and Clearing Ltd.	1,045,000	36,232,919

TOTAL HONG KONG		79,971,692

India - 11.9%
Asian Paints Ltd.	2,037,545	42,804,916
Axis Bank Ltd. (a)	5,697,900	62,736,868
Godrej Consumer Products Ltd.	4,223,696	39,527,978
HDFC Bank Ltd.	1,583,997	52,550,184
Housing Development Finance Corp. Ltd.	2,749,546	78,761,206
Infosys Ltd. sponsored ADR	6,160,800	66,290,208
Kotak Mahindra Bank Ltd.	2,543,648	50,639,584
Reliance Industries Ltd.	4,634,618	92,683,044
Tata Consultancy Services Ltd.	2,098,800	68,115,247

TOTAL INDIA		554,109,235

Indonesia - 2.5%
PT Bank Central Asia Tbk	30,544,500	61,624,868
PT Bank Rakyat Indonesia Tbk	173,389,400	53,172,749

TOTAL INDONESIA		114,797,617

Ireland - 0.9%
Accenture PLC Class A	224,700	41,045,949
Japan - 1.7%
Hoya Corp.	536,900	37,666,623
Keyence Corp.	64,300	39,897,805

TOTAL JAPAN		77,564,428

Korea (South) - 3.5%
LG Household & Health Care Ltd.	34,440	42,073,247
Samsung Electronics Co. Ltd.	3,015,627	118,784,631

TOTAL KOREA (SOUTH)		160,857,878

Netherlands - 2.7%
ASML Holding NV (Netherlands)	199,300	41,474,662
Unilever NV (Certificaten Van Aandelen) (Bearer)	639,800	38,710,833
Yandex NV Series A (a)	1,185,900	44,388,237

TOTAL NETHERLANDS		124,573,732

Philippines - 2.0%
Ayala Land, Inc.	49,362,300	46,682,469
SM Prime Holdings, Inc.	58,018,500	46,461,878

TOTAL PHILIPPINES		93,144,347

Russia - 5.1%
Alrosa Co. Ltd.	27,919,200	40,689,434
Lukoil PJSC sponsored ADR	810,600	68,722,668
NOVATEK OAO GDR (Reg. S)	297,722	57,371,029
Sberbank of Russia	20,176,310	70,684,775

TOTAL RUSSIA		237,467,906

South Africa - 5.9%
Capitec Bank Holdings Ltd.	440,900	41,198,645
FirstRand Ltd.	11,337,100	53,820,515
Mondi Ltd.	1,674,941	36,916,613
Naspers Ltd. Class N	555,612	142,931,485

TOTAL SOUTH AFRICA		274,867,258

Spain - 0.8%
Amadeus IT Holding SA Class A	470,300	37,409,483
Sweden - 0.9%
Hexagon AB (B Shares)	730,400	39,903,382
Switzerland - 0.9%
Sika AG	281,990	43,172,324
Taiwan - 5.8%
E.SUN Financial Holdings Co. Ltd.	56,133,000	46,047,879
Taiwan Semiconductor Manufacturing Co. Ltd.	26,431,000	221,908,346

TOTAL TAIWAN		267,956,225

United Arab Emirates - 1.1%
National Bank of Abu Dhabi PJSC (a)	11,414,800	49,722,119
United Kingdom - 1.1%
NMC Health PLC	1,455,751	53,570,006
United States of America - 6.9%
Adobe, Inc. (a)	147,900	42,780,075
MasterCard, Inc. Class A	165,300	42,025,872
MercadoLibre, Inc. (a)	57,800	27,983,292
Microsoft Corp.	332,700	43,450,620
Moody's Corp.	217,300	42,725,526
Thermo Fisher Scientific, Inc.	140,000	38,843,000
TransDigm Group, Inc. (a)	87,200	42,075,744
Visa, Inc. Class A	249,300	40,992,399

TOTAL UNITED STATES OF AMERICA		320,876,528

TOTAL COMMON STOCKS
(Cost $2,968,930,943)		4,389,584,994

Nonconvertible Preferred Stocks - 3.2%
Brazil - 3.2%
Itau Unibanco Holding SA	8,017,365	69,171,268
Petroleo Brasileiro SA - Petrobras sponsored ADR	5,034,500	76,675,435
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $117,731,627)		145,846,703

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 2.49% (c)	122,724,661	122,749,206
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	43,278,645	43,282,973
TOTAL MONEY MARKET FUNDS
(Cost $166,032,179)		166,032,179
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $3,252,694,749)		4,701,463,876
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(67,425,398)
NET ASSETS - 100%		$4,634,038,478

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$578,160
Fidelity Securities Lending Cash Central Fund	1,956,641
Total	$2,534,801

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$322,553,019	$44,388,237	$278,164,782	$--
Consumer Discretionary	739,497,950	552,806,132	186,691,818	--
Consumer Staples	383,704,259	344,993,426	38,710,833	--
Energy	295,452,176	295,452,176	--	--
Financials	1,052,829,990	786,198,548	266,631,442	--
Health Care	173,714,735	173,714,735	--	--
Industrials	222,262,219	222,262,219	--	--
Information Technology	886,460,909	624,649,181	261,811,728	--
Materials	326,111,547	326,111,547	--	--
Real Estate	93,144,347	93,144,347	--	--
Utilities	39,700,546	39,700,546	--	--
Money Market Funds	166,032,179	166,032,179	--	--
Total Investments in Securities:	$4,701,463,876	$3,669,453,273	$1,032,010,603	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $41,967,775) — See accompanying schedule: Unaffiliated issuers (cost $3,086,662,570)	$4,535,431,697
Fidelity Central Funds (cost $166,032,179)	166,032,179
Total Investment in Securities (cost $3,252,694,749)		$4,701,463,876
Foreign currency held at value (cost $39,156)		39,118
Receivable for investments sold		8,715,238
Receivable for fund shares sold		2,727,610
Dividends receivable		8,131,555
Distributions receivable from Fidelity Central Funds		784,438
Prepaid expenses		2,367
Other receivables		2,699,470
Total assets		4,724,563,672
Liabilities
Payable for investments purchased	$22,648,235
Payable for fund shares redeemed	20,668,861
Accrued management fee	2,623,812
Other affiliated payables	684,118
Other payables and accrued expenses	625,316
Collateral on securities loaned	43,274,852
Total liabilities		90,525,194
Net Assets		$4,634,038,478
Net Assets consist of:
Paid in capital		$3,375,035,355
Total distributable earnings (loss)		1,259,003,123
Net Assets		$4,634,038,478
Net Asset Value and Maximum Offering Price
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($3,644,127,741 ÷ 114,362,313 shares)		$31.86
Class K:
Net Asset Value, offering price and redemption price per share ($989,910,737 ÷ 31,052,946 shares)		$31.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$27,951,065
Income from Fidelity Central Funds (including $1,956,641 from security lending)		2,534,801
Income before foreign taxes withheld		30,485,866
Less foreign taxes withheld		(2,735,606)
Total income		27,750,260
Expenses
Management fee	$14,563,055
Transfer agent fees	3,245,969
Accounting and security lending fees	772,215
Custodian fees and expenses	793,233
Independent trustees' fees and expenses	11,825
Registration fees	80,940
Audit	83,313
Legal	6,917
Interest	98,754
Miscellaneous	14,159
Total expenses before reductions	19,670,380
Expense reductions	(1,081,798)
Total expenses after reductions		18,588,582
Net investment income (loss)		9,161,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,657,653
Fidelity Central Funds	(164)
Foreign currency transactions	(774,524)
Total net realized gain (loss)		106,882,965
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	665,359,340
Assets and liabilities in foreign currencies	84,182
Total change in net unrealized appreciation (depreciation)		665,443,522
Net gain (loss)		772,326,487
Net increase (decrease) in net assets resulting from operations		$781,488,165

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,161,678	$39,764,335
Net realized gain (loss)	106,882,965	(46,242,124)
Change in net unrealized appreciation (depreciation)	665,443,522	(732,988,757)
Net increase (decrease) in net assets resulting from operations	781,488,165	(739,466,546)
Distributions to shareholders	(35,645,109)	(31,488,954)
Share transactions - net increase (decrease)	(476,247,041)	277,115,896
Redemption fees	–	97,832
Total increase (decrease) in net assets	269,596,015	(493,741,772)
Net Assets
Beginning of period	4,364,442,463	4,858,184,235
End of period	$4,634,038,478	$4,364,442,463

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.66	$31.37	$24.25	$22.55	$25.44	$24.43
Income from Investment Operations
Net investment income (loss)A	.06	.24	.22	.14	.19	.17
Net realized and unrealized gain (loss)	5.36	(4.76)	7.05	1.66	(2.91)	.86
Total from investment operations	5.42	(4.52)	7.27	1.80	(2.72)	1.03
Distributions from net investment income	(.22)	(.16)	(.15)	(.11)	(.14)	(.02)
Distributions from net realized gain	–B	(.03)	–	–	(.03)	–
Total distributions	(.22)	(.19)	(.15)	(.11)	(.17)	(.02)
Redemption fees added to paid in capitalA	–	–B	–B	.01	–B	–B
Net asset value, end of period	$31.86	$26.66	$31.37	$24.25	$22.55	$25.44
Total ReturnC,D	20.48%	(14.51)%	30.21%	8.07%	(10.76)%	4.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.96%G	.96%	.97%	1.01%	1.05%	1.07%
Expenses net of fee waivers, if any	.96%G	.96%	.97%	1.01%	1.05%	1.07%
Expenses net of all reductions	.91%G	.92%	.96%	1.00%	1.03%	1.07%
Net investment income (loss)	.40%G	.75%	.83%	.61%	.78%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$3,644,128	$3,493,583	$3,933,401	$3,014,957	$2,738,934	$2,370,927
Portfolio turnover rateH	119%G	86%	81%	79%	107%	94%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$26.70	$31.41	$24.28	$22.58	$25.48	$24.42
Income from Investment Operations
Net investment income (loss)A	.08	.28	.26	.18	.24	.23
Net realized and unrealized gain (loss)	5.37	(4.76)	7.06	1.66	(2.92)	.86
Total from investment operations	5.45	(4.48)	7.32	1.84	(2.68)	1.09
Distributions from net investment income	(.26)	(.20)	(.19)	(.15)	(.20)	(.03)
Distributions from net realized gain	–B	(.03)	–	–	(.03)	–
Total distributions	(.27)C	(.23)	(.19)	(.15)	(.22)D	(.03)
Redemption fees added to paid in capitalA	–	–B	–B	.01	–B	–B
Net asset value, end of period	$31.88	$26.70	$31.41	$24.28	$22.58	$25.48
Total ReturnE,F	20.58%	(14.39)%	30.44%	8.27%	(10.60)%	4.47%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.82%	.83%	.84%	.85%	.86%
Expenses net of fee waivers, if any	.82%I	.82%	.82%	.84%	.85%	.85%
Expenses net of all reductions	.77%I	.78%	.81%	.83%	.83%	.85%
Net investment income (loss)	.54%I	.89%	.98%	.78%	.98%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$989,911	$870,859	$924,783	$658,276	$554,041	$623,430
Portfolio turnover rateJ	119%I	86%	81%	79%	107%	94%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.003 per share.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.025 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,463,915,720
Gross unrealized depreciation	(35,746,826)
Net unrealized appreciation (depreciation)	$1,428,168,894
Tax cost	$3,273,294,982

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(283,030,927)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,508,417,133 and $3,043,085,388, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Emerging Markets	$3,034,392.18
Class K	211,577.05
	$3,245,969

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .04%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,408 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$38,196,588	2.49%	$89,914

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,002 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $116,515 from securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $27,433,250. The weighted average interest rate was 2.90%. The interest expense amounted to $8,840 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,056,980 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,850. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Emerging Markets	$158

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,810.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018
Distributions to shareholders
Emerging Markets	$27,210,630	$24,827,626
Class K	8,434,479	6,661,328
Total	$35,645,109	$31,488,954

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018	Six months ended April 30, 2019	Year ended October 31, 2018
Emerging Markets
Shares sold	51,280,889	49,869,535	$1,452,534,091	$1,579,168,818
Reinvestment of distributions	956,493	746,970	25,710,532	23,634,137
Shares redeemed	(68,913,241)	(44,964,469)	(1,908,633,530)	(1,422,584,142)
Net increase (decrease)	(16,675,859)	5,652,036	$(430,388,907)	$180,218,813
Class K
Shares sold	4,142,329	12,153,123	$119,037,767	$380,393,513
Reinvestment of distributions	313,899	210,535	8,434,479	6,661,328
Shares redeemed	(6,021,076)	(9,189,434)	(173,330,380)	(290,157,758)
Net increase (decrease)	(1,564,848)	3,174,224	$(45,858,134)	$96,897,083

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 19% of the total outstanding shares of the Fund.

Fidelity® Europe Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
United Kingdom	31.8%
France	11.4%
Sweden	11.2%
Germany	10.2%
Switzerland	6.2%
Italy	4.9%
Denmark	4.1%
Spain	3.3%
United States of America*	2.6%
Other	14.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of April 30, 2019

% of fund's net assets
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	3.8
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.7
Unilever PLC (United Kingdom, Personal Products)	3.3
Total SA (France, Oil, Gas & Consumable Fuels)	3.2
SAP SE (Germany, Software)	2.2
Lloyds Banking Group PLC (United Kingdom, Banks)	2.2
Sanofi SA (France, Pharmaceuticals)	2.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.0
Deutsche Post AG (Germany, Air Freight & Logistics)	1.8
Swedbank AB (A Shares) (Sweden, Banks)	1.8
26.0

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	21.3
Industrials	16.2
Health Care	14.7
Consumer Staples	9.8
Information Technology	8.9
Energy	7.5
Consumer Discretionary	6.4
Materials	5.0
Communication Services	3.8
Real Estate	3.3

Fidelity® Europe Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Austria - 1.5%
Andritz AG	91,999	$4,385,408
Mayr-Melnhof Karton AG	81,400	10,535,817

TOTAL AUSTRIA		14,921,225

Bailiwick of Jersey - 1.6%
Glencore Xstrata PLC	3,848,700	15,269,948
Belgium - 1.3%
KBC Groep NV	171,400	12,691,833
Bermuda - 1.0%
Vostok New Ventures Ltd. (depositary receipt)	1,745,431	10,214,823
Canada - 1.0%
Lundin Mining Corp. (Sweden)	1,812,094	9,784,468
Denmark - 4.1%
A.P. Moller - Maersk A/S Series B	12,912	16,644,783
DONG Energy A/S (a)	191,300	14,645,746
Scandinavian Tobacco Group A/S (a)	721,700	8,592,570

TOTAL DENMARK		39,883,099

Finland - 1.5%
Nokian Tyres PLC	426,200	14,254,733
France - 11.4%
Altarea SCA	47,600	10,058,329
Amundi SA (a)	174,600	12,542,999
Capgemini SA	111,000	13,458,191
Compagnie de St. Gobain	321,100	13,165,080
Natixis SA	2,007,800	11,818,226
Sanofi SA	229,000	19,980,090
Total SA	556,807	30,953,319

TOTAL FRANCE		111,976,234

Germany - 10.2%
Axel Springer Verlag AG	253,200	14,341,451
Bertrandt AG	182,700	14,241,684
Deutsche Post AG	521,500	18,127,565
Instone Real Estate Group BV (a)(b)	465,776	11,362,512
JOST Werke AG (a)	197,400	7,273,116
LEG Immobilien AG	95,947	11,164,969
SAP SE	168,937	21,777,373
WashTec AG	29,300	2,303,688

TOTAL GERMANY		100,592,358

Ireland - 1.2%
United Drug PLC (United Kingdom)	1,420,241	12,167,602
Italy - 3.6%
Banca Generali SpA	468,100	13,209,527
Prada SpA	2,537,100	7,163,569
Recordati SpA	377,300	15,230,237

TOTAL ITALY		35,603,333

Malta - 1.1%
Kambi Group PLC (b)	542,559	10,809,649
Netherlands - 1.7%
Heineken NV (Bearer)	4,900	528,920
Intertrust NV (a)	843,741	16,002,608

TOTAL NETHERLANDS		16,531,528

Norway - 2.4%
Adevinta ASA:
Class A (b)	522,650	5,271,662
Class B	1,098,100	10,803,508
Schibsted ASA (A Shares)	272,533	7,151,762

TOTAL NORWAY		23,226,932

Spain - 1.6%
Prosegur Cash SA (a)	7,417,400	15,906,608
Sweden - 11.2%
Arjo AB	3,919,701	14,550,843
Essity AB Class B	472,500	14,010,057
Indutrade AB	298,400	9,123,498
Investor AB (B Shares)	301,171	14,363,361
Securitas AB (B Shares)	809,200	14,150,104
Swedbank AB (A Shares)	1,078,200	17,616,949
Swedish Match Co. AB	224,500	10,946,531
Telefonaktiebolaget LM Ericsson (B Shares)	1,564,600	15,477,301

TOTAL SWEDEN		110,238,644

Switzerland - 6.2%
Julius Baer Group Ltd.	303,610	14,665,852
Roche Holding AG (participation certificate)	139,810	36,890,737
Sonova Holding AG Class B	47,917	9,663,814

TOTAL SWITZERLAND		61,220,403

United Kingdom - 31.8%
Aggreko PLC	1,095,400	12,187,122
Ascential PLC	1,313,100	6,105,999
AstraZeneca PLC (United Kingdom)	259,100	19,302,900
BCA Marketplace PLC	5,248,600	14,112,688
BP PLC	5,200,800	37,818,680
Close Brothers Group PLC	527,400	10,673,563
Cranswick PLC	325,700	12,308,177
Diageo PLC	399,700	16,850,438
John Wood Group PLC	858,300	5,265,945
Keywords Studios PLC	305,576	6,204,195
Lloyds Banking Group PLC	25,862,500	21,151,268
Micro Focus International PLC	536,221	13,549,721
Prudential PLC	648,805	14,741,746
Rightmove PLC	1,325,800	9,346,126
Rolls-Royce Holdings PLC	1,435,729	17,193,621
Rotork PLC	2,224,100	9,045,806
Sabre Insurance Group PLC (a)	3,300,000	11,446,512
St. James's Place Capital PLC	944,900	13,818,558
Standard Life PLC	3,682,975	13,394,450
The Weir Group PLC	503,900	10,904,335
Unilever PLC	540,400	32,756,394
Volution Group PLC	1,827,100	4,121,791

TOTAL UNITED KINGDOM		312,300,035

United States of America - 1.0%
Autoliv, Inc. (depositary receipt)	126,400	10,241,629
TOTAL COMMON STOCKS
(Cost $899,047,015)		937,835,084

Nonconvertible Preferred Stocks - 3.0%
Italy - 1.3%
Buzzi Unicem SpA (Risparmio Shares)	861,312	13,118,926
Spain - 1.7%
Grifols SA Class B	840,750	16,185,515
United Kingdom - 0.0%
Rolls-Royce Holdings PLC (C Shares) (b)	106,010,100	138,237
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,183,872)		29,442,678

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 2.49% (c)
(Cost $9,764,920)	9,762,967	9,764,920
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $931,995,807)		977,042,682
NET OTHER ASSETS (LIABILITIES) - 0.6%		5,825,823
NET ASSETS - 100%		$982,868,505

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,772,671 or 9.9% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88,064
Fidelity Securities Lending Cash Central Fund	186,572
Total	$274,636

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$36,945,338	$36,945,338	$--	$--
Consumer Discretionary	63,855,384	42,804,106	21,051,278	--
Consumer Staples	95,993,087	21,429,667	74,563,420	--
Energy	74,037,944	5,265,945	68,771,999	--
Financials	208,256,275	115,502,276	92,753,999	--
Health Care	143,971,738	37,061,653	106,910,085	--
Industrials	161,735,330	73,330,679	88,404,651	--
Information Technology	86,541,951	49,287,277	37,254,674	--
Materials	48,709,159	23,654,743	25,054,416	--
Real Estate	32,585,810	32,585,810	--	--
Utilities	14,645,746	14,645,746	--	--
Money Market Funds	9,764,920	9,764,920	--	--
Total Investments in Securities:	$977,042,682	$462,278,160	$514,764,522	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Europe Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $922,230,887)	$967,277,762
Fidelity Central Funds (cost $9,764,920)	9,764,920
Total Investment in Securities (cost $931,995,807)		$977,042,682
Cash		612
Foreign currency held at value (cost $256,348)		256,340
Receivable for investments sold		32,280,516
Receivable for fund shares sold		182,126
Dividends receivable		9,236,493
Distributions receivable from Fidelity Central Funds		89,307
Prepaid expenses		546
Other receivables		270,692
Total assets		1,019,359,314
Liabilities
Payable for investments purchased	$34,202,094
Payable for fund shares redeemed	1,564,481
Accrued management fee	469,263
Distribution and service plan fees payable	13,511
Other affiliated payables	179,761
Other payables and accrued expenses	61,699
Total liabilities		36,490,809
Net Assets		$982,868,505
Net Assets consist of:
Paid in capital		$913,158,891
Total distributable earnings (loss)		69,709,614
Net Assets		$982,868,505
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,892,825 ÷ 571,115 shares)		$36.58
Maximum offering price per share (100/94.25 of $36.58)		$38.81
Class M:
Net Asset Value and redemption price per share ($6,787,600 ÷ 185,139 shares)		$36.66
Maximum offering price per share (100/96.50 of $36.66)		$37.99
Class C:
Net Asset Value and offering price per share ($7,578,139 ÷ 208,763 shares)(a)		$36.30
Europe:
Net Asset Value, offering price and redemption price per share ($939,851,212 ÷ 25,745,951 shares)		$36.50
Class I:
Net Asset Value, offering price and redemption price per share ($7,569,141 ÷ 207,445 shares)		$36.49
Class Z:
Net Asset Value, offering price and redemption price per share ($189,588 ÷ 5,206 shares)		$36.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$19,664,374
Non-Cash dividends		10,173,510
Income from Fidelity Central Funds		274,636
Income before foreign taxes withheld		30,112,520
Less foreign taxes withheld		(1,283,519)
Total income		28,829,001
Expenses
Management fee
Basic fee	$3,261,083
Performance adjustment	(632,657)
Transfer agent fees	839,125
Distribution and service plan fees	85,038
Accounting and security lending fees	222,762
Custodian fees and expenses	41,351
Independent trustees' fees and expenses	2,683
Registration fees	84,126
Audit	52,958
Legal	2,847
Miscellaneous	3,262
Total expenses before reductions	3,962,578
Expense reductions	(461,664)
Total expenses after reductions		3,500,914
Net investment income (loss)		25,328,087
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,454,962
Foreign currency transactions	(99,763)
Total net realized gain (loss)		8,355,199
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	39,907,878
Assets and liabilities in foreign currencies	22,906
Total change in net unrealized appreciation (depreciation)		39,930,784
Net gain (loss)		48,285,983
Net increase (decrease) in net assets resulting from operations		$73,614,070

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,328,087	$13,390,463
Net realized gain (loss)	8,355,199	96,763,866
Change in net unrealized appreciation (depreciation)	39,930,784	(208,563,140)
Net increase (decrease) in net assets resulting from operations	73,614,070	(98,408,811)
Distributions to shareholders	(96,043,890)	(31,260,216)
Share transactions - net increase (decrease)	19,357,976	(276,592,457)
Total increase (decrease) in net assets	(3,071,844)	(406,261,484)
Net Assets
Beginning of period	985,940,349	1,392,201,833
End of period	$982,868,505	$985,940,349

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Europe Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$37.61	$42.47	$34.17	$37.06	$36.24	$39.45
Income from Investment Operations
Net investment income (loss)B	.88	.34	.26	.22	.37	.47
Net realized and unrealized gain (loss)	1.63	(4.21)C	8.39	(2.67)	1.29	(3.68)
Total from investment operations	2.51	(3.87)	8.65	(2.45)	1.66	(3.21)
Distributions from net investment income	(.11)	(.33)	(.22)	(.29)	(.84)	–
Distributions from net realized gain	(3.43)	(.66)	(.13)	(.15)	–	–
Total distributions	(3.54)	(.99)	(.35)	(.44)	(.84)	–
Redemption fees added to paid in capitalB	–	–	–D	–D	–D	–D
Net asset value, end of period	$36.58	$37.61	$42.47	$34.17	$37.06	$36.24
Total ReturnE,F,G	8.03%	(9.31)%C	25.61%	(6.69)%	4.63%	(8.14)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%J	1.28%	1.32%	1.39%	1.33%	1.35%J
Expenses net of fee waivers, if any	1.12%J	1.28%	1.32%	1.39%	1.33%	1.35%J
Expenses net of all reductions	1.03%J	1.28%	1.28%	1.38%	1.31%	1.35%J
Net investment income (loss)	5.06%	.82%	.70%	.62%	.98%	1.94%J
Supplemental Data
Net assets, end of period (000 omitted)	$20,893	$19,531	$20,925	$17,267	$23,381	$23,633
Portfolio turnover rateK	56%J	57%	73%	62%	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.74)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$37.57	$42.47	$34.13	$36.94	$36.18	$39.45
Income from Investment Operations
Net investment income (loss)B	.83	.21	.15	.11	.26	.40
Net realized and unrealized gain (loss)	1.64	(4.23)C	8.41	(2.67)	1.29	(3.67)
Total from investment operations	2.47	(4.02)	8.56	(2.56)	1.55	(3.27)
Distributions from net investment income	–	(.23)	(.09)	(.09)	(.79)	–
Distributions from net realized gain	(3.38)	(.66)	(.13)	(.15)	–	–
Total distributions	(3.38)	(.88)D	(.22)	(.25)E	(.79)	–
Redemption fees added to paid in capitalB	–	–	–F	–F	–F	–F
Net asset value, end of period	$36.66	$37.57	$42.47	$34.13	$36.94	$36.18
Total ReturnG,H,I	7.88%	(9.63)%C	25.25%	(6.99)%	4.33%	(8.29)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	1.44%L	1.61%	1.63%	1.70%	1.61%	1.62%L
Expenses net of fee waivers, if any	1.44%L	1.61%	1.63%	1.70%	1.61%	1.61%L
Expenses net of all reductions	1.35%L	1.61%	1.59%	1.68%	1.59%	1.61%L
Net investment income (loss)	4.74%L	.50%	.39%	.31%	.70%	1.68%L
Supplemental Data
Net assets, end of period (000 omitted)	$6,788	$7,257	$8,874	$6,980	$9,632	$13,679
Portfolio turnover rateM	56%L	57%	73%	62%	87%	80%N

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (10.06)%.

 D Total distributions of $.88 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $.657 per share.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.092 and distributions from net realized gain of $.154 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$37.23	$42.15	$33.82	$36.81	$36.07	$39.45
Income from Investment Operations
Net investment income (loss)B	.74	.02	(.03)	(.06)	.07	.29
Net realized and unrealized gain (loss)	1.63	(4.18)C	8.36	(2.65)	1.29	(3.67)
Total from investment operations	2.37	(4.16)	8.33	(2.71)	1.36	(3.38)
Distributions from net investment income	–	(.10)	–	(.12)	(.62)	–
Distributions from net realized gain	(3.30)	(.66)	–	(.15)	–	–
Total distributions	(3.30)	(.76)	–	(.28)D	(.62)	–
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$36.30	$37.23	$42.15	$33.82	$36.81	$36.07
Total ReturnF,G,H	7.62%	(10.04)%C	24.63%	(7.43)%	3.79%	(8.57)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.93%K	2.06%	2.11%	2.18%	2.13%	2.10%K
Expenses net of fee waivers, if any	1.93%K	2.06%	2.11%	2.18%	2.13%	2.10%K
Expenses net of all reductions	1.84%K	2.06%	2.07%	2.17%	2.11%	2.10%K
Net investment income (loss)	4.25%K	.04%	(.09)%	(.17)%	.18%	1.19%K
Supplemental Data
Net assets, end of period (000 omitted)	$7,578	$10,060	$10,721	$9,007	$11,151	$6,818
Portfolio turnover rateL	56%K	57%	73%	62%	87%	80%M

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (10.47)%.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.154 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$37.70	$42.53	$34.26	$37.19	$36.32	$37.92
Income from Investment Operations
Net investment income (loss)A	.93	.48	.38	.33	.48	.94B
Net realized and unrealized gain (loss)	1.62	(4.24)C	8.40	(2.68)	1.30	(2.00)
Total from investment operations	2.55	(3.76)	8.78	(2.35)	1.78	(1.06)
Distributions from net investment income	(.32)	(.41)	(.38)	(.43)	(.91)	(.52)
Distributions from net realized gain	(3.43)	(.66)	(.13)	(.15)	–	(.02)
Total distributions	(3.75)	(1.07)	(.51)	(.58)	(.91)	(.54)
Redemption fees added to paid in capitalA	–	–	–D	–D	–D	–D
Net asset value, end of period	$36.50	$37.70	$42.53	$34.26	$37.19	$36.32
Total ReturnE,F	8.21%	(9.05)%C	26.05%	(6.42)%	4.97%	(2.82)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.96%	1.00%	1.07%	1.03%	.97%
Expenses net of fee waivers, if any	.81%I	.96%	1.00%	1.07%	1.03%	.97%
Expenses net of all reductions	.72%I	.96%	.96%	1.06%	1.01%	.96%
Net investment income (loss)	5.37%I	1.14%	1.02%	.94%	1.28%	2.43%B
Supplemental Data
Net assets, end of period (000 omitted)	$939,851	$941,670	$1,343,213	$1,066,488	$1,384,134	$1,237,047
Portfolio turnover rateJ	56%I	57%	73%	62%	87%	80%K

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.93%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.48)%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$37.69	$42.53	$34.29	$37.21	$36.32	$39.45
Income from Investment Operations
Net investment income (loss)B	.94	.48	.39	.35	.50	.56
Net realized and unrealized gain (loss)	1.61	(4.23)C	8.38	(2.67)	1.30	(3.69)
Total from investment operations	2.55	(3.75)	8.77	(2.32)	1.80	(3.13)
Distributions from net investment income	(.32)	(.43)	(.41)	(.45)	(.91)	–
Distributions from net realized gain	(3.43)	(.66)	(.13)	(.15)	–	–
Total distributions	(3.75)	(1.09)	(.53)D	(.60)	(.91)	–
Redemption fees added to paid in capitalB	–	–	–E	–E	–E	–E
Net asset value, end of period	$36.49	$37.69	$42.53	$34.29	$37.21	$36.32
Total ReturnF,G	8.23%	(9.02)%C	26.04%	(6.33)%	5.02%	(7.93)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J	.95%	.98%	1.01%	.98%	.97%J
Expenses net of fee waivers, if any	.78%J	.95%	.98%	1.01%	.98%	.97%J
Expenses net of all reductions	.69%J	.95%	.94%	1.00%	.96%	.96%J
Net investment income (loss)	5.40%J	1.16%	1.04%	1.00%	1.33%	2.33%J
Supplemental Data
Net assets, end of period (000 omitted)	$7,569	$7,318	$8,469	$5,340	$6,552	$5,666
Portfolio turnover rateK	56%J	57%	73%	62%	87%	80%L

 A For the period March 18, 2014 (commencement of sale of shares) to October 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.45)%.

 D Total distributions of $.53 per share is comprised of distributions from net investment income of $.408 and distributions from net realized gain of $.126 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class Z

	Six months ended (Unaudited) April 30,	Year endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$37.69	$41.00
Income from Investment Operations
Net investment income (loss)B	.95	.06
Net realized and unrealized gain (loss)	1.61	(3.37)C
Total from investment operations	2.56	(3.31)
Distributions from net investment income	(.41)	–
Distributions from net realized gain	(3.43)	–
Total distributions	(3.83)D	–
Net asset value, end of period	$36.42	$37.69
Total ReturnE,F	8.30%	(8.07)%C
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.91%I
Expenses net of fee waivers, if any	.68%I	.90%I
Expenses net of all reductions	.59%I	.90%I
Net investment income (loss)	5.50%I	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$190	$104
Portfolio turnover rateJ	56%I	57%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.16 per share. Excluding these litigation proceeds, the total return would have been (8.50)%.

 D Total distributions of $3.83 per share is comprised of distributions from net investment income of $.405 and distributions from net realized gain of $3.427 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Europe, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$87,404,251
Gross unrealized depreciation	(47,849,815)
Net unrealized appreciation (depreciation)	$39,554,436
Tax cost	$937,488,246

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $265,795,776 and $313,517,920, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$24,350	$2,097
Class M	.25%	.25%	16,560	239
Class C	.75%	.25%	44,128	8,475
			$85,038	$10,811

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,766
Class M	149
Class C(a)	317
$6,232

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$23,020.24
Class M	10,058.30
Class C	12,863.29
Europe	788,108.17
Class I	5,030.15
Class Z	46.05
	$839,125

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,364 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $186,572. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $441,461 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Europe	$598

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,604 and a portion of class-level operating expenses as follows:

Amount
Class A	$329
Class M	111
Class C	151
Europe	15,290
Class I	116
Class Z	4
$16,001

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Distributions to shareholders
Class A	$1,831,498	$501,208
Class M	614,305	186,202
Class C	867,653	200,227
Europe	92,001,047	30,143,621
Class I	707,340	228,958
Class Z	22,047	–
Total	$96,043,890	$31,260,216

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	94,453	219,725	$3,161,158	$9,120,083
Reinvestment of distributions	55,527	11,776	1,772,425	482,917
Shares redeemed	(98,233)	(204,787)	(3,321,716)	(8,469,723)
Net increase (decrease)	51,747	26,714	$1,611,867	$1,133,277
Class M
Shares sold	2,653	32,492	$92,217	$1,375,839
Reinvestment of distributions	19,078	4,513	611,073	185,442
Shares redeemed	(29,775)	(52,789)	(1,051,648)	(2,166,691)
Net increase (decrease)	(8,044)	(15,784)	$(348,358)	$(605,410)
Class C
Shares sold	4,297	79,985	$146,790	$3,363,120
Reinvestment of distributions	27,024	4,833	858,558	197,576
Shares redeemed	(92,770)	(68,943)	(3,171,112)	(2,831,033)
Net increase (decrease)	(61,449)	15,875	$(2,165,764)	$729,663
Europe
Shares sold	677,236	2,475,476	$23,120,327	$104,461,482
Reinvestment of distributions	2,737,998	696,409	87,123,097	28,552,790
Shares redeemed	(2,645,492)	(9,777,479)	(90,515,350)	(410,827,963)
Net increase (decrease)	769,742	(6,605,594)	$19,728,074	$(277,813,691)
Class I
Shares sold	55,607	129,107	$1,917,627	$5,438,702
Reinvestment of distributions	20,748	5,434	659,789	222,682
Shares redeemed	(63,081)	(139,490)	(2,136,025)	(5,809,512)
Net increase (decrease)	13,274	(4,949)	$441,391	$(148,128)
Class Z
Shares sold	4,209	2,761	$152,323	$111,832
Reinvestment of distributions	695	–	22,047	–
Shares redeemed	(2,459)	–	(83,604)	–
Net increase (decrease)	2,445	2,761	$90,766	$111,832

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Japan Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	97.6%
United States of America*	1.8%
Bermuda	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	98.6
Short-Term Investments and Net Other Assets (Liabilities)	1.4

Top Ten Stocks as of April 30, 2019

% of fund's net assets
SoftBank Corp. (Wireless Telecommunication Services)	7.0
Hoya Corp. (Health Care Equipment & Supplies)	3.9
Sony Corp. (Household Durables)	3.6
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.4
Shimadzu Corp. (Electronic Equipment & Components)	3.0
Nidec Corp. (Electrical Equipment)	2.6
ORIX Corp. (Diversified Financial Services)	2.5
Suzuki Motor Corp. (Automobiles)	2.4
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	2.3
Tokio Marine Holdings, Inc. (Insurance)	2.1
32.8

Top Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	21.4
Information Technology	13.5
Consumer Discretionary	13.3
Financials	11.4
Communication Services	10.1
Health Care	9.9
Consumer Staples	9.7
Materials	8.1
Real Estate	1.2

Fidelity® Japan Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Entertainment - 1.5%
Nintendo Co. Ltd.	29,900	$10,298,032
Interactive Media & Services - 0.6%
LIFULL Co. Ltd.	778,300	4,192,109
Media - 1.0%
Dentsu, Inc.	163,500	6,656,246
Wireless Telecommunication Services - 7.0%
SoftBank Corp.	443,500	47,024,920

TOTAL COMMUNICATION SERVICES		68,171,307

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.8%
Aisin Seiki Co. Ltd.	78,400	3,029,867
DaikyoNishikawa Corp.	267,100	2,678,313
		5,708,180
Automobiles - 4.2%
Subaru Corp.	484,200	11,825,182
Suzuki Motor Corp.	361,600	16,441,528
		28,266,710
Distributors - 0.6%
Arata Corp.	112,800	4,025,136
Hotels, Restaurants & Leisure - 0.9%
Koshidaka Holdings Co. Ltd.	462,200	6,431,258
Household Durables - 4.0%
Sekisui Chemical Co. Ltd.	183,100	2,927,430
Sony Corp.	481,100	24,232,097
		27,159,527
Internet & Direct Marketing Retail - 0.8%
Zozo, Inc.	289,200	5,101,468
Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	117,800	5,604,740
Specialty Retail - 1.2%
Nitori Holdings Co. Ltd.	43,200	5,138,471
USS Co. Ltd.	148,400	2,832,249
		7,970,720

TOTAL CONSUMER DISCRETIONARY		90,267,739

CONSUMER STAPLES - 9.7%
Food & Staples Retailing - 4.8%
Ain Holdings, Inc.	57,300	4,547,170
Nishimoto Co. Ltd.	113,700	4,092,975
San-A Co. Ltd. (a)	29,600	1,158,544
Seven & i Holdings Co. Ltd.	301,100	10,420,261
Sundrug Co. Ltd.	81,100	2,166,647
Tsuruha Holdings, Inc.	61,300	5,211,284
Welcia Holdings Co. Ltd.	129,800	5,097,850
		32,694,731
Food Products - 0.8%
Morinaga & Co. Ltd.	124,000	5,148,346
Personal Products - 4.1%
Kao Corp.	170,400	13,089,571
Kose Corp.	33,500	6,270,255
Shiseido Co. Ltd.	110,500	8,647,955
		28,007,781

TOTAL CONSUMER STAPLES		65,850,858

FINANCIALS - 11.4%
Banks - 3.4%
Mitsubishi UFJ Financial Group, Inc.	4,680,500	23,222,423
Capital Markets - 1.1%
JAFCO Co. Ltd.	93,100	3,497,675
SBI Holdings, Inc. Japan	188,400	4,013,405
		7,511,080
Consumer Finance - 0.9%
AEON Financial Service Co. Ltd.	287,500	5,933,502
Diversified Financial Services - 2.5%
ORIX Corp.	1,218,600	17,191,345
Insurance - 3.5%
AFLAC, Inc.	55,500	2,796,090
Sony Financial Holdings, Inc.	307,400	6,255,898
Tokio Marine Holdings, Inc.	284,900	14,327,481
		23,379,469

TOTAL FINANCIALS		77,237,819

HEALTH CARE - 9.9%
Health Care Equipment & Supplies - 6.7%
Hoya Corp.	382,200	26,813,528
Nakanishi, Inc.	137,600	2,634,775
Olympus Corp.	768,800	8,585,549
Paramount Bed Holdings Co. Ltd.	120,400	5,641,977
Sysmex Corp.	37,300	2,126,932
		45,802,761
Health Care Providers & Services - 0.9%
N Field Co. Ltd. (b)	188,800	1,222,001
Ship Healthcare Holdings, Inc.	118,700	4,864,361
		6,086,362
Pharmaceuticals - 2.3%
Takeda Pharmaceutical Co. Ltd.	416,341	15,363,701

TOTAL HEALTH CARE		67,252,824

INDUSTRIALS - 21.4%
Building Products - 2.8%
Daikin Industries Ltd.	100,300	12,770,143
Toto Ltd.	152,600	6,424,831
		19,194,974
Commercial Services & Supplies - 0.8%
Sohgo Security Services Co., Ltd.	128,300	5,706,957
Construction & Engineering - 1.5%
Mirait Holdings Corp.	315,000	4,612,101
Toshiba Plant Systems & Services Corp.	293,900	5,255,611
		9,867,712
Electrical Equipment - 2.6%
Nidec Corp.	123,700	17,528,655
Machinery - 6.2%
Fanuc Corp.	42,100	7,909,561
Hoshizaki Corp. (c)	131,100	8,473,630
Kitz Corp.	330,900	2,518,993
Minebea Mitsumi, Inc.	461,500	8,161,542
Misumi Group, Inc.	450,460	11,638,080
Nabtesco Corp.	40,000	1,217,290
Shima Seiki Manufacturing Ltd.	55,400	1,852,552
		41,771,648
Professional Services - 3.3%
Outsourcing, Inc.	357,700	4,665,722
Persol Holdings Co., Ltd.	337,400	6,312,147
Recruit Holdings Co. Ltd.	208,300	6,224,972
SMS Co., Ltd.	269,900	5,165,643
		22,368,484
Road & Rail - 2.3%
East Japan Railway Co.	124,500	11,696,149
Hitachi Transport System Ltd.	150,800	4,169,523
		15,865,672
Trading Companies & Distributors - 1.9%
Itochu Corp.	371,400	6,668,163
MonotaRO Co. Ltd.	44,600	1,025,766
Trusco Nakayama Corp.	196,900	4,958,073
		12,652,002

TOTAL INDUSTRIALS		144,956,104

INFORMATION TECHNOLOGY - 13.5%
Electronic Equipment & Components - 7.1%
Azbil Corp.	238,000	5,698,155
Dexerials Corp.	511,800	3,225,312
Ibiden Co. Ltd.	104,700	1,869,458
Iriso Electronics Co. Ltd.	118,600	6,132,555
Murata Manufacturing Co. Ltd.	101,100	5,076,601
Shimadzu Corp.	753,400	20,114,113
TDK Corp.	71,200	6,193,528
		48,309,722
IT Services - 4.4%
GMO Internet, Inc.	457,800	7,064,574
IT Holdings Corp.	83,900	3,811,069
ITOCHU Techno-Solutions Corp.	273,900	6,690,443
Net One Systems Co. Ltd.	47,300	1,217,796
NSD Co. Ltd.	170,500	4,219,835
NTT Data Corp.	250,600	2,911,050
Otsuka Corp.	92,200	3,616,985
		29,531,752
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp. (d)	952,200	5,068,940
Software - 1.2%
Money Forward, Inc. (b)(d)	98,700	4,027,034
Oracle Corp. Japan	61,900	4,228,727
		8,255,761

TOTAL INFORMATION TECHNOLOGY		91,166,175

MATERIALS - 8.1%
Chemicals - 8.1%
Axalta Coating Systems Ltd. (d)	154,700	4,173,806
JSR Corp.	338,900	5,135,448
Kansai Paint Co. Ltd.	429,100	8,147,103
KH Neochem Co. Ltd.	174,800	5,060,640
Nissan Chemical Corp.	133,500	5,908,299
Nitto Denko Corp.	71,700	3,855,496
NOF Corp.	128,400	4,558,750
Okamoto Industries, Inc.	42,800	2,209,255
Shin-Etsu Chemical Co. Ltd.	131,300	12,437,331
Tokyo Ohka Kogyo Co. Ltd.	118,500	3,765,788
		55,251,916
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Invincible Investment Corp.	11,276	5,698,988
Real Estate Management & Development - 0.4%
Daiwa House Industry Co. Ltd.	91,600	2,558,172

TOTAL REAL ESTATE		8,257,160

TOTAL COMMON STOCKS
(Cost $593,019,231)		668,411,902

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 2.49% (e)	4,099,229	4,100,049
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	1,152,908	1,153,023
TOTAL MONEY MARKET FUNDS
(Cost $5,253,144)		5,253,072
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $598,272,375)		673,664,974
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,901,009
NET ASSETS - 100%		$677,565,983

Legend

 (a) A portion of the security sold on a delayed delivery basis.

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121,494
Fidelity Securities Lending Cash Central Fund	84,105
Total	$205,599

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$68,171,307	$10,848,355	$57,322,952	$--
Consumer Discretionary	90,267,739	66,035,642	24,232,097	--
Consumer Staples	65,850,858	55,430,597	10,420,261	--
Financials	77,237,819	54,015,396	23,222,423	--
Health Care	67,252,824	51,889,123	15,363,701	--
Industrials	144,956,104	124,276,400	20,679,704	--
Information Technology	91,166,175	86,089,574	5,076,601	--
Materials	55,251,916	42,814,585	12,437,331	--
Real Estate	8,257,160	8,257,160	--	--
Money Market Funds	5,253,072	5,253,072	--	--
Total Investments in Securities:	$673,664,974	$504,909,904	$168,755,070	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,091,938) — See accompanying schedule: Unaffiliated issuers (cost $593,019,231)	$668,411,902
Fidelity Central Funds (cost $5,253,144)	5,253,072
Total Investment in Securities (cost $598,272,375)		$673,664,974
Receivable for securities sold on a delayed delivery basis		1,176,122
Receivable for fund shares sold		73,238
Dividends receivable		5,082,926
Distributions receivable from Fidelity Central Funds		17,712
Prepaid expenses		193
Other receivables		32,707
Total assets		680,047,872
Liabilities
Payable for investments purchased
Regular delivery	$3,050
Delayed delivery	336,519
Payable for fund shares redeemed	350,981
Accrued management fee	448,454
Distribution and service plan fees payable	13,668
Other affiliated payables	122,284
Other payables and accrued expenses	55,583
Collateral on securities loaned	1,151,350
Total liabilities		2,481,889
Net Assets		$677,565,983
Net Assets consist of:
Paid in capital		$703,007,686
Total distributable earnings (loss)		(25,441,703)
Net Assets		$677,565,983
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($15,176,231 ÷ 1,025,561 shares)		$14.80
Maximum offering price per share (100/94.25 of $14.80)		$15.70
Class M:
Net Asset Value and redemption price per share ($3,888,640 ÷ 263,880 shares)		$14.74
Maximum offering price per share (100/96.50 of $14.74)		$15.27
Class C:
Net Asset Value and offering price per share ($10,689,288 ÷ 734,360 shares)(a)		$14.56
Japan:
Net Asset Value, offering price and redemption price per share ($397,522,432 ÷ 26,813,312 shares)		$14.83
Class I:
Net Asset Value, offering price and redemption price per share ($249,970,058 ÷ 16,876,906 shares)		$14.81
Class Z:
Net Asset Value, offering price and redemption price per share ($319,334 ÷ 21,577 shares)		$14.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$7,090,033
Interest		1,436
Income from Fidelity Central Funds		205,599
Income before foreign taxes withheld		7,297,068
Less foreign taxes withheld		(708,668)
Total income		6,588,400
Expenses
Management fee
Basic fee	$2,247,054
Performance adjustment	93,054
Transfer agent fees	573,305
Distribution and service plan fees	85,472
Accounting and security lending fees	161,938
Custodian fees and expenses	32,271
Independent trustees' fees and expenses	1,618
Registration fees	80,588
Audit	48,655
Legal	893
Interest	3,879
Miscellaneous	1,533
Total expenses before reductions	3,330,260
Expense reductions	(70,484)
Total expenses after reductions		3,259,776
Net investment income (loss)		3,328,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(133,601)
Fidelity Central Funds	(74)
Foreign currency transactions	30,681
Futures contracts	124,181
Total net realized gain (loss)		21,187
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	26,809,894
Fidelity Central Funds	90
Assets and liabilities in foreign currencies	(447,022)
Total change in net unrealized appreciation (depreciation)		26,362,962
Net gain (loss)		26,384,149
Net increase (decrease) in net assets resulting from operations		$29,712,773

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,328,624	$1,758,486
Net realized gain (loss)	21,187	41,576,809
Change in net unrealized appreciation (depreciation)	26,362,962	(63,407,131)
Net increase (decrease) in net assets resulting from operations	29,712,773	(20,071,836)
Distributions to shareholders	(2,139,920)	(3,858,691)
Share transactions - net increase (decrease)	128,538,324	88,029,029
Redemption fees	–	7,512
Total increase (decrease) in net assets	156,111,177	64,106,014
Net Assets
Beginning of period	521,454,806	457,348,792
End of period	$677,565,983	$521,454,806

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Japan Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.15	$15.08	$12.59	$11.87	$11.65	$12.00
Income from Investment Operations
Net investment income (loss)A	.05	.03	.06	.06	.04	.05
Net realized and unrealized gain (loss)	.60	(.85)	2.52	.72	.23	(.31)
Total from investment operations	.65	(.82)	2.58	.78	.27	(.26)
Distributions from net investment income	–	(.08)	(.06)	(.05)	(.05)	(.08)
Distributions from net realized gain	–	(.04)	(.03)	(.01)	–	(.01)
Total distributions	–	(.11)B	(.09)	(.06)	(.05)	(.09)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$14.80	$14.15	$15.08	$12.59	$11.87	$11.65
Total ReturnD,E,F	4.59%	(5.48)%	20.70%	6.56%	2.31%	(2.18)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.33%	1.11%	1.08%	1.10%	1.23%
Expenses net of fee waivers, if any	1.32%I	1.33%	1.11%	1.08%	1.10%	1.23%
Expenses net of all reductions	1.30%I	1.32%	1.11%	1.08%	1.09%	1.23%
Net investment income (loss)	.72%I	.17%	.45%	.51%	.37%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$15,176	$14,587	$16,155	$23,910	$23,918	$21,352
Portfolio turnover rateJ	33%I	40%	23%	15%	35%	112%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.11 per share is comprised of distributions from net investment income of $.078 and distributions from net realized gain of $.035 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.11	$15.06	$12.57	$11.85	$11.62	$11.96
Income from Investment Operations
Net investment income (loss)A	.03	(.03)	.01	.02	–B	.01
Net realized and unrealized gain (loss)	.60	(.84)	2.52	.71	.23	(.30)
Total from investment operations	.63	(.87)	2.53	.73	.23	(.29)
Distributions from net investment income	–	(.05)	(.01)	–B	–	(.04)
Distributions from net realized gain	–	(.04)	(.03)	(.01)	–	(.01)
Total distributions	–	(.08)C	(.04)	(.01)	–	(.05)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$14.74	$14.11	$15.06	$12.57	$11.85	$11.62
Total ReturnD,E,F	4.46%	(5.81)%	20.24%	6.15%	1.98%	(2.42)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.67%	1.46%	1.44%	1.43%	1.54%
Expenses net of fee waivers, if any	1.64%I	1.67%	1.46%	1.44%	1.43%	1.54%
Expenses net of all reductions	1.62%I	1.66%	1.46%	1.44%	1.42%	1.54%
Net investment income (loss)	.40%I	(.17)%	.10%	.16%	.04%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$3,889	$3,993	$4,464	$4,193	$4,809	$4,104
Portfolio turnover rateJ	33%I	40%	23%	15%	35%	112%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.08 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.035 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$14.92	$12.44	$11.77	$11.58	$11.96
Income from Investment Operations
Net investment income (loss)A	–B	(.08)	(.03)	(.02)	(.04)	(.03)
Net realized and unrealized gain (loss)	.59	(.83)	2.51	.69	.23	(.32)
Total from investment operations	.59	(.91)	2.48	.67	.19	(.35)
Distributions from net investment income	–	–B	–	–	–	(.03)
Distributions from net realized gain	–	(.04)	–	–	–	(.01)
Total distributions	–	(.04)	–	–	–	(.03)C
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$14.56	$13.97	$14.92	$12.44	$11.77	$11.58
Total ReturnD,E,F	4.22%	(6.13)%	19.94%	5.69%	1.64%	(2.90)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.00%I	2.04%	1.81%	1.81%	1.81%	1.93%
Expenses net of fee waivers, if any	2.00%I	2.03%	1.81%	1.81%	1.81%	1.93%
Expenses net of all reductions	1.98%I	2.03%	1.81%	1.81%	1.80%	1.93%
Net investment income (loss)	.04%I	(.53)%	(.25)%	(.21)%	(.34)%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,689	$12,586	$13,542	$15,077	$18,491	$13,162
Portfolio turnover rateJ	33%I	40%	23%	15%	35%	112%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.20	$15.13	$12.64	$11.91	$11.69	$12.03
Income from Investment Operations
Net investment income (loss)A	.07	.07	.10	.09	.08	.09
Net realized and unrealized gain (loss)	.61	(.86)	2.54	.72	.23	(.32)
Total from investment operations	.68	(.79)	2.64	.81	.31	(.23)
Distributions from net investment income	(.05)	(.11)	(.11)	(.07)	(.09)	(.11)
Distributions from net realized gain	–	(.04)	(.03)	(.01)	–	(.01)
Total distributions	(.05)	(.14)B	(.15)C	(.08)	(.09)	(.11)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$14.83	$14.20	$15.13	$12.64	$11.91	$11.69
Total ReturnF,G	4.82%	(5.28)%	21.13%	6.80%	2.66%	(1.90)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.01%J	1.05%	.82%	.78%	.80%	.90%
Expenses net of fee waivers, if any	1.00%J	1.05%	.82%	.78%	.80%	.90%
Expenses net of all reductions	.99%J	1.04%	.82%	.78%	.79%	.90%
Net investment income (loss)	1.03%J	.45%	.74%	.81%	.67%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$397,522	$297,644	$247,372	$352,936	$485,803	$415,612
Portfolio turnover rateK	33%J	40%	23%	15%	35%	112%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.14 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.035 per share.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.112 and distributions from net realized gain of $.034 per share.

 D Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$14.18	$15.12	$12.62	$11.89	$11.67	$12.02
Income from Investment Operations
Net investment income (loss)A	.08	.08	.11	.10	.08	.09
Net realized and unrealized gain (loss)	.59	(.85)	2.53	.70	.23	(.32)
Total from investment operations	.67	(.77)	2.64	.80	.31	(.23)
Distributions from net investment income	(.04)	(.14)	(.11)	(.07)	(.09)	(.12)
Distributions from net realized gain	–	(.04)	(.03)	(.01)	–	(.01)
Total distributions	(.04)	(.17)B	(.14)	(.07)C	(.09)	(.12)D
Redemption fees added to paid in capitalA	–	–E	–E	–E	–E	–E
Net asset value, end of period	$14.81	$14.18	$15.12	$12.62	$11.89	$11.67
Total ReturnF,G	4.76%	(5.18)%	21.22%	6.77%	2.72%	(1.90)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.96%J	.98%	.76%	.77%	.80%	.89%
Expenses net of fee waivers, if any	.95%J	.98%	.76%	.77%	.80%	.89%
Expenses net of all reductions	.94%J	.97%	.76%	.76%	.79%	.89%
Net investment income (loss)	1.08%J	.52%	.80%	.83%	.67%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$249,970	$192,555	$175,816	$7,032	$13,957	$20,253
Portfolio turnover rateK	33%J	40%	23%	15%	35%	112%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.17 per share is comprised of distributions from net investment income of $.135 and distributions from net realized gain of $.035 per share.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.065 and distributions from net realized gain of $.006 per share.

 D Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class Z

	Six months ended (Unaudited) April 30,	Year endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.19	$15.77
Income from Investment Operations
Net investment income (loss)B	.08	(.01)
Net realized and unrealized gain (loss)	.59	(1.57)
Total from investment operations	.67	(1.58)
Distributions from net investment income	(.06)	–
Distributions from net realized gain	–	–
Total distributions	(.06)	–
Net asset value, end of period	$14.80	$14.19
Total ReturnC,D	4.78%	(10.02)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.87%G	.96%G
Expenses net of fee waivers, if any	.86%G	.96%G
Expenses net of all reductions	.84%G	.95%G
Net investment income (loss)	1.18%G	(.73)%G
Supplemental Data
Net assets, end of period (000 omitted)	$319	$90
Portfolio turnover rateH	33%G	40%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Japan, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$110,303,366
Gross unrealized depreciation	(38,312,700)
Net unrealized appreciation (depreciation)	$71,990,666
Tax cost	$601,674,308

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$(98,806,038)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $241,106,550 and $103,892,276, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .72% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$17,551	$658
Class M	.25%	.25%	9,478	205
Class C	.75%	.25%	58,443	7,379
			$85,472	$8,242

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,700
Class M	152
Class C(a)	648
$3,500

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$17,860.25
Class M	6,137.32
Class C	10,764.18
Japan	388,537.19
Class I	149,939.14
Class Z	68.05
	$573,305

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$17,680,333	2.63%	$3,879

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $867 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $84,105. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $51,949 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,535 and a portion of class-level operating expenses as follows:

Amount
Class A	$325
Class M	91
Class C	286
Japan	10,002
Class I	5,288
Class Z	8
$16,000

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Distributions to shareholders
Class A	$–	$121,236
Class M	–	24,538
Class C	–	35,656
Japan	1,540,617	1,679,410
Class I	598,003	1,997,851
Class Z	1,300	–
Total	$2,139,920	$3,858,691

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	165,607	227,462	$2,333,852	$3,578,036
Reinvestment of distributions	–	7,603	–	116,628
Shares redeemed	(170,838)	(275,394)	(2,353,824)	(4,276,195)
Net increase (decrease)	(5,231)	(40,329)	$(19,972)	$(581,531)
Class M
Shares sold	4,785	26,530	$66,458	$416,546
Reinvestment of distributions	–	1,589	–	24,389
Shares redeemed	(23,826)	(41,543)	(336,383)	(648,170)
Net increase (decrease)	(19,041)	(13,424)	$(269,925)	$(207,235)
Class C
Shares sold	22,795	247,078	$308,906	$3,881,516
Reinvestment of distributions	–	2,227	–	33,918
Shares redeemed	(189,538)	(255,967)	(2,626,188)	(3,954,581)
Net increase (decrease)	(166,743)	(6,662)	$(2,317,282)	$(39,147)
Japan
Shares sold	10,517,954	13,428,936	$149,618,291	$195,751,878
Reinvestment of distributions	110,302	102,752	1,507,832	1,578,266
Shares redeemed	(4,770,033)	(8,929,520)	(66,583,019)	(137,886,513)
Net increase (decrease)	5,858,223	4,602,168	$84,543,104	$59,443,631
Class I
Shares sold	3,478,941	2,319,602	$48,897,950	$34,952,986
Reinvestment of distributions	43,742	129,754	597,082	1,987,832
Shares redeemed	(223,302)	(501,872)	(3,103,646)	(7,627,507)
Net increase (decrease)	3,299,381	1,947,484	$46,391,386	$29,313,311
Class Z
Shares sold	18,951	6,341	$263,149	$100,000
Reinvestment of distributions	64	–	875	–
Shares redeemed	(3,779)	–	(53,011)	–
Net increase (decrease)	15,236	6,341	$211,013	$100,000

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 28% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

Fidelity® Japan Smaller Companies Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	95.7%
United States of America*	4.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	95.7
Short-Term Investments and Net Other Assets (Liabilities)	4.3

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Yamada Consulting Group Co. Ltd. (Professional Services)	2.5
Central Automotive Products Ltd. (Distributors)	2.0
Amano Corp. (Electronic Equipment & Components)	2.0
A/S One Corp. (Health Care Providers & Services)	1.8
Tokyo Gas Co. Ltd. (Gas Utilities)	1.8
Sumitomo Electric Industries Ltd. (Auto Components)	1.7
Mitsubishi Chemical Holdings Corp. (Chemicals)	1.7
Otsuka Corp. (IT Services)	1.7
Mitsubishi Heavy Industries Ltd. (Machinery)	1.7
Hakuhodo DY Holdings, Inc. (Media)	1.6
18.5

Top Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	25.8
Consumer Discretionary	18.3
Information Technology	11.2
Materials	9.3
Financials	7.9
Consumer Staples	7.4
Health Care	5.7
Communication Services	4.7
Utilities	2.9
Energy	1.8

Fidelity® Japan Smaller Companies Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
COMMUNICATION SERVICES - 4.7%
Entertainment - 2.1%
Daiichikosho Co. Ltd.	167,900	$8,199,434
DeNA Co. Ltd.	367,300	5,720,773
		13,920,207
Interactive Media & Services - 1.0%
Yahoo! Japan Corp.	2,470,000	6,563,311
Media - 1.6%
Hakuhodo DY Holdings, Inc.	650,000	10,929,126

TOTAL COMMUNICATION SERVICES		31,412,644

CONSUMER DISCRETIONARY - 18.3%
Auto Components - 4.7%
Aisin Seiki Co. Ltd.	160,000	6,183,401
Bridgestone Corp.	244,900	9,686,516
DaikyoNishikawa Corp.	385,900	3,869,566
Sumitomo Electric Industries Ltd.	869,500	11,509,294
		31,248,777
Automobiles - 2.2%
Isuzu Motors Ltd.	761,000	10,899,731
Subaru Corp.	146,000	3,565,627
		14,465,358
Distributors - 3.6%
Central Automotive Products Ltd.	885,000	13,521,882
Chori Co. Ltd.	196,100	2,918,747
PALTAC Corp.	136,000	7,459,581
		23,900,210
Hotels, Restaurants & Leisure - 1.6%
Koshidaka Holdings Co. Ltd.	782,000	10,881,099
Internet & Direct Marketing Retail - 1.0%
Aucnet, Inc.	575,000	6,514,206
Specialty Retail - 4.1%
Arc Land Sakamoto Co. Ltd.	493,700	6,395,342
Fuji Corp.	340,600	6,861,227
Nitori Holdings Co. Ltd.	68,600	8,159,702
Workman Co. Ltd.	116,000	5,602,406
		27,018,677
Textiles, Apparel & Luxury Goods - 1.1%
Hagihara Industries, Inc. (a)	565,600	7,377,502

TOTAL CONSUMER DISCRETIONARY		121,405,829

CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 2.3%
Kirindo Holdings Co. Ltd.	301,100	4,654,555
Mitsubishi Shokuhin Co. Ltd.	142,300	3,679,016
San-A Co. Ltd.	184,000	7,201,760
		15,535,331
Food Products - 5.1%
Japan Meat Co. Ltd.	347,400	5,326,623
Kotobuki Spirits Co. Ltd.	217,000	9,710,894
Morinaga & Co. Ltd.	209,700	8,706,517
S Foods, Inc.	294,569	10,127,917
		33,871,951

TOTAL CONSUMER STAPLES		49,407,282

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Idemitsu Kosan Co. Ltd.	147,000	4,757,260
San-Ai Oil Co. Ltd.	860,800	7,248,354
		12,005,614
FINANCIALS - 7.9%
Banks - 2.3%
Mitsubishi UFJ Financial Group, Inc.	1,374,600	6,820,114
Shinsei Bank Ltd.	603,300	8,351,260
		15,171,374
Consumer Finance - 1.1%
AEON Financial Service Co. Ltd.	341,600	7,050,033
Diversified Financial Services - 2.0%
ORIX Corp.	676,800	9,547,926
Ricoh Leasing Co. Ltd.	125,000	3,635,711
		13,183,637
Insurance - 2.5%
T&D Holdings, Inc.	878,000	9,430,648
Tokio Marine Holdings, Inc. (b)	149,500	7,518,282
		16,948,930

TOTAL FINANCIALS		52,353,974

HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 2.1%
Medikit Co. Ltd.	141,100	7,207,316
Paramount Bed Holdings Co. Ltd.	138,900	6,508,892
		13,716,208
Health Care Providers & Services - 1.8%
A/S One Corp.	148,000	11,811,302
Pharmaceuticals - 1.8%
Santen Pharmaceutical Co. Ltd.	450,000	6,843,216
Shionogi & Co. Ltd.	93,000	5,406,598
		12,249,814

TOTAL HEALTH CARE		37,777,324

INDUSTRIALS - 25.8%
Air Freight & Logistics - 0.8%
AIT Corp.	573,220	5,567,791
Airlines - 1.4%
Japan Airlines Co. Ltd.	284,600	9,527,119
Building Products - 1.6%
Sekisui Jushi Corp.	546,300	10,534,157
Commercial Services & Supplies - 3.0%
Aeon Delight Co. Ltd.	173,800	5,843,000
ProNexus, Inc. (b)	416,400	4,945,439
Secom Joshinetsu Co. Ltd.	290,000	9,385,071
		20,173,510
Construction & Engineering - 1.6%
Hokuriku Electrical Construction Co. Ltd.	859,300	7,042,874
Toshiba Plant Systems & Services Corp.	184,500	3,299,286
		10,342,160
Electrical Equipment - 1.7%
Aichi Electric Co. Ltd. (c)	193,100	4,680,372
Denyo Co. Ltd.	522,600	6,624,276
		11,304,648
Machinery - 2.8%
Mitsubishi Heavy Industries Ltd.	266,700	11,063,519
NGK Insulators Ltd.	515,000	7,600,521
		18,664,040
Marine - 0.9%
Nippon Concept Corp.	645,000	6,293,954
Professional Services - 4.3%
Funai Soken Holdings, Inc. (b)	257,880	6,651,010
Persol Holdings Co., Ltd.	285,000	5,331,837
Yamada Consulting Group Co. Ltd.	752,700	16,304,723
		28,287,570
Trading Companies & Distributors - 6.4%
Inaba Denki Sangyo Co. Ltd.	268,800	10,918,982
Itochu Corp.	505,000	9,066,834
Mitani Shoji Co. Ltd.	143,100	7,463,629
Trusco Nakayama Corp.	242,550	6,107,570
Yuasa Trading Co. Ltd.	305,800	8,688,514
		42,245,529
Transportation Infrastructure - 1.3%
Kamigumi Co. Ltd.	352,000	8,380,125

TOTAL INDUSTRIALS		171,320,603

INFORMATION TECHNOLOGY - 11.2%
Electronic Equipment & Components - 4.2%
Amano Corp. (b)	497,200	12,899,215
Dexerials Corp.	856,500	5,397,576
Hitachi High-Technologies Corp.	215,000	9,553,840
		27,850,631
IT Services - 3.7%
GMO Internet, Inc.	285,000	4,397,998
Otsuka Corp.	287,000	11,258,943
TKC Corp.	224,200	8,744,998
		24,401,939
Semiconductors & Semiconductor Equipment - 1.0%
Renesas Electronics Corp. (d)	1,260,000	6,707,482
Software - 1.3%
Broadleaf Co. Ltd.	592,200	3,035,560
Oracle Corp. Japan	77,200	5,273,953
		8,309,513
Technology Hardware, Storage & Peripherals - 1.0%
Elecom Co. Ltd. (b)	203,500	6,795,817

TOTAL INFORMATION TECHNOLOGY		74,065,382

MATERIALS - 9.3%
Chemicals - 6.3%
C. Uyemura & Co. Ltd.	131,400	8,115,553
Lintec Corp.	408,000	8,786,678
Mitsubishi Chemical Holdings Corp.	1,604,800	11,368,084
Nihon Parkerizing Co. Ltd.	300,000	3,896,943
SK Kaken Co. Ltd.	23,600	9,681,943
		41,849,201
Construction Materials - 1.6%
Taiheiyo Cement Corp.	328,500	10,527,806
Metals & Mining - 1.4%
JFE Holdings, Inc.	547,000	9,354,414

TOTAL MATERIALS		61,731,421

REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Century21 Real Estate Japan Ltd.	415,400	4,504,719
UTILITIES - 2.9%
Electric Utilities - 1.1%
The Okinawa Electric Power Co., Inc.	445,740	7,358,641
Gas Utilities - 1.8%
Tokyo Gas Co. Ltd.	457,200	11,602,894

TOTAL UTILITIES		18,961,535

TOTAL COMMON STOCKS
(Cost $512,703,921)		634,946,327

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 2.49% (e)	18,395,458	18,399,137
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	136,515	136,529
TOTAL MONEY MARKET FUNDS
(Cost $18,535,592)		18,535,666
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $531,239,513)		653,481,993
NET OTHER ASSETS (LIABILITIES) - 1.5%		10,104,942
NET ASSETS - 100%		$663,586,935

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) A portion of the security sold on a delayed delivery basis.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$294,616
Fidelity Securities Lending Cash Central Fund	25,894
Total	$320,510

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$31,412,644	$31,412,644	$--	$--
Consumer Discretionary	121,405,829	121,405,829	--	--
Consumer Staples	49,407,282	49,407,282	--	--
Energy	12,005,614	12,005,614	--	--
Financials	52,353,974	45,533,860	6,820,114	--
Health Care	37,777,324	37,777,324	--	--
Industrials	171,320,603	171,320,603	--	--
Information Technology	74,065,382	74,065,382	--	--
Materials	61,731,421	61,731,421	--	--
Real Estate	4,504,719	4,504,719	--	--
Utilities	18,961,535	18,961,535	--	--
Money Market Funds	18,535,666	18,535,666	--	--
Total Investments in Securities:	$653,481,993	$646,661,879	$6,820,114	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $129,947) — See accompanying schedule: Unaffiliated issuers (cost $512,703,921)	$634,946,327
Fidelity Central Funds (cost $18,535,592)	18,535,666
Total Investment in Securities (cost $531,239,513)		$653,481,993
Receivable for securities sold on a delayed delivery basis		3,772,081
Receivable for fund shares sold		237,405
Dividends receivable		7,147,350
Distributions receivable from Fidelity Central Funds		33,861
Prepaid expenses		401
Other receivables		5,410
Total assets		664,678,501
Liabilities
Payable for investments purchased
Regular delivery	$13,350
Delayed delivery	15,007
Payable for fund shares redeemed	376,926
Accrued management fee	380,545
Transfer agent fee payable	97,378
Other affiliated payables	27,253
Other payables and accrued expenses	44,607
Collateral on securities loaned	136,500
Total liabilities		1,091,566
Net Assets		$663,586,935
Net Assets consist of:
Paid in capital		$536,612,211
Total distributable earnings (loss)		126,974,724
Net Assets, for 40,369,310 shares outstanding		$663,586,935
Net Asset Value, offering price and redemption price per share ($663,586,935 ÷ 40,369,310 shares)		$16.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$8,961,567
Income from Fidelity Central Funds		320,510
Income before foreign taxes withheld		9,282,077
Less foreign taxes withheld		(896,157)
Total income		8,385,920
Expenses
Management fee	$2,297,696
Transfer agent fees	590,433
Accounting and security lending fees	164,367
Custodian fees and expenses	29,734
Independent trustees' fees and expenses	1,918
Registration fees	15,553
Audit	34,084
Legal	1,007
Miscellaneous	2,344
Total expenses before reductions	3,137,136
Expense reductions	(5,602)
Total expenses after reductions		3,131,534
Net investment income (loss)		5,254,386
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,689,630
Fidelity Central Funds	(69)
Foreign currency transactions	(60,743)
Futures contracts	(1,808,185)
Total net realized gain (loss)		20,820,633
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(20,000,690)
Fidelity Central Funds	62
Assets and liabilities in foreign currencies	(47,340)
Futures contracts	(93,523)
Total change in net unrealized appreciation (depreciation)		(20,141,491)
Net gain (loss)		679,142
Net increase (decrease) in net assets resulting from operations		$5,933,528

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,254,386	$7,601,888
Net realized gain (loss)	20,820,633	32,636,042
Change in net unrealized appreciation (depreciation)	(20,141,491)	(80,999,571)
Net increase (decrease) in net assets resulting from operations	5,933,528	(40,761,641)
Distributions to shareholders	(34,049,418)	(35,635,448)
Share transactions
Proceeds from sales of shares	20,221,721	220,739,615
Reinvestment of distributions	31,582,463	32,808,433
Cost of shares redeemed	(75,503,464)	(225,809,121)
Net increase (decrease) in net assets resulting from share transactions	(23,699,280)	27,738,927
Redemption fees	–	8,581
Total increase (decrease) in net assets	(51,815,170)	(48,649,581)
Net Assets
Beginning of period	715,402,105	764,051,686
End of period	$663,586,935	$715,402,105
Other Information
Shares
Sold	1,262,654	11,538,209
Issued in reinvestment of distributions	1,977,612	1,763,894
Redeemed	(4,648,625)	(12,068,741)
Net increase (decrease)	(1,408,359)	1,233,362

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Japan Smaller Companies Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$17.12	$18.84	$15.66	$13.76	$13.10	$13.86
Income from Investment Operations
Net investment income (loss)A	.13	.18	.17	.17	.10	.09
Net realized and unrealized gain (loss)	.03	(1.00)	3.42	1.93	.78	(.53)
Total from investment operations	.16	(.82)	3.59	2.10	.88	(.44)
Distributions from net investment income	(.11)	(.16)	(.17)	(.09)	(.03)	(.02)
Distributions from net realized gain	(.73)	(.74)	(.25)	(.11)	(.19)	(.31)
Total distributions	(.84)	(.90)	(.41)B	(.20)	(.22)	(.33)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	.01
Net asset value, end of period	$16.44	$17.12	$18.84	$15.66	$13.76	$13.10
Total ReturnD,E	1.08%	(4.71)%	23.68%	15.44%	6.93%	(3.16)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.94%	.95%	.96%	.98%	1.00%
Expenses net of fee waivers, if any	.94%H	.93%	.95%	.96%	.98%	1.00%
Expenses net of all reductions	.94%H	.93%	.94%	.96%	.97%	1.00%
Net investment income (loss)	1.58%H	.95%	1.04%	1.18%	.77%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$663,587	$715,402	$764,052	$587,034	$502,842	$416,052
Portfolio turnover rateI	22%H	17%	20%	30%	41%	112%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.41 per share is comprised of distributions from net investment income of $.169 and distributions from net realized gain of $.245 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$136,820,191
Gross unrealized depreciation	(35,459,266)
Net unrealized appreciation (depreciation)	$101,360,925
Tax cost	$552,121,068

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,473,506.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $71,003,425 and $104,997,345, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $974 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $25,894. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,933 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $57.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $2,612.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund, VIP FundsManager 50% Portfolio and VIP FundsManager 60% Portfolio were the owners of record of approximately 16%, 11% and 13%, respectively, of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 51% of the total outstanding shares of the Fund.

Fidelity® Latin America Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Brazil	70.2%
Mexico	19.3%
Panama	4.1%
Israel	2.1%
United States of America*	2.1%
Bermuda	1.3%
Argentina	0.8%
Spain	0.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	99.5
Short-Term Investments and Net Other Assets (Liabilities)	0.5

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Itausa-Investimentos Itau SA (PN) (Brazil, Banks)	11.4
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	10.3
Itau Unibanco Holding SA (Brazil, Banks)	5.1
Azul SA sponsored ADR (Brazil, Airlines)	4.3
Grupo Financiero Banorte S.A.B. de CV Series O (Mexico, Banks)	4.2
Suzano Papel e Celulose SA (Brazil, Paper & Forest Products)	4.2
Hapvida Participacoes e Investimentos SA (Brazil, Insurance)	3.6
BTG Pactual Participations Ltd. unit (Brazil, Capital Markets)	3.3
Credito Real S.A.B. de CV (Mexico, Consumer Finance)	3.2
Banco del Bajio SA (Mexico, Banks)	3.2
52.8

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	48.8
Consumer Discretionary	12.2
Industrials	10.9
Energy	10.3
Health Care	7.8
Materials	5.5
Information Technology	2.1
Consumer Staples	1.9

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2019, 27.3% of the Fund’s total assets were invested in the Diversified Banks industry, which accounts for more than 20% of the Latin American market.

Fidelity® Latin America Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.2%
	Shares	Value
Argentina - 0.8%
Bolsas y Mercados Argentinos SA	645,351	$4,220,387
Bermuda - 1.3%
Credicorp Ltd. (United States)	27,585	6,534,887
Brazil - 41.9%
Atacadao Distribuicao Comercio e Industria Ltda	1,846,115	9,981,290
Azul SA sponsored ADR (a)	855,473	22,208,079
BTG Pactual Participations Ltd. unit	1,598,307	16,867,191
Companhia de Locacao das Americas	1,494,112	15,622,808
CVC Brasil Operadora e Agencia de Viagens SA	710,242	10,286,563
Estacio Participacoes SA	2,270,943	15,741,560
Hapvida Participacoes e Investimentos SA (b)	2,438,995	18,822,266
IRB Brasil Resseguros SA	503,844	12,065,735
Lojas Renner SA	1,267,622	15,155,472
Notre Dame Intermedica Participacoes SA	1,230,389	11,020,189
Qualicorp Consultoria E Corret	3,615,771	15,860,667
Ser Educacional SA (b)	2,338,972	13,761,466
Sul America SA unit	1,358,708	10,811,173
Suzano Papel e Celulose SA	2,078,786	21,593,164
Vale SA	542,567	6,932,393

TOTAL BRAZIL		216,730,016

Israel - 2.1%
Ituran Location & Control Ltd.	300,540	11,050,856
Mexico - 19.3%
Banco del Bajio SA (b)	7,594,069	16,327,584
Credito Real S.A.B. de CV	14,635,664	16,698,681
Genomma Lab Internacional SA de CV (a)	16,630,496	13,369,137
Grupo Aeroportuario Norte S.A.B. de CV	1,330,458	8,197,043
Grupo Financiero Banorte S.A.B. de CV Series O	3,476,504	21,974,626
Qualitas Controladora S.A.B. de CV	4,768,593	12,649,842
Unifin Financiera SAPI de CV	4,768,717	10,698,186

TOTAL MEXICO		99,915,099

Panama - 4.1%
Copa Holdings SA Class A	123,873	10,313,666
Intergroup Financial Services Corp.	248,403	10,954,572

TOTAL PANAMA		21,268,238

Spain - 0.1%
Prosegur Cash SA (b)	131,005	280,940
United States of America - 1.6%
First Cash Financial Services, Inc.	84,342	8,238,527
TOTAL COMMON STOCKS
(Cost $325,598,990)		368,238,950

Nonconvertible Preferred Stocks - 28.3%
Brazil - 28.3%
Alpargatas SA (PN)	1,908,773	7,618,346
Itau Unibanco Holding SA	3,091,293	26,670,690
Itausa-Investimentos Itau SA (PN)	19,422,987	58,995,632
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	7,683,765	53,124,600
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $93,439,064)		146,409,268

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.49% (c)
(Cost $656,385)	656,254	656,385
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $419,694,439)		515,304,603
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,792,417
NET ASSETS - 100%		$517,097,020

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,192,256 or 9.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,966
Fidelity Securities Lending Cash Central Fund	1,871
Total	$39,837

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Latin America Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $419,038,054)	$514,648,218
Fidelity Central Funds (cost $656,385)	656,385
Total Investment in Securities (cost $419,694,439)		$515,304,603
Foreign currency held at value (cost $483,513)		479,237
Receivable for investments sold		20,353
Receivable for fund shares sold		114,684
Dividends receivable		2,867,474
Distributions receivable from Fidelity Central Funds		5,083
Prepaid expenses		229
Other receivables		16,964
Total assets		518,808,627
Liabilities
Payable for investments purchased	$157,933
Payable for fund shares redeemed	1,042,607
Accrued management fee	294,240
Transfer agent fee payable	104,579
Distribution and service plan fees payable	8,006
Other affiliated payables	22,045
Other payables and accrued expenses	82,197
Total liabilities		1,711,607
Net Assets		$517,097,020
Net Assets consist of:
Paid in capital		$497,312,046
Total distributable earnings (loss)		19,784,974
Net Assets		$517,097,020
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($15,855,452 ÷ 663,617 shares)		$23.89
Maximum offering price per share (100/94.25 of $23.89)		$25.35
Class M:
Net Asset Value and redemption price per share ($5,302,879 ÷ 221,285 shares)		$23.96
Maximum offering price per share (100/96.50 of $23.96)		$24.83
Class C:
Net Asset Value and offering price per share ($2,915,997 ÷ 120,307 shares)(a)		$24.24
Latin America:
Net Asset Value, offering price and redemption price per share ($489,162,879 ÷ 20,554,063 shares)		$23.80
Class I:
Net Asset Value, offering price and redemption price per share ($3,649,331 ÷ 153,480 shares)		$23.78
Class Z:
Net Asset Value, offering price and redemption price per share ($210,482 ÷ 8,871 shares)		$23.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$12,761,015
Income from Fidelity Central Funds		39,837
Income before foreign taxes withheld		12,800,852
Less foreign taxes withheld		(866,220)
Total income		11,934,632
Expenses
Management fee	$1,760,786
Transfer agent fees	624,238
Distribution and service plan fees	51,823
Accounting and security lending fees	131,361
Custodian fees and expenses	100,469
Independent trustees' fees and expenses	1,389
Registration fees	62,506
Audit	47,392
Legal	714
Interest	443
Miscellaneous	17,145
Total expenses before reductions	2,798,266
Expense reductions	(18,374)
Total expenses after reductions		2,779,892
Net investment income (loss)		9,154,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,664,757
Foreign currency transactions	(257,107)
Total net realized gain (loss)		19,407,650
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	24,193,527
Assets and liabilities in foreign currencies	742
Total change in net unrealized appreciation (depreciation)		24,194,269
Net gain (loss)		43,601,919
Net increase (decrease) in net assets resulting from operations		$52,756,659

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,154,740	$13,382,179
Net realized gain (loss)	19,407,650	40,059,458
Change in net unrealized appreciation (depreciation)	24,194,269	(118,083,853)
Net increase (decrease) in net assets resulting from operations	52,756,659	(64,642,216)
Distributions to shareholders	(10,500,914)	(9,005,746)
Share transactions - net increase (decrease)	1,552,020	(88,546,151)
Redemption fees	–	87,345
Total increase (decrease) in net assets	43,807,765	(162,106,768)
Net Assets
Beginning of period	473,289,255	635,396,023
End of period	$517,097,020	$473,289,255

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Latin America Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.98	$24.93	$22.45	$18.09	$30.31	$40.71
Income from Investment Operations
Net investment income (loss)A	.38	.50	.42	.40	.28	.49
Net realized and unrealized gain (loss)	1.95	(3.16)	2.48	4.27	(10.11)	(4.08)
Total from investment operations	2.33	(2.66)	2.90	4.67	(9.83)	(3.59)
Distributions from net investment income	(.42)	(.29)	(.43)	(.31)	(.31)	(.57)
Distributions from net realized gain	–	–	–	–	(2.08)	(6.25)
Total distributions	(.42)	(.29)	(.43)	(.31)	(2.39)	(6.82)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	.01
Net asset value, end of period	$23.89	$21.98	$24.93	$22.45	$18.09	$30.31
Total ReturnC,D,E	10.86%	(10.78)%	13.55%	26.29%	(34.60)%	(9.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.39%H	1.38%	1.39%	1.40%	1.40%	1.38%
Expenses net of fee waivers, if any	1.38%H	1.38%	1.39%	1.40%	1.40%	1.38%
Expenses net of all reductions	1.38%H	1.36%	1.38%	1.39%	1.39%	1.38%
Net investment income (loss)	3.29%H	2.08%	1.90%	2.14%	1.26%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$15,855	$14,157	$17,801	$19,115	$16,424	$34,898
Portfolio turnover rateI	48%H	53%	51%	108%	30%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.00	$24.96	$22.47	$18.11	$30.33	$40.68
Income from Investment Operations
Net investment income (loss)A	.35	.43	.36	.35	.22	.40
Net realized and unrealized gain (loss)	1.96	(3.16)	2.49	4.27	(10.13)	(4.08)
Total from investment operations	2.31	(2.73)	2.85	4.62	(9.91)	(3.68)
Distributions from net investment income	(.35)	(.23)	(.37)	(.26)	(.23)	(.43)
Distributions from net realized gain	–	–	–	–	(2.08)	(6.25)
Total distributions	(.35)	(.23)	(.37)	(.26)	(2.31)	(6.68)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	.01
Net asset value, end of period	$23.96	$22.00	$24.96	$22.47	$18.11	$30.33
Total ReturnC,D,E	10.70%	(11.04)%	13.24%	25.93%	(34.78)%	(9.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.66%H	1.66%	1.66%	1.68%	1.67%	1.65%
Expenses net of fee waivers, if any	1.65%H	1.66%	1.66%	1.68%	1.67%	1.65%
Expenses net of all reductions	1.65%H	1.63%	1.66%	1.68%	1.66%	1.65%
Net investment income (loss)	3.02%H	1.80%	1.62%	1.86%	.99%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$5,303	$5,098	$6,740	$7,378	$5,284	$9,761
Portfolio turnover rateI	48%H	53%	51%	108%	30%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.16	$25.12	$22.61	$18.18	$30.37	$40.59
Income from Investment Operations
Net investment income (loss)A	.30	.32	.26	.26	.11	.25
Net realized and unrealized gain (loss)	1.99	(3.18)	2.52	4.30	(10.17)	(4.07)
Total from investment operations	2.29	(2.86)	2.78	4.56	(10.06)	(3.82)
Distributions from net investment income	(.21)	(.10)	(.28)	(.13)	(.05)	(.16)
Distributions from net realized gain	–	–	–	–	(2.08)	(6.25)
Total distributions	(.21)	(.10)	(.28)	(.13)	(2.13)	(6.41)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	.01
Net asset value, end of period	$24.24	$22.16	$25.12	$22.61	$18.18	$30.37
Total ReturnC,D,E	10.44%	(11.43)%	12.71%	25.31%	(35.08)%	(9.74)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.14%H	2.13%	2.14%	2.15%	2.15%	2.13%
Expenses net of fee waivers, if any	2.14%H	2.13%	2.14%	2.14%	2.15%	2.13%
Expenses net of all reductions	2.14%H	2.11%	2.14%	2.14%	2.15%	2.13%
Net investment income (loss)	2.53%H	1.33%	1.15%	1.39%	.51%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,916	$3,498	$5,094	$6,590	$5,394	$11,349
Portfolio turnover rateI	48%H	53%	51%	108%	30%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.94	$24.89	$22.41	$18.08	$30.34	$40.80
Income from Investment Operations
Net investment income (loss)A	.42	.57	.49	.45	.34	.59
Net realized and unrealized gain (loss)	1.94	(3.15)	2.46	4.26	(10.11)	(4.10)
Total from investment operations	2.36	(2.58)	2.95	4.71	(9.77)	(3.51)
Distributions from net investment income	(.50)	(.37)	(.48)	(.38)	(.41)	(.71)
Distributions from net realized gain	–	–	–	–	(2.08)	(6.25)
Total distributions	(.50)	(.37)	(.48)	(.38)	(2.49)	(6.96)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	.01
Net asset value, end of period	$23.80	$21.94	$24.89	$22.41	$18.08	$30.34
Total ReturnC,D	11.06%	(10.50)%	13.87%	26.65%	(34.45)%	(8.79)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.07%G	1.07%	1.09%	1.14%	1.13%	1.08%
Expenses net of fee waivers, if any	1.07%G	1.07%	1.09%	1.14%	1.12%	1.08%
Expenses net of all reductions	1.06%G	1.05%	1.09%	1.13%	1.12%	1.07%
Net investment income (loss)	3.61%G	2.39%	2.19%	2.40%	1.53%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$489,163	$445,845	$597,161	$596,514	$481,005	$933,298
Portfolio turnover rateH	48%G	53%	51%	108%	30%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$21.92	$24.88	$22.40	$18.08	$30.35	$40.79
Income from Investment Operations
Net investment income (loss)A	.42	.59	.51	.46	.36	.60
Net realized and unrealized gain (loss)	1.94	(3.15)	2.45	4.26	(10.13)	(4.07)
Total from investment operations	2.36	(2.56)	2.96	4.72	(9.77)	(3.47)
Distributions from net investment income	(.50)	(.40)	(.49)	(.40)	(.42)	(.73)
Distributions from net realized gain	–	–	–	–	(2.08)	(6.25)
Total distributions	(.50)	(.40)	(.49)	(.40)	(2.50)	(6.98)
Redemption fees added to paid in capitalA	–	–B	.01	–B	–B	.01
Net asset value, end of period	$23.78	$21.92	$24.88	$22.40	$18.08	$30.35
Total ReturnC,D	11.07%	(10.44)%	13.94%	26.77%	(34.42)%	(8.69)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.01%	1.01%	1.07%	1.06%	1.04%
Expenses net of fee waivers, if any	1.02%G	1.01%	1.01%	1.07%	1.06%	1.04%
Expenses net of all reductions	1.02%G	.98%	1.01%	1.06%	1.05%	1.04%
Net investment income (loss)	3.65%G	2.45%	2.27%	2.47%	1.60%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$3,649	$4,546	$8,600	$3,825	$1,828	$4,531
Portfolio turnover rateH	48%G	53%	51%	108%	30%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class Z

	Six months ended (Unaudited) April 30,	Year endedOctober 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$21.92	$21.51
Income from Investment Operations
Net investment income (loss)B	.44	(.01)
Net realized and unrealized gain (loss)	1.93	.42
Total from investment operations	2.37	.41
Distributions from net investment income	(.56)	–
Distributions from net realized gain	–	–
Total distributions	(.56)	–
Net asset value, end of period	$23.73	$21.92
Total ReturnC,D	11.16%	1.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.88%G	.95%G
Expenses net of fee waivers, if any	.87%G	.95%G
Expenses net of all reductions	.87%G	.93%G
Net investment income (loss)	3.80%G	(.37)%G
Supplemental Data
Net assets, end of period (000 omitted)	$210	$145
Portfolio turnover rateH	48%G	53%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Latin America, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$125,082,712
Gross unrealized depreciation	(30,296,185)
Net unrealized appreciation (depreciation)	$94,786,527
Tax cost	$420,518,076

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(63,666,720)
Long-term	(38,145,272)
Total capital loss carryforward	$(101,811,992)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $120,943,907 and $122,860,920, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$19,570	$687
Class M	.25%	.25%	13,382	338
Class C	.75%	.25%	18,871	1,627
			$51,823	$2,652

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,069
Class M	390
Class C(a)	159
$1,618

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$23,927.31
Class M	8,787.33
Class C	5,861.31
Latin America	581,666.24
Class I	3,953.20
Class Z	44.05
	$624,238

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $141 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$3,006,500	2.65%	$443

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $725 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,871. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Latin America	$550

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,825 and a portion of class-level operating expenses as follows:

Amount
Class A	$495
Class M	166
Class C	133
Latin America	15,080
Class I	119
Class Z	6
$15,999

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Distributions to shareholders
Class A	$268,347	$203,267
Class M	80,020	60,223
Class C	31,875	19,813
Latin America	10,028,288	8,592,965
Class I	87,883	129,478
Class Z	4,501	–
Total	$10,500,914	$9,005,746

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2019	Year ended October 31, 2018(a)	Six months ended April 30, 2019	Year ended October 31, 2018(a)
Class A
Shares sold	154,642	132,121	$3,592,411	$3,342,334
Reinvestment of distributions	12,291	8,149	261,098	198,340
Shares redeemed	(147,419)	(210,293)	(3,463,077)	(4,928,726)
Net increase (decrease)	19,514	(70,023)	$390,432	$(1,388,052)
Class M
Shares sold	16,894	33,058	$385,391	$849,708
Reinvestment of distributions	3,725	2,445	79,471	59,769
Shares redeemed	(31,057)	(73,856)	(722,304)	(1,749,327)
Net increase (decrease)	(10,438)	(38,353)	$(257,442)	$(839,850)
Class C
Shares sold	50,093	28,227	$1,226,148	$744,605
Reinvestment of distributions	1,372	727	29,690	18,055
Shares redeemed	(89,019)	(73,884)	(2,130,691)	(1,820,603)
Net increase (decrease)	(37,554)	(44,930)	$(874,853)	$(1,057,943)
Latin America
Shares sold	2,981,083	4,131,542	$67,777,194	$102,336,398
Reinvestment of distributions	450,184	339,440	9,512,373	8,218,379
Shares redeemed	(3,195,753)	(8,141,607)	(73,777,645)	(192,899,345)
Net increase (decrease)	235,514	(3,670,625)	$3,511,922	$(82,344,568)
Class I
Shares sold	27,483	238,869	$627,763	$5,842,130
Reinvestment of distributions	4,028	4,501	85,022	108,773
Shares redeemed	(85,443)	(381,644)	(1,980,146)	(9,010,302)
Net increase (decrease)	(53,932)	(138,274)	$(1,267,361)	$(3,059,399)
Class Z
Shares sold	2,876	6,615	$64,318	$143,661
Reinvestment of distributions	198	–	4,168	–
Shares redeemed	(818)	–	(19,164)	–
Net increase (decrease)	2,256	6,615	$49,322	$143,661

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Nordic Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Sweden	47.1%
Finland	18.6%
Denmark	17.1%
Norway	9.3%
United States of America*	2.3%
Malta	2.2%
Bermuda	1.7%
Canada	1.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	99.4
Short-Term Investments and Net Other Assets (Liabilities)	0.6

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	9.1
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	7.0
Swedbank AB (A Shares) (Sweden, Banks)	5.7
Investor AB (B Shares) (Sweden, Diversified Financial Services)	4.8
Olvi PLC (A Shares) (Finland, Beverages)	3.8
Equinor ASA (Norway, Oil, Gas & Consumable Fuels)	3.6
Skandinaviska Enskilda Banken AB (A Shares) (Sweden, Banks)	3.5
DONG Energy A/S (Denmark, Electric Utilities)	3.4
UPM-Kymmene Corp. (Finland, Paper & Forest Products)	3.4
A.P. Moller - Maersk A/S Series B (Denmark, Marine)	3.3
47.6

Top Market Sectors as of April 30, 2019

% of fund's net assets
Industrials	17.3
Financials	17.3
Information Technology	13.9
Health Care	13.5
Consumer Discretionary	12.6
Consumer Staples	9.6
Materials	6.5
Energy	3.6
Utilities	3.4
Communication Services	1.7

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Nordic market. As of April 30, 2019, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Nordic Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Bermuda - 1.7%
Vostok New Ventures Ltd. (depositary receipt)	814,271	$4,765,376
Canada - 1.7%
Lundin Mining Corp. (Sweden)	874,725	4,723,110
Denmark - 17.1%
A.P. Moller - Maersk A/S Series B	6,974	8,990,142
DONG Energy A/S (a)	123,400	9,447,387
Novo Nordisk A/S Series B	510,300	25,001,920
Scandinavian Tobacco Group A/S (a)	294,000	3,500,368

TOTAL DENMARK		46,939,817

Finland - 18.6%
Ahlstrom-Munksjo OYJ	253,577	3,811,120
Caverion Corp. (b)	765,835	5,574,654
Kamux Corp.	1,050,000	6,830,544
Nokia Corp.	1,305,900	6,861,996
Nokian Tyres PLC	247,900	8,291,291
Olvi PLC (A Shares)	280,046	10,380,992
UPM-Kymmene Corp.	331,400	9,333,343

TOTAL FINLAND		51,083,940

Malta - 2.2%
Kambi Group PLC (b)(c)	308,388	6,144,154
Norway - 9.3%
Adevinta ASA Class B	662,147	6,514,444
Equinor ASA	439,200	9,797,106
Schibsted ASA (B Shares)	192,550	4,606,497
Skandiabanken ASA (a)	459,533	4,522,119

TOTAL NORWAY		25,440,166

Sweden - 47.1%
AcadeMedia AB (a)(c)	733,243	4,172,510
Addlife AB	240,771	6,459,336
AddTech AB (B Shares)	369,000	8,975,137
Alfa Laval AB (b)	123,400	2,864,320
Arjo AB	1,494,600	5,548,303
Dustin Group AB (a)	509,600	4,567,608
Eltel AB (a)(b)(c)	2,467,623	4,924,031
Essity AB Class B	284,900	8,447,546
Investor AB (B Shares)	273,250	13,031,761
Lagercrantz Group AB (B Shares)	447,800	5,454,875
Momentum Group AB Class B	323,369	3,343,515
Saab AB (B Shares) (b)	187,125	6,160,132
Securitas AB (B Shares)	395,600	6,917,673
Skandinaviska Enskilda Banken AB (A Shares)	1,011,800	9,660,264
Swedbank AB (A Shares)	963,699	15,746,092
Swedish Match Co. AB	76,600	3,734,986
Telefonaktiebolaget LM Ericsson (B Shares)	1,944,300	19,233,360

TOTAL SWEDEN		129,241,449

United States of America - 1.7%
Autoliv, Inc. (depositary receipt)	57,200	4,634,661
TOTAL COMMON STOCKS
(Cost $264,469,472)		272,972,673

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 2.49% (d)	1,257,452	1,257,703
Fidelity Securities Lending Cash Central Fund 2.49% (d)(e)	9,092,739	9,093,648
TOTAL MONEY MARKET FUNDS
(Cost $10,351,351)		10,351,351
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $274,820,823)		283,324,024
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(8,722,889)
NET ASSETS - 100%		$274,601,135

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,134,023 or 11.3% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,519
Fidelity Securities Lending Cash Central Fund	217,548
Total	$248,067

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,606,497	$4,606,497	$--	$--
Consumer Discretionary	34,640,768	15,121,835	19,518,933	--
Consumer Staples	26,063,892	13,881,360	12,182,532	--
Energy	9,797,106	9,797,106	--	--
Financials	47,725,612	4,522,119	43,203,493	--
Health Care	37,009,559	--	37,009,559	--
Industrials	47,749,604	5,574,654	42,174,950	--
Information Technology	38,064,675	6,514,444	31,550,231	--
Materials	17,867,573	13,144,463	4,723,110	--
Utilities	9,447,387	9,447,387	--	--
Money Market Funds	10,351,351	10,351,351	--	--
Total Investments in Securities:	$283,324,024	$92,961,216	$190,362,808	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Nordic Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,662,346) — See accompanying schedule: Unaffiliated issuers (cost $264,469,472)	$272,972,673
Fidelity Central Funds (cost $10,351,351)	10,351,351
Total Investment in Securities (cost $274,820,823)		$283,324,024
Receivable for investments sold		526,726
Receivable for fund shares sold		58,548
Dividends receivable		803,860
Distributions receivable from Fidelity Central Funds		109,121
Prepaid expenses		151
Other receivables		55,276
Total assets		284,877,706
Liabilities
Payable for investments purchased	$559,199
Payable for fund shares redeemed	373,400
Accrued management fee	159,135
Other affiliated payables	55,660
Other payables and accrued expenses	37,112
Collateral on securities loaned	9,092,065
Total liabilities		10,276,571
Net Assets		$274,601,135
Net Assets consist of:
Paid in capital		$267,325,117
Total distributable earnings (loss)		7,276,018
Net Assets, for 5,896,389 shares outstanding		$274,601,135
Net Asset Value, offering price and redemption price per share ($274,601,135 ÷ 5,896,389 shares)		$46.57

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$5,715,301
Non-Cash dividends		4,818,016
Income from Fidelity Central Funds		248,067
Income before foreign taxes withheld		10,781,384
Less foreign taxes withheld		(880,305)
Total income		9,901,079
Expenses
Management fee	$956,124
Transfer agent fees	262,495
Accounting and security lending fees	73,041
Custodian fees and expenses	18,432
Independent trustees' fees and expenses	788
Registration fees	13,295
Audit	49,571
Legal	414
Miscellaneous	926
Total expenses before reductions	1,375,086
Expense reductions	(97,775)
Total expenses after reductions		1,277,311
Net investment income (loss)		8,623,768
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,746,737)
Fidelity Central Funds	(43)
Foreign currency transactions	23,950
Total net realized gain (loss)		(4,722,830)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,889,181
Assets and liabilities in foreign currencies	(4,243)
Total change in net unrealized appreciation (depreciation)		5,884,938
Net gain (loss)		1,162,108
Net increase (decrease) in net assets resulting from operations		$9,785,876

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,623,768	$2,921,247
Net realized gain (loss)	(4,722,830)	29,401,950
Change in net unrealized appreciation (depreciation)	5,884,938	(46,626,675)
Net increase (decrease) in net assets resulting from operations	9,785,876	(14,303,478)
Distributions to shareholders	(26,423,359)	(13,759,103)
Share transactions
Proceeds from sales of shares	9,531,263	18,566,517
Reinvestment of distributions	24,699,755	12,909,432
Cost of shares redeemed	(33,176,262)	(90,024,441)
Net increase (decrease) in net assets resulting from share transactions	1,054,756	(58,548,492)
Redemption fees	–	47,618
Total increase (decrease) in net assets	(15,582,727)	(86,563,455)
Net Assets
Beginning of period	290,183,862	376,747,317
End of period	$274,601,135	$290,183,862
Other Information
Shares
Sold	207,139	350,130
Issued in reinvestment of distributions	565,212	250,523
Redeemed	(721,561)	(1,688,296)
Net increase (decrease)	50,790	(1,087,643)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nordic Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$49.64	$54.34	$45.28	$44.99	$43.36	$43.91
Income from Investment Operations
Net investment income (loss)A	1.42B	.47	.51	.64	.56	.71
Net realized and unrealized gain (loss)	.11	(3.01)	9.32	.27	1.06	1.35
Total from investment operations	1.53	(2.54)	9.83	.91	1.62	2.06
Distributions from net investment income	(.05)	(.50)	(.65)	(.57)	–	(.83)
Distributions from net realized gain	(4.55)	(1.67)	(.12)	(.05)	–	(1.80)
Total distributions	(4.60)	(2.17)	(.77)	(.62)	–	(2.63)
Redemption fees added to paid in capitalA	–	.01	–C	–C	.01	.02
Net asset value, end of period	$46.57	$49.64	$54.34	$45.28	$44.99	$43.36
Total ReturnD,E	3.69%	(4.80)%	22.14%	1.97%	3.76%	4.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.98%	.99%	.99%	1.00%	.99%
Expenses net of fee waivers, if any	.99%H	.97%	.99%	.98%	1.00%	.99%
Expenses net of all reductions	.92%H	.97%	.96%	.98%	.99%	.98%
Net investment income (loss)	4.48%B,H	.89%	1.04%	1.37%	1.26%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$274,601	$290,184	$376,747	$430,020	$405,726	$487,582
Portfolio turnover rateI	38%H	56%	69%	63%	80%	103%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects large, non-recurring dividends which amounted to $.80 per share. These dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding these dividends the ratio would have been 2.74%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$30,634,028
Gross unrealized depreciation	(24,597,933)
Net unrealized appreciation (depreciation)	$6,036,095
Tax cost	$277,287,929

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $51,886,489 and $61,508,207, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .69% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $402 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $217,548. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $96,644 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $54.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,077.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Fidelity® Pacific Basin Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	34.1%
Australia	12.7%
Cayman Islands	11.6%
China	9.6%
India	7.1%
Taiwan	5.3%
Hong Kong	5.1%
United States of America*	4.2%
Korea (South)	2.5%
Other	7.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	97.6
Short-Term Investments and Net Other Assets (Liabilities)	2.4

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.0
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.9
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.9
Kweichow Moutai Co. Ltd. (A Shares) (China, Beverages)	2.9
AIA Group Ltd. (Hong Kong, Insurance)	2.6
SoftBank Corp. (Japan, Wireless Telecommunication Services)	2.6
Keyence Corp. (Japan, Electronic Equipment & Components)	2.3
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.8
Commonwealth Bank of Australia (Australia, Banks)	1.6
CSL Ltd. (Australia, Biotechnology)	1.6
28.2

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	17.5
Information Technology	14.5
Consumer Discretionary	13.6
Industrials	13.4
Communication Services	11.5
Health Care	11.1
Consumer Staples	8.5
Real Estate	2.8
Energy	2.2
Materials	1.4

Fidelity® Pacific Basin Fund

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 12.7%
Amcor Ltd.	749,158	$8,465,746
Aristocrat Leisure Ltd.	351,724	6,466,480
Blue Sky Alternative Investments Ltd. (a)	1,733,447	329,938
BWX Ltd. (b)	2,523,963	3,843,218
Commonwealth Bank of Australia	271,245	14,249,279
CSL Ltd.	99,807	13,971,176
Hansen Technologies Ltd.	2,942,633	6,243,972
HUB24 Ltd. (b)	800,830	8,468,177
Macquarie Group Ltd.	83,345	7,914,172
Magellan Financial Group Ltd.	381,318	11,991,620
Netwealth Group Ltd.	1,055,748	7,070,371
NIB Holdings Ltd.	826,366	3,349,644
Pro Medicus Ltd.	24,200	348,702
realestate.com.au Ltd.	172,850	9,735,864
SpeedCast International Ltd.	1,171,597	3,204,559
Woodside Petroleum Ltd.	287,298	7,167,562

TOTAL AUSTRALIA		112,820,480

Bermuda - 0.7%
Hongkong Land Holdings Ltd.	875,100	6,099,447
Cayman Islands - 11.6%
51job, Inc. sponsored ADR (a)	88,100	8,135,154
Alibaba Group Holding Ltd. sponsored ADR (a)	184,200	34,181,994
China High Precision Automation Group Ltd. (a)(c)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(c)	2,572,200	3
International Housewares Retail Co. Ltd.	19,363,700	5,084,798
Shenzhou International Group Holdings Ltd.	547,500	7,349,040
SITC International Holdings Co. Ltd.	3,415,000	3,626,217
Tencent Holdings Ltd.	899,800	44,349,037

TOTAL CAYMAN ISLANDS		102,726,245

China - 9.6%
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	606,010	8,033,463
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	722,194	5,959,931
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	474,600	4,679,125
Kweichow Moutai Co. Ltd. (A Shares)	179,050	25,894,178
Midea Group Co. Ltd. (A Shares)	773,400	6,017,337
Shanghai International Airport Co. Ltd. (A Shares)	951,913	9,982,868
Shenzhen Expressway Co. (H Shares)	6,230,000	7,584,196
Sinopec Engineering Group Co. Ltd. (H Shares)	4,098,500	3,960,156
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	2,327,325	5,459,878
Yunnan Baiyao Group Co. Ltd. (A Shares)	622,433	8,179,085

TOTAL CHINA		85,750,217

Hong Kong - 5.1%
AIA Group Ltd.	2,285,400	23,401,206
Dah Sing Banking Group Ltd.	2,182,800	4,173,720
Hong Kong Exchanges and Clearing Ltd.	234,427	8,128,205
Techtronic Industries Co. Ltd.	1,282,000	9,265,934

TOTAL HONG KONG		44,969,065

India - 7.1%
Axis Bank Ltd. (a)	590,198	6,498,390
Bharti Infratel Ltd.	26	98
CCL Products (India) Ltd.	1,250,367	4,648,011
HDFC Asset Management Co. Ltd. (d)	139,820	3,402,902
HDFC Bank Ltd.	274,966	9,122,185
Housing Development Finance Corp. Ltd.	332,684	9,529,789
Indraprastha Gas Ltd. (a)	927,400	4,165,157
Oberoi Realty Ltd.	352,703	2,569,044
Power Grid Corp. of India Ltd.	2,008,492	5,375,435
Reliance Industries Ltd.	611,475	12,228,271
TCNS Clothing Co. Ltd. (a)(d)	476,790	5,622,805

TOTAL INDIA		63,162,087

Indonesia - 2.2%
PT Bank Central Asia Tbk	5,423,200	10,941,544
PT Bank Rakyat Indonesia Tbk	27,733,200	8,504,848

TOTAL INDONESIA		19,446,392

Israel - 0.1%
Sarine Technologies Ltd.	4,391,400	1,178,488
Japan - 34.1%
Azbil Corp.	282,200	6,756,384
Bank of Kyoto Ltd.	101,100	4,356,389
Coca-Cola West Co. Ltd.	157,300	3,864,896
Create SD Holdings Co. Ltd.	211,800	4,875,041
Daikin Industries Ltd.	61,000	7,766,488
Fukushima Industries Corp.	68,000	2,350,195
Hoshizaki Corp.	61,200	3,955,653
Hoya Corp.	221,600	15,546,515
Iriso Electronics Co. Ltd.	135,100	6,985,735
Kao Corp.	154,200	11,845,140
Keyence Corp.	33,000	20,476,323
Kyowa Hakko Kirin Co., Ltd.	298,500	5,777,333
Lasertec Corp.	101,800	4,596,741
Minebea Mitsumi, Inc.	428,500	7,577,943
Misumi Group, Inc.	219,000	5,658,082
Morinaga & Co. Ltd.	71,400	2,964,451
Murata Manufacturing Co. Ltd.	130,200	6,537,818
Nakanishi, Inc.	242,800	4,649,153
Nidec Corp.	84,000	11,903,048
Nihon M&A Center, Inc.	238,600	6,747,071
Nintendo Co. Ltd.	33,100	11,400,162
Nissan Chemical Corp.	84,000	3,717,582
Nitori Holdings Co. Ltd.	54,700	6,506,351
NSD Co. Ltd.	260,400	6,444,839
Open House Co. Ltd.	178,500	6,513,780
ORIX Corp.	577,400	8,145,645
PALTAC Corp.	156,600	8,589,488
Pilot Corp.	145,500	6,008,349
ProNexus, Inc. (e)	109,300	1,298,118
Recruit Holdings Co. Ltd.	295,100	8,818,959
Shimadzu Corp.	288,000	7,688,963
Shionogi & Co. Ltd.	187,400	10,894,586
SMC Corp.	23,500	9,716,863
SMS Co., Ltd.	285,500	5,464,213
SoftBank Corp.	217,400	23,051,223
Subaru Corp.	313,300	7,651,444
Terumo Corp.	264,800	7,956,242
Tsuruha Holdings, Inc.	75,400	6,409,965
Zozo, Inc.	663,600	11,705,858

TOTAL JAPAN		303,173,029

Korea (South) - 1.9%
Cafe24 Corp. (a)	6,145	506,800
KB Financial Group, Inc.	160,640	6,365,491
SK Hynix, Inc.	150,648	10,224,304

TOTAL KOREA (SOUTH)		17,096,595

Multi-National - 1.1%
HKT Trust/HKT Ltd. unit	6,213,000	9,630,594
New Zealand - 1.5%
EBOS Group Ltd.	408,279	5,841,010
Ryman Healthcare Group Ltd.	978,040	7,936,780

TOTAL NEW ZEALAND		13,777,790

Philippines - 1.1%
Ayala Land, Inc.	10,263,500	9,706,305
Taiwan - 5.3%
Micro-Star International Co. Ltd.	1,674,000	4,637,059
Taiwan Semiconductor Manufacturing Co. Ltd.	4,159,000	34,917,968
Voltronic Power Technology Corp.	380,703	7,515,010

TOTAL TAIWAN		47,070,037

Thailand - 1.1%
Home Product Center PCL (For. Reg.)	10,933,100	5,377,917
Thai Beverage PCL	7,190,200	4,440,679

TOTAL THAILAND		9,818,596

United States of America - 1.8%
GI Dynamics, Inc. CDI (a)	5,561,290	90,170
IPG Photonics Corp. (a)	48,100	8,404,513
ResMed, Inc. CDI	746,362	7,718,590

TOTAL UNITED STATES OF AMERICA		16,213,273

TOTAL COMMON STOCKS
(Cost $665,516,208)		862,638,640

Nonconvertible Preferred Stocks - 0.6%
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.
(Cost $6,433,279)	182,390	5,828,909

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.49% (f)	16,889,993	16,893,371
Fidelity Securities Lending Cash Central Fund 2.49% (f)(g)	5,966,298	5,966,894
TOTAL MONEY MARKET FUNDS
(Cost $22,860,265)		22,860,265
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $694,809,752)		891,327,814
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,952,092)
NET ASSETS - 100%		$889,375,722

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,025,707 or 1.0% of net assets.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$206,154
Fidelity Securities Lending Cash Central Fund	211,868
Total	$418,022

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$101,371,537	$22,571,115	$78,800,422	$--
Consumer Discretionary	119,779,377	119,779,377	--	--
Consumer Staples	76,819,042	76,819,042	--	--
Energy	19,395,833	19,395,833	--	--
Financials	155,943,515	117,054,633	38,888,882	--
Health Care	99,048,345	93,207,335	5,841,010	--
Industrials	119,247,071	111,480,583	7,766,488	--
Information Technology	130,250,330	88,794,542	41,455,786	2
Materials	12,183,331	12,183,328	--	3
Real Estate	24,888,576	24,888,576	--	--
Utilities	9,540,592	9,540,592	--	--
Money Market Funds	22,860,265	22,860,265	--	--
Total Investments in Securities:	$891,327,814	$718,575,221	$172,752,588	$5

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,668,949) — See accompanying schedule: Unaffiliated issuers (cost $671,949,487)	$868,467,549
Fidelity Central Funds (cost $22,860,265)	22,860,265
Total Investment in Securities (cost $694,809,752)		$891,327,814
Receivable for investments sold
Regular delivery		6,013,566
Delayed delivery		12,433
Receivable for fund shares sold		413,346
Dividends receivable		2,150,983
Distributions receivable from Fidelity Central Funds		64,902
Prepaid expenses		472
Other receivables		64,729
Total assets		900,048,245
Liabilities
Payable for investments purchased	$2,996,077
Payable for fund shares redeemed	668,347
Accrued management fee	578,934
Other affiliated payables	151,197
Other payables and accrued expenses	312,540
Collateral on securities loaned	5,965,428
Total liabilities		10,672,523
Net Assets		$889,375,722
Net Assets consist of:
Paid in capital		$711,425,220
Total distributable earnings (loss)		177,950,502
Net Assets, for 28,658,842 shares outstanding		$889,375,722
Net Asset Value, offering price and redemption price per share ($889,375,722 ÷ 28,658,842 shares)		$31.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$5,850,492
Income from Fidelity Central Funds		418,022
Income before foreign taxes withheld		6,268,514
Less foreign taxes withheld		(403,064)
Total income		5,865,450
Expenses
Management fee
Basic fee	$2,831,286
Performance adjustment	(9,525)
Transfer agent fees	685,124
Accounting and security lending fees	197,405
Custodian fees and expenses	92,710
Independent trustees' fees and expenses	2,290
Registration fees	20,526
Audit	51,454
Legal	2,077
Miscellaneous	2,791
Total expenses before reductions	3,876,138
Expense reductions	(53,294)
Total expenses after reductions		3,822,844
Net investment income (loss)		2,042,606
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,560,788)
Fidelity Central Funds	(10)
Foreign currency transactions	(46,255)
Total net realized gain (loss)		(13,607,053)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $215,585)	135,604,093
Assets and liabilities in foreign currencies	8,188
Total change in net unrealized appreciation (depreciation)		135,612,281
Net gain (loss)		122,005,228
Net increase (decrease) in net assets resulting from operations		$124,047,834

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,042,606	$6,163,967
Net realized gain (loss)	(13,607,053)	80,755,805
Change in net unrealized appreciation (depreciation)	135,612,281	(211,680,575)
Net increase (decrease) in net assets resulting from operations	124,047,834	(124,760,803)
Distributions to shareholders	(77,993,885)	(42,947,398)
Share transactions
Proceeds from sales of shares	52,489,452	182,924,589
Reinvestment of distributions	60,437,260	41,121,006
Cost of shares redeemed	(77,236,742)	(223,982,513)
Net increase (decrease) in net assets resulting from share transactions	35,689,970	63,082
Redemption fees	–	17,913
Total increase (decrease) in net assets	81,743,919	(167,627,206)
Net Assets
Beginning of period	807,631,803	975,259,009
End of period	$889,375,722	$807,631,803
Other Information
Shares
Sold	1,789,547	5,193,865
Issued in reinvestment of distributions	2,238,417	1,184,702
Redeemed	(2,740,915)	(6,457,678)
Net increase (decrease)	1,287,049	(79,111)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pacific Basin Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$29.51	$35.53	$28.82	$27.01	$28.92	$31.47
Income from Investment Operations
Net investment income (loss)A	.07	.22	.25	.24	.37B	.31
Net realized and unrealized gain (loss)	4.31	(4.69)	7.09	2.88	(.49)	1.25
Total from investment operations	4.38	(4.47)	7.34	3.12	(.12)	1.56
Distributions from net investment income	(.20)	(.23)	(.17)	(.36)	(.18)	(.18)
Distributions from net realized gain	(2.67)	(1.32)	(.46)	(.95)	(1.61)	(3.93)
Total distributions	(2.86)C	(1.55)	(.63)	(1.31)	(1.79)	(4.11)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$31.03	$29.51	$35.53	$28.82	$27.01	$28.92
Total ReturnE,F	16.30%	(13.24)%	26.22%	12.05%	(.29)%	5.68%
Ratios to Average Net AssetsG,H
Expenses before reductions	.94%I	1.07%	1.11%	1.19%	1.17%	1.18%
Expenses net of fee waivers, if any	.94%I	1.07%	1.11%	1.19%	1.17%	1.18%
Expenses net of all reductions	.93%I	1.06%	1.10%	1.19%	1.17%	1.18%
Net investment income (loss)	.50%I	.62%	.84%	.87%	1.34%B	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$889,376	$807,632	$975,259	$688,318	$654,032	$697,202
Portfolio turnover rateJ	35%I	37%	36%	30%	36%	30%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%.

 C Total distributions of $2.86 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $2.668 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$246,735,320
Gross unrealized depreciation	(57,129,934)
Net unrealized appreciation (depreciation)	$189,605,386
Tax cost	$701,722,428

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $139,774,067 and $142,426,482, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Pacific Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .05%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $324 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,168 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $211,868. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $49,164 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $968.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,162.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity International Fund was the owner of record of approximately 17% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 23% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Fidelity Canada Fund
Class A	1.17%
Actual		$1,000.00	$1,096.20	$6.08
Hypothetical-C		$1,000.00	$1,018.99	$5.86
Class M	1.46%
Actual		$1,000.00	$1,094.50	$7.58
Hypothetical-C		$1,000.00	$1,017.55	$7.30
Class C	1.89%
Actual		$1,000.00	$1,092.20	$9.80
Hypothetical-C		$1,000.00	$1,015.42	$9.44
Canada	.85%
Actual		$1,000.00	$1,098.00	$4.42
Hypothetical-C		$1,000.00	$1,020.58	$4.26
Class I	.80%
Actual		$1,000.00	$1,098.30	$4.16
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class Z	.69%
Actual		$1,000.00	$1,098.70	$3.59
Hypothetical-C		$1,000.00	$1,021.37	$3.46
Fidelity China Region Fund
Class A	1.28%
Actual		$1,000.00	$1,240.80	$7.11
Hypothetical-C		$1,000.00	$1,018.45	$6.41
Class M	1.60%
Actual		$1,000.00	$1,238.90	$8.88
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.01%
Actual		$1,000.00	$1,236.60	$11.15
Hypothetical-C		$1,000.00	$1,014.83	$10.04
China Region	.97%
Actual		$1,000.00	$1,243.00	$5.39
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class I	.98%
Actual		$1,000.00	$1,242.80	$5.45
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class Z	.83%
Actual		$1,000.00	$1,243.50	$4.62
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Fidelity Emerging Asia Fund	1.05%
Actual		$1,000.00	$1,242.40	$5.84
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Fidelity Emerging Markets Fund
Emerging Markets	.96%
Actual		$1,000.00	$1,204.80	$5.25
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Class K	.82%
Actual		$1,000.00	$1,205.80	$4.48
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Europe
Class A	1.12%
Actual		$1,000.00	$1,080.30	$5.78
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class M	1.44%
Actual		$1,000.00	$1,078.80	$7.42
Hypothetical-C		$1,000.00	$1,017.65	$7.20
Class C	1.93%
Actual		$1,000.00	$1,076.20	$9.94
Hypothetical-C		$1,000.00	$1,015.22	$9.64
Fidelity Europe Fund	.81%
Actual		$1,000.00	$1,082.10	$4.18
Hypothetical-C		$1,000.00	$1,020.78	$4.06
Class I	.78%
Actual		$1,000.00	$1,082.30	$4.03
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Class Z	.68%
Actual		$1,000.00	$1,083.00	$3.51
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Fidelity Japan Fund
Class A	1.32%
Actual		$1,000.00	$1,045.90	$6.70
Hypothetical-C		$1,000.00	$1,018.25	$6.61
Class M	1.64%
Actual		$1,000.00	$1,044.60	$8.31
Hypothetical-C		$1,000.00	$1,016.66	$8.20
Class C	2.00%
Actual		$1,000.00	$1,042.20	$10.13
Hypothetical-C		$1,000.00	$1,014.88	$9.99
Japan	1.00%
Actual		$1,000.00	$1,048.20	$5.08
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class I	.95%
Actual		$1,000.00	$1,047.60	$4.82
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Class Z	.86%
Actual		$1,000.00	$1,047.80	$4.37
Hypothetical-C		$1,000.00	$1,020.53	$4.31
Fidelity Japan Smaller Companies Fund	.94%
Actual		$1,000.00	$1,010.80	$4.69
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Fidelity Latin America Fund
Class A	1.38%
Actual		$1,000.00	$1,108.60	$7.21
Hypothetical-C		$1,000.00	$1,017.95	$6.90
Class M	1.65%
Actual		$1,000.00	$1,107.00	$8.62
Hypothetical-C		$1,000.00	$1,016.61	$8.25
Class C	2.14%
Actual		$1,000.00	$1,104.40	$11.17
Hypothetical-C		$1,000.00	$1,014.18	$10.69
Latin America	1.07%
Actual		$1,000.00	$1,110.60	$5.60
Hypothetical-C		$1,000.00	$1,019.49	$5.36
Class I	1.02%
Actual		$1,000.00	$1,110.70	$5.34
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class Z	.87%
Actual		$1,000.00	$1,111.60	$4.55
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Fidelity Nordic Fund	.99%
Actual		$1,000.00	$1,036.90	$5.00
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Fidelity Pacific Basin Fund	.94%
Actual		$1,000.00	$1,163.00	$5.04
Hypothetical-C		$1,000.00	$1,020.13	$4.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Targeted International Equity Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. Fidelity Canada Fund had a portfolio manager change in July 2018. Fidelity China Region Fund had a portfolio manager change in June 2018. Fidelity Emerging Asia Fund had a portfolio manager change in September 2016 and December 2016. Fidelity Europe Fund had a portfolio manager change in August 2018. Fidelity Latin America Fund had a portfolio manager change in October 2015 and December 2015. Fidelity Nordic Fund had a portfolio manager change in August 2018. The Board will continue to monitor closely each fund's performance, taking into account the portfolio manager changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. For Fidelity Emerging Markets Fund, Fidelity Europe Fund, and Fidelity Japan Fund, returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. For Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund, a peer group is not shown below because the funds do not generally utilize a peer group for performance comparison purposes. For Fidelity Emerging Asia Fund, Fidelity Europe Fund, and Fidelity Pacific Basin Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Markets Fund

2018 Total Return % vs. Morningstar Diversified Emerging Mkts and MSCI EM - Net MA:

75% beaten
25% beaten
Benchmark
Class K
Retail Class
12.00
10.00
8.00
6.00
4.00
2.00
10.80
10.64
9.35
8.24
2.94
30.0
25.0
20.0
15.0
10.0
27.7
27.1
21.6
17.9
10.2
50.0
40.0
30.0
20.0
10.0
42.7
41.5
31.9
28.0
16.3
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	84%	94%	95%
Class K	85%	96%	96%

Fidelity Europe Fund

2018 Total Return % vs. Morningstar Europe Stock and MSCI Europe (Net MA):

75% beaten
25% beaten
Benchmark
Retail Class
Class C
7.00
6.00
5.00
4.00
3.00
2.00
6.35
5.57
4.82
3.68
2.79
20.0
15.0
10.0
5.0
17.8
14.1
12.5
8.8
7.3
40.0
35.0
30.0
25.0
38.2
36.8
36.7
26.8
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	44%	39%	61%
Class A	38%	33%	-
Class C	31%	26%	-
Class I	46%	39%	-
Class M	36%	31%	-

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Fidelity Japan Fund

2018 Total Return % vs. Morningstar Japan Stock and TOPIX:
75% beaten
25% beaten
Benchmark
Class I
Class C
14.00
12.00
10.00
8.00
6.00
12.63
12.00
11.25
10.93
7.07
35.0
30.0
25.0
20.0
15.0
10.0
32.7
29.7
25.7
25.0
13.6
80.0
70.0
60.0
50.0
40.0
30.0
75.9
51.6
41.6
39.8
34.5
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Retail Class	71%	65%	27%
Class A	70%	64%	20%
Class C	69%	55%	3%
Class I	71%	66%	28%
Class M	70%	56%	4%

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

The Board considered the fund's underperformance for different time periods based on the June 30, 2018 data presented above and noted that the fund's underperformance has continued since the Board approved the management contract in 2016 and 2017. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; attribution reports on contributors to the fund's underperformance; and the applicable portfolio manager's explanation of his or her underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the effect of any remedial actions and other relevant factors.

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

The Board also considered that each of Fidelity Canada Fund's, Fidelity Emerging Asia Fund's, Fidelity Europe Fund's, Fidelity Japan Fund's, and Fidelity Pacific Basin Fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for each fund's shareholders and helps to more closely align the interests of FMR and the shareholders of each fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment (if applicable), relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked and the impact of a fund's performance adjustment (if applicable), is also included in the charts and was considered by the Board.

Fidelity Canada Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

Fidelity China Region Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

Fidelity Emerging Asia Fund

The Board considered that shareholders of Fidelity Emerging Asia Fund approved a prospective change in the index used to calculate the fund’s performance adjustment, beginning December 1, 2010. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund’s performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to December 1, 2010 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund’s performance adjustment for 2013 shown in the chart below reflects the effect of using the blended index return to calculate the fund’s performance adjustment.

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund’s performance adjustment, if any, on the fund’s management fee ranking.

Fidelity Emerging Markets Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

Fidelity Europe Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund’s performance adjustment, if any, on the fund’s management fee ranking.

Fidelity Japan Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund’s performance adjustment, if any, on the fund’s management fee ranking.

Fidelity Japan Smaller Companies Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

Fidelity Latin America Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

Fidelity Nordic Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

Fidelity Pacific Basin Fund

The Board noted that the fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018. The Board also noted the effect of the fund’s performance adjustment, if any, on the fund’s management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio (for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Japan Fund, and Fidelity Latin America Fund).  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of Fidelity Canada Fund's, Fidelity Europe Fund's, and Fidelity Japan Fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the funds offer multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

For Fidelity Europe Fund, the Board noted that the total expense ratio of the retail class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of each of Class A, Class M, Class C, and Class I ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class A was above the competitive median because of positive performance fees. Excluding performance fees, the total expense ratio of Class A ranked below the median. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes.

For Fidelity Canada Fund, the Board noted that the total expense ratio of each of Class A, Class I, and the retail class ranked below the competitive median for the 12-month period ended June 30, 2018, the total expense ratio of Class C ranked equal to the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs.

For each of Fidelity China Region Fund, Fidelity Japan Fund, and Fidelity Latin America Fund, the Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below the competitive median for the 12-month period ended June 30, 2018, and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. For each of Fidelity China Region Fund and Fidelity Latin America Fund, the Board noted that, when compared with competitor funds that charge a 0.50% 12b-1 fee, the total expense ratio of Class M is below median.

The Board noted that the total expense ratio of each class of Fidelity Emerging Markets Fund ranked below the competitive median for the 12-month period ended June 30, 2018.

Total Expense Ratio (for Fidelity Emerging Asia Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund).  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of Fidelity Emerging Asia Fund's and Fidelity Pacific Basin Fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Emerging Asia Fund, Fidelity Japan Smaller Companies Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund ranked below the competitive median for the 12-month period ended June 30, 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each fund or each class of each fund, as applicable, was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

TIF-SANN-0619
1.703611.121

Fidelity Flex℠ Funds Fidelity Flex℠ International Fund Semi-Annual Report April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2019
Japan	13.9%
United States of America*	10.3%
United Kingdom	8.5%
France	6.6%
Canada	6.3%
Germany	5.7%
Switzerland	4.6%
Cayman Islands	4.6%
Brazil	3.4%
Other	36.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2019

% of fund's net assets
Stocks	97.9
Short-Term Investments and Net Other Assets (Liabilities)	2.1

Top Ten Stocks as of April 30, 2019

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.0
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.7
Nestle SA (Reg. S) (Switzerland, Food Products)	1.7
SAP SE (Germany, Software)	1.5
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.3
Keyence Corp. (Japan, Electronic Equipment & Components)	1.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.3
MasterCard, Inc. Class A (United States of America, IT Services)	1.1
15.0

Top Market Sectors as of April 30, 2019

% of fund's net assets
Financials	23.1
Information Technology	16.0
Industrials	14.0
Consumer Discretionary	9.6
Materials	8.5
Health Care	6.9
Consumer Staples	6.9
Energy	5.7
Communication Services	4.7
Real Estate	1.7

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 2.1%
Beacon Lighting Group Ltd.	4,875	$3,566
Commonwealth Bank of Australia	4,120	216,435
CSL Ltd.	2,874	402,308
Imdex Ltd.	6,728	4,933
Insurance Australia Group Ltd.	15,258	84,758
Macquarie Group Ltd.	1,178	111,859

TOTAL AUSTRALIA		823,859

Austria - 0.6%
Andritz AG	2,778	132,422
Erste Group Bank AG	2,373	95,018

TOTAL AUSTRIA		227,440

Bailiwick of Jersey - 0.9%
Experian PLC	4,389	127,759
Glencore Xstrata PLC	40,618	161,154
Integrated Diagnostics Holdings PLC (a)	2,590	12,562
WPP PLC	2,975	37,121

TOTAL BAILIWICK OF JERSEY		338,596

Belgium - 0.7%
Barco NV	109	19,365
KBC Ancora	733	37,325
KBC Groep NV	2,999	222,070

TOTAL BELGIUM		278,760

Bermuda - 0.3%
Credicorp Ltd. (United States)	494	117,029
Brazil - 2.5%
Atacadao Distribuicao Comercio e Industria Ltda	10,633	57,489
BM&F BOVESPA SA	19,800	173,959
Equatorial Energia SA	4,700	98,409
Itau Unibanco Holding SA	1,450	10,853
Localiza Rent A Car SA	7,715	71,226
Lojas Renner SA	10,200	121,949
Natura Cosmeticos SA	4,902	65,308
Notre Dame Intermedica Participacoes SA	5,126	45,912
Rumo SA (b)	16,718	77,171
Suzano Papel e Celulose SA	8,000	83,099
Vale SA sponsored ADR	13,997	178,882

TOTAL BRAZIL		984,257

Canada - 6.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,101	300,760
Canadian National Railway Co.	4,006	372,103
Canadian Pacific Railway Ltd.	1,281	287,018
CCL Industries, Inc. Class B	3,807	162,402
Constellation Software, Inc.	321	283,231
Franco-Nevada Corp.	2,308	165,369
McCoy Global, Inc. (b)	50	30
New Look Vision Group, Inc.	397	9,145
Nutrien Ltd.	5,189	281,431
Pason Systems, Inc.	5,726	85,268
PrairieSky Royalty Ltd.	5,299	76,378
ShawCor Ltd. Class A	350	5,194
Suncor Energy, Inc.	4,531	149,421
The Toronto-Dominion Bank	4,600	262,396

TOTAL CANADA		2,440,146

Cayman Islands - 4.6%
Alibaba Group Holding Ltd. sponsored ADR (b)	4,067	754,712
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	1,377	131,448
Shenzhou International Group Holdings Ltd.	9,500	127,518
TAL Education Group ADR (b)	1,980	76,171
Tencent Holdings Ltd.	13,800	680,170

TOTAL CAYMAN ISLANDS		1,770,019

Chile - 0.4%
Banco Santander Chile sponsored ADR	3,310	92,680
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (c)	1,359	48,435

TOTAL CHILE		141,115

China - 3.1%
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	7,800	103,399
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	21,400	98,502
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	5,912	103,284
Kweichow Moutai Co. Ltd. (A Shares)	900	130,158
Midea Group Co. Ltd. (A Shares)	14,200	110,481
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	27,000	326,826
Shanghai International Airport Co. Ltd. (A Shares)	10,800	113,261
Shenzhen Inovance Technology Co. Ltd. (A Shares)	25,000	93,431
Wuliangye Yibin Co. Ltd. (A Shares)	8,000	121,588
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,400	10,388

TOTAL CHINA		1,211,318

Denmark - 0.5%
A.P. Moller - Maersk A/S Series B	56	72,189
Jyske Bank A/S (Reg.)	1,336	53,811
Netcompany Group A/S (a)	300	10,700
SimCorp A/S	204	19,998
Spar Nord Bank A/S	2,222	19,094

TOTAL DENMARK		175,792

Finland - 0.6%
Nokia Corp.	18,130	95,266
Sampo Oyj (A Shares)	2,453	112,318
Tikkurila Oyj	1,912	31,996

TOTAL FINLAND		239,580

France - 6.6%
Atos Origin SA	535	55,073
AXA SA	7,756	206,826
Bouygues SA	1,598	60,114
Capgemini SA	785	95,177
Dassault Systemes SA	649	102,673
Edenred SA	2,338	110,163
Elis SA	2,707	48,275
Hermes International SCA	138	97,079
Kering SA	174	102,848
Laurent-Perrier Group SA	89	9,423
Legrand SA	1,403	103,103
LVMH Moet Hennessy - Louis Vuitton SA	270	106,007
Natixis SA	14,735	86,733
Pernod Ricard SA	500	87,120
Safran SA	1,484	216,310
Sanofi SA	2,467	215,244
Societe Generale Series A	2,435	77,218
SR Teleperformance SA	439	84,345
Total SA	6,202	344,774
Vetoquinol SA	205	12,876
VINCI SA	2,140	216,132
Vivendi SA	3,638	105,596

TOTAL FRANCE		2,543,109

Germany - 5.4%
Bayer AG	2,396	159,468
Brenntag AG	883	47,597
CompuGroup Medical AG	777	51,418
Continental AG	627	103,630
CTS Eventim AG	394	20,169
Deutsche Borse AG	792	105,829
Hannover Reuck SE	833	125,569
HeidelbergCement Finance AG	1,274	102,882
Linde PLC	2,025	364,307
MTU Aero Engines Holdings AG	550	129,360
Nexus AG	419	11,984
Rheinmetall AG	400	45,896
SAP SE	4,350	560,751
Vonovia SE	4,616	230,235
WashTec AG	204	16,039

TOTAL GERMANY		2,075,134

Greece - 0.0%
Motor Oil (HELLAS) Corinth Refineries SA	300	7,652
Hong Kong - 1.3%
AIA Group Ltd.	48,600	497,637
India - 3.4%
Asian Paints Ltd.	5,016	105,377
Embassy Office Parks (REIT) (b)	800	3,681
Godrej Consumer Products Ltd.	10,463	97,919
HDFC Bank Ltd.	3,220	106,826
Housing Development Finance Corp. Ltd.	11,537	330,479
Infosys Ltd. sponsored ADR	15,211	163,670
Jyothy Laboratories Ltd.	2,152	5,549
Kotak Mahindra Bank Ltd.	5,152	102,567
Reliance Industries Ltd.	10,905	218,078
Tata Consultancy Services Ltd.	5,200	168,763

TOTAL INDIA		1,302,909

Indonesia - 0.8%
PT Bank Central Asia Tbk	64,500	130,132
PT Bank Rakyat Indonesia Tbk	577,000	176,947

TOTAL INDONESIA		307,079

Ireland - 1.3%
Accenture PLC Class A	544	99,372
CRH PLC	3,318	111,620
CRH PLC sponsored ADR	6,000	201,900
FBD Holdings PLC	500	5,058
James Hardie Industries PLC CDI	5,266	71,573

TOTAL IRELAND		489,523

Israel - 0.3%
Azrieli Group	94	5,351
Elbit Systems Ltd. (Israel)	409	56,929
Ituran Location & Control Ltd.	1,158	42,580
Strauss Group Ltd.	897	22,869

TOTAL ISRAEL		127,729

Italy - 1.5%
Assicurazioni Generali SpA	4,641	90,052
Enel SpA	30,419	192,618
Interpump Group SpA	3,101	116,446
Intesa Sanpaolo SpA	41,087	107,649
Mediobanca SpA	6,327	67,061

TOTAL ITALY		573,826

Japan - 13.9%
Ai Holdings Corp.	400	6,499
Aoki Super Co. Ltd.	400	9,264
Artnature, Inc.	900	5,066
Aucnet, Inc.	500	5,665
Azbil Corp.	5,200	124,498
Broadleaf Co. Ltd.	2,400	12,302
Central Automotive Products Ltd.	100	1,528
Century21 Real Estate Japan Ltd.	100	1,084
Coca-Cola West Co. Ltd.	300	7,371
Daiichikosho Co. Ltd.	500	24,418
Daikokutenbussan Co. Ltd.	500	17,124
DENSO Corp.	4,546	198,050
East Japan Railway Co.	1,500	140,917
Fanuc Corp.	700	131,513
Funai Soken Holdings, Inc.	600	15,475
GCA Savvian Group Corp.	900	6,617
Goldcrest Co. Ltd.	1,100	14,427
Hitachi High-Technologies Corp.	1,100	48,880
Honda Motor Co. Ltd.	5,780	161,279
Hoya Corp.	5,235	367,265
Idemitsu Kosan Co. Ltd.	1,621	52,459
INPEX Corp.	5,131	49,792
Itochu Corp.	7,713	138,480
Japan Tobacco, Inc. (d)	3,683	85,105
Kao Corp.	1,135	87,187
Keyence Corp.	800	496,396
Kobayashi Pharmaceutical Co. Ltd.	200	15,907
Komatsu Ltd.	3,600	92,989
Koshidaka Holdings Co. Ltd.	2,000	27,829
Kusuri No Aoki Holdings Co. Ltd.	200	14,040
Lasertec Corp.	900	40,639
Makita Corp.	1,637	59,517
Medikit Co. Ltd.	200	10,216
Minebea Mitsumi, Inc.	5,609	99,194
Miroku Jyoho Service Co., Ltd.	300	8,047
Misumi Group, Inc.	5,650	145,973
Mitsubishi UFJ Financial Group, Inc.	34,760	172,463
Mitsuboshi Belting Ltd.	300	5,672
Mitsui Fudosan Co. Ltd.	4,458	102,731
Nabtesco Corp.	3,200	97,383
Nagaileben Co. Ltd.	1,100	24,677
ND Software Co. Ltd.	100	1,520
Nihon Parkerizing Co. Ltd.	2,800	36,371
Nintendo Co. Ltd.	110	37,886
NS Tool Co. Ltd.	300	6,838
OBIC Co. Ltd.	1,511	174,437
Oracle Corp. Japan	909	62,099
ORIX Corp.	8,203	115,723
OSG Corp.	4,700	94,046
Paramount Bed Holdings Co. Ltd.	700	32,802
ProNexus, Inc. (d)	687	8,159
Recruit Holdings Co. Ltd.	2,244	67,061
San-Ai Oil Co. Ltd.	1,800	15,157
Shin-Etsu Chemical Co. Ltd.	1,193	113,006
Shinsei Bank Ltd.	4,375	60,562
SHO-BOND Holdings Co. Ltd.	2,260	155,002
Shoei Co. Ltd.	1,000	43,494
SoftBank Corp.	583	61,816
Software Service, Inc.	200	17,757
Sony Corp.	915	46,087
Sony Financial Holdings, Inc.	4,681	95,263
Subaru Corp.	2,449	59,810
Sumitomo Mitsui Financial Group, Inc.	4,316	156,870
Suzuki Motor Corp. (d)	807	36,693
T&D Holdings, Inc.	4,803	51,589
Takeda Pharmaceutical Co. Ltd.	3,726	137,496
The Monogatari Corp.	100	7,990
TKC Corp.	300	11,702
Tokio Marine Holdings, Inc.	3,146	158,211
Tokyo Electron Ltd.	300	47,520
USS Co. Ltd.	13,900	265,285
Welcia Holdings Co. Ltd.	300	11,782
Workman Co. Ltd.	400	19,319
Yamada Consulting Group Co. Ltd.	700	15,163
Yamato Kogyo Co. Ltd.	200	5,521

TOTAL JAPAN		5,355,975

Kenya - 0.1%
Safaricom Ltd.	180,000	50,094
Korea (South) - 1.3%
BGF Retail Co. Ltd.	375	70,392
Db Insurance Co. Ltd. (b)	945	55,530
Leeno Industrial, Inc.	139	6,831
LG Household & Health Care Ltd.	51	62,304
Samsung Electronics Co. Ltd.	6,613	260,484
Shinhan Financial Group Co. Ltd.	702	26,626

TOTAL KOREA (SOUTH)		482,167

Mexico - 0.0%
Consorcio ARA S.A.B. de CV	15,114	4,050
Netherlands - 2.9%
Aalberts Industries NV	807	31,680
AerCap Holdings NV (b)	1,342	66,617
ASML Holding NV (Netherlands)	2,378	494,866
ING Groep NV (Certificaten Van Aandelen)	10,330	131,811
Koninklijke Philips Electronics NV	2,020	86,746
Takeaway.com Holding BV (a)(b)	195	16,775
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,580	95,597
Wolters Kluwer NV	1,303	90,873
Yandex NV Series A (b)	2,928	109,595

TOTAL NETHERLANDS		1,124,560

New Zealand - 0.1%
Auckland International Airport Ltd.	10,468	55,723
Norway - 0.7%
Adevinta ASA Class B	4,476	44,037
Equinor ASA	6,119	136,495
Kongsberg Gruppen ASA	1,561	22,617
Schibsted ASA (B Shares)	2,276	54,450
Skandiabanken ASA (a)	1,474	14,505

TOTAL NORWAY		272,104

Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	3,628	58,810
Philippines - 0.5%
Ayala Land, Inc.	88,560	83,752
Jollibee Food Corp.	2,100	12,358
SM Prime Holdings, Inc.	142,100	113,795

TOTAL PHILIPPINES		209,905

Portugal - 0.2%
Galp Energia SGPS SA Class B	4,377	73,491
Russia - 1.5%
Alrosa Co. Ltd.	67,600	98,520
Lukoil PJSC sponsored ADR	2,001	169,645
NOVATEK OAO GDR (Reg. S)	699	134,697
Sberbank of Russia	49,810	174,502

TOTAL RUSSIA		577,364

Singapore - 0.2%
United Overseas Bank Ltd.	4,300	87,985
South Africa - 2.5%
Capitec Bank Holdings Ltd.	1,089	101,759
Clicks Group Ltd.	7,073	96,743
FirstRand Ltd.	27,935	132,616
Mondi Ltd.	4,126	90,939
Mr Price Group Ltd.	2,005	30,363
Naspers Ltd. Class N	1,952	502,153

TOTAL SOUTH AFRICA		954,573

Spain - 2.5%
Amadeus IT Holding SA Class A	4,601	365,981
Banco Santander SA (Spain)	48,356	244,686
CaixaBank SA	17,658	56,285
Cellnex Telecom SA (a)	1,400	43,056
Grifols SA ADR	2,331	44,615
Masmovil Ibercom SA (b)	2,054	45,016
Merlin Properties Socimi SA	3,011	41,032
Prosegur Compania de Seguridad SA (Reg.)	16,675	86,743
Unicaja Banco SA (a)	23,309	26,771

TOTAL SPAIN		954,185

Sweden - 2.9%
Addlife AB	693	18,592
AddTech AB (B Shares)	1,112	27,047
Alfa Laval AB	2,948	68,428
ASSA ABLOY AB (B Shares)	12,267	262,239
Atlas Copco AB (A Shares)	5,368	167,558
Epiroc AB Class A	7,504	77,573
Fagerhult AB	4,052	34,610
Hexagon AB (B Shares)	1,288	70,366
Investor AB (B Shares)	3,003	143,218
Lagercrantz Group AB (B Shares)	1,606	19,563
Loomis AB (B Shares)	1,512	55,940
Saab AB (B Shares)	569	18,731
Swedbank AB (A Shares)	2,856	46,665
Telefonaktiebolaget LM Ericsson (B Shares)	10,564	104,501

TOTAL SWEDEN		1,115,031

Switzerland - 4.6%
Credit Suisse Group AG	4,624	61,494
Nestle SA (Reg. S)	6,680	643,135
Roche Holding AG (participation certificate)	1,506	397,378
Schindler Holding AG:
(participation certificate)	583	125,760
(Reg.)	80	16,990
Sika AG	489	74,865
Swiss Life Holding AG	228	107,203
Tecan Group AG	100	22,533
UBS Group AG	10,891	146,375
Zurich Insurance Group Ltd.	561	178,879

TOTAL SWITZERLAND		1,774,612

Taiwan - 2.1%
Addcn Technology Co. Ltd.	1,000	8,802
E.SUN Financial Holdings Co. Ltd.	136,000	111,566
Sporton International, Inc.	4,663	27,614
Taiwan Semiconductor Manufacturing Co. Ltd.	78,000	654,869

TOTAL TAIWAN		802,851

Thailand - 0.1%
Siam Cement PCL (For. Reg.)	3,852	55,757
Turkey - 0.1%
Tupras Turkiye Petrol Rafinerileri A/S	2,686	55,503
United Arab Emirates - 0.3%
National Bank of Abu Dhabi PJSC (b)	28,200	122,837
United Kingdom - 8.5%
Alliance Pharma PLC	14,136	14,489
Ascential PLC	3,669	17,061
AstraZeneca PLC (United Kingdom)	1,859	138,495
Aviva PLC	21,079	118,382
Avon Rubber PLC	719	13,820
BAE Systems PLC	6,900	44,348
BHP Billiton PLC	13,539	319,582
BP PLC	42,090	306,066
British American Tobacco PLC (United Kingdom)	2,741	107,307
Bunzl PLC	2,417	72,774
Cineworld Group PLC	2,163	8,969
Dechra Pharmaceuticals PLC	1,638	56,816
DP Poland PLC (b)	18,304	2,184
Elementis PLC	20,374	43,173
Great Portland Estates PLC	2,036	20,034
Hilton Food Group PLC	368	4,876
Howden Joinery Group PLC	1,219	8,075
Imperial Tobacco Group PLC	2,744	87,164
Informa PLC	17,205	174,771
InterContinental Hotel Group PLC ADR	3,391	224,179
ITE Group PLC	11,252	10,623
ITV PLC	23,754	42,328
Lloyds Banking Group PLC	232,467	190,120
Micro Focus International PLC	2,694	68,074
Network International Holdings PLC (a)	1,400	9,511
NMC Health PLC	2,760	101,565
Prudential PLC	8,697	197,608
Rightmove PLC	11,255	79,341
Royal Dutch Shell PLC Class B sponsored ADR	2,847	184,742
RSA Insurance Group PLC	10,591	74,854
Shaftesbury PLC	4,738	53,103
Spectris PLC	3,768	135,022
Spirax-Sarco Engineering PLC	592	63,687
Standard Chartered PLC (United Kingdom)	13,530	123,502
Standard Life PLC	26,774	97,373
The Weir Group PLC	2,612	56,523
Ultra Electronics Holdings PLC	737	15,300

TOTAL UNITED KINGDOM		3,285,841

United States of America - 8.2%
Adobe, Inc. (b)	335	96,899
Alphabet, Inc. Class A (b)	157	188,237
Autoliv, Inc.	1,147	90,028
Berkshire Hathaway, Inc. Class B (b)	659	142,812
Black Knight, Inc. (b)	1,318	74,362
ConocoPhillips Co.	1,065	67,223
Marsh & McLennan Companies, Inc.	1,414	133,326
Martin Marietta Materials, Inc.	646	143,347
MasterCard, Inc. Class A	1,694	430,683
MercadoLibre, Inc. (b)	182	88,113
Microsoft Corp.	862	112,577
Mohawk Industries, Inc. (b)	370	50,413
Moody's Corp.	1,154	226,899
Morningstar, Inc.	47	6,742
MSCI, Inc.	721	162,499
PayPal Holdings, Inc. (b)	622	70,143
PriceSmart, Inc.	660	39,475
ResMed, Inc.	1,339	139,939
S&P Global, Inc.	628	138,574
Sherwin-Williams Co.	333	151,458
Thermo Fisher Scientific, Inc.	346	95,998
TransDigm Group, Inc. (b)	235	113,392
Visa, Inc. Class A	2,450	402,854

TOTAL UNITED STATES OF AMERICA		3,165,993

TOTAL COMMON STOCKS
(Cost $34,263,118)		37,311,920

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.9%
Itau Unibanco Holding SA	25,000	215,692
Petroleo Brasileiro SA - Petrobras sponsored ADR	7,363	112,138

TOTAL BRAZIL		327,830

Germany - 0.3%
Porsche Automobil Holding SE (Germany)	1,518	105,528
Sartorius AG (non-vtg.)	137	25,077

TOTAL GERMANY		130,605

Spain - 0.1%
Grifols SA Class B	1,646	31,688
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $476,190)		490,123

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.49% (e)	581,943	582,059
Fidelity Securities Lending Cash Central Fund 2.49% (e)(f)	33,072	33,075
TOTAL MONEY MARKET FUNDS
(Cost $615,128)		615,134
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $35,354,436)		38,417,177
NET OTHER ASSETS (LIABILITIES) - 0.5%		206,576
NET ASSETS - 100%		$38,623,753

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $133,880 or 0.3% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,085
Fidelity Securities Lending Cash Central Fund	1,257
Total	$7,342

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,799,519	$876,930	$922,589	$--
Consumer Discretionary	3,743,727	2,822,673	921,054	--
Consumer Staples	2,663,207	1,732,063	931,144	--
Energy	2,244,203	1,593,363	650,840	--
Financials	8,779,519	5,762,346	3,017,173	--
Health Care	2,677,436	1,651,797	1,025,639	--
Industrials	5,505,721	3,892,355	1,613,366	--
Information Technology	6,161,750	4,656,434	1,505,316	--
Materials	3,266,709	2,561,347	705,362	--
Real Estate	669,225	669,225	--	--
Utilities	291,027	98,409	192,618	--
Money Market Funds	615,134	615,134	--	--
Total Investments in Securities:	$38,417,177	$26,932,076	$11,485,101	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,076) — See accompanying schedule: Unaffiliated issuers (cost $34,739,308)	$37,802,043
Fidelity Central Funds (cost $615,128)	615,134
Total Investment in Securities (cost $35,354,436)		$38,417,177
Cash		94,110
Foreign currency held at value (cost $8,078)		8,087
Receivable for securities sold on a delayed delivery basis		19,427
Receivable for fund shares sold		24,277
Dividends receivable		188,300
Distributions receivable from Fidelity Central Funds		2,568
Total assets		38,753,946
Liabilities
Payable for investments purchased	$91,430
Payable for fund shares redeemed	532
Other payables and accrued expenses	5,156
Collateral on securities loaned	33,075
Total liabilities		130,193
Net Assets		$38,623,753
Net Assets consist of:
Paid in capital		$39,800,073
Total distributable earnings (loss)		(1,176,320)
Net Assets, for 3,233,670 shares outstanding		$38,623,753
Net Asset Value, offering price and redemption price per share ($38,623,753 ÷ 3,233,670 shares)		$11.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2019 (Unaudited)
Investment Income
Dividends		$464,258
Non-Cash dividends		25,258
Income from Fidelity Central Funds		7,342
Income before foreign taxes withheld		496,858
Less foreign taxes withheld		(41,986)
Total income		454,872
Expenses
Independent trustees' fees and expenses	$110
Commitment fees	55
Total expenses		165
Net investment income (loss)		454,707
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,264,956)
Fidelity Central Funds	(6)
Foreign currency transactions	(3,437)
Total net realized gain (loss)		(2,268,399)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $5,147)	6,074,979
Fidelity Central Funds	6
Assets and liabilities in foreign currencies	(203)
Total change in net unrealized appreciation (depreciation)		6,074,782
Net gain (loss)		3,806,383
Net increase (decrease) in net assets resulting from operations		$4,261,090

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$454,707	$1,180,382
Net realized gain (loss)	(2,268,399)	(2,303,267)
Change in net unrealized appreciation (depreciation)	6,074,782	(4,149,405)
Net increase (decrease) in net assets resulting from operations	4,261,090	(5,272,290)
Distributions to shareholders	(958,596)	(243,461)
Share transactions
Proceeds from sales of shares	6,249,352	61,885,506
Reinvestment of distributions	958,596	243,461
Cost of shares redeemed	(18,278,708)	(24,832,406)
Net increase (decrease) in net assets resulting from share transactions	(11,070,760)	37,296,561
Total increase (decrease) in net assets	(7,768,266)	31,780,810
Net Assets
Beginning of period	46,392,019	14,611,209
End of period	$38,623,753	$46,392,019
Other Information
Shares
Sold	560,571	5,081,975
Issued in reinvestment of distributions	92,439	20,407
Redeemed	(1,675,180)	(2,068,952)
Net increase (decrease)	(1,022,170)	3,033,430

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$11.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.30	.16
Net realized and unrealized gain (loss)	1.18	(1.24)	1.79
Total from investment operations	1.32	(.94)	1.95
Distributions from net investment income	(.28)	(.07)	–
Distributions from net realized gain	–	(.03)	–
Total distributions	(.28)	(.11)C	–
Net asset value, end of period	$11.94	$10.90	$11.95
Total ReturnD	12.49%	(7.98)%	19.50%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	2.49%H	2.53%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$38,624	$46,392	$14,611
Portfolio turnover rateI	57%H	69%	35%H

 A For the period March 7, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.11 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.032 per share.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2019

1. Organization.

Fidelity Flex International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,565,988
Gross unrealized depreciation	(1,841,546)
Net unrealized appreciation (depreciation)	$2,724,442
Tax cost	$35,692,735

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,064,682)
Long-term	(501)
Total capital loss carryforward	$(2,065,183)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,710,706 and $22,295,589, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $64 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $55 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,257. During the period, there were no securities loaned to FCM.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Expenses Paid During Period-B November 1, 2018 to April 30, 2019
Actual	- %-C	$1,000.00	$1,124.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex International Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to certain Fidelity fee-based programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of the program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund with limited exceptions.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for the fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program. The Board considered that the amendments would not change the services provided to the fund or the party responsible for making such payments under the current management contract.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ZNL-SANN-0619
1.9881586.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 25, 2019